|---------------------------------|
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment  Company  Act  file  number          811-08495

                              GARTMORE MUTUAL FUNDS
               (Exact name of registrant as specified in charter)
                1200 RIVER ROAD, CONSHOHOCKEN, PENNSYLVANIA 19428
       (Address of principal executive offices)                (Zip code)
                            ELIZABETH A. DAVIN, ESQ.
                                NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (Name and address of agent for service)
Registrant's  telephone  number,  including  area  code:     (484)  530-1300

Date  of  fiscal  year  end:     10/31/03

Date  of  reporting  period:     10/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

GARTMORE FUNDS

ANNUAL  REPORT
October  31,  2003

Nationwide  Large  Cap  Growth Fund
Nationwide Small Cap Fund
Nationwide S&P 500 Index  Fund
Nationwide Mid Cap Market Index Fund
Nationwide Small Cap Index Fund
Nationwide International Index Fund
Nationwide Bond Index Fund
NorthPointe Small Cap  Value  Fund


                               [GRAPHIC  OMITED]


                               [GRAPHIC  OMITED]


--------------------------------------------------------------------------------

     CONTENTS

  2  Nationwide Large Cap Growth Fund
  6  Nationwide Small Cap Fund
 18  Nationwide S&P 500 Index Fund
 28  Nationwide Mid Cap Market Index Fund
 36  Nationwide Small Cap Index Fund
 60  Nationwide International Index Fund
 80  Nationwide Bond Index Fund
102  NorthPointe Small Cap Value Fund

111  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NATIONWIDE  LARGE  CAP  GROWTH  FUND

Class A Shares symbol: NPGAX
Class B Shares symbol: NPLBX
Class C Shares symbol: NCLGX
Institutional  Service  Class  symbol:  NPLIX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended Oct. 31, 2003, the Fund returned 20.21%* versus 21.81% for its benchmark, the Russell 1000 Growth Index.

For broader comparison, the average return for this Fund's peer category (Large-Cap Growth Funds) was 19.06%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT MARKET/ECONOMIC CONDITIONS AND PORTFOLIO-SPECIFIC FACTORS AFFECTED PERFORMANCE?

There are no inherent biases in our process with respect to market conditions, and we believe that no specific investment environment exists in which our strategy is expected to be out of sync in comparison with the benchmark. The correlation (relationship) between the Fund's historical excess returns and various types of markets is very close to zero.

Our investment themes generated positive returns overall for the Fund during the period. Valuation and profitability were the biggest positive contributors to the Fund's excess returns, as inexpensive companies with good profit margins and operating efficiency outperformed their counterparts. Earnings quality and management impact also contributed positively, albeit less significantly. Fundamental research was essentially flat, while momentum detracted from the Fund's relative returns.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Stock selection by the Fund was positive in nine of the 13 sectors, most notably in the financials and technology sectors. On the other hand, Fund holdings in the consumer cyclicals and consumer services sectors underperformed their peers in the benchmark by the widest margin. In individual stock positions, overweights by the Fund in SanDisk Corp. (1.3% of the Fund's assets), Amazon.com, Inc. (1.4%) and Intel Corp. (5.3%) were the biggest contributors to positive relative performance. On the downside, an overweight position by the Fund in Kraft Foods Inc. (0.9%) and underweights in The Home Depot Inc. (0.6%) and Loews Corp. (0.67%) detracted the most from Fund returns as compared to the Index.

There  were  no  significant transactions by the Fund during the period.

HOW  IS  THE  FUND  POSITIONED?

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, and those stocks with good momentum should perform better than those with poor momentum. We also prefer companies about which fundamental research analysts are becoming more positive, as well as firms that are profitable, that have sustainable earnings and that use their capital to enhance shareholder value. We anticipate that the Fund will remain fully invested and expect that added by the Fund over time will be due to stock selection as opposed to sector or size allocations.

MERGER  OF  THE  FUND

On Dec. 12, 2003, the shareholders of the Fund, at a special shareholder meeting, approved a proposal by the Fund's Board of Trustees to merge the Fund into the Gartmore Growth Fund. Pursuant to this shareholder approval, the Fund was merged into the Gartmore Growth Fund, effective as of the close of business on Dec. 19, 2003.

PORTFOLIO  MANAGER:  Goldman  Sachs  Asset  Management  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $37,656,471
OCTOBER  31,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  October  31,  2003)

                                        1 YR.   INCEPTION1
-----------------------------------------------------------
Class A                       w/o SC2   20.21%       -3.25%
                              w/SC3     13.26%       -4.39%
-----------------------------------------------------------
Class B                       w/o SC2   19.57%       -4.05%
                              w/SC4     14.57%       -4.41%
-----------------------------------------------------------
Class C5                      w/o SC2   19.57%       -4.05%
                              w/SC6     17.29%       -4.24%
-----------------------------------------------------------
Institutional Service Class7            20.51%       -3.06%
-----------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
1    Fund  commenced  operations  on  November  2,  1998.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns until the creation of Class C shares (3/1/01) include the performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after any fee waivers or reimbursements. For Class C shares returns with sales charges, these returns have been restated for the applicable sales charges.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

GROWTH  OF  A  $10,000  INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Date        Class A  Russell 1000 Growth   CPI
11/2/1998     9,425               10,000  10,000
10/31/1999   12,799               13,425  10,256
10/31/2000   13,729               14,678  10,610
10/31/2001    8,249                8,815  10,835
10/31/2002    6,647                7,085  11,055
10/31/2003    7,990                8,631  11,333

Comparative performance of $10,000 invested in Class A shares of the Nationwide Large Cap Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.
(a) The Russell 1000 Growth is an unmanaged index of growth securities of large U.S. companies included in the Russell 1000 Index.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENT  OF  INVESTMENTS
October  31,  2003

NATIONWIDE  LARGE  CAP  GROWTH  FUND

COMMON  STOCKS  (99.0%)

                                               SHARES OR
                                            PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------

AGRICULTURAL OPERATIONS (1.1%)
Monsanto Co.                                          15,900  $  398,295
                                                              ----------

------------------------------------------------------------------------
APPLIANCES (0.1%)
Whirlpool Corp.                                          500      35,235
                                                              ----------

------------------------------------------------------------------------
AUTOMOTIVE (1.0%)
Autoliv, Inc.                                          6,300     208,656
AutoNation, Inc. (b)                                   6,700     125,290
General Motors Corp.                                     900      38,403
                                                              ----------
                                                                 372,349
                                                              ----------

------------------------------------------------------------------------
BATTERIES (0.0%)
Energizer Holdings, Inc. (b)                               1          37
                                                              ----------

------------------------------------------------------------------------
BEVERAGES/SOFT DRINK (1.0%)
Coca-Cola Co.                                          5,100     236,640
PepsiCo, Inc.                                          3,200     153,024
                                                              ----------
                                                                 389,664
                                                              ----------

------------------------------------------------------------------------
BROADCAST MEDIA/CABLE TELEVISION (2.7%)
Comcast Corp., Class A (b)                             6,700     227,264
Cox Communications, Inc., Class A (b)                  1,100      37,477
Fox Entertainment Group, Inc. (b)                     13,000     360,100
Hearst - Argyle Television, Inc. (b)                   3,900      94,419
Viacom, Inc., Class B                                  7,170     285,868
                                                              ----------
                                                               1,005,128
                                                              ----------

------------------------------------------------------------------------
BUILDING (0.8%)
NVR, Inc. (b)                                            600     293,640
                                                              ----------

------------------------------------------------------------------------
CAPITAL GOODS (6.0%)
3M Co.                                                 5,600     441,672
General Electric Co.                                  61,400   1,781,214
ITT Industries, Inc.                                     600      40,794
                                                              ----------
                                                               2,263,680
                                                              ----------

------------------------------------------------------------------------
COMPUTER EQUIPMENT (5.3%)
Cisco Systems, Inc. (b)                               33,200     696,536
Dell, Inc. (b)                                        14,800     534,576
EMC Corp. (b                                          29,500     408,280
Hewlett-Packard Co.                                    9,100     203,021
International Business Machines Corp.                  1,600     143,168
                                                              ----------
                                                               1,985,581
                                                              ----------

------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (9.3%)
Adobe Systems, Inc.                                    9,300     407,712
BMC Software, Inc. (b)                                13,600     236,368
Citrix Systems, Inc. (b)                               8,600     217,408
Computer Associates International, Inc.               17,400     409,248
Computer Sciences Corp. (b)                            1,000      39,620

                                                  SHARES OR
                                              PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
Intuit, Inc. (b)                                         700  $   34,986
Microsoft Corp.                                       52,800   1,380,720
Oracle Corp. (b)                                       2,700      32,292
SanDisk Corp. (b)                                      5,200     419,120
Symantec Corp. (b)                                     2,600     173,290
VERITAS Software Corp. (b)                             3,800     137,370
                                                              ----------
                                                               3,488,134
                                                              ----------

------------------------------------------------------------------------
CONSUMER PRODUCTS (4.4%)
Gillette Co. (The)                                    16,500     526,350
Procter & Gamble Co.                                   9,900     973,071
R.J. Reynolds Tobacco Holdings, Inc.                   3,400     163,302
                                                              ----------
                                                               1,662,723
                                                              ----------

------------------------------------------------------------------------
CONTAINERS (0.1%)
Sealed Air Corp. (b)                                   1,000      53,230
                                                              ----------

------------------------------------------------------------------------
DRUGS (8.9%)
Abbott Laboratories                                    2,900     123,598
American Pharmaceutical Partners, Inc. (b)             4,700     114,445
Eli Lilly & Co.                                        3,400     226,508
Endo Pharmaceuticals Holdings, Inc. (b)                3,000      49,080
Genentech, Inc. (b)                                    3,700     303,289
Merck & Co., Inc.                                     10,100     446,925
Mylan Laboratories, Inc.                              15,150     365,873
Pfizer, Inc.                                          52,955   1,673,378
Wyeth                                                    800      35,312
                                                              ----------
                                                               3,338,408
                                                              ----------

------------------------------------------------------------------------
E-COMMERCE & SERVICES (0.7%)
eBay, Inc. (b)                                         4,900     274,106
                                                              ----------

------------------------------------------------------------------------
EDUCATIONAL SERVICES (0.5%)
Apollo Group, Inc. (b)                                 2,000     127,060
ITT Educational Services, Inc. (b)                     1,500      74,700
                                                              ----------
                                                                 201,760
                                                              ----------

------------------------------------------------------------------------
ELECTRONICS (1.2%)
Agilent Technologies, Inc. (b)                         9,300     231,756
Arrow Electronics, Inc. (b)                            3,300      70,455
Avnet, Inc. (b)                                        3,400      65,960
LSI Logic Corp. (b)                                   10,200      94,248
                                                              ----------
                                                                 462,419
                                                              ----------

------------------------------------------------------------------------
FINANCIAL/MISCELLANEOUS (6.1%)
A.G. Edwards, Inc.                                       900      36,450
AmeriCredit Corp. (b)                                  8,300     111,220
Bank of America Corp.                                  4,600     348,358
CIT Group, Inc.                                        3,000     100,860
Doral Financial Corp.                                  1,200      60,600

2003  ANNUAL  REPORT  3
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  LARGE  CAP  GROWTH  FUND  (Continued)
COMMON  STOCKS  (CONTINUED)

                                          SHARES OR
                                       PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------

FINANCIAL/MISCELLANEOUS (continued)
Fannie Mae                                        2,100  $  150,549
Hudson City Bancorp, Inc.                         3,500     120,890
MBIA, Inc.                                        1,000      59,610
MBNA Corp.                                       20,750     513,563
Morgan Stanley                                    1,000      54,870
New York Community Bancorp, Inc.                  1,100      39,820
Prudential Financial, Inc.                        9,700     374,808
Radian Group, Inc.                                3,900     206,310
SLM Corp.                                         2,900     113,564
                                                         ----------
                                                          2,291,472
                                                         ----------

-------------------------------------------------------------------
FOOD & RELATED (4.4%)
Archer-Daniels-Midland Co.                       27,000     387,450
Interstate Bakeries Corp.                         2,400      35,232
Kraft Foods, Inc., Class A                       11,600     337,560
Sysco Corp.                                      15,700     528,462
Tyson Foods, Inc., Class A                       25,600     365,312
                                                         ----------
                                                          1,654,016
                                                         ----------

-------------------------------------------------------------------
HEALTHCARE (12.6%)
Amgen, Inc. (b)                                  15,188     938,010
Boston Scientific Corp. (b)                       7,600     514,672
Gilead Sciences, Inc. (b)                         7,700     420,266
Health Net, Inc. (b)                              9,400     296,946
Johnson & Johnson                                20,900   1,051,896
Manor Care, Inc.                                  2,600      86,528
McKesson Corp.                                   11,600     351,132
Medco Health Solutions, Inc. (b)                  1,218      40,438
Medtronic, Inc.                                   3,300     150,381
St. Jude Medical, Inc. (b)                        2,600     151,216
UnitedHealth Group, Inc.                          5,800     295,104
Zimmer Holdings, Inc. (b)                         7,800     497,718
                                                         ----------
                                                          4,794,307
                                                         ----------

-------------------------------------------------------------------
INSTRUMENTS (1.4%)
Guidant Corp.                                     9,700     494,797
Thermo Electron Corp. (b)                         2,300      50,554
                                                         ----------
                                                            545,351
                                                         ----------

-------------------------------------------------------------------
INSURANCE (1.7%)
American International Group, Inc.                2,400     145,992
Loews Corp.                                       2,900     124,700
MetLife, Inc.                                     3,700     116,180
Principal Financial Group, Inc.                   7,500     235,125
                                                         ----------
                                                            621,997
                                                         ----------

-------------------------------------------------------------------
METAL - DIVERSIFIED (0.2%)
Freeport-McMoRan Copper & Gold, Inc.              1,800      69,750
                                                         ----------

                                          SHARES OR
                                       PRINCIPAL AMOUNT  VALUE
-------------------------------------------------------------------
MULTI-MEDIA (1.2%)
Clear Channel Communications, Inc.                2,600  $  106,132
Cox Radio, Inc. (b)                               2,900      64,148
Walt Disney Co. (The)                            12,000     271,680
                                                         ----------
                                                            441,960
                                                         ----------

-------------------------------------------------------------------
OIL & GAS (1.8%)
Burlington Resources, Inc.                        1,200      58,368
Sunoco, Inc.                                      8,900     389,464
Transocean Sedco Forex, Inc. (b)                 11,800     226,442
                                                         ----------
                                                            674,274
                                                         ----------

-------------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.6%)
Halliburton Co.                                   9,200     219,696
                                                         ----------

-------------------------------------------------------------------
REAL ESTATE (0.2%)
LNR Property Corp.                                1,800      73,620
                                                         ----------

-------------------------------------------------------------------
RETAIL (10.8%)
Amazon.com, Inc. (b)                              7,900     429,918
AutoZone, Inc. (b)                                2,400     230,640
Best Buy Co., Inc. (b)                            3,600     209,916
Blockbuster, Inc.                                 4,300      82,861
CBRL Group, Inc.                                  5,300     205,375
Coach, Inc. (b)                                   1,400      49,658
CVS Corp.                                         4,500     158,310
Family Dollar Stores, Inc.                          900      39,249
Federated Department Stores, Inc.                 5,100     242,505
Home Depot, Inc.                                  6,300     233,541
Longs Drug Stores Corp                            2,100      47,040
Penney (J.C), Co., Inc.                           2,100      49,665
Saks, Inc. (b)                                    7,300     101,470
Staples, Inc. (b)                                17,800     477,396
SUPERVALU, Inc.                                   1,500      37,830
Wal-Mart Stores, Inc.                            25,100   1,479,645
                                                         ----------
                                                          4,075,019
                                                         ----------

-------------------------------------------------------------------
SEMICONDUCTORS (7.1%)
Cypress Semiconductor Corp. (b)                   1,800      38,628
Intel Corp.                                      58,900   1,946,645
Maxim Integrated Products, Inc.                   6,200     308,202
National Semiconductor Corp. (b)                  5,600     227,528
NVIDIA Corp. (b)                                  8,500     150,280
                                                         ----------
                                                          2,671,283
                                                         ----------

-------------------------------------------------------------------
SERVICES (3.9%)
Accenture Ltd., Class A (b)                      10,500     245,700
Convergys Corp. (b)                              18,100     290,686
CSG Systems International, Inc. (b)               2,400      27,576

4     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT             VALUE
-----------------------------------------------------------------------------------------
SERVICES (continued)
Deluxe Corp.                                                    1,400         $    56,518
GTECH Holdings Corp.                                            3,500             156,380
IMS Health, Inc.                                                6,900             162,357
Moody's Corp.                                                   7,200             416,376
Waste Management, Inc.                                          4,400             114,048
                                                                              -----------
                                                                                1,469,641
                                                                              -----------

-----------------------------------------------------------------------------------------
TELECOMMUNICATIONS (3.7%)
Advanced Fibre Communications, Inc. (b                          2,500              60,175
AT&T Wireless Services, Inc. (b                                35,800             259,550
Avaya, Inc. (b)                                                 3,600              46,584
Motorola, Inc.                                                 12,500             169,125
PanAmSat Corp. (b)                                              6,400             132,480
QUALCOMM, Inc.                                                  7,600             361,000
Scientific-Atlanta, Inc.                                        4,600             136,160
Sprint Corp., FON Group                                         7,400             118,400
US Cellular Corp. (b)                                           3,100             104,966
                                                                              -----------
                                                                                1,388,440
                                                                              -----------

-----------------------------------------------------------------------------------------
TRANSPORTATION (0.2%)
Hunt (JB) Transport Services, Inc. (b)                          2,900              73,602
                                                                              -----------

TOTAL COMMON STOCKS                                                            37,288,817
                                                                              -----------

REPURCHASE AGREEMENTS (1.0%)
                                                       SHARES OR
                                                    PRINCIPAL AMOUNT          VALUE
-----------------------------------------------------------------------------------------
CS First Boston, 0.94%, dated 10/31/03,
due 11/03/03, repurchase price $185,214
(Fully collaterailzed by AA Rated Corporate Bonds)  $         185,199         $   185,199
Lehman Brothers, Inc., 0.94% dated 10/31/03,
due 11/03/03, repurchase price $34,299
(Fully collateralized by U.S. Agency Securities)               34,296              34,296
Nomura Securities, 0.94%, dated 10/31/03,
due 11/03/03, repurchase price $148,171
(Fully collateralized by AA Rated Corporate Bonds)            148,159             148,159
                                                                              -----------

TOTAL REPURCHASE AGREEMENTS                                                       367,654
                                                                              -----------

TOTAL INVESTMENTS (COST $35,389,542) (A) - 100.0%                              37,656,471

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                       18,778
                                                                              -----------

NET ASSETS - 100.0%                                                           $37,675,249
                                                                              ===========

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
At  October,  31  2003  the  Fund's open long futures contracts were as follows:

                                       MARKET VALUE     UNREALIZED
NUMBER OF  LONG                         COVERED BY     APPRECIATION
CONTRACTS  CONTRACTS*      EXPIRATION    CONTRACTS    (DEPRECIATION)
---------------------------------------------------------------------
        8  S&P 500 E-mini    12/19/03  $     419,800  $         7,530

*    Cash  pledged  as  collateral.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

2003  ANNUAL  REPORT  5
--------------------------------------------------------------------------------

NATIONWIDE  SMALL  CAP  FUND

Class A Shares symbol: NPSAX
Class B Shares symbol: NPSBX
Class C Shares symbol: NCSMX
Institutional  Service  Class  symbol:  NSISX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended Oct. 31, 2003, the Fund returned 42.35%* versus 43.35% for its benchmark, the Russell 2000 Index.

For broader comparison, the average return for this Fund's peer category (Small-Cap Core Funds) was 38.95%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Against a backdrop of improving corporate earnings, Gross Domestic Product growth, favorable job-creation statistics, and an accommodative stance on the part of the Federal Reserve, U.S. equity markets produced substantial positive returns for large-, mid- and small-cap indexes for the annual period ended Oct. 31, 2003. The smallest-cap stocks were the best performers. Because the Fund's investment process maintains overall portfolio size characteristics that are very similar to those of the Fund's benchmark, the portfolio participated in the small-cap rally. Overall, the Fund's portfolio outperformed the benchmark in eight of 13 sectors.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's top holdings were Commercial Federal Corp. (a bank holding company), The Toro Co. (known for its lawnmowers), Briggs and Stratton Corp. (manufacturer of small engines), and LandAmerica Financial Group, Inc. (provider of real estate title insurance, escrow and closing services). Each of these stocks constituted about 1% of the Fund's portfolio, and the prices of these Fund holdings rose between 11% and 69% during the period.

The Fund employs a quantitative model to rank stocks and to determine whether a stock should be purchased, sold or maintained in the portfolio. The model is built on common-sense concepts that drive stock selection, including earnings momentum, management action, price trend and relative value. These four main concepts are driven by seven factors, some of which are earnings yield and momentum (defined as Relative Value) and volatility (defined as Operating Stability).

Significant purchases included United Stationers Inc. (office products wholesaler) and Brown Shoe Co. Inc. Major sales by the Fund included SanDisk Corp. (manufacturer of computer storage devices) and Avid Technology Inc. (producer of computer peripherals). SanDisk was sold in late June because the stock no longer qualifies to be in the Fund's small-cap universe. Avid was sold in August because its rankings on three of the Model concepts declined after the stock price had more than doubled.

HOW  IS  THE  FUND  POSITIONED?

The Fund continues to remain fully invested with equity sector weightings that mimic those of the benchmark Index. The largest sector weighting differences relative to the benchmark are overweights of approximately 1% in industrials and telecommunications, and underweights of approximately 1% in commercial services and utilities. The Fund's style risk exposures are very similar to those of the Fund's benchmark, with modest but consistent biases toward stocks with earnings momentum, and yield, and against those with high volatility.

PORTFOLIO  MANAGER:  INVESCO,  Inc.  -  Subadviser
* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $49,610,516
OCTOBER  31,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  October  31,  2003)

                                        1 YR.   INCEPTION1
-----------------------------------------------------------
Class A                       w/o SC2   42.35%        8.63%
                              w/SC3     34.12%        7.35%
-----------------------------------------------------------
Class B                       w/o SC2   41.53%        7.97%
                              w/SC4     36.53%        7.67%
-----------------------------------------------------------
Class C5                      w/o SC2   41.45%        8.00%
                              w/SC6     38.97%        7.79%
-----------------------------------------------------------
Institutional Service Class7            42.61%        8.82%
-----------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
1    Fund  commenced  operations  on  November  2,  1998.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns until the creation of Class C shares (3/1/01) include the performance of the Fund's Class B shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after any fee waivers or reimbursements. For Class C shares returns with sales charges, these returns have been restated for the applicable sales charges.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7     Not  subject  to  any  sales  charges.

GROWTH  OF  A  $10,000  INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Date        Class A  Russell 2000   CPI
-----------------------------------------
11/2/1998     9,425        10,000  10,000
10/31/1999   10,573        11,487  10,256
10/31/2000   12,503        13,486  10,610
10/31/2001   11,241        11,774  10,835
10/31/2002   10,011        10,411  11,055
10/31/2003   14,252        14,926  11,333

Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.
(a) The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENT  OF  INVESTMENTS
October  31,  2003

NATIONWIDE  SMALL  CAP  FUND

COMMON  STOCKS  (97.6%)

                                                     SHARES OR
                                                  PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------

AEROSPACE (0.1%)
Ducommun, Inc. (b)                                           1,400  $   26,180
Moog, Inc., Class A (b)                                        800      33,920
                                                                    ----------
                                                                        60,100
                                                                    ----------

------------------------------------------------------------------------------
APPAREL (1.1%)
Brown Shoe Company, Inc.                                     8,900     307,940
Kellwood Co.                                                 3,400     127,058
Unifirst Corp.                                               1,000      26,350
                                                                    ----------
                                                                       461,348
                                                                    ----------

------------------------------------------------------------------------------
APPLIANCES (1.0%)
Daktronics, Inc. (b)                                         2,500      38,725
Greif Brothers Corp., Class A                                  800      26,024
Quixote Corp.                                                1,100      26,642
Silgan Holdings, Inc. (b)                                    2,000      63,960
York International Corp.                                     6,300     250,362
                                                                    ----------
                                                                       405,713
                                                                    ----------

------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (1.8%)
American Axle & Manufacturing Holdings, Inc. (b)             6,400     221,440
Dura Automotive Systems, Inc. (b)                            5,000      48,300
Pep Boys-Manny, Moe & Jack, Inc.                             7,900     151,917
Polaris Industries, Inc.                                     2,600     222,560
Standard Motor Products, Inc.                                1,000      11,150
Tenneco Automotive, Inc. (b)                                10,300      61,388
Wabash National Corp. (b)                                      800      18,456
                                                                    ----------
                                                                       735,211
                                                                    ----------

------------------------------------------------------------------------------
BANKING (5.8%)
ABC Bancorp                                                    600      10,092
Accredited Home Lenders Holding Co. (b)                      3,400      97,308
Amcore Financial, Inc.                                       2,700      72,900
Americanwest Bancorp (b)                                       600      11,976
BancFirst Corp.                                                200      10,794
BancorpSouth, Inc.                                           3,200      75,232
Bank of Granite Corp.                                          700      15,120
Capital Corp. (b)                                              500      19,170
Capitol Bancorp Ltd.                                           400      10,600
City Holding Co.                                             2,600      87,932
Columbia Banking System, Inc.                                2,300      44,551
Community First Bankshares, Inc.                             8,600     233,490
Dime Community Bancshares                                      300       8,364
First Commonwealth Financial Corp.                             700       9,660
First Midwest Bancgroup, Inc.                                2,500      77,250
First National Corp.                                           600      17,280
First Republic Bancorp, Inc.                                 1,200      42,960
Firstbank Corp.                                              5,300     176,490
Flagstar Bancorp, Inc.                                      12,500     278,750
Frontier Financial Corp.                                     1,100      34,485
Humboldt Bancorp                                               800      13,040
Independent Bank Corp.                                       1,700      49,181

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------------
BANKING (continued)
ITLA Capital Corp. (b)                                         700  $   32,585
Local Financial Corp. (b)                                    2,900      56,289
Massbank Corp.                                                 400      16,220
Mid-State Bancshares                                           700      17,031
New Century Financial Corp.                                  6,600     244,728
Oriental Financial Group, Inc.                               2,400      61,488
Patriot Bank Corp.                                             800      16,776
Peoples Holding Co.                                            200       9,732
Privatebancorp, Inc.                                           400      16,200
S & T Bancorp, Inc.                                            300       9,072
Sandy Spring Bancorp, Inc.                                     600      21,642
Second Bancorp, Inc.                                         1,200      33,240
Simmons First National Corp., Class A                        1,100      28,215
State Bancorp, Inc.                                            500      10,325
State Financial Services Corp.                                 600      15,798
Staten Island Bancorp, Inc.                                  5,000      99,650
Sterling Bancorp, Inc.                                       1,100      32,131
Suffolk Bancorp                                                400      14,004
Susquehanna Bancshares, Inc.                                 4,800     120,240
Trustmark Corp.                                              2,200      62,634
Union Bankshares Corp.                                         300       9,582
United Community Financial Corp.                             2,600      28,808
Wesbanco, Inc.                                                 500      13,335
West Coast Bancorp, Inc.                                     1,000      20,850
                                                                    ----------
                                                                     2,387,200
                                                                    ----------

------------------------------------------------------------------------------
BUILDING MATERIALS (2.5%)
AMCOL International Corp.                                    5,300      95,612
Brookfield Homes Corp.                                       1,600      34,640
Building Materials Holding Corp.                             1,200      16,968
Carlisle Companies, Inc.                                     4,500     258,075
Centex Construction Products, Inc.                           1,400      75,460
Hughes Supply, Inc.                                          6,800     262,820
M/I Schottenstein Homes, Inc.                                4,500     187,335
USG Corp. (b)                                                4,000      67,000
Walter Industries, Inc.                                      3,700      43,956
                                                                    ----------
                                                                     1,041,866
                                                                    ----------

------------------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (1.8%)
Angelica Corp.                                               2,600      53,560
CDI Corp.                                                    3,100     101,525
Consolidated Graphics, Inc. (b)                              2,100      58,065
CSS Industries, Inc.                                           900      24,291
John H. Harland Co.                                          3,600      98,028
New England Business Services, Inc.                          1,800      52,380
Per-Se Technologies, Inc. (b)                                3,200      43,520
US Oncology, Inc. (b)                                       30,300     331,482
                                                                    ----------
                                                                       762,851
                                                                    ----------

2003  ANNUAL  REPORT  7
--------------------------------------------------------------------------------

October  31,  2003
NATIONWIDE  SMALL  CAP  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                             SHARES OR
                                          PRINCIPAL AMOUNT    VALUE
----------------------------------------------------------------------

CAPITAL GOODS (0.8%)
C&D Technologies, Inc.                               7,200  $  143,496
Middleby Corp. (b)                                   3,100      80,631
Presstek, Inc. (b)                                   3,200      24,672
Watsco, Inc.                                         4,000      85,640
                                                            ----------
                                                               334,439
                                                            ----------

----------------------------------------------------------------------
CHEMICALS (2.2%)
Albemarle Corp.                                      3,200      85,824
Arch Chemicals, Inc.                                 2,900      64,322
Cytec Industries, Inc. (b)                           2,900     101,239
Ethyl Corp. (b)                                      2,200      35,420
Hercules, Inc. (b)                                  10,700     111,815
MacDermid, Inc.                                      4,200     125,496
Material Sciences Corp.                              1,400      13,132
Octel Corp.                                          2,100      39,081
TETRA Technologies, Inc. (b)                        13,800     312,018
                                                            ----------
                                                               888,347
                                                            ----------

----------------------------------------------------------------------
COMMUNICATION EQUIPMENT (1.3%)
Applied Signal Technology, Inc.                      2,000      41,400
Comtech Telecommunications Corp. (b)                 6,600     194,370
Intervoice, Inc. (b)                                 7,700      80,157
ParthusCeva, Inc. (b)                                1,500      11,085
Sonus Networks, Inc. (b)                            25,900     212,639
                                                            ----------
                                                               539,651
                                                            ----------

----------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (8.0%)
Advanced Digital Information Corp. (b)              13,000     211,250
Akamai Technologies, Inc. (b)                       17,200     135,880
Ansys, Inc. (b)                                      3,300     117,612
Captaris, Inc. (b)                                   1,800      10,710
Cerner Corp. (b)                                       300      12,711
Checkpoint Systems, Inc. (b)                         1,900      35,796
CNET Networks, Inc. (b)                              1,500      12,210
Concord Communications, Inc. (b)                     1,300      23,283
Datastream Systems, Inc. (b)                         1,900      14,744
Dendrite International, Inc. (b)                     8,600     129,860
Digitas, Inc. (b)                                    2,300      20,010
Electronics for Imaging, Inc. (b)                    1,800      48,780
Epicor Software Corp. (b)                           11,300     114,243
Eresearch Technology, Inc. (b)                       5,500     252,945
Hutchinson Technology, Inc. (b)                      5,100     170,901
Hyperion Solutions Corp. (b)                         6,200     207,638
Informatica Corp. (b)                                1,300      14,170
Inter-Tel, Inc.                                        400      10,076
Keane, Inc. (b)                                     21,000     275,940
Keynote Systems, Inc. (b)                            2,300      26,105
Macromedia, Inc. (b)                                 4,100      78,351
ManTech International Corp. (b)                        600      14,676
Mercury Computer Systems, Inc. (b)                   5,400     116,154
Micromuse, Inc. (b)                                 20,000     161,000

                                             SHARES OR
                                          PRINCIPAL AMOUNT    VALUE
----------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
Netegrity, Inc. (b)                                  6,200  $   73,532
Omicell, Inc. (b)                                    4,900      69,727
Pomeroy IT Solutions, Inc.                             800      11,504
Progress Software Corp. (b)                            800      17,656
Rainbow Technologies, Inc. (b)                       2,200      27,082
RSA Security, Inc. (b)                               6,900      89,493
SERENA Software, Inc. (b)                              900      15,525
Silicon Storage Technology, Inc. (b)                10,200     114,036
SOURCECORP, Inc. (b)                                   600      14,058
SRA International, Inc., Class A (b)                 2,200      95,832
SS&C Technologies, Inc.                              3,400      74,800
Stratasys, Inc. (b)                                  4,000     190,400
Sykes Enterprises, Inc. (b)                          5,100      47,532
Transaction Systems Architects, Inc. (b)            10,400     208,000
                                                            ----------
                                                             3,264,222
                                                            ----------

----------------------------------------------------------------------
CONSUMER GOODS & SERVICES (2.0%)
Alderwoods Group, Inc. (b)                           6,600      49,170
Chattem, Inc. (b)                                    6,000      88,020
Coinstar, Inc. (b)                                   5,100      74,715
Department 56, Inc. (b)                              1,500      21,075
Interstate Bakeries Corp.                            7,300     107,164
Kaydon Corp.                                           700      16,639
Nautilus Group Inc.                                  3,200      49,952
Nu Skin Enterprises, Inc.                            3,500      55,545
R. H. Donnelley Corp. (b)                            2,700     115,803
TBC Corp. (b)                                        2,300      62,537
The Advisory Board Co. (b)                           4,000     145,560
Thomas Nelson, Inc.                                  2,700      42,795
                                                            ----------
                                                               828,975
                                                            ----------

----------------------------------------------------------------------
DISTRIBUTION (2.0%)
Bandag, Inc.                                         5,100     186,660
Handleman Co.                                       11,700     207,675
Keystone Automotive Industries, Inc. (b)               500      12,365
Sanderson Farms, Inc.                                  800      28,112
United Stationers, Inc. (b)                         10,400     386,984
                                                            ----------
                                                               821,796
                                                            ----------

----------------------------------------------------------------------
DRUGS (1.5%)
Idexx Laboratories, Inc. (b)                         8,600     406,780
Incyte Pharmaceuticals, Inc. (b)                    11,800      62,304
Perrigo Co.                                          9,800     131,810
                                                            ----------
                                                               600,894
                                                            ----------

----------------------------------------------------------------------
EDUCATIONAL SERVICES (0.3%)
ITT Educational Services, Inc. (b)                   1,400      69,720
Renanissance Learning, Inc. (b)                      2,800      70,448
                                                            ----------
                                                               140,168
                                                            ----------

8     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                SHARES OR
                                             PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------

ELECTRONICS (4.6%)
Artesyn Technologies, Inc. (b)                          7,200  $   59,256
Audiovox Corp. (b)                                      4,200      50,400
Benchmark Electronics, Inc. (b)                         6,300     306,936
Cable Design Technologies Corp. (b)                     8,600      82,904
Cyberonics, Inc. (b)                                    1,000      27,350
Dionex Corp. (b)                                          400      17,016
Exar Corp. (b)                                          8,500     136,765
II-VI, Inc. (b)                                         3,900      92,547
Innovex, Inc. (b)                                       6,800      76,840
Integrated Electrical Services, Inc. (b)                4,300      30,530
Kopin Corp. (b)                                         2,000      14,660
Methode Electronics, Inc.                               7,000      83,370
Metrologic Instruments, Inc. (b)                        1,200      28,116
Microsemi Corp. (b)                                    11,100     229,770
MTS Systems Corp.                                       2,100      36,939
OmniVision Technologies, Inc. (b)                       2,500     142,000
Planar Systems, Inc. (b)                                1,900      43,966
Power Integrations, Inc. (b)                            6,500     226,330
RadiSys Corp. (b)                                       2,600      50,830
Rofin-Sinar Technologies, Inc. (b)                      2,700      64,125
Stoneridge, Inc. (b)                                    2,200      30,118
The Genlyte Group, Inc. (b)                             1,000      47,160
TTM Technologies, Inc. (b)                              1,400      22,540
UIL Holdings Corp.                                        300      11,268
                                                               ----------
                                                                1,911,736
                                                               ----------

-------------------------------------------------------------------------
ENERGY (1.5%)
Avista Corp.                                            3,700      62,900
Cleco Corp.                                            18,000     301,500
El Paso Electric Corp. (b)                              2,700      32,778
Headwaters, Inc. (b)                                    2,600      48,724
Oceaneering International, Inc. (b)                       900      20,754
UniSource Energy Corp.                                  2,000      38,600
Westmoreland Coal Co. (b)                               1,100      16,181
Woodward Governor Co.                                   1,800      83,268
                                                               ----------
                                                                  604,705
                                                               ----------

-------------------------------------------------------------------------
ENTERTAINMENT (0.8%)
Emmis Communications Corp. (b)                          1,200      26,616
Shuffle Master, Inc. (b)                                4,200     127,848
Sinclair Broadcast Group, Inc., Class A (b)             8,700     101,268
World Wrestling Entertainment, Inc.                     1,800      20,142
Young Broadcasting, Inc., Class A (b)                   2,500      50,225
                                                               ----------
                                                                  326,099
                                                               ----------

-------------------------------------------------------------------------
FINANCIAL/BANKS (4.8%)
CCBT Financial Companies, Inc.                            500      13,295
Commercial Capital Bancorp, Inc. (b)                    7,000     131,390
Commercial Federal Corp.                               17,300     445,302
Community Trust Bancorp, Inc.                           1,000      32,250
Corus Bankshares, Inc.                                  1,100      64,680

                                                SHARES OR
                                             PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------
FINANCIAL/BANKS (continued)
First Place Financial Corp.                             1,300  $   25,025
Flushing Financial Corp.                                1,900      46,075
Hudson United Bancorp                                   7,200     261,288
Interchange Financial Services Corp.                      500      12,315
Irwin Financial Corp.                                   4,400     123,332
Nara Bankcorp, Inc.                                       900      20,340
Oceanfirst Financial Corp.                              1,600      41,824
Old Second Bancorp, Inc.                                  300      13,803
PFF Bancorp, Inc.                                       1,600      59,680
Provident Bankshares Corp.                              6,200     192,386
Provident Financial Group, Inc.                         3,100      91,295
Provident Financial Holdings, Inc.                        400      12,704
R & G Finanical Corp., Class B                          5,000     164,500
Saxon Capital, Inc. (b)                                 2,000      37,720
West America Bank Corp.                                 3,100     155,186
Western Sierra Bancorp (b)                                315      11,772
WSFS Financial Corp.                                      600      25,590
                                                               ----------
                                                                1,981,752
                                                               ----------

-------------------------------------------------------------------------
FINANCIAL/MISCELLANEOUS (2.9%)
CompuCredit Corp. (b)                                   7,900     156,183
FirstFed Financial Corp. (b)                            3,800     171,000
Fremont General Corp.                                  15,700     261,091
Silicon Valley Bancshares (b)                           8,500     298,350
Stewart Information Services Corp. (b)                  7,600     236,740
USB Holding Co., Inc.                                   1,500      28,050
World Acceptance Corp. (b)                              2,000      35,880
                                                               ----------
                                                                1,187,294
                                                               ----------

-------------------------------------------------------------------------
FOOD & RELATED (1.0%)
Chiquita Brands International, Inc. (b)                 9,300     172,050
Ralcorp Holding, Inc. (b)                               9,300     255,750
                                                               ----------
                                                                  427,800
                                                               ----------

-------------------------------------------------------------------------
HEALTHCARE (2.9%)
AMN Healthcare Services, Inc. (b)                       4,900      74,088
Candela Corp. (b)                                       9,300     159,495
Cytyc Corp. (b)                                         1,100      14,223
Digene Corp. (b)                                        4,900     172,480
INAMED Corp. (b)                                          600      51,822
Luminex Corp. (b)                                       3,300      29,106
Mentor Corp.                                            4,900      99,225
PSS World Medical, Inc. (b)                             7,000      65,240
Tanox, Inc. (b)                                         4,800      86,160
Techne Corp. (b)                                       12,300     428,409
Ventana Medical Systems, Inc. (b)                         300      12,552
                                                               ----------
                                                                1,192,800
                                                               ----------

2003  ANNUAL  REPORT  9
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------

HOTELS/MOTELS (1.5%)
Aztar Corp. (b)                                      12,500  $  261,000
Choice Hotels International, Inc. (b)                 9,300     307,086
La Quinta Corp. (b)                                  10,300      63,551
                                                             ----------
                                                                631,637
                                                             ----------

-----------------------------------------------------------------------
INSURANCE (2.1%)
American Medical Security Group, Inc. (b)             2,800      63,896
Amerus Group Co.                                        400      15,100
FPIC Insurance Group, Inc. (b)                        1,600      28,224
LandAmerica Financial Group, Inc.                     9,000     450,090
Stancorp Financial Group, Inc.                        4,100     258,505
UICI (b)                                              4,300      64,328
                                                             ----------
                                                                880,143
                                                             ----------

-----------------------------------------------------------------------
INTERNET (1.7%)
Ask Jeeves, Inc. (b)                                  9,000     172,440
Centillium Communications, Inc. (b)                   9,200      49,312
Corillian Corp. (b)                                   6,300      41,643
eCollege.com, Inc. (b)                                2,400      52,056
Netflix.Com, Inc. (b)                                 4,200     240,660
SupportSoft, Inc. (b)                                 1,500      17,985
TheStreet.com, Inc. (b)                               3,500      15,820
United Online, Inc. (b)                               1,400      40,306
Websense, Inc. (b)                                    3,300      77,220
                                                             ----------
                                                                707,442
                                                             ----------

-----------------------------------------------------------------------
MACHINERY (3.7%)
Applied Industrial Technology, Inc.                   5,900     133,045
Briggs & Stratton Corp.                               6,500     422,565
Cascade Corp.                                         2,600      62,270
Cognex Corp.                                          2,100      56,385
Global Power Equipment Group, Inc. (b)                3,100      18,321
Lennox International, Inc.                            8,800     145,552
Lincoln Electric Holdings, Inc.                       3,100      75,609
Powell Industries, Inc. (b)                             800      15,504
Toro Co.                                              8,800     437,360
Unova, Inc. (b)                                       6,800     147,628
                                                             ----------
                                                              1,514,239
                                                             ----------

-----------------------------------------------------------------------
MANUFACTURING (1.4%)
Ceradyne, Inc. (b)                                    7,000     290,780
Griffon Corp. (b)                                     2,900      56,115
Integrated Device Technology, Inc. (b)                2,400      37,680
Jacuzzi Brands, Inc. (b)                             10,600      74,730
Mueller Industries, Inc. (b)                          3,700     116,772
                                                             ----------
                                                                576,077
                                                             ----------

-----------------------------------------------------------------------
MEDICAL (4.5%)
Adolor Corp. (b)                                     11,800     215,586
Advanced Medical Optics, Inc. (b)                    17,600     354,992
Alaris Medical, Inc. (b)                              4,900      75,999

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------
MEDICAL (continued)
Albany Molecular Research, Inc. (b)                   9,000  $  132,300
Applied Molecular Evolution, Inc. (b)                 1,200      14,916
Biolase Technology, Inc. (b)                          3,000      39,360
Bioreliance Corp. (b)                                 1,000      34,180
Closure Medical Corp. (b)                             1,900      58,539
DJ Orthopedics, Inc. (b)                              4,900      87,955
Enzo Biochem, Inc. (b)                                7,000     129,500
Exact Sciences Corp. (b)                              1,100      11,682
Excel Technology, Inc. (b)                            1,000      28,150
Genencor International, Inc. (b)                      2,700      41,310
Hanger Orthopedic Group, Inc. (b)                       800      13,640
Kensey Nash Corp. (b)                                 3,800      82,232
LCA-Vision, Inc. (b)                                  1,900      30,837
Lexicon Genetics, Inc. (b)                            3,000      16,800
Maxygen, Inc. (b)                                     2,900      27,550
Merit Medical Systems, Inc. (b)                           1          26
Savient Pharmaceuticals, Inc. (b)                     8,500      51,425
Synovis Life Technologies, Inc. (b)                   5,700     134,748
VISX, Inc. (b)                                       11,000     266,860
                                                             ----------
                                                              1,848,587
                                                             ----------

-----------------------------------------------------------------------
METALS (1.2%)
Brush Engineered Materials, Inc. (b)                  2,900      36,917
Century Aluminum Co. (b)                              2,200      36,212
Hecla Mining Co. (b)                                 15,300      90,270
NN, Inc.                                              3,600      43,200
RTI International Metals, Inc. (b)                    4,100      49,241
Schnitzer Steel Industries, Inc.                      1,300      48,984
Southern Peru Copper Corp.                            3,200      91,072
USEC, Inc.                                            2,500      18,625
Valmont Industries, Inc.                              4,000      83,200
                                                             ----------
                                                                497,721
                                                             ----------

-----------------------------------------------------------------------
OIL & GAS (3.1%)
Airgas, Inc.                                          5,500     105,325
Cabot Oil & Gas Corp.                                 7,600     194,180
Cascade Natural Gas Corp.                               600      11,700
Clayton Williams Energy, Inc. (b)                       600      12,600
Comstock Resources, Inc. (b)                         14,700     219,471
Gulf Island Fabrication, Inc. (b)                     2,000      30,100
KCS Energy, Inc. (b)                                  4,700      37,459
Nuevo Energy Co. (b)                                  4,300      84,624
Oil States International, Inc. (b)                    5,200      63,700
Southern Union Co. (b)                               12,000     211,320
Vintage Petroleum, Inc.                              23,500     271,425
World Fuel Services Corp.                             1,700      48,722
                                                             ----------
                                                              1,290,626
                                                             ----------

10     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------


COMMON  STOCKS  (CONTINUED)

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS (0.4%)
Chesapeake Corp.                                                1,800  $   43,920
Longview Fibre Co.                                              2,900      31,175
Universal Forest Products, Inc.                                 2,600      76,960
                                                                       ----------
                                                                          152,055
                                                                       ----------

---------------------------------------------------------------------------------
PHARMACEUTICALS (1.5%)
Atherogenics, Inc. (b)                                            900      14,841
Connetics Corp. (b)                                             3,900      69,849
Encysive Pharmaceuticals, Inc. (b)                              8,800      55,704
Gen-Probe, Inc. (b)                                             8,100     216,837
Kos Pharmaceuticals, Inc. (b)                                   5,400     214,434
Nabi Biopharmaceuticals (b)                                     4,900      54,047
                                                                       ----------
                                                                          625,712
                                                                       ----------

---------------------------------------------------------------------------------
REAL ESTATE (5.1%)
American Land Lease, Inc.                                       1,000      18,200
Associated Estates Realty Corp.                                 2,800      18,088
Bedford Property Investors, Inc.                                2,900      76,154
Boykin Lodging Co.                                              3,100      25,668
Camden Property Trust                                             400      15,840
Capital Automotive REIT                                         3,100      96,441
Cornerstone Realty Income Trust, Inc.                           1,300      10,751
Correctional Properties Trust                                     500      13,545
Equity Inns, Inc.                                               8,200      69,290
Essex Property Trust, Inc.                                        500      29,940
Felcor Lodging Trust, Inc.                                      6,100      62,159
Gables Residential Trust                                        4,300     138,374
Great Lakes, Inc. REIT                                          1,300      20,839
Highwood Properties, Inc.                                       2,000      49,600
HRPT Properties Trust                                          11,400     106,704
IndyMac Mortgage Holdings, Inc.                                 5,100     149,940
InnKeepers USA Trust REIT                                       4,700      40,890
Keystone Property Trust                                         3,200      64,000
Kilroy Realty Corp.                                             4,000     115,600
Koger Equity, Inc.                                              4,400      85,228
LTC Properties, Inc.                                            2,600      30,784
MeriStar Hospitality Corp. REIT (b)                            27,300     186,459
Mission West Properties                                         2,800      35,084
National Health Investors, Inc.                                 4,000      85,000
Post Properties, Inc.                                           1,400      36,960
Shurgard Storage Centers, Inc.                                  4,000     144,800
Sizeler Property Investors                                      2,700      28,458
SL Green Realty Corp.                                           5,300     191,595
Sovran Self Storage, Inc.                                       3,500     118,475
Urstadt Biddle, Inc., Class A                                     600       8,130
Winston Hotels, Inc.                                            2,900      29,145
                                                                       ----------
                                                                        2,102,141
                                                                       ----------

---------------------------------------------------------------------------------
RESTAURANTS (1.0%)
Papa John's International, Inc. (b)                            10,300     270,993
Ryan Family Steak Houses, Inc. (b)                              8,300     115,702
The Steak n Shake Co. (b)                                         700      12,110
                                                                       ----------
                                                                          398,805
                                                                       ----------

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------------------
RETAIL (6.1%)
Aeropostale, Inc. (b)                                           7,100  $  219,035
BJ's Wholesale Club, Inc. (b)                                     800      20,552
Bombay Co., Inc. (b)                                            4,800      63,264
Brookstone, Inc. (b)                                            2,600      53,118
Callaway Golf Co.                                              20,400     331,500
Central Garden & Pet Co. (b)                                      600      16,596
Claire's Stores, Inc.                                           8,000     309,600
Finlay Enterprises, Inc. (b)                                      900      13,626
Footstar, Inc. (b)                                              9,700      60,625
Jos. A. Bank Clothiers, Inc. (b)                                4,100     177,817
K-Swiss, Inc., Class A                                          2,000      87,880
Lone Star Steakhouse & Saloon, Inc.                             4,900     107,163
Men's Wearhouse (The), Inc. (b)                                 8,100     238,626
Rex Stores Corp. (b)                                            1,100      17,336
ShopKo Stores, Inc. (b)                                        16,200     250,776
Sonic Automotive, Inc.                                          2,500      56,750
Stage Stores, Inc. (b)                                         10,600     304,962
The Pantry, Inc. (b)                                            1,500      24,600
Trans World Entertainment Corp. (b)                             1,700      11,050
Zale Corp. (b)                                                  3,100     160,456
                                                                       ----------
                                                                        2,525,332
                                                                       ----------

---------------------------------------------------------------------------------
SEMICONDUCTORS (2.7%)
Actel Corp. (b)                                                 2,800      75,544
Cohu, Inc.                                                      3,600      72,252
ESS Technology, Inc. (b)                                       15,200     210,976
International Rectifier Corp. (b)                                 400      19,092
Photronics, Inc. (b)                                           10,000     215,400
Silicon Laboratories, Inc. (b)                                  3,800     205,124
Standard Microsystems Corp. (b)                                 2,400      72,000
Ultratech Stepper, Inc. (b)                                     6,100     190,381
Varian Semiconductor Equipment Associates, Inc. (b)               700      33,845
Vitesse Semiconductor Corp. (b)                                 1,600      11,264
                                                                       ----------
                                                                        1,105,878
                                                                       ----------

---------------------------------------------------------------------------------
SERVICES (3.3%)
American Management Systems, Inc. (b)                           1,100      16,280
Aquantive, Inc. (b)                                            14,500     152,250
Exult, Inc. (b)                                                 6,400      50,752
Gevity HR, Inc.                                                11,700     176,904
J2 Global Communications, Inc. (b)                              5,300     150,096
Labor Ready, Inc. (b)                                          20,000     217,400
MemberWorks, Inc. (b)                                           6,600     190,608
Modis Professional Services, Inc.                               1,400      88,690
PDI, Inc. (b)                                                   2,100      45,675
Quality Systems, Inc. (b)                                       1,500      71,730
Service Corp. International (b)                                34,200     165,870
Sybase, Inc. (b)                                                1,000      17,900
Wackenhut Corrections Corp. (b)                                   800      16,656
                                                                       ----------
                                                                        1,360,811
                                                                       ----------

2003  ANNUAL  REPORT  11
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  FUND  (Continued)


COMMON  STOCKS  (CONTINUED)

REPURCHASE AGREEMENTS (2.4%)

                                                           SHARES OR
                                                        PRINCIPAL AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------
STEEL (0.2%)
Carpenter Technology Corp.                                         3,900              $   100,815
                                                                                      -----------

-------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (3.9%)
Anaren Microwave, Inc. (b)                                         1,200                   16,980
Anixter International, Inc. (b)                                    1,200                   28,656
Aspect Communications Corp. (b)                                    6,900                   93,357
Cincinnati Bell, Inc. (b)                                         53,700                  274,407
Commonwealth Telephone Enterprises, Inc. (b)                       2,100                   85,596
DSP Group, Inc. (b)                                                5,900                  140,892
Evolving Systems, Inc. (b)                                         4,700                   72,098
General Cable Corp. (b)                                            5,200                   49,348
General Communication, Inc. (b)                                    4,900                   48,314
Inet Technologies, Inc. (b)                                        3,500                   47,075
Performance Technologies, Inc. (b)                                 1,300                   13,507
Plantronics, Inc. (b)                                              7,400                  205,794
Safenet, Inc. (b)                                                    300                   10,005
Spanish Broadcasting System, Inc. (b)                              8,600                   77,400
Spectralink Corp. (b)                                              3,000                   52,800
Surewest Communications                                            1,600                   63,792
Talk America Holdings, Inc. (b)                                    5,600                   69,888
Ulticom, Inc (b)                                                   2,800                   29,680
Western Wireless Corp., Class A (b)                               11,400                  221,160
                                                                                      -----------
                                                                                        1,600,749
                                                                                      -----------

-------------------------------------------------------------------------------------------------
TIRE & RUBBER (0.1%)
Cooper Tire & Rubber Co.                                           2,300                   45,218
                                                                                      -----------

-------------------------------------------------------------------------------------------------
TOBACCO (0.5%)
DIMON, Inc.                                                        1,600                   11,520
Schweitzer-Mauduit International, Inc.                             3,500                   93,100
Universal Corp.                                                    2,100                   91,518
                                                                                      -----------
                                                                                          196,138
                                                                                      -----------

-------------------------------------------------------------------------------------------------
TRANSPORTATION (2.9%)
Airtran Holdings, Inc. (b)                                        17,000                  275,570
America West Holdings Corp., Class B (b)                          10,800                  155,736
ExpressJet Holdings, Inc. (b)                                     20,400                  312,120
Landstar System, Inc. (b)                                          2,400                  175,296
Navigant International, Inc. (b)                                   1,700                   25,619
Oshkosh Truck Corp.                                                4,500                  206,235
SCS Transportation, Inc. (b)                                         800                   12,008
The Greenbrier Companies, Inc. (b)                                 2,000                   25,280
                                                                                      -----------
                                                                                        1,187,864
                                                                                      -----------

TOTAL COMMON STOCKS                                                                    40,252,957
                                                                                      -----------

REPURCHASE AGREEMENTS (2.4%)

                                                                          SHARES OR
                                                                       PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
CS First Boston, 0.94%, dated 10/31/03,
due 11/03/03, repurchase price $503,107
(Fully collateralized by AA Rated Corporate Bonds)                        $  503,068         $   503,068
Lehman Brothers, Inc., 0.94%, dated 10/31/03,
due 11/03/03, repurchase price $93,167
(Fully collateralized by U.S. Agency Securities)                              93,160              93,160
Nomura Securities, 0.94%, dated 10/31/03,
due 11/03/03, repurchase price $402,486
(Fully collateralized by AA Rated Corporate Bonds)                           402,454             402,454
                                                                                             ------------

TOTAL REPURCHASE AGREEMENTS                                                                      998,682
                                                                                             ------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN (20.3%)

REPURCHASE AGREEMENTS (20.3%)
Nomura Securities, 1.07%, dated 10/31/03,
due 11/03/03, repurchase price $8,359,622
(Fully collateralized by U.S. Agency Securities)                           8,358,877           8,358,877
                                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN                                                8,358,877
                                                                                             ------------

TOTAL INVESTMENTS (COST $42,389,319) (A) - 120.3%                                             49,610,516
                                                                                             ------------

LIABILITIES IN EXCESS OF OTHER ASSETS -(20.3)%                                                (8,371,974)
                                                                                             ------------

NET ASSETS - 100.0%                                                                          $41,238,542
                                                                                             ============

(a) See notes to financials for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
REIT  Real  Estate  Investment  Trust

At  October,  31  2003  the  Fund's open long futures contracts were as follows:

                                                           MARKET
                                                           VALUE       UNREALIZED
NUMBER OF                 LONG                             COVERED BY  APPRECIATION
CONTRACTS                 CONTRACTS*       EXPIRATION      CONTRACTS   (DEPRECIATION)
---------------------------------------------------------------------------------------
        3                  Russell 2000    12/19/03        $   792,525  $        24,133

*    Cash  pledged  as  collateral.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

12     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENTS  OF  ASSETS  AND  LIABILITIES
October  31,  2003

                                                                                       NATIONWIDE     NATIONWIDE
                                                                                        LARGE CAP       SMALL
                                                                                       GROWTH FUND     CAP FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $35,021,888 and $33,031,760; respectively)                $ 37,288,817   $40,252,957
Repurchase agreements, at cost                                                             367,654       998,682
Investments purchased with cash collateral received for securities on loan, at cost              -     8,358,877
                                                                                      ---------------------------
Total Investment                                                                        37,656,471    49,610,516
                                                                                      ---------------------------
Cash                                                                                        69,105        17,913
Interest and dividends receivable                                                           19,040        23,698
Receivable for investments sold                                                                  -        12,598
Receivable for variation margin on futures contracts                                           400             -
Prepaid expenses and other assets                                                            2,680         5,222
                                                                                      ---------------------------
Total Assets                                                                            37,747,696    49,669,947
                                                                                      ---------------------------
LIABILITIES:
Payable to adviser                                                                           7,884         1,557
Payable for investments purchased                                                                -         3,423
Payable for variation margin on futures contracts                                                -         4,125
Payable for return of collateral received for securities on loan                                 -     8,358,877
Accrued expenses and other payables
Investment advisory fees                                                                    25,221        32,456
Fund administration and transfer agent fees                                                 10,142         8,310
Distribution fees                                                                            7,261         5,899
Administrative servicing fees                                                                5,163         5,888
Other                                                                                       16,776        10,870
                                                                                      ---------------------------
Total Liabilities                                                                           72,447     8,431,405
                                                                                      ---------------------------
NET ASSETS                                                                            $ 37,675,249   $41,238,542
                                                                                      ===========================
REPRESENTED BY:
Capital                                                                               $ 59,777,622   $33,630,277
Accumulated net investment income (loss)                                                         -             -
Accumulated net realized gains (losses) from investment and futures transactions       (24,376,832)      362,935
Net unrealized appreciation (depreciation) on investments and futures                    2,274,459     7,245,330
                                                                                      ---------------------------
NET ASSETS                                                                            $ 37,675,249   $41,238,542
                                                                                      ===========================
NET ASSETS:
Class A Shares                                                                        $ 26,410,726   $21,197,780
Class B Shares                                                                           1,996,316     1,367,729
Class C Shares                                                                              53,307        89,328
Institutional Service Class Shares                                                       9,214,900    18,583,705
                                                                                      ---------------------------
Total                                                                                 $ 37,675,249   $41,238,542
                                                                                      ===========================
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                           3,288,634     1,549,171
Class B Shares                                                                             259,316       102,924
Class C Shares                                                                               6,923         6,712
Institutional Service Class Shares                                                       1,136,393     1,347,984
                                                                                      ---------------------------
Total                                                                                    4,691,266     3,006,791
                                                                                      ===========================
NET ASSET VALUE:
Class A Shares                                                                        $       8.03   $     13.68
Class B Shares (a)                                                                    $       7.70   $     13.29
Class C Shares (b)                                                                    $       7.70   $     13.31
Institutional Service Class Shares                                                    $       8.11   $     13.79
MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
Class A Shares                                                                        $       8.52   $     14.51
Class C Shares                                                                        $       7.78   $     13.44
                                                                                      ---------------------------
Maximum Sales Charge - Class A Shares                                                         5.75%         5.75%
                                                                                      ===========================
Maximum Sales Charge - Class C Shares                                                         1.00%         1.00%
                                                                                      ===========================

(a) For Class B shares, the redemption price per share varies by length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.
See  notes  to  financial statements.

2003  ANNUAL  REPORT  13
--------------------------------------------------------------------------------

STATEMENTS  OF  OPERATIONS
For  the  Year  Ended  October  31,  2003

                                                                                 NATIONWIDE     NATIONWIDE
                                                                                  LARGE CAP     SMALL CAP
                                                                                 GROWTH FUND       FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                 $      3,698   $    11,822
Dividend income                                                                      371,275       336,151
                                                                                ---------------------------
Total Income                                                                         374,973       347,973
                                                                                ---------------------------
EXPENSES:
Investment advisory fees                                                             282,790       279,300
Fund administration and transfer agent fees                                           55,694        52,013
Distribution fees Class A                                                             66,114        49,156
Distribution fees Class B                                                             17,808        10,741
Distribution fees Class C                                                                430           609
Administrative servicing fees Class A                                                 37,419        27,500
Administrative servicing fees Institutional Service Class                             17,823        21,506
Registration and filing fees                                                          32,534        32,343
Other                                                                                 30,507        19,178
                                                                                ---------------------------
Total expenses before reimbursed expenses                                            541,119       492,346
Expenses reimbursed                                                                  (30,018)      (29,797)
                                                                                ---------------------------
Total Expenses                                                                       511,101       462,549
                                                                                ---------------------------
NET INVESTMENT INCOME (LOSS)                                                        (136,128)     (114,576)
                                                                                ---------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                            (1,570,309)    1,660,362
Net realized gains (losses) on futures transactions                                  (19,728)      215,972
                                                                                ---------------------------
Net realized gains (losses) on investment and futures transactions                (1,590,037)    1,876,334
Net change in unrealized appreciation/depreciation on investments and futures      8,541,496     9,480,092
                                                                                ---------------------------
Net realized/unrealized gains (losses) on investments and futures                  6,951,459    11,356,426
                                                                                ---------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                  $  6,815,331   $11,241,850
                                                                                ===========================

See  notes  to  financial  statements.

14     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                           NATIONWIDE                               NATIONWIDE
                                                            LARGE CAP                                SMALL CAP
                                                           GROWTH FUND                                   FUND
                                                 ----------------------------------------------------------------------------
                                                    YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                 OCTOBER 31, 2003    OCTOBER 31, 2002    OCTOBER 31, 2003    OCTOBER 31, 2002
                                                 ----------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                    $        (136,128)  $        (192,951)  $        (114,576)  $         (65,503)
Net realized gains (losses) on investment and
futures transactions                                   (1,590,037)        (11,764,046)          1,876,334            (958,702)
Net change in unrealized appreciation/
depreciation on investments and
futures                                                 8,541,496           3,737,134           9,480,092          (2,267,672)
                                                 ----------------------------------------------------------------------------
Change in net assets resulting
 from operations                                        6,815,331          (8,219,863)         11,241,850          (3,291,877)
                                                 ----------------------------------------------------------------------------
Change in net assets from capital
 transactions                                          (4,276,838)             (8,672)          2,873,384           3,866,916
                                                 ----------------------------------------------------------------------------
Change in net assets                                    2,538,493          (8,228,535)         14,115,234             575,039

NET ASSETS:
Beginning of period                                    35,136,756          43,365,291          27,123,308          26,548,269
                                                 ----------------------------------------------------------------------------
End of period                                   $      37,675,249   $      35,136,756   $      41,238,542   $      27,123,308
                                                =============================================================================

See  notes  to  financial  statements.

2003  ANNUAL  REPORT  15
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NATIONWIDE  LARGE  CAP  GROWTH  FUND

                                                           INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                     ----------------------------------------------------------------------------------------
                                                                    NET
                                                                  REALIZED
                                        NET                         AND                                                NET
                                       ASSET                     UNREALIZED      TOTAL                                ASSET
                                       VALUE,         NET          GAINS         FROM         NET                     VALUE,
                                     BEGINNING    INVESTMENT    (LOSSES) ON   INVESTMENT   REALIZED       TOTAL       END OF
                                     OF PERIOD   INCOME (LOSS)  INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 1999 (d)                 $    10.00         (0.04)         3.62         3.58          -               -   $ 13.58
Year Ended October 31, 2000          $    13.58         (0.04)         1.03         0.99      (0.20)          (0.20)  $ 14.37
Year Ended October 31, 2001          $    14.37         (0.04)        (5.55)       (5.59)     (0.49)          (0.49)  $  8.29
Year Ended October 31, 2002          $     8.29         (0.04)        (1.57)       (1.61)         -               -   $  6.68
Year Ended October 31, 2003          $     6.68         (0.03)         1.38         1.35          -               -   $  8.03

CLASS B SHARES
Period Ended October 31, 1999 (d)    $    10.00         (0.12)         3.62         3.50          -               -   $ 13.50
Year Ended October 31, 2000          $    13.50         (0.06)         0.94         0.88      (0.20)          (0.20)  $ 14.18
Year Ended October 31, 2001          $    14.18         (0.11)        (5.55)       (5.66)     (0.49)          (0.49)  $  8.03
Year Ended October 31, 2002          $     8.03         (0.09)        (1.50)       (1.59)         -               -   $  6.44
Year Ended October 31, 2003          $     6.44         (0.07)         1.33         1.26          -               -   $  7.70

CLASS C SHARES
Period Ended October 31, 2001 (e)    $     9.91         (0.03)        (1.84)       (1.87)         -               -   $  8.04
Year Ended October 31, 2002          $     8.04         (0.08)        (1.52)       (1.60)         -               -   $  6.44
Year Ended October 31, 2003          $     6.44         (0.06)         1.32         1.26          -               -   $  7.70

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 1999 (d)    $    10.00         (0.01)         3.61         3.60          -               -   $ 13.60
Year Ended October 31, 2000          $    13.60         (0.03)         1.04         1.01      (0.20)          (0.20)  $ 14.41
Year Ended October 31, 2001          $    14.41         (0.03)        (5.55)       (5.58)     (0.49)          (0.49)  $  8.34
Year Ended October 31, 2002          $     8.34         (0.02)        (1.59)       (1.61)         -               -   $  6.73
Year Ended October 31, 2003          $     6.73         (0.02)         1.40         1.38          -               -   $  8.11
                              -----------------------------------------------------------------------------------------------

                                                                     RATIOS / SUPPLEMENTAL DATA
                                     ----------------------------------------------------------------------------------------------
                                                                                                            RATIO OF NET
                                                                               RATIO OF                      INVESTMENT
                                                                                  NET         RATIO OF         INCOME
                                                                              INVESTMENT      EXPENSES         (LOSS)
                                                                  RATIO OF      INCOME       (PRIOR TO       (PRIOR TO
                                                    NET ASSETS    EXPENSES      (LOSS)       REIMBURSE-      REIMBURSE-
                                                    AT END OF    TO AVERAGE   TO AVERAGE       MENTS)          MENTS)     PORTFOLIO
                                        TOTAL         PERIOD         NET          NET        TO AVERAGE      TO AVERAGE    TURNOVER
                                      RETURN (A)      (000S)       ASSETS       ASSETS     NET ASSETS (B)  NET ASSETS (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 1999 (d)                   35.80% (f)  $     33,410    1.20% (g)  (0.27%) (g)       1.69% (g)     (0.76%) (g)    65.27%
Year Ended October 31, 2000                 7.26%  $     40,643        1.20%      (0.33%)           1.74%         (0.87%)    86.68%
Year Ended October 31, 2001              (39.92%)  $     33,579        1.20%      (0.47%)           1.88%         (1.15%)    78.02%
Year Ended October 31, 2002              (19.42%)  $     27,246        1.36%      (0.46%)           1.52%         (0.62%)   114.21%
Year Ended October 31, 2003                20.21%  $     26,411        1.44%      (0.38%)           1.53%         (0.46%)   104.57%

CLASS B SHARES
Period Ended October 31, 1999 (d)      35.00% (f)  $      1,179    1.95% (g)  (0.97%) (g)       5.26% (g)     (4.28%) (g)    65.27%
Year Ended October 31, 2000                 6.48%  $      3,234        1.95%      (1.06%)           3.33%         (2.44%)    86.68%
Year Ended October 31, 2001              (40.98%)  $      2,247        1.95%      (1.21%)           3.70%         (2.96%)    78.02%
Year Ended October 31, 2002              (19.80%)  $      1,773        2.02%      (1.13%)           2.25%         (1.36%)   114.21%
Year Ended October 31, 2003                19.57%  $      1,996        2.05%      (0.99%)           2.13%         (1.08%)   104.57%

CLASS C SHARES
Period Ended October 31, 2001 (e)    (18.87%) (f)  $         35    1.95% (g)  (1.20%) (g)       4.51% (g)     (3.76%) (g)    78.02%
Year Ended October 31, 2002              (19.90%)  $         37        2.02%      (1.13%)           2.22%         (1.33%)   114.21%
Year Ended October 31, 2003                19.57%  $         53        2.05%      (1.00%)           2.13%         (1.08%)   104.57%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 1999 (d)      36.00% (f)  $      4,594    1.05% (g)  (0.09%) (g)       3.46% (g)     (2.50%) (g)    65.27%
Year Ended October 31, 2000                 7.40%  $      9,904        1.05%      (0.17%)           1.54%         (0.66%)    86.68%
Year Ended October 31, 2001              (39.73%)  $      7,505        1.05%      (0.33%)           1.62%         (0.90%)    78.02%
Year Ended October 31, 2002              (19.30%)  $      6,082        1.21%      (0.32%)           1.38%         (0.49%)   114.21%
Year Ended October 31, 2003                20.51%  $      9,215        1.30%      (0.26%)           1.38%         (0.34%)   104.57%
                              -----------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

16     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

NATONWIDE SMALL CAP FUND

                                                      INVESTMENT ACTIVITIES          DISTRIBUTIONS
                              ---------------------------------------------------------------------------------------------

                                                              NET
                                 NET                     REALIZED AND
                                ASSET                     UNREALIZED       TOTAL
                                VALUE,         NET           GAINS         FROM          NET         NET
                              BEGINNING    INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                              OF PERIOD   INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 1999 (d)          $    10.00          0.03           1.19         1.22        (0.03)         -           (0.03)
Year Ended October 31, 2000   $    11.19         (0.02)          2.05         2.03            -      (0.10)          (0.10)
Year Ended October 31, 2001   $    13.12         (0.02)         (1.23)       (1.25)           -      (1.08)          (1.08)
Year Ended October 31, 2002   $    10.79         (0.02)         (1.16)       (1.18)           -          -               -
Year Ended October 31, 2003   $     9.61         (0.05)          4.12         4.07            -          -               -

CLASS B SHARES
Period Ended
October 31, 1999 (d)          $    10.00         (0.05)          1.22         1.17            -          -               -
Year Ended October 31, 2000   $    11.17         (0.08)          2.03         1.95            -      (0.10)          (0.10)
Year Ended October 31, 2001   $    13.02         (0.09)         (1.24)       (1.33)           -      (1.08)          (1.08)
Year Ended October 31, 2002   $    10.61         (0.09)         (1.13)       (1.22)           -          -               -
Year Ended October 31, 2003   $     9.39         (0.10)          4.00         3.90            -          -               -

CLASS C SHARES
Period Ended
October 31, 2001 (e)          $    11.33         (0.04)         (0.66)       (0.70)           -          -               -
Year Ended October 31, 2002   $    10.63         (0.09)         (1.13)       (1.22)           -          -               -
Year Ended October 31, 2003   $     9.41         (0.09)          3.99         3.90            -          -               -

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended
October 31, 1999 (d)          $    10.00          0.04           1.19         1.23        (0.03)         -           (0.03)
Year Ended October 31, 2000   $    11.20         (0.01)          2.06         2.05            -      (0.10)          (0.10)
Year Ended October 31, 2001   $    13.15             -          (1.23)       (1.23)           -      (1.08)          (1.08)
Year Ended October 31, 2002   $    10.84         (0.01)         (1.16)       (1.17)           -          -               -
Year Ended October 31, 2003   $     9.67         (0.02)          4.14         4.12            -          -               -
                              ---------------------------------------------------------------------------------------------

                                                                      RATIOS SUPPLEMENTAL DATA
                              -----------------------------------------------------------------------------------------------------
                                                                                RATIO OF                  RATIO OF
                                                                                   NET       RATIO OF     INVESTMENT
                                                                               INVESTMENT    EXPENSES      INCOME
                                NET                                RATIO OF      INCOME    (PRIOR TO     (LOSS) PRIOR TO
                               ASSET                 NET ASSETS    EXPENSES      (LOSS)    REIMBURSE-     REIMBURSE-
                              VALUE,                 AT END OF    TO AVERAGE   TO AVERAGE   MENTS) TO     MENTS) TO
                              END OF      TOTAL        PERIOD         NET          NET      AVERAGE        AVERAGE      PORTFOLIO
                              PERIOD    RETURN (A)      (000S)       ASSETS       ASSETS   NET ASSETS (B) NETASSETS(B) TURNOVER (C)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 1999 (d)          $ 11.19   12.18% (f)  $     19,830    1.35% (g)    0.29% (g)  2.24% (g)     (0.60%) (g)        81.24%
Year Ended October 31, 2000   $ 13.12       18.25%  $     23,922        1.35%      (0.16%)      2.10%         (0.91%)       139.27%
Year Ended October 31, 2001   $ 10.79     (10.09%)  $     21,190        1.35%      (0.17%)      2.00%         (0.82%)       119.03%
Year Ended October 31, 2002   $  9.61     (10.94%)  $     20,290        1.51%      (0.24%)      1.72%         (0.45%)       111.00%
Year Ended October 31, 2003   $ 13.68       42.35%  $     21,198        1.59%      (0.37%)      1.70%         (0.48%)       100.05%

CLASS B SHARES
Period Ended
October 31, 1999 (d)          $ 11.17   11.70% (f)  $        215    2.10% (g)  (0.46%) (g)  6.57% (g)     (4.93%) (g)        81.24%
Year Ended October 31, 2000   $ 13.02       17.56%  $        748        2.10%      (0.90%)      3.82%         (2.62%)       139.27%
Year Ended October 31, 2001   $ 10.61     (10.84%)  $        854        2.10%      (0.93%)      3.74%         (2.57%)       119.03%
Year Ended October 31, 2002   $  9.39     (11.50%)  $        950        2.17%      (0.89%)      2.41%         (1.13%)       111.00%
Year Ended October 31, 2003   $ 13.29       41.53%  $      1,368        2.20%      (1.00%)      2.30%         (1.10%)       100.05%

CLASS C SHARES
Period Ended
October 31, 2001 (e)          $ 10.63  (6.18%) (f)  $         20    2.10% (g)  (1.26%) (g)  5.62% (g)     (4.78%) (g)       119.03%
Year Ended October 31, 2002   $  9.41     (11.48%)  $         28        2.17%      (0.90%)      2.47%         (1.20%)       111.00%
Year Ended October 31, 2003   $ 13.31       41.45%  $         89        2.20%      (1.04%)      2.31%         (1.15%)       100.05%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended
October 31, 1999 (d)          $ 11.20  12.36%b (f)  $      1,759    1.20% (g)    0.39% (g)  4.87% (g)     (3.28%) (g)        81.24%
Year Ended October 31, 2000   $ 13.15       18.44%  $      4,192        1.20%      (0.01%)      1.92%         (0.73%)       139.27%
Year Ended October 31, 2001   $ 10.84      (9.90%)  $      4,485        1.20%      (0.04%)      1.79%         (0.63%)       119.03%
Year Ended October 31, 2002   $  9.67     (10.79%)  $      5,856        1.38%      (0.11%)      1.57%         (0.30%)       111.00%
Year Ended October 31, 2003   $ 13.79       42.61%  $     18,584        1.45%      (0.35%)      1.54%         (0.44%)       100.05%
                              -----------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

2003  ANNUAL  REPORT  17
--------------------------------------------------------------------------------

NATIONWIDE  S&P  500  INDEX  FUND

Class  A  Shares  symbol:  NASPX
Class  B  Shares  symbol:  NBSPX
Class  C  Shares  symbol:  NWICX
Institutional  Class  symbol:  NWIDX
Service  Class  Shares  symbol:  NWISX
Institutional  Service  Class  symbol:
NWIIX  Local  Fund  Shares  symbol:  NWILX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended Oct. 31, 2003, the Fund returned 20.03%* versus 20.81% for its benchmark, the S&P 500 Index.

For broader comparison, the average return for this Fund's peer category (S&P 500 Index Objective Funds) was 19.97%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Markets were volatile during the period as corporate scandals, terrorism, war anxieties and economic uncertainty depressed investor sentiment. Markets rallied in November 2002, then declined in December. They lost ground during the beginning of 2003, then spiked on news of the start of the war with Iraq. The market downtrend returned after investors realized that the conflict might last longer than had been anticipated. Once geopolitical risks abated after the resolution of major military conflict in Iraq, however, investor sentiment improved and markets began to rise in March. The rise was notable for the participation of all sectors and countries. The upturn remained steady and, although a slight pullback occurred in September, the markets finished the period with strong performance in October.

Turning to sector performance, nine of 10 S&P 500 Index sectors posted positive returns for the period. Information technology, materials, and consumer discretionary stocks returned 41%, 28% and 24%, respectively. The only negative sector return came from telecommunications services, which registered -1%. Other low performers were consumer staples and health care, which both returned only 4%.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Top security holdings at the end of the period were General Electric Co., Microsoft Corp., and Wal-Mart Stores, Inc. Fund weightings for each security are determined by that security's respective benchmark weighting. All transactions during the period were driven either by changes to the composition of the benchmark Index or Fund subscriptions/redemptions.

HOW  IS  THE  FUND  POSITIONED?

The U.S. stock market has rebounded significantly since October 2002 because of improved corporate earnings, low interest rates and strong economic growth. We expect this trend to continue during the remainder of 2003 and beyond. Iraq remains on the radar screen, because reports of conflicts and casualties continue to make frequent headlines. Despite this news, however, investors appear to be leaving the sidelines and re-entering the equity markets. The recent economic data points to an acceleration in global activity. In the midst of these strong results, the bears believe that economic growth peaked during the third quarter and that news from then on will be less positive. And so the tug of war continues between those who expect the market to keep barreling ahead and those who foresee a backlash. The Fund is positioned to continue to meet its objective of replicating the risks and returns of its benchmark.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $1,129,985,506
OCTOBER  31,  2003

18     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  October  31,  2003)

                                          1 YR.    5YR.   INCEPTION1
---------------------------------------------------------------------
Class A2                        w/o SC3   20.03%  -0.01%       -0.60%
                                w/SC4     13.20%  -1.19%       -1.71%
---------------------------------------------------------------------
Class B2                        w/o SC3   19.14%  -0.52%       -1.08%
                                w/SC5     14.14%  -0.91%       -1.26%
---------------------------------------------------------------------
Class C6                        w/o SC3   19.27%  -0.50%       -1.06%
                                w/SC7     17.04%  -0.70%       -1.25%
---------------------------------------------------------------------
Institutional Class8,9                    20.39%   0.25%       -0.35%
---------------------------------------------------------------------
Service Class2,9                          19.89%  -0.24%       -0.81%
---------------------------------------------------------------------
Institutional Service Class2,9            20.11%  -0.03%       -0.62%
---------------------------------------------------------------------
Local Fund Shares9                        20.26%   0.10%       -0.50%
---------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
1    Fund  commenced  operations  on  July  24,  1998.
2 These returns for the period prior to the creation of a particular class include the performance of the Fund's Local Fund Shares. These returns were achieved prior to the creation of Class A and Class B shares (12/29/99) and Service Class and Institutional Service Class shares (11/2/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Service Class and Institutional Service Class shares would have produced because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.
3    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
4    A  5.75%  front-end  sales  charge  was  deducted.
5 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
6 These returns until the creation of Class C shares (10/22/03) include the performance of the Fund's Local Fund Shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund's other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.
7 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
8 These returns until the creation of the Institutional Class shares (12/29/99) include the performance of the Fund's Local Fund shares. The returns have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Local Fund Shares.
9    Not  subject  to  any  sales  charges.

GROWTH  OF  A  $10,000  INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Date        Local Shares  S&P 500   CPI
-----------------------------------------
7/24/1998         10,000   10,000  10,000
10/31/1998         9,692    9,843  10,049
10/31/1999        12,101   12,369  10,306
10/31/2000        12,759   13,123  10,662
10/31/2001         9,581    9,855  10,888
10/31/2002         8,099    8,366  11,109
10/31/2003         9,739   10,107  11,388

Comparative performance of $10,000 invested in Local Fund Shares of the Nationwide S&P 500 Index Fund, the S&P 500 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees or expenses
(a) The S&P 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large
     U.S.  companies  have  performed.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2003  ANNUAL  REPORT  19
--------------------------------------------------------------------------------

STATEMENT  OF  INVESTMENTS
October  31,  2003

NATIONWIDE  S&P  500  INDEX  FUND

COMMON  STOCKS  (88.6%)
                                     SHARES OR
                                     PRINCIPAL
                                      AMOUNT       VALUE
------------------------------------------------------------
ADVERTISING SERVICES (0.0%)
Interpublic Group of
 Companies Inc. (The)                   36,826  $   547,971
                                                -----------
------------------------------------------------------------
AEROSPACE (0.9%)
General Dynamics Corp.                  20,800    1,740,960
Lockheed Martin Corp.                   47,500    2,202,100
Northrop Grumman Corp.                  19,557    1,748,396
United Technologies Corp.               48,600    4,115,934
                                                -----------
                                                  9,807,390
                                                -----------

------------------------------------------------------------
AEROSPACE/DEFENSE (0.7%)
Boeing Co. (The)                        87,007    3,348,900
Goodrich Corp.                          10,600      292,772
Honeywell International, Inc.           81,025    2,480,175
Raytheon Co.                            38,800    1,027,424
Rockwell Collins, Inc.                  16,300      447,435
                                                -----------
                                                  7,596,706
                                                -----------

------------------------------------------------------------
AGRICULTURE (0.1%)
Monsanto Co.                            30,244      757,612
                                                -----------

------------------------------------------------------------
AIRLINES (0.4%)
Delta Air Lines, Inc.                   14,300      186,186
FedEx Corp.                             31,600    2,394,016
Southwest Airlines Co.                  70,212    1,362,113
                                                -----------
                                                  3,942,315
                                                -----------

------------------------------------------------------------
ANALYTICAL INSTRUMENTS (0.1%)
Applera Corp.-Applied
 Biosystems Group                       18,000      415,440
Waters Corp. (b)                        11,200      352,016
                                                -----------
                                                    767,456
                                                -----------

------------------------------------------------------------
APPAREL (0.2%)
Nike, Inc., Class B                     25,000    1,597,500
Reebok International Ltd.                6,100      237,595
                                                -----------
                                                  1,835,095
                                                -----------

------------------------------------------------------------
APPAREL & ACCESSORIES (0.1%)
Liz Claiborne, Inc.                     10,000      368,900
V.F. Corp.                               9,100      386,295
                                                -----------
                                                    755,195
                                                -----------

------------------------------------------------------------
APPLIANCE & HOUSEHOLD
 DURABLE (0.1%)
Maytag Corp.                             6,600      167,640
Newell Rubbermaid, Inc.                 31,051      707,963
                                                -----------
                                                    875,603
                                                -----------

------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.2%)
AutoNation, Inc. (b)                    28,600      534,820
Dana Corp.                              14,000      227,920

                                     SHARES OR
                                     PRINCIPAL
                                      AMOUNT        VALUE
-----------------------------------------------------------
AUTO PARTS & EQUIPMENT (continued)
Delphi Automotive Systems Corp.         52,995  $   471,656
Ingersoll Rand Co.                      18,800    1,135,520
                                                -----------
                                                  2,369,916
                                                -----------

-----------------------------------------------------------
AUTOMOBILES (0.5%)
Ford Motor Co.                         172,972    2,098,150
General Motors Corp.                    58,913    2,513,818
PACCAR, Inc.                            12,750    1,006,740
Visteon Corp.                            9,971       64,413
                                                -----------
                                                  5,683,121
                                                -----------

-----------------------------------------------------------
BANKS (3.0%)
Bank of America Corp.                  150,874   11,425,688
Bank of New York Co., Inc.              72,900    2,273,751
J.P. Morgan Chase & Co.                208,365    7,480,304
Mellon Financial Corp.                  46,900    1,400,903
North Fork Bancorp, Inc.                16,800      654,864
Northern Trust Corp.                    24,700    1,147,315
State Street Corp.                      36,800    1,926,848
Wachovia Corp.                         135,500    6,215,385
Zions Bancorp                           10,900      668,061
                                                -----------
                                                 33,193,119
                                                -----------

-----------------------------------------------------------
BEVERAGES/ALCOHOLIC (0.1%)
Adolph Coors Co., Class B                4,900      274,645
Brown-Forman Corp., Class B              5,600      472,528
                                                -----------
                                                    747,173
                                                -----------

-----------------------------------------------------------
BEVERAGES/SOFT DRINK (1.2%)
Coca-Cola Co.                          251,300   11,660,320
Coca-Cola Enterprises, Inc.             40,500      816,480
Pepsi Bottling Group, Inc. (The)        25,500      568,395
                                                -----------
                                                 13,045,195
                                                -----------

-----------------------------------------------------------
BIOTECHNOLOGY (0.1%)
Chiron Corp. (b)                        20,500    1,119,915
                                                -----------

-----------------------------------------------------------
BROADCAST MEDIA/CABLE
TELEVISION (0.9%)
Clear Channel Communications, Inc.      60,102    2,453,364
Comcast Corp. Special, Class A (b)      42,600    1,389,612
Comcast Corp., Class A (b)             184,574    6,260,750
                                                -----------
                                                 10,103,726
                                                -----------

-----------------------------------------------------------
BUSINESS SERVICES (0.3%)
Cintas Corp.                            16,100      686,826
Compuware Corp. (b)                     34,700      195,014
Concord EFS, Inc. (b)                   44,000      470,360
Convergys Corp. (b)                     10,311      165,595
Monster Worldwide, Inc. (b)             12,400      315,828

20     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                             SHARES OR
                                          PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------

BUSINESS SERVICES (continued)
NCR Corp. (b)                                        6,600  $   237,204
Pitney Bowes, Inc.                                  22,100      908,310
                                                            -----------
                                                              2,979,137
                                                            -----------

-----------------------------------------------------------------------
CAPITAL GOODS (0.5%)
Crane Co.                                            5,550      155,955
Cummins, Inc.                                        5,300      251,220
Deere & Co.                                         25,900    1,570,058
Dover Corp.                                         16,300      636,026
Genuine Parts Co.                                   16,400      521,848
Pall Corp.                                          11,600      271,440
Parker-Hannifin Corp.                               13,900      708,483
PerkinElmer, Inc.                                   11,000      198,110
Snap-On, Inc.                                        5,500      161,370
Stanley Works (The)                                  8,100      270,054
Textron, Inc.                                       15,400      765,226
                                                            -----------
                                                              5,509,790
                                                            -----------

-----------------------------------------------------------------------
CHEMICALS (0.2%)
Great Lakes Chemical Corp.                           3,700       79,550
Millipore Corp. (b)                                  3,400      149,090
Praxair, Inc.                                       18,000    1,252,440
Sigma Aldrich Corp.                                  7,500      393,375
                                                            -----------
                                                              1,874,455
                                                            -----------

-----------------------------------------------------------------------
CHEMICALS/DIVERSIFIED (1.1%)
Air Products & Chemicals, Inc.                      25,100    1,139,791
Avery Dennison Corp.                                10,000      525,800
Dow Chemical Co.                                    93,605    3,527,972
E.I. du Pont de Nemours and Co.                    100,650    4,066,261
Eastman Chemical Co.                                 9,400      305,124
Engelhard Corp.                                     11,600      331,528
Hercules, Inc. (b)                                   7,300       76,285
Occidental Petroleums Corp.                         32,900    1,160,054
Rohm & Haas Co.                                     17,531      688,968
                                                            -----------
                                                             11,821,783
                                                            -----------

-----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (2.8%)
CIENA Corp. (b)                                     51,600      330,756
Cisco Systems, Inc. (b)                            709,139   14,877,735
Citizens Communications Co. (b)                     21,400      266,430
Corning, Inc. (b)                                  121,375    1,332,698
JDS Uniphase Corp. (b)                             141,292      501,587
Lucent Technologies, Inc. (b)                      390,970    1,251,104
Motorola, Inc.                                     228,406    3,090,333
Tellabs, Inc. (b)                                   39,000      293,670
Verizon Communications, Inc.                       276,976    9,306,394
                                                            -----------
                                                             31,250,707
                                                            -----------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT            VALUE
-----------------------------------------------------------------------
COMPUTER/HARDWARE (1.6%)
Apple Computer, Inc. (b)                            35,500  $   812,595
International Business Machines Corp.              174,006   15,570,057
Lexmark International, Inc. (b)                     13,800    1,015,818
                                                            -----------
                                                             17,398,470
                                                            -----------

-----------------------------------------------------------------------
COMPUTER EQUIPMENT (1.9%)
American Power Conversion Corp.                     18,600      376,278
Dell Computer Corp. (b)                            259,100    9,358,693
EMC Corp. (b)                                      215,900    2,988,056
Gateway, Inc. (b)                                   18,500       93,240
Hewlett Packard Co.                                307,424    6,858,629
Network Appliance, Inc. (b)                         32,762      808,566
                                                            -----------
                                                             20,483,462
                                                            -----------

-----------------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN (0.0%)
Avaya, Inc. (b)                                     34,222      442,833
                                                            -----------

-----------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (5.1%)
Adobe Systems, Inc.                                 24,900    1,091,616
Automatic Data Processing, Inc.                     55,800    2,105,892
BMC Software, Inc. (b)                              19,600      340,648
Citrix Systems, Inc. (b)                            15,700      396,896
Computer Associates International, Inc.             54,600    1,284,192
Electronic Data Systems Corp.                       45,500      975,975
First Data Corp.                                    77,700    2,773,890
Fiserv, Inc. (b)                                    21,350      754,082
Intuit, Inc. (b)                                    21,900    1,094,562
Mercury Interactive Corp. (b)                        8,800      408,672
Microsoft Corp.                                  1,091,944   28,554,336
Novell, Inc. (b)                                    34,800      204,276
NVIDIA Corp. (b)                                    16,300      288,184
Oracle Corp. (b)                                   529,316    6,330,619
Parametric Technology Corp. (b)                     23,800       74,018
PeopleSoft, Inc. (b)                                36,700      761,892
Radioshack Corp.                                    15,200      455,848
Siebel Systems, Inc. (b)                            48,570      611,496
Sun Microsystems, Inc. (b)                         339,900    1,346,004
Sungard Data Systems, Inc. (b)                      25,600      718,080
Symantec Corp. (b)                                  14,300      953,095
Symbol Technologies, Inc.                           19,750      246,678
Unisys Corp. (b)                                    31,000      476,160
VERITAS Software Corp. (b)                          43,539    1,573,935
Yahoo!, Inc. (b)                                    63,143    2,759,349
                                                            -----------
                                                             56,580,395
                                                            -----------

-----------------------------------------------------------------------
CONGLOMERATES (0.7%)
Illinois Tool Works, Inc.                           29,700    2,184,435
ITT Industries, Inc.                                 8,300      564,317
Johnson Controls, Inc.                               9,500    1,021,535
Tyco International Ltd.                            198,480    4,144,262
                                                            -----------
                                                              7,914,549
                                                            -----------

2003  ANNUAL  REPORT  21
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  S&P  500  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                  SHARES OR
                                  PRINCIPAL
                                   AMOUNT       VALUE
--------------------------------------------------------

CONSTRUCTION & BUILDING MATERIALS (0.1%)
Centex Corp.                          6,500  $   633,750
Sherwin Williams Co.                 13,900      466,206
Vulcan Materials Co.                  9,400      416,514
                                             -----------
                                               1,516,470
                                             -----------

--------------------------------------------------------
CONSTRUCTION & HOUSING (0.1%)
Masco Corp.                          45,000    1,237,500
                                             -----------

--------------------------------------------------------
CONSTRUCTION MACHINERY (0.2%)
Caterpillar, Inc.                    36,000    2,638,080
                                             -----------

--------------------------------------------------------
CONSUMER DURABLE (0.3%)
Black & Decker Corp.                  8,700      415,947
Danaher Corp.                        16,600    1,375,310
Fortune Brands, Inc.                 13,700      892,555
Whirlpool Corp.                       7,500      528,525
                                             -----------
                                               3,212,337
                                             -----------

--------------------------------------------------------
CONSUMER FINANCE (2.2%)
Citigroup, Inc.                     518,427   24,573,440
                                             -----------

--------------------------------------------------------
CONSUMER NON-CYCLICAL (2.3%)
Alberto Culver Co., Class B           4,700      297,980
Avon Products, Inc.                  21,200    1,440,752
Clorox Co. (The)                     21,300      964,890
Colgate-Palmolive Co.                52,400    2,787,156
Ecolab, Inc.                         23,700      637,293
Gillette Co. (The)                  102,500    3,269,750
International Flavor and
Fragrances, Inc.                      8,900      294,590
Kimberly-Clark Corp.                 53,329    2,816,304
Procter & Gamble Co.                130,400   12,817,016
Tupperware Corp.                      7,400      111,370
                                             -----------
                                              25,437,101
                                             -----------

--------------------------------------------------------
CONTAINERS (0.1%)
Ball Corp.                            5,400      303,480
Bemis Co., Inc.                       5,000      231,200
Sealed Air Corp. (b)                  7,602      404,654
                                             -----------
                                                 939,334
                                             -----------

--------------------------------------------------------
CREDIT REPORTING SERVICES (0.1%)
Moody's, Corp.                       13,400      774,922
                                             -----------

--------------------------------------------------------
DATA PROCESSING & REPRODUCTION (0.1%)
Computer Sciences Corp. (b)          20,500      812,210
                                             -----------

--------------------------------------------------------
DISTRIBUTION (0.2%)
SYSCO Corp.                          66,800    2,248,488
                                             -----------

                                  SHARES OR
                                  PRINCIPAL
                                   AMOUNT      VALUE
--------------------------------------------------------

DRUGS (5.1%)
Amgen Corp. (b)                     130,476  $ 8,058,198
Biogen, Inc. (b)                     14,500      586,815
Eli Lilly & Co.                     113,500    7,561,370
Forest Laboratories, Inc. (b)        38,200    1,910,382
Genzyme Corp. (b)                    23,100    1,060,290
Merck & Co., Inc.                   225,800    9,991,650
Pfizer, Inc.                        785,420   24,819,272
Schering Plough Corp.               153,100    2,337,837
                                             -----------
                                              56,325,814
                                             -----------

--------------------------------------------------------
EDUCATIONAL SERVICES (0.1%)
Apollo Group, Inc. (b)               18,900    1,200,717
                                             -----------

--------------------------------------------------------
ELECTRIC, GAS & SANITARY SERVICES (0.2%)
Exelon Corp.                         33,300    2,112,885
                                             -----------

--------------------------------------------------------
ELECTRICAL EQUIPMENT (3.2%)
Agilent Technologies, Inc. (b)       42,526    1,059,748
Cooper Industries Ltd., Class A      11,600      613,640
Eaton Corp.                           8,700      872,088
Emerson Electric Co.                 44,300    2,514,025
General Electric Co.              1,009,700   29,291,397
Rockwell International Corp.         17,500      543,375
W.W. Grainger, Inc.                   8,700      398,286
                                             -----------
                                              35,292,559
                                             -----------

--------------------------------------------------------
ELECTRONICS (3.5%)
Altera Corp. (b)                     41,500      839,545
Applied Micro Circuits Corp. (b)     28,300      164,706
Broadcom Corp., Class A (b)          27,009      862,938
Intel Corp.                         660,100   21,816,304
Jabil Circuit, Inc. (b)              15,900      442,815
KLA-Tencor Corp. (b)                 20,400    1,169,532
Linear Technology Corp.              33,400    1,423,174
LSI Logic Corp. (b)                  32,700      302,148
Maxim Integrated Products, Inc.      30,472    1,514,763
Molex, Inc.                          17,725      556,388
National Semiconductor Corp. (b)     20,500      832,915
PMC-Sierra, Inc. (b)                 18,900      343,413
QLogic Corp. (b)                      9,400      526,870
Sanmina Corp. (b)                    50,796      535,898
Solectron Corp. (b)                  62,261      344,926
Tektronix, Inc.                       8,000      205,360
Teradyne, Inc. (b)                   15,700      357,646
Texas Instruments, Inc.             171,300    4,953,996
Thomas & Betts Corp. (b)              5,300       94,340
Xilinx, Inc. (b)                     36,100    1,144,370
                                             -----------
                                              38,432,047
                                             -----------

22     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------

ENTERTAINMENT (0.7%)
Electronic Arts, Inc. (b)                         15,400  $ 1,525,216
International Game Technology                     34,000    1,113,500
Walt Disney Co. (The)                            206,200    4,668,368
                                                          -----------
                                                            7,307,084
                                                          -----------

---------------------------------------------------------------------
FINANCIAL (3.2%)
American Express Co.                             130,600    6,129,058
Capital One Financial Corp.                       24,000    1,459,200
Charles Schwab Corp. (The)                       121,700    1,650,252
Comerica, Inc.                                    19,800    1,019,304
Countrywide Credit Industries, Inc.               15,000    1,576,800
Fannie Mae                                       100,700    7,219,183
Federated Investors, Inc.                          9,600      265,440
Golden West Financial Corp.                       13,800    1,385,934
Goldman Sachs Group, Inc.                         49,000    4,601,100
Lehman Brothers Holdings, Inc.                    27,900    2,008,800
MBNA Corp.                                       125,931    3,116,792
Providian Financial Corp. (b)                     21,800      242,198
Washington Mutual, Inc.                           93,597    4,094,869
                                                          -----------
                                                           34,768,930
                                                          -----------

---------------------------------------------------------------------
FINANCIAL/BANKS (2.9%)
AmSouth Bancorp                                   33,200      784,184
Bank One Corp.                                   118,134    5,014,788
BB&T Corp.                                        52,700    2,037,909
Bear Stearns Cos., Inc.                           11,881      905,926
Charter One Financial, Inc.                       20,305      648,948
Fifth Third Bancorp                               55,946    3,242,630
FleetBoston Financial Corp.                      102,728    4,149,184
Huntington Bancshares, Inc.                       21,644      468,809
KeyCorp                                           40,000    1,130,000
National City Corp.                               57,800    1,887,748
PNC Bank Corp.                                    27,000    1,446,390
Regions Financial Corp.                           21,000      771,750
SouthTrust Corp.                                  32,200    1,025,570
SunTrust Banks, Inc.                              26,500    1,777,355
Synovus Financial Corp.                           23,900      659,640
U.S. Bancorp                                     193,363    5,263,341
Union Planters Corp.                              18,800      625,476
                                                          -----------
                                                           31,839,648
                                                          -----------

---------------------------------------------------------------------
FINANCIAL SERVICES (1.4%)
AMBAC Financial Group, Inc.                       10,700      756,918
First Tennessee National Corp.                    15,400      698,544
H&R Block, Inc.                                   21,000      988,890
Janus Capital Group, Inc.                         19,100      270,074
John Hancock Financial Services, Inc.             27,300      965,055
Marshall & Ilsley Corp.                           21,400      766,548
SLM Corp.                                         42,300    1,656,468
Wells Fargo Co.                                  170,395    9,596,646
                                                          -----------
                                                           15,699,143
                                                          -----------

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT            VALUE
---------------------------------------------------------------------

FOOD & BEVERAGE (1.3%)
Anheuser-Busch Companies, Inc.                    84,300  $ 4,152,618
General Mills, Inc.                               39,600    1,776,060
PepsiCo, Inc.                                    176,020    8,417,276
                                                          -----------
                                                           14,345,954
                                                          -----------

---------------------------------------------------------------------
FOOD & RELATED (1.8%)
Altria Group, Inc.                               206,203    9,588,440
Archer-Daniels Midland Co.                        58,095      833,663
Campbell Soup Co.                                 38,500      997,920
ConAgra, Inc.                                     50,700    1,208,688
H. J. Heinz Co.                                   38,700    1,367,271
Hershey Foods Corp.                               12,400      956,040
Kellogg Co.                                       38,100    1,262,253
McCormick & Co.                                   13,200      391,248
Sara Lee Corp.                                    73,475    1,464,357
Wm. Wrigley Jr. Co.                               21,200    1,195,680
                                                          -----------
                                                           19,265,560
                                                          -----------

---------------------------------------------------------------------
FURNITURE & HOME FURNISHINGS (0.0%)
Leggett & Platt, Inc.                             18,200      380,198
                                                          -----------

---------------------------------------------------------------------
GOLD ORES (0.2%)
Freeport-McMoRan Copper
 & Gold, Inc.                                     15,800      612,250
Newmont Mining Corp.                              42,800    1,873,784
                                                          -----------
                                                            2,486,034
                                                          -----------

---------------------------------------------------------------------
HEALTHCARE (5.3%)
Abbott Laboratories                              157,700    6,721,173
Allergan, Inc.                                    12,500      945,250
Bausch & Lomb, Inc.                                5,200      250,432
Baxter International, Inc.                        55,100    1,464,558
Becton Dickinson & Co.                            23,100      844,536
Biomet, Inc.                                      29,050    1,041,733
Boston Scientific Corp. (b)                       42,400    2,871,328
Bristol-Myers Squibb Co.                         195,200    4,952,224
C. R. Bard, Inc.                                   4,900      392,245
Cardinal Health, Inc.                             46,350    2,750,409
Guidant Corp.                                     33,000    1,683,330
HCA, Inc.                                         53,800    2,057,850
Health Management
Associates, Inc., Class A                         27,800      615,770
Humana, Inc. (b)                                  15,300      310,437
Johnson & Johnson Co.                            299,950   15,096,483
King Pharmaceuticals, Inc. (b)                    18,592      249,133
Manor Care, Inc.                                   8,500      282,880
McKesson HBOC, Inc.                               25,281      765,256
Medco Health Solutions, Inc. (b)                  29,355      974,586
Medtronic, Inc.                                  123,100    5,609,667
Quest Diagnostics, Inc. (b)                        9,500      642,675
St. Jude Medical, Inc. (b)                        17,000      988,720
Stryker Corp.                                     18,800    1,524,868
Tenet Healthcare Corp. (b)                        51,000      703,800

2003  ANNUAL  REPORT  23
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  S&P  500  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT       VALUE
--------------------------------------------------------------

HEALTHCARE (continued)
UnitedHealth Group, Inc.                   58,100  $ 2,956,128
Watson Pharmaceutical, Inc. (b)            11,000      431,970
Wellpoint Health Networks, Inc. (b)        15,800    1,404,620
                                                   -----------
                                                    58,532,061
                                                   -----------

--------------------------------------------------------------
HOME BUILDING (0.1%)
Fluor Corp.                                 7,600      281,808
KB Home                                     5,300      362,997
Pulte Corp.                                 7,400      640,174
                                                   -----------
                                                     1,284,979
                                                   -----------
--------------------------------------------------------------

HOTELS & CASINOS (0.0%)
Harrah's Entertainment, Inc.               11,200      487,200
                                                   -----------

--------------------------------------------------------------
HOTELS/MOTELS (0.4%)
Cendant Corp. (b)                          96,200    1,965,366
Hilton Hotels Corp.                        35,600      563,904
Marriott International, Inc., Class A      21,900      946,080
Starwood Hotels & Resorts
Worldwide, Inc.                            20,063      676,725
                                                   -----------
                                                     4,152,075
                                                   -----------

--------------------------------------------------------------
INSURANCE (3.7%)
ACE Ltd.                                   22,700      817,200
Aetna, Inc.                                16,700      958,747
Allstate Corp. (The)                       66,500    2,626,750
American International Group, Inc.        263,578   16,033,451
Anthem, Inc. (b)                           15,124    1,034,935
AON Corp.                                  29,450      644,955
Chubb Corp. (The)                          19,900    1,329,519
CIGNA Corp.                                16,500      941,325
Cincinnati Financial Corp.                 15,200      621,984
Hartford Financial Services
 Group, Inc.                               29,900    1,641,510
Lincoln National Corp.                     16,400      654,852
Loews Corp.                                16,400      705,200
MBIA, Inc.                                 17,200    1,025,292
MetLife, Inc.                              73,300    2,301,620
MGIC Investment Corp.                       9,700      497,707
Principal Financial Group, Inc.            27,000      846,450
Progressive Corp. (The)                    19,600    1,446,480
Prudential Financial, Inc.                 51,900    2,005,416
SAFECO Corp.                               13,100      480,770
St. Paul Cos., Inc.                        19,600      747,348
Torchmark Corp.                            11,000      482,680
Travelers Property Casualty
Corp., Class B                             95,147    1,557,556
UnumProvident Corp.                        27,157      444,560
XL Capital Ltd., Class A                   15,200    1,056,400
                                                   -----------
                                                    40,902,707
                                                   -----------

--------------------------------------------------------------
INSURANCE/LIFE (0.2%)
AFLAC, Inc.                                48,500    1,769,280
Jefferson-Pilot Corp.                      13,400      639,716
                                                   -----------
                                                     2,408,996
                                                   -----------

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT     VALUE
--------------------------------------------------------------

INSURANCE BROKERS (0.2%)
Marsh & McLennan Cos., Inc.                51,900  $ 2,218,725
                                                   -----------

--------------------------------------------------------------
INVESTMENT MANAGEMENT (1.2%)
Franklin Resources, Inc.                   22,800    1,081,176
Merrill Lynch & Co.                        83,825    4,962,440
Morgan Stanley Dean Witter & Co.          111,976    6,144,123
Neuberger Berman, Inc.                      1,300       56,355
T. Rowe Price Group, Inc.                  13,300      547,295
                                                   -----------
                                                    12,791,389
                                                   -----------

--------------------------------------------------------------
LEISURE PRODUCTS (0.3%)
Brunswick Corp.                             8,500      252,195
Carnival Corp.                             60,900    2,126,019
Hasbro, Inc.                               15,900      346,620
Mattel, Inc.                               39,101      756,995
                                                   -----------
                                                     3,481,829
                                                   -----------

--------------------------------------------------------------
MANUFACTURING (0.6%)
3M Co.                                     80,400    6,341,148
Power-One, Inc. (b)                         4,300       38,958
                                                   -----------
                                                     6,380,106
                                                   -----------

--------------------------------------------------------------
MANUFACTURING/DIVERSIFIED (0.1%)
American Standard Companies,
Inc. (b)                                    6,400      612,480
PPG Industries, Inc.                       16,000      922,400
                                                   -----------
                                                     1,534,880
                                                   -----------

--------------------------------------------------------------
MEDICAL PRODUCTS (0.1%)
Zimmer Holdings, Inc. (b)                  24,710    1,576,745
                                                   -----------

--------------------------------------------------------------
METAL PROCESSORS (0.0%)
Thermo Electron Corp. (b)                  15,300      336,294
                                                   -----------

--------------------------------------------------------------
METALS (0.0%)
Phelps Dodge Corp. (b)                      8,408      519,110
                                                   -----------

--------------------------------------------------------------
METALS & MINING (0.2%)
Alcoa, Inc.                                82,332    2,599,221
                                                   -----------
--------------------------------------------------------------

MORTGAGE/ASSET BACKED OBLIGATIONS (0.4%)
Freddie Mac                                71,300    4,002,069
                                                   -----------

--------------------------------------------------------------
MOTOR VEHICLES (0.2%)
Harley-Davidson, Inc.                      32,200    1,526,602
Navistar International Corp. (b)            6,400      258,752
                                                   -----------
                                                     1,785,354
                                                   -----------

--------------------------------------------------------------
MULTI-MEDIA (0.6%)
Viacom, Inc., Class B                     177,135    7,062,372
                                                   -----------

24     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------

MULTIMEDIA (0.6%)
Time Warner, Inc. (b)                            452,750  $ 6,922,548
                                                          -----------

---------------------------------------------------------------------
NATURAL GAS (0.1%)
NICOR, Inc.                                        4,200      143,934
People's Energy Corp.                              3,400      137,530
Sempra Energy                                     17,515      486,917
                                                          -----------
                                                              768,381
                                                          -----------

---------------------------------------------------------------------
OFFICE EQUIPMENT &
SUPPLIES (0.1%)
Xerox Corp. (b)                                   70,500      740,250
                                                          -----------

---------------------------------------------------------------------
OIL & GAS (4.2%)
Amerada Hess Corp.                                11,400      588,468
Apache Corp.                                      17,851    1,244,572
Ashland, Inc.                                      6,400      238,336
BJ Services Co. (b)                               16,400      538,084
ChevronTexaco Corp.                              107,593    7,994,160
ConocoPhillips                                    66,673    3,810,362
Devon Energy Corp.                                21,763    1,055,506
El Paso Corp.                                     59,495      436,693
EOG Resources, Inc.                               13,200      556,248
Exxon Mobil Corp.                                667,678   24,423,660
KeySpan Corp.                                     14,845      519,130
Kinder Morgan, Inc.                               10,700      572,985
Marathon Oil Corp.                                26,600      786,562
Nabors Industries Ltd. (b)                        15,191      574,220
Noble Corp. (b)                                   13,200      453,156
Rowan Cos., Inc. (b)                              11,500      275,425
Sunoco, Inc.                                       8,900      389,464
Transocean Sedco Forex, Inc. (b)                  29,700      569,943
Unocal Corp.                                      24,400      772,992
Williams Cos., Inc. (The)                         48,900      498,780
                                                          -----------
                                                           46,298,746
                                                          -----------

---------------------------------------------------------------------
OIL & GAS FIELD MACHINERY (0.3%)
Anadarko Petroleum Corp.                          27,357    1,193,312
Burlington Resources, Inc.                        22,200    1,079,808
Kerr-McGee Corp.                                  12,684      526,386
                                                          -----------
                                                            2,799,506
                                                          -----------

---------------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.5%)
Baker Hughes, Inc.                                29,170      824,344
Dynegy, Inc., Class A (b)                         44,500      178,445
Halliburton Co.                                   48,500    1,158,180
Schlumberger Ltd.                                 60,100    2,822,897
                                                          -----------
                                                            4,983,866
                                                          -----------

---------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp.                                5,500      154,275
Georgia-Pacific Corp.                             23,663      621,864
International Paper Co.                           50,796    1,998,822

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT          VALUE
----------------------------------------------------------------------
PAPER & FOREST PRODUCTS
(continued)
Louisiana-Pacific Corp. (b)                        4,800  $    91,296
MeadWestvaco Corp.                                18,901      489,914
Pactiv Corp. (b)                                  15,100      332,955
Temple Inland, Inc.                                5,100      275,553
Weyerhaeuser Co.                                  19,600    1,180,508
                                                          -----------
                                                            5,145,187
                                                          -----------

---------------------------------------------------------------------
PHARMACEUTICALS (0.7%)
Amerisource Bergen Corp.                          10,800      613,116
Express Scripts, Inc. (b)                          8,200      450,344
Medimmune, Inc. (b)                               27,200      725,152
Wyeth                                            134,200    5,923,588
                                                          -----------
                                                            7,712,200
                                                          -----------

---------------------------------------------------------------------
PHOTOGRAPHIC (0.1%)
Eastman Kodak Co.                                 28,600      698,698
                                                          -----------

---------------------------------------------------------------------
POLLUTION CONTROL (0.1%)
Allied Waste Industries, Inc. (b)                 17,500      197,400
Waste Management, Inc.                            53,000    1,373,760
                                                          -----------
                                                            1,571,160
                                                          -----------

---------------------------------------------------------------------
PRINTING & PUBLISHING (0.7%)
American Greetings Corp.,
Class A (b)                                        5,100      108,783
Dow Jones & Company, Inc.                          7,300      379,381
Gannett Co., Inc.                                 28,400    2,388,724
Knight-Ridder, Inc.                                7,700      564,564
McGraw-Hill Cos., Inc. (The)                      18,600    1,245,270
Meredith Corp.                                     4,700      228,044
New York Times Co., Class A                       14,200      674,926
R.R. Donnelley & Sons Co.                         10,100      262,600
Tribune Co.                                       29,057    1,425,246
                                                          -----------
                                                            7,277,538
                                                          -----------

---------------------------------------------------------------------
RAILROADS (0.4%)
Burlington Northern Santa Fe Corp.                33,600      972,384
CSX Corp.                                         19,000      604,580
Norfolk Southern Corp.                            36,800      741,520
Union Pacific Corp.                               26,100    1,633,860
                                                          -----------
                                                            3,952,344
                                                          -----------

---------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apartment Investment & Management Co.             12,200      498,980
Equity Office Properties Trust                    36,300    1,016,763
Equity Residential Property Trust                 25,800      754,650
Plum Creek Timber Co, Inc.                        17,300      455,855
ProLogis Trust                                    21,800      643,972
Simon Property Group, Inc.                        17,900      806,932
                                                          -----------
                                                            4,177,152
                                                          -----------

2003  ANNUAL  REPORT  25
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  S&P  500  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                        SHARES OR
                                     PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------

RESTAURANTS (0.5%)
Darden Restaurants, Inc.                       15,900  $   333,105
McDonald's Corp.                              132,600    3,316,326
Wendy's International, Inc.                    15,000      555,750
YUM! Brands, Inc. (b)                          26,400      901,296
                                                       -----------
                                                         5,106,477
                                                       -----------

------------------------------------------------------------------
RETAIL (5.9%)
AutoZone, Inc. (b)                              8,900      855,290
Bed Bath & Beyond, Inc. (b)                    31,500    1,330,560
Best Buy Co., Inc. (b)                         33,750    1,967,963
Big Lots, Inc. (b)                             11,000      165,110
Circuit City Stores, Inc.                      24,800      236,592
Costco Wholesale Corp. (b)                     48,800    1,726,056
CVS Corp.                                      37,200    1,308,696
Dillards, Inc., Class A                         6,400      103,488
Dollar General Corp.                           27,210      611,409
Family Dollar Stores, Inc.                     14,300      623,623
Federated Department Stores, Inc.              21,000      998,550
Gap, Inc. (The)                                86,600    1,652,328
Home Depot, Inc.                              232,150    8,605,800
J.C. Penney Co., Inc.                          27,400      648,010
Jones Apparel Group, Inc.                      12,100      417,450
Kohl's Corp. (b)                               35,400    1,984,878
Limited, Inc. (The)                            42,900      755,040
Lowe's Companies, Inc.                         80,300    4,732,079
May Department Stores Co. (The)                27,300      763,308
Nordstrom, Inc.                                12,100      368,929
Office Depot, Inc. (b)                         29,200      435,956
Sears, Roebuck & Co.                           30,100    1,584,163
Staples, Inc. (b)                              52,500    1,408,050
Starbucks Corp. (b)                            42,500    1,343,000
Target Corp.                                   89,500    3,556,730
Tiffany & Co.                                  13,100      621,595
TJX Cos., Inc.                                 50,800    1,066,292
Toys "R" Us, Inc. (b)                          20,100      261,300
Wal-Mart Stores, Inc.                         442,400   26,079,479
                                                       -----------
                                                        66,211,724
                                                       -----------

------------------------------------------------------------------
RETAIL/FOOD & DRUG (0.6%)
Albertson's, Inc.                              34,734      704,753
Kroger Co. (b)                                 70,200    1,227,798
Safeway, Inc. (b)                              47,700    1,006,470
Supervalu, Inc.                                 9,200      232,024
Walgreen Co.                                  100,900    3,513,338
Winn-Dixie Stores, Inc.                        12,700      102,743
                                                       -----------
                                                         6,787,126
                                                       -----------

------------------------------------------------------------------
SEMICONDUCTORS (0.7%)
Advanced Micro Devices, Inc. (b)               32,700      497,040
Analog Devices, Inc. (b)                       35,500    1,573,715
Applied Materials, Inc. (b)                   164,100    3,835,017

                                       SHARES OR
                                       PRINCIPAL
                                         AMOUNT            VALUE
------------------------------------------------------------------
SEMICONDUCTORS (continued)
Micron Technology, Inc. (b)                    58,300  $   836,022
Novellus Systems, Inc. (b)                     14,800      611,092
                                                       -----------
                                                         7,352,886
                                                       -----------

------------------------------------------------------------------
SERVICES (0.8%)
Autodesk, Inc.                                 12,700      244,475
Deluxe Corp.                                    5,300      213,961
eBay, Inc. (b)                                 63,200    3,535,409
Equifax, Inc.                                  11,900      290,836
IMS Health, Inc.                               21,948      516,436
Omnicom Group, Inc.                            20,100    1,603,980
Paychex, Inc.                                  40,075    1,559,719
Robert Half International, Inc. (b)            13,200      311,652
Ryder System, Inc.                              5,500      165,000
Sabre Holdings, Inc.                           13,517      296,157
                                                       -----------
                                                         8,737,625
                                                       -----------

------------------------------------------------------------------
STEEL (0.1%)
Allegheny Teledyne, Inc.                        4,800       36,720
Nucor Corp.                                     9,600      526,368
United States Steel Corp.                       9,700      229,405
Worthington Industries, Inc.                    8,100      118,098
                                                       -----------
                                                           910,591
                                                       -----------

------------------------------------------------------------------
TELECOMMUNICATIONS (2.7%)
ADC Telecommunications, Inc. (b)               74,793      190,722
ALLTEL Corp.                                   29,400    1,389,738
Andrew Corp. (b)                               20,600      269,448
AT&T Corp.                                     82,466    1,533,043
AT&T Wireless Services, Inc. (b)              256,299    1,858,168
BellSouth Corp.                               186,000    4,893,660
CenturyTel, Inc.                               13,500      482,625
Comverse Technology, Inc. (b)                  19,900      358,996
Nextel Communications, Inc. (b)               107,000    2,589,400
QUALCOMM, Inc.                                 78,300    3,719,250
Qwest Communications
International, Inc. (b)                       160,211      565,545
SBC Communications, Inc.                      334,541    8,022,293
Scientific-Atlanta, Inc.                       15,300      452,880
Sprint Corp. (FON Group)                       85,800    1,372,800
Sprint Corp. (PCS Group) (b)                   90,100      391,935
Univision Communications, Inc.,
Class A (b)                                    35,100    1,191,645
                                                       -----------
                                                        29,282,148
                                                       -----------

------------------------------------------------------------------
TIRE & RUBBER (0.0%)
Cooper Tire & Rubber Co.                        5,300      104,198
Goodyear Tire & Rubber Co.                     15,800      108,388
                                                       -----------
                                                           212,586
                                                       -----------

26     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------


COMMON  STOCKS  (CONTINUED)
                                            SHARES OR
                                        PRINCIPAL AMOUNT                       VALUE
----------------------------------------------------------------------------------------
TOBACCO (0.1%)
R.J. Reynolds Tobacco                               9,600                  $    461,088
UST, Inc.                                          15,800                       537,516
                                                                           -------------
                                                                                998,604
                                                                           -------------

----------------------------------------------------------------------------------------
TRANSPORT SERVICES (0.8%)
United Parcel Service, Inc.,
 Class B                                          115,300                     8,361,556
                                                                           -------------

----------------------------------------------------------------------------------------
UTILITIES (2.0%)
AES Corp. (The) (b)                                55,265                       483,569
Allegheny Energy, Inc. (b)                         11,300                       119,554
Ameren Corp.                                       15,200                       678,680
American Electric Power Co., Inc.                  37,340                     1,052,615
Calpine Corp. (b)                                  41,200                       189,932
Centerpoint Energy, Inc.                           33,400                       327,654
Cinergy Corp.                                      20,900                       758,879
CMS Energy Corp.                                   13,000                       105,560
Consolidated Edison, Inc.                          25,100                     1,015,797
Constellation Energy Group, Inc.                   12,400                       450,988
Dominion Resources, Inc.                           29,367                     1,809,007
DTE Energy Co.                                     15,900                       586,392
Duke Energy Corp.                                  85,200                     1,546,380
Edison International (b)                           29,400                       579,474
Entergy Corp.                                      24,900                     1,342,110
FirstEnergy Corp.                                  39,448                     1,356,617
FPL Group, Inc.                                    20,100                     1,281,174
NiSource, Inc.                                     24,827                       514,167
PG&E Corp. (b)                                     38,700                       946,215
Pinnacle West Capital Corp.                         8,600                       314,416
PPL Corp.                                          17,200                       686,624
Progress Energy, Inc.                              21,700                       935,270
Public Service Enterprise
Group, Inc.                                        25,200                     1,029,924
Southern Co.                                       76,500                     2,279,699
TECO Energy, Inc.                                  17,700                       232,401
TXU Corp.                                          32,200                       734,804
Xcel Energy, Inc.                                  37,710                       618,444
                                                                           -------------
                                                                             21,976,346
                                                                           -------------

TOTAL COMMON STOCKS                                                         973,290,901
                                                                           -------------

REPURCHASE  AGREEMENTS  (10.3%)

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT                             VALUE
----------------------------------------------------------------------------------------
CS First Boston, 0.94%, dated 10/31/03,
due 11/03/03, repurchase price
57,216,659 (Fully collateralized by AA
Rated Corporate Bonds)                  $      57,212,177                  $ 57,212,177
Lehman Brothers, Inc., 0.94%,
dated 10/31/03, due 11/03/03, repurchase price
10,595,631 (Fully collateralized by
U.S.Agency Securities)                         10,594,801                    10,594,801
Nomura Securities, 0.94%, dated 10/31/03,
due 11/03/03, repurchase price 45,773,327
(Fully collateralized by AA Rated
Corporate Bonds)                               45,769,742                    45,769,742
                                                                           -------------

TOTAL REPURCHASE AGREEMENTS                                                 113,576,720
                                                                           -------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN (3.9%)

REPURCHASE AGREEMENT (0.7%)
Nomura Securites, 1.07%, dated 10/31/03,
due 11/03/03, repurchase price 7,518,555
(Fully collateralized by U.S. Agency
Securities)                                     7,517,885                     7,517,885
                                                                           -------------

----------------------------------------------------------------------------------------
GUARANTEED INSURANCE CONTRACT (0.9%)
Protective Life Insurance Co.,
1.28%, 11/30/04 (c)                            10,000,000                    10,000,000
                                                                           -------------

----------------------------------------------------------------------------------------
MEDIUM-TERM NOTE (2.3%)
SPARC 2003-6, 1.46%, 05/23/05 (c)              25,000,000                    25,000,000
                                                                           -------------

----------------------------------------------------------------------------------------
TIME DEPOSIT (0.0%)
Unicredito Italiano Milan, 1.09%,
12/17/03                                          600,000                       600,000
                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN                                   43,117,885
                                                                           -------------

TOTAL INVESTMENTS (COST $1,157,757,278) (A) - 102.8%                      1,129,985,506

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%                              (31,021,300)
                                                                          --------------

NET ASSETS - 100.0%                                                      $1,098,964,206
                                                                         ==============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2003.

At  October,  31  2003  the  Fund's open long futures contracts were as follows:

                                      MARKET
                                      VALUE        UNREALIZED
NUMBER OF  LONG                     COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS*  EXPIRATION   CONTRACTS    (DEPRECIATION)
-----------------------------------------------------------------
      481  S&P 500       12/19/03  $126,202,375  $     2,539,535

*    Cash  pledged  as  collateral.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

2003  ANNUAL  REPORT  27
--------------------------------------------------------------------------------

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND

Class  A  Shares  symbol:  NMXAX
Class  B  Shares  symbol:  NMXBX
Class  C  Shares  symbol:  NMCMX
Institutional  Class  symbol:  NMXIX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended Oct. 31, 2003, the Fund returned 29.72%* versus 30.75% for its benchmark, the S&P MidCap 400 Index.

For broader comparison, the average return for this Fund's peer category (Mid-Cap Core Funds) was 30.88%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Markets were volatile during the period as corporate scandals, terrorism, war anxieties and economic uncertainty depressed investor sentiment. Once geopolitical risks abated after the resolution of major military conflict in Iraq, investor sentiment improved and markets began to rise in March. The rally was notable for the participation of all sectors and countries. The upturn remained steady and, although a slight pullback occurred in September, the markets finished the period with strong performance in October.

Turning to sector performance, all 10 S&P MidCap 400 Index sectors posted positive returns for the period. Information technology was the leader, returning 55%. Health care and industrials also were top performers, returning 33% and 32%, respectively. Energy was the bottom performer with a return of 10%, followed by materials and utilities with respective returns of 10% and 17%.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's top security holdings at the end of the period were M&T Bank Corp., Gilead Sciences, Inc. and The Washington Post Co. Fund weightings for each security are determined by the security's respective benchmark weighting. All Fund transactions during the period were driven either by changes to the composition of the benchmark index or by Fund subscriptions/redemptions.

HOW  IS  THE  FUND  POSITIONED?

The U.S. stock market has rebounded significantly since October 2002 because of improved corporate earnings, low interest rates and strong economic growth. This trend is expected to continue during the remainder of 2003 and beyond. Iraq remains on the radar screen, because reports of conflicts and casualties continue to make frequent headlines. Despite this news, however, investors appear to be leaving the sidelines and re-entering the equity markets.

Recent economic data, such as gross domestic product growth, points to an acceleration in global activity. In the midst of such strong results, the bears believe that economic growth peaked during the third quarter and that news will become less positive. And so the tug of war continues between those who expect the market to keep barreling ahead and those who foresee a backlash. The Fund is positioned to continue to meet its objective of replicating the risks and returns of its benchmark.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser
* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $332,196,207
OCTOBER  31,  2003

28     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  October  31,  2003)

                                1 YR.   INCEPTION1
---------------------------------------------------
Class A               w/o SC2   29.72%        6.37%
                      w/SC3     22.27%        4.75%
---------------------------------------------------
Class B4              w/o SC2   28.96%        5.89%
                      w/SC5     23.96%        5.22%
---------------------------------------------------
Class C6              w/o SC2   28.85%        5.86%
                      w/SC7     26.61%        5.59%
---------------------------------------------------
Institutional Class8            30.21%        6.87%
---------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
1    Commenced  operations  on  December  29,  1999.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 These returns until the creation of Class B shares (5/25/01) include performance based on the Fund's Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.
5 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
6 These returns until the creation of Class C shares (10/22/03) include the performance of the Fund's Class A shares for the period through May 24, 2001 and the Fund's Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund's other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.
7 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
8    Not  subject  to  any  sales  charges.

GROWTH  OF  A  $10,000  INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Date        Class A  S&P Midcap 400   CPI
-------------------------------------------
12/29/1999    9,425          10,000  10,000
10/31/2000   11,170          11,807  10,339
10/31/2001    9,766          10,337  10,559
10/31/2002    9,212           9,843  10,772
10/31/2003   11,950          12,867  11,043

Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund, the S&P MidCap 400 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.
(a) The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2003  ANNUAL  REPORT  29
--------------------------------------------------------------------------------

STATEMENT  OF  INVESTMENTS
October  31,  2003

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND

COMMON  STOCKS  (85.5%)
                                        SHARES OR
                                     PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------

AEROSPACE/DEFENSE (0.3%)
Precision Castparts Corp.                      14,700  $   604,611
Sequa Corp. (b)                                 2,500      119,250
                                                       -----------
                                                           723,861
                                                       -----------

------------------------------------------------------------------
AGRICULTURAL PRODUCTS (0.1%)
Universal Corp.                                 7,100      309,418
                                                       -----------

------------------------------------------------------------------
AIRLINES (0.4%)
Alaska Air Group, Inc. (b)                      7,700      221,683
Jetblue Airways Corp. (b)                      17,800    1,026,704
                                                       -----------
                                                         1,248,387
                                                       -----------

------------------------------------------------------------------
AMUSEMENT & RECREATION (0.4%)
Callaway Golf Co.                              21,300      346,125
International Speedway Corp.                   13,600      578,544
Six Flags, Inc. (b)                            27,700      163,984
                                                       -----------
                                                         1,088,653
                                                       -----------

------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (1.2%)
Arvinmeritor, Inc.                             17,300      290,467
Bandag, Inc.                                    4,500      164,700
BorgWarner Automotive, Inc.                     7,400      588,966
Gentex Corp.                                   20,800      812,240
Lear Corp. (b)                                 17,900    1,039,811
Modine Manufacturing Co.                        8,200      209,838
Superior Industries
 International, Inc.                            6,600      280,500
                                                       -----------
                                                         3,386,522
                                                       -----------

------------------------------------------------------------------
AUTOMOTIVE (0.5%)
O'Reilly Automotive, Inc. (b)                  14,600      632,034
Carmax, Inc. (b)                               27,100      853,921
                                                       -----------
                                                         1,485,955
                                                       -----------

------------------------------------------------------------------
BANKS (7.9%)
Associated Banc Corp.                          19,094      785,909
Astoria Financial Corp.                        22,600      782,864
Banknorth Group, Inc.                          42,427    1,328,814
City National Corp.                            13,300      800,793
Colonial Bancgroup, Inc.                       31,400      492,352
Compass Bancshares, Inc.                       34,400    1,299,632
Cullen/Frost Bankers, Inc.                     14,300      554,268
FirstMerit Corp.                               22,100      569,738
Greater Bay Bancorp                            14,800      399,008
GreenPoint Financial Corp.                     36,650    1,141,648
Hibernia Corp.                                 40,700      919,413
Independence Community
Bank Corp.                                     13,900      510,825
IndyMac Bancorp, Inc.                          15,600      458,640
M&T Bank Corp.                                 31,500    2,957,849
Mercantile Bankshare Corp.                     21,650      917,311
National Commerce Financial Co.                53,490    1,469,370
New York Community Bancorp, Inc.               36,600    1,324,920

                                            SHARES OR
                                        PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------

BANKS (continued)
Provident Financial Group                      12,120  $   356,934
Roslyn Bancorp, Inc.                           21,462      578,186
Silicon Valley Bancshares (b)                  10,100      354,510
Sovereign Bancorp, Inc.                        76,500    1,591,965
TCF Financial Corp.                            19,800    1,033,164
Washington Federal, Inc.                       21,100      555,774
Webster Financial Corp.                        11,600      518,520
West America Bancorp                            8,320      416,499
Wilmington Trust Corp.                         16,800      565,824
                                                       -----------
                                                        22,684,730
                                                       -----------

------------------------------------------------------------------
BIOTECHNOLOGY (2.2%)
Gilead Sciences, Inc. (b)                      53,000    2,892,740
Idec Pharmaceuticals Corp. (b)                 41,700    1,464,921
Millenium Pharmaceuticals, Inc. (b)            77,963    1,241,171
Protein Design Labs, Inc. (b)                  26,100      351,828
Vertex Pharmaceuticals, Inc. (b)               19,200      251,904
                                                       -----------
                                                         6,202,564
                                                       -----------

------------------------------------------------------------------
BROADCASTING (0.6%)
Emmis Communications Corp. (b)                 15,100      334,918
Entercom Communications
Corp. (b)                                      14,000      641,340
Westwood One, Inc. (b)                         27,900      835,047
                                                       -----------
                                                         1,811,305
                                                       -----------

------------------------------------------------------------------
BUSINESS SERVICES (2.4%)
Acxiom Corp. (b)                               23,800      378,420
BISYS Group, Inc. (The) (b)                    31,700      453,310
Catalina Marketing Corp. (b)                   15,400      271,810
Ceridian Corp. (b)                             38,400      806,400
Checkfree Corp. (b)                            21,100      580,883
CSG Systems International, Inc. (b)            13,000      149,370
DST Systems, Inc. (b)                          31,200    1,179,984
Fair Issac Corp.                               12,900      822,762
Gartner Group, Inc. (b)                         3,000       38,250
Gartner Group, Inc., Class B (b)               30,300      369,357
Harte-Hanks, Inc.                              22,300      443,101
Kelly Services, Inc.                            8,675      212,538
Korn/Ferry International (b)                    8,700       76,038
Manpower, Inc.                                 21,200      983,680
MPS Group, Inc. (b)                            25,500      243,525
                                                       -----------
                                                         7,009,428
                                                       -----------

------------------------------------------------------------------
CHEMICALS (1.8%)
Airgas, Inc.                                   18,000      344,700
Albemarle Corp.                                10,200      273,564
Cabot Corp.                                    15,600      435,240
Crompton Corp.                                 28,000      150,080
Cytec Industries, Inc. (b)                     10,800      377,028
Ferro Corp.                                    11,800      242,254
FMC Corp. (b)                                   8,600      240,886

30     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                         SHARES OR
                                         PRINCIPAL
                                           AMOUNT        VALUE
---------------------------------------------------------------

CHEMICALS (continued)
IMC Global, Inc.                            32,600  $   227,874
Lubrizol Corp.                              13,300      402,990
Lyondell Chemical Co.                       48,100      687,830
Minerals Technologies, Inc.                  5,800      317,840
Olin Corp.                                  16,600      289,006
RPM, Inc.                                   29,100      420,495
Valspar Corp.                               13,000      620,100
                                                    -----------
                                                      5,029,887
                                                    -----------

---------------------------------------------------------------
COMMUNICATION EQUIPMENT (2.0%)
Adtran, Inc.                                10,400      707,512
Advanced Fibre Communications, Inc. (b)     23,300      560,831
Cincinnati Bell, Inc. (b)                   60,000      306,600
CommScope, Inc. (b)                         14,100      218,409
Harris Corp.                                17,000      632,740
L-3 Communications Holdings,
 Inc. (b)                                   25,800    1,205,892
Plantronics, Inc. (b)                       11,000      305,910
Polycom, Inc. (b)                           25,400      508,762
Powerwave Technologies, Inc. (b)            19,600      127,596
Price Communications Corp. (b)              13,200      165,924
Telephone & Data Systems, Inc.              14,900      932,740
                                                    -----------
                                                      5,672,916
                                                    -----------

---------------------------------------------------------------
COMPUTER HARDWARE (0.6%)
Keane, Inc. (b)                             17,400      228,636
National Instruments Corp.                  13,300      566,314
Quantum Corp. (b)                           45,600      141,816
Storage Technology Corp. (b)                28,300      682,030
                                                    -----------
                                                      1,618,796
                                                    -----------

---------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (4.7%)
3COM Corp. (b)                              93,800      675,360
Activision, Inc. (b)                        24,550      370,460
Advent Software, Inc. (b)                    8,369      153,236
Affiliated Computer Services, Inc. (b)      35,700    1,746,801
Ascential Software Corp (b)                 14,578      323,486
Avocent Corp. (b)                           12,700      480,060
Cadence Design Systems, Inc. (b)            70,000    1,077,300
CDW Corp.                                   22,600    1,357,130
Internet Security, Inc. (b)                 14,400      236,304
Investment Technology
Group, Inc. (b)                             12,007      238,459
Jack Henry & Associates, Inc.               22,400      447,552
Macromedia, Inc. (b)                        15,800      301,938
Macrovision Corp. (b)                       12,100      265,837
McDATA Corp. (b)                            30,800      318,164
Mentor Graphics Corp. (b)                   18,700      313,225
Network Associates, Inc. (b)                42,700      594,811
Retek, Inc. (b)                             13,000      130,390
RSA Security, Inc. (b)                      14,100      182,877
SanDisk Corp. (b)                           20,700    1,668,420
Sybase, Inc. (b)                            24,100      431,390

                                         SHARES OR
                                         PRINCIPAL
                                           AMOUNT       VALUE
---------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
Synopsys, Inc. (b)                          41,600  $ 1,319,552
Titan Corp. (The) (b)                       20,170      425,990
Transaction Systems Architects,
 Inc. (b)                                   10,600      212,000
Wind River Systems, Inc. (b)                20,200      135,340
                                                    -----------
                                                     13,406,082
                                                    -----------

---------------------------------------------------------------
CONSTRUCTION (2.3%)
D. R. Horton, Inc.                          40,750    1,621,850
Dycom Industries, Inc. (b)                  13,400      289,574
Granite Construction, Inc.                  12,000      239,880
Hovnanian Enterprises, Class A (b)           8,200      666,496
Jacobs Engineering Group, Inc. (b)          15,200      704,064
Lennar Corp.                                19,820    1,820,467
Martin Marietta Materials, Inc.             12,800      524,416
Toll Brothers, Inc. (b)                     20,000      736,800
                                                    -----------
                                                      6,603,547
                                                    -----------

---------------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES (1.9%)
Career Education Corp. (b)                  26,800    1,435,140
Corinthian Colleges, Inc. (b)               12,000      743,040
DeVry, Inc. (b)                             19,300      468,411
Dun & Bradstreet Corp. (b)                  19,300      898,415
Quanta Services, Inc. (b)                   29,300      239,674
Rollins, Inc.                               11,050      224,536
Sotheby's Holdings, Inc. (b)                14,700      156,555
Sylvan Learning Systems, Inc. (b)           11,400      322,620
United Rentals, Inc. (b)                    19,600      341,432
Viad Corp.                                  22,700      567,046
                                                    -----------
                                                      5,396,869
                                                    -----------

---------------------------------------------------------------
CONSUMER PRODUCTS (2.3%)
Blyth Industries, Inc.                      12,000      335,760
Choicepoint, Inc. (b)                       22,600      791,904
Church & Dwight, Inc.                       11,400      424,878
Dial Corp.                                  26,500      636,000
Education Management Corp. (b)               9,800      619,164
Energizer Holdings, Inc. (b)                21,700      798,560
Furniture Brands International, Inc.        15,400      373,604
Lancaster Colony Corp.                       9,000      357,390
Mohawk Industries Co. (b)                   17,700    1,311,924
Scotts Co. (The), Class A (b)                9,800      565,950
Timberland Co., Class A (b)                  9,900      514,305
                                                    -----------
                                                      6,729,439
                                                    -----------

---------------------------------------------------------------
CONTAINERS/PACKAGING (0.4%)
Packaging Corp. of America (b)              26,700      525,990
Sonoco Products Co.                         24,700      525,369
                                                    -----------
                                                      1,051,359
                                                    -----------

2003  ANNUAL  REPORT  31
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND  (Continued)


COMMON  STOCKS  (CONTINUED)
                                                       SHARES OR
                                                    PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------
ELECTRONICS (4.7%)
Arrow Electronics, Inc. (b)                                   26,000  $   555,100
Atmel Corp. (b)                                              121,200      683,568
Avnet, Inc. (b)                                               30,798      597,481
Cabot Microelectronics Corp. (b)                               6,768      385,776
Credence Systems Corp. (b)                                    18,200      296,842
Cree, Inc. (b)                                                20,488      363,867
Cypress Semiconductor Corp. (b)                               30,300      650,238
Hubbell, Inc.                                                 15,200      651,168
Integrated Device Technology,
 Inc. (b)                                                     28,700      450,590
International Rectifier Corp. (b)                             17,500      835,275
Intersil Corp.                                                37,000      954,230
Kemet Corp. (b)                                               21,700      287,525
Lam Research Corp. (b)                                        33,100      951,294
Lattice Semiconductor Corp. (b)                               31,800      248,040
LTX Corp. (b)                                                 13,700      195,773
Micrel, Inc. (b)                                              23,300      384,450
Microchip Technology, Inc.                                    53,612    1,753,648
Newport Corp. (b)                                              9,400      148,144
Plexus Corp. (b)                                              10,300      178,087
RF Micro Devices, Inc. (b)                                    50,400      590,184
Semtech Corp. (b)                                             20,310      450,882
SPX Corp. (b)                                                 20,400      981,648
TriQuint Semiconductor, Inc. (b)                              32,305      231,627
Vishay Intertechnology, Inc. (b)                              41,450      777,188
                                                                     ------------
                                                                       13,602,625
                                                                     ------------

---------------------------------------------------------------------------------
FINANCIAL SERVICES (3.5%)
Americredit Corp. (b)                                         43,100      577,540
Bank of Hawaii Corp.                                          16,700      657,980
Certegy, Inc.                                                 16,900      568,854
Commerce Bancorp, Inc.                                        20,400      986,136
E*TRADE Group, Inc. (b)                                       93,600      964,080
Eaton Vance Corp.                                             17,800      620,864
Edwards (A.G.), Inc.                                          21,400      866,700
Investors Financial Services Corp.                            17,884      631,842
Labranche & Co., Inc.                                         16,700      176,853
Legg Mason, Inc.                                              17,600    1,465,200
Neuberger Berman, Inc.                                         8,700      377,145
PMI Group, Inc.                                               24,200      925,166
SEI Corp.                                                     27,200      792,064
Waddell & Reed Financial, Inc.                                21,000      465,780
                                                                     ------------
                                                                       10,076,204
                                                                     ------------

---------------------------------------------------------------------------------
FOOD & BEVERAGE (3.0%)
Constellation Brands, Inc. (b)                                28,400      890,908
Dean Foods Co. (b)                                            42,158    1,275,280
Hormel Foods Corp.                                            35,800      883,902
J.M. Smucker Co.                                              12,712      556,404
Interstate Bakeries Corp.                                     13,100      192,308
Krispy Kreme Doughnuts, Inc. (b)                              15,800      684,456
PepsiAmericas, Inc.                                           36,700      549,766
Sensient Technologies Corp.                                   13,600      261,120

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT       VALUE
---------------------------------------------------------------------------------
FOOD & BEVERAGE (continued)
Smithfield Foods, Inc. (b)                                    29,500  $   627,170
Tootsie Roll Industries, Inc.                                 13,069      431,146
Tyson Foods, Inc.                                             91,590    1,306,989
Whole Foods Market, Inc. (b)                                  16,200      959,688
                                                                     ------------
                                                                        8,619,137
                                                                     ------------

---------------------------------------------------------------------------------
GAMING (0.8%)
Boyd Gaming Corp.                                             17,000      259,420
GTECH Holdings Corp.                                          15,600      697,008
Mandalay Resort Group                                         16,400      643,700
Park Place Entertainment, Inc. (b)                            77,800      746,880
                                                                     ------------
                                                                        2,347,008
                                                                     ------------

---------------------------------------------------------------------------------
HEALTHCARE (8.5%)
AdvancePCS (b)                                                24,400    1,255,868
Apogent Technologies, Inc. (b)                                23,500      515,825
Apria Healthcare Group, Inc. (b)                              15,400      446,600
Barr Laboratories, Inc. (b)                                   17,850    1,370,345
Beckman Coulter, Inc.                                         16,700      829,155
Charles River Laboratories International, Inc. (b)            11,600      373,984
Community Health Systems, Inc. (b)                            25,300      607,706
Covance, Inc. (b)                                             15,600      406,068
Coventry Health Care, Inc. (b)                                15,400      843,150
Cytyc Corp. (b)                                               31,000      400,830
Dentsply International, Inc.                                  20,400      901,476
Edwards Lifesciences Corp. (b)                                16,900      490,100
First Health Group Corp. (b)                                  26,100      637,101
Health Net, Inc. (b)                                          30,100      950,859
ICN Pharmaceuticals, Inc.                                     22,100      426,751
IVAX Corp. (b)                                                52,675    1,014,521
LifePoint Hospitals, Inc. (b)                                 11,100      285,381
Lincare Holdings, Inc. (b)                                    26,600    1,035,804
Mylan Laboratories, Inc.                                      71,925    1,736,989
Omnicare, Inc.                                                27,200    1,042,848
Oxford Health Plans, Inc. (b)                                 21,700      878,850
PacifiCare Health Systems, Inc. (b)                           10,200      606,900
Patterson Dental Co. (b)                                      18,500    1,183,630
Perrigo Co.                                                   17,300      232,685
Pharmaceutical Resources, Inc. (b)                             9,100      657,748
Schein (Henry), Inc. (b)                                      12,100      750,805
Sepracor, Inc. (b)                                            22,400      596,512
SICOR, Inc. (b)                                               30,400      814,720
Steris Corp. (b)                                              17,800      370,596
Triad Hospitals, Inc. (b)                                     19,433      597,176
Universal Health Services, Inc. (b)                           15,900      748,095
Varian Medical Systems, Inc. (b)                              18,600    1,189,284
Visx, Inc. (b)                                                12,800      310,528
                                                                     ------------
                                                                       24,508,890
                                                                     ------------

---------------------------------------------------------------------------------
HOTELS & LODGING (0.1%)
Extended Stay America, Inc. (b)                               23,600      346,920
                                                                     ------------

32     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                       SHARES OR
                                    PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------

INSURANCE (4.3%)
Allmerica Financial Corp. (b)                 14,900  $   396,787
American Financial Group, Inc.                17,500      389,725
AmerUs Group Co.                              11,100      419,025
Brown & Brown, Inc.                           17,500      532,875
Everest Re Group Ltd.                         15,000    1,244,250
Fidelity National Financial, Inc.             37,050    1,145,586
First American Financial Corp.                21,200      607,380
Gallagher (Arthur J.) & Co.                   24,800      723,912
HCC Insurance Holdings, Inc.                  16,000      466,240
Horace Mann Educators Corp.                   10,300      136,475
Leucadia National Corp.                       15,300      642,600
Mony Group, Inc.                              11,700      374,517
Ohio Casualty Corp. (b)                       17,620      269,586
Old Republic International Corp.              31,400    1,128,516
Protective Life Corp.                         17,600      571,472
Radian Group, Inc.                            24,400    1,290,760
Stancorp Financial Group, Inc.                 7,300      460,265
Unitrin, Inc.                                 17,200      636,400
W.R. Berkley Corp.                            22,800      781,812
                                                      -----------
                                                       12,218,183
                                                      -----------

-----------------------------------------------------------------
MACHINERY (0.7%)
AGCO Corp. (b)                                20,800      374,400
Graco, Inc.                                   11,600      441,960
Tecumseh Products Co.                          5,500      225,390
Zebra Technologies Corp.,
Class A (b)                                   14,700      837,165
                                                      -----------
                                                        1,878,915
                                                      -----------

-----------------------------------------------------------------
MANUFACTURING (2.5%)
Ametek, Inc.                                   8,200      385,810
Brink's Co. (The)                             13,400      268,670
Carlisle Cos., Inc.                            8,700      498,945
Diebold, Inc.                                 19,700    1,124,082
Donaldson Co., Inc.                           11,100      635,142
Federal Signal Corp.                          11,600      171,564
Flowserve Corp. (b)                           14,000      286,440
Harsco Corp.                                  10,200      390,762
Hillenbrand Industries, Inc.                  16,000      952,480
Nordson Corp.                                  8,000      221,680
Pentair, Inc.                                 13,700      561,700
Teleflex, Inc.                                10,000      460,100
Trinity Industries, Inc.                      12,900      328,305
Varian, Inc. (b)                               8,500      304,385
York International Corp.                      11,200      445,088
                                                      -----------
                                                        7,035,153
                                                      -----------

-----------------------------------------------------------------
METALS (0.2%)
Carpenter Technology Corp.                     5,900      152,515
Kennametal, Inc.                               9,600      354,048
                                                      -----------
                                                          506,563
                                                      -----------

                                            SHARES OR
                                        PRINCIPAL AMOUNT  VALUE
-----------------------------------------------------------------
MINING (0.3%)
Arch Coal, Inc.                               14,700  $   360,150
Peabody Energy Corp.                          14,600      486,618
                                                      -----------
                                                          846,768
                                                      -----------

-----------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.5%)
HON Industries, Inc.                          14,870      609,670
Miller (Herman), Inc.                         18,400      422,648
Reynolds & Reynolds Co.                       17,000      461,720
                                                      -----------
                                                        1,494,038
                                                      -----------

-----------------------------------------------------------------
OIL & GAS (4.9%)
Cooper Cameron Corp. (b)                      15,040      644,013
Cross Timbers Royalty Trust                       52        1,300
ENSCO International, Inc.                     40,600    1,069,810
FMC Technologies, Inc. (b)                    16,582      332,967
Forest Oil Corp. (b)                          13,700      321,265
Grant Prideco, Inc. (b)                       30,600      347,004
Hanover Compressor Co. (b)                    16,200      171,720
Helmerich & Payne, Inc.                       14,100      373,791
Murphy Oil Corp.                              24,800    1,462,703
National-Oilwell, Inc. (b)                    22,600      430,982
Noble Energy, Inc.                            15,900      631,548
Patterson-UTI Energy, Inc. (b)                22,000      628,980
Pioneer Natural Resources Co. (b)             32,000      846,400
Pogo Producing Co.                            16,000      668,960
Pride International, Inc. (b)                 34,400      563,472
Smith International, Inc. (b)                 27,700    1,031,271
Tidewater, Inc.                               16,900      463,229
Valero Energy Corp.                           30,900    1,319,430
Varco International, Inc. (b)                 24,652      433,629
Weatherford International Ltd. (b)            35,400    1,230,150
XTO Energy, Inc.                              47,699    1,129,035
                                                      -----------
                                                       14,101,659
                                                      -----------

-----------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.6%)
Bowater, Inc.                                 15,300      624,699
Glatfelter (P.H.) & Co.                       11,600      147,900
Longview Fibre Co.                            12,300      132,225
Potlatch Corp.                                 7,000      218,820
Rayonier, Inc.                                11,700      491,985
Wausau-Mosinee Paper Corp.                    12,500      154,500
                                                      -----------
                                                        1,770,129
                                                      -----------

-----------------------------------------------------------------
PHOTOGRAPHY/IMAGING (0.1%)
Imation Corp.                                 10,000      340,500
                                                      -----------

2003  ANNUAL  REPORT  33
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                                  SHARES OR
                                               PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------

PUBLISHING & PRINTING (1.7%)
Banta Corp.                                               7,400  $   283,124
Belo Corp.                                               29,100      793,266
Lee Enterprises, Inc.                                    11,600      489,056
Media General, Inc.                                       5,900      389,695
Readers Digest Association                               24,500      360,885
Scholastic Corp. (b)                                     11,000      340,230
Valassis Communications, Inc. (b)                        14,400      372,960
Washington Post Co.                                       2,503    1,845,737
                                                                ------------
                                                                   4,874,953
                                                                ------------

----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.5%)
AMB Property Corp.                                       20,700      620,793
Highwood Properties, Inc.                                15,600      386,880
Hospitality Properties Trust                             17,400      638,058
Liberty Property Trust                                   20,200      734,876
Mack-Cali Realty Corp.                                   16,000      603,040
New Plan Excel Realty Trust                              26,800      608,360
United Dominion Realty Trust, Inc.                       33,200      579,340
                                                                ------------
                                                                   4,171,347
                                                                ------------

----------------------------------------------------------------------------
RENTAL - AUTO & EQUIPMENT (0.2%)
Rent-A-Center, Inc. (b)                                  22,800      712,728
                                                                ------------

----------------------------------------------------------------------------
RESTAURANTS (1.4%)
Applebee's International, Inc.                           15,500      581,405
Bob Evans Farms, Inc.                                     8,500      251,260
Brinker International, Inc. (b)                          26,550      845,087
CBRL Group, Inc.                                         13,700      530,875
Cheesecake Factory, Inc. (The) (b)                       14,300      571,142
Outback Steakhouse, Inc.                                 19,500      819,000
Ruby Tuesday, Inc.                                       17,100      467,685
                                                                ------------
                                                                   4,066,454
                                                                ------------

----------------------------------------------------------------------------
RETAIL (5.3%)
99 Cents Only Stores (b)                                 18,333      545,773
Abercrombie & Fitch Co. (b)                              26,633      759,041
American Eagle Outfitters Ltd. (b)                       19,817      316,874
Barnes & Noble, Inc. (b)                                 17,900      533,420
BJ's Wholesale Club, Inc. (b)                            19,100      490,679
Borders Group, Inc. (b)                                  19,600      443,940
Chico's FAS, Inc. (b)                                    22,300      837,142
Claire's Stores, Inc.                                    13,500      522,450
Coach, Inc. (b)                                          47,604    1,688,514
Copart, Inc. (b)                                         22,700      283,069
Dollar Tree Stores, Inc. (b)                             30,850    1,177,853
Fastenal Co.                                             19,700      876,059
Longs Drug Stores Corp.                                  10,600      237,440
Michael's Stores, Inc.                                   17,400      825,978
Nieman Marcus Group, Inc. (b)                            12,100      575,355
Payless Shoesource, Inc. (b)                             16,915      223,785
Petsmart, Inc.                                           38,200      978,302

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
----------------------------------------------------------------------------
RETAIL (continued)
Pier 1 Imports, Inc.                                     24,700  $   570,570
Ross Stores, Inc.                                        21,000    1,050,210
Ruddick Corp.                                            11,000      175,560
Saks, Inc. (b)                                           36,400      505,960
Tech Data Corp. (b)                                      15,500      510,260
Williams Sonoma, Inc. (b)                                30,300    1,070,499
                                                                ------------
                                                                  15,198,733
                                                                ------------

----------------------------------------------------------------------------
SEMICONDUCTORS (0.7%)
Fairchild Semiconductor
 International, Inc. (b)                                 30,200      682,520
Integrated Circuit Systems, Inc. (b)                     18,400      617,688
Silicon Laboratories, Inc. (b)                           12,700      685,546
                                                                ------------
                                                                   1,985,754
                                                                ------------

----------------------------------------------------------------------------
SHIPPING/TRANSPORTATION (1.7%)
Alexander & Baldwin, Inc.                                11,800      365,918
C.H. Robinson Worldwide, Inc.                            23,000      901,140
CNF Transportation, Inc.                                 13,900      486,778
EGL, Inc. (b)                                            13,500      220,185
Expeditors International of Washington, Inc.             28,400    1,066,136
GATX Corp.                                               13,800      310,362
J.B. Hunt Transport Services, Inc. (b)                   21,600      548,208
Overseas Shipholding Group, Inc.                          8,300      226,258
Swift Transportation Co., Inc. (b)                       21,210      475,740
Werner Enterprises, Inc.                                 20,125      363,055
                                                                ------------
                                                                   4,963,780
                                                                ------------

----------------------------------------------------------------------------
TEXTILES (0.0%)
Unifi, Inc. (b)                                          13,000       64,870
                                                                ------------

----------------------------------------------------------------------------
UTILITIES (5.8%)
AGL Resources, Inc.                                      17,700      498,255
Allete, Inc.                                             22,071      666,765
Alliant Energy Corp.                                     29,800      716,988
Aquila, Inc. (b)                                         51,337      202,781
Black Hills Corp.                                         7,800      250,926
DPL, Inc.                                                35,070      638,975
Duquesne Light Holdings Inc.                             21,400      343,898
Energy East Corp.                                        37,700      846,365
Equitable Resources, Inc.                                17,200      708,640
Great Plains Energy, Inc.                                19,000      605,720
Hawaiian Electric Industries, Inc.                       10,400      476,008
Idacorp, Inc.                                            11,100      301,365
MDU Resources Group, Inc.                                28,650      648,350
National Fuel Gas Co.                                    20,900      467,115
Northeast Utilities                                      34,100      642,444
NSTAR                                                    13,600      635,120
Oklahoma Gas & Electric Co.                              23,400      533,754
ONEOK, Inc.                                              21,000      417,690
Pepco Holdings, Inc.                                     44,094      776,054
Philadelphia Suburban Corp.                              20,100      474,762

34     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT      VALUE
-----------------------------------------------------------------------

UTILITIES (continued)
PNM, Inc.                                          11,200  $    316,736
Puget Energy, Inc.                                 24,400       554,612
Questar Corp.                                      21,300       676,275
Scana Corp.                                        28,879       990,261
Sierra Pacific Resources (b)                       30,300       180,891
Vectren, Inc.                                      20,800       490,880
Westar Energy, Inc.                                17,850       356,643
Western Gas Resources, Inc.                         9,400       399,500
WGL Holdings, Inc.                                 12,100       334,565
Wisconsin Energy Corp.                             31,700     1,038,175
WPS Resources Corp.                                 9,100       403,403
                                                            -----------
                                                             16,593,916
                                                            -----------

-----------------------------------------------------------------------
WASTE DISPOSAL (0.5%)
Republic Services, Inc.                            41,700       969,525
Stericycle, Inc. (b)                               11,300       521,834
                                                            -----------
                                                              1,491,359
                                                            -----------

TOTAL COMMON STOCKS                                         245,276,304
                                                            -----------

REPURCHASE AGREEMENTS (14.0%)

CS First Boston, 0.94%, dated 10/31/03,
due 11/03/03, repurchase price $20,192,149
(Fully collateralized by AA Rated
Corporate Bonds)                              $20,190,567    20,190,567
Lehman Brothers, Inc., 0.94% dated 10/31/03,
due 11/03/03, repurchase price 3,739,270
(Fully collateralized by U.S. Agency
Securities)                                     3,738,977     3,738,977
Nomura Securities, 0.94%, dated 10/31/03,
due 11/03/03, repurchase price 16,153,719
(Fully collateralized by AA Rated
Corporate Bonds)                               16,152,454    16,152,454
                                                            -----------

TOTAL REPURCHASE AGREEMENTS                                  40,081,998
                                                            -----------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (16.3%)

                                         SHARES OR
                                         PRINCIPAL
                                           AMOUNT         VALUE
------------------------------------------------------------------

REPURCHASE AGREEMENT (16.3%)
Nomura Securities, 1.07%, dated
10/31/03, due 11/03/03, repurchase price
46,842,081 (Fully collateralized
by U.S. Agency Securities)              $46,837,905  $ 46,837,905
                                                     -------------

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN             46,837,905
                                                     -------------

TOTAL INVESTMENTS (COST $294,926,738) - 115.8%        332,196,207

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.8)%       (45,227,616)
                                                     -------------

NET ASSETS - 100.0%                                  $286,968,591
                                                     =============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

At  October,  31  2003  the  Fund's open long futures contracts were as follows:

                                          MARKET
                                           VALUE       UNREALIZED
NUMBER OF  LONG                         COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS*       EXPIRATION   CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------------
      156  S&P Mid Cap 400    12/18/03  $42,779,100  $     1,407,339

*    Cash  pledged  as  collateral.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

2003  ANNUAL  REPORT  35
--------------------------------------------------------------------------------

NATIONWIDE  SMALL  CAP  INDEX  FUND

Class  A  Shares  symbol:  NSXAX
Class  B  Shares  symbol:  NSCBX
Class  C  Shares  symbol:  NSCCX
Institutional  Class  symbol:  NSXIX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended Oct. 31, 2003, the Fund returned 41.89%* versus 43.35% for its benchmark, the Russell 2000 Index.

For broader comparison, the average return for this Fund's peer category (Small-Cap Core Funds) was 38.95%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Markets were volatile during the period as corporate scandals, terrorism, war anxieties and economic uncertainty depressed investor sentiment. Once geopolitical risks abated after the resolution of major military conflict in Iraq, investor sentiment improved and markets began to rise in March. The rally was notable for the participation of all sectors and countries. The upturn remained steady and, although a slight pullback occurred in September, the markets finished the period with strong performance in October.

Turning to sector performance, all Russell 2000 Index sectors posted positive returns for the period. Technology was the leader, up 78%. Producer durables and health care also were top performers, returning 58% and 50%, respectively. The three worst-performing sectors were consumer staples, other energy, and other, with respective returns of 16%, 24% and 26%.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's top security holdings at the end of the period were AMR Corp., RF Micro Devices Inc., and Andrew Corp. Fund weightings each security are determined by the security's respective benchmark weighting. All Fund transactions during the period were driven either changes to the composition of the benchmark Index or by Fund subscriptions/redemptions.

HOW  IS  THE  FUND  POSITIONED?

The stock market has rebounded significantly since October 2002 because of improved corporate earnings, low interest rates and strong nomic growth. This trend is expected to continue during the remainder of 2003 and beyond. Iraq remains on the radar screen, because reports of conflicts and casualties continue to make frequent headlines. Despite this news, however, investors appear to be leaving the sidelines and re-entering the equity markets.

Recent economic data, such as gross domestic product growth, points to an acceleration in global activity. In the midst of these strong results, the bears believe that economic growth peaked during the third quarter and that news will become less positive. And so the tug of war continues between those who expect the market to keep barreling ahead and those who foresee a backlash. The Fund is positioned to continue to meet its objective of replicating the risks and returns of its benchmark.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser
* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $167,100,433
OCTOBER  31,  2003

36     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  October  31,  2003)

                                1 YR.   5 YR.   INCEPTION1
-----------------------------------------------------------
Class A               w/o SC2   41.89%   7.42%        7.46%
                      w/SC3     33.79%   6.16%        6.49%
-----------------------------------------------------------
Class B4              w/o SC2   40.98%   7.17%        7.27%
                      w/SC5     35.98%   6.89%        7.27%
-----------------------------------------------------------
Class C6              w/o SC2   40.84%   7.15%        7.25%
                      w/SC7     38.51%   6.94%        7.09%
-----------------------------------------------------------
Institutional Class6            42.49%   7.82%        7.76%
-----------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data. 1 These returns until the creation of Class A and Institutional Class shares
     (12/29/99) include the performance of the Master Small Cap Series (the "Series"), which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund's shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 These returns until the creation of Class B shares (11/29/01) include performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.
5 A 5.00% maximum contingent deferred sales charge (CDSC) would be deducted. The CDSC declines to 0% after 6 years.
6 These returns until the creation of Class C shares (10/22/03) include the performance of the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund's Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund's other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.
7 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
8    Not  subject  to  any  sales  charges.

GROWTH  OF  A  $10,000  INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Date        Class A  Russell 2000   CPI
-----------------------------------------
4/9/1997      9,425        10,000  10,000
10/31/1997   11,923        12,764  10,100
10/31/1998   10,566        11,253  10,250
10/31/1999   12,150        12,926  10,513
10/31/2000   13,948        15,176  10,875
10/31/2001   12,142        13,248  11,106
10/31/2002   10,649        11,716  11,331
10/31/2003   15,110        16,796  11,616

Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the return for these indices do not reflect any fees, expenses, or sales charges.
(a) The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2003  ANNUAL  REPORT  37
--------------------------------------------------------------------------------

STATEMENT  OF  INVESTMENTS
October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND

COMMON  STOCKS  (91.9%)
                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT           VALUE
-------------------------------------------------------------------

ADVERTISING SERVICES (0.1%)
Cross Media Marketing Corp. (b)                200       $        0
Grey Global Group, Inc.                        125           83,750
R.H. Donnelley Corp. (b)                     2,750          117,948
                                                        -----------
                                                            201,698
                                                        -----------

-------------------------------------------------------------------
AEROSPACE/DEFENSE (0.7%)
AAR CORP. (b)                                3,723           40,581
Curtiss-Wright Corp.                         1,514          112,036
DRS Technologies, Inc. (b)                   3,632           87,386
Ducommun, Inc. (b)                             700           13,090
Esterline Technologies Corp. (b)             2,400           53,160
Gencorp, Inc.                                3,689           34,935
HEICO Corp.                                  3,000           45,900
Herley Industries, Inc. (b)                  2,500           47,250
Hexcel Corp. (b)                             2,600           17,706
Kaman Corp., Class A                         3,658           44,628
Moog, Inc., Class A (b)                      2,900          122,959
Sequa Corp., Class A (b)                       441           21,036
Teledyne Technologies, Inc. (b)              3,840           63,322
Titan Corp. (The) (b)                       12,400          261,887
United Industrial Corp.                      2,700           46,170
                                                        -----------
                                                          1,012,046
                                                        -----------

-------------------------------------------------------------------
AGRICULTURAL PRODUCTS (0.1%)
Alico, Inc.                                    400           12,720
Delta and Pine Land Co.                      5,706          130,439
Maui Land & Pineapple Co., Inc. (b)            437           12,018
                                                        -----------
                                                            155,177
                                                        -----------

-------------------------------------------------------------------
AIRLINES (1.0%)
AirTran Holdings, Inc. (b)                  10,100          163,721
Alaska Air Group, Inc. (b)                   3,313           95,381
America West Holdings Corp.,
Class B (b)                                  4,600           66,332
AMR Corp. (b)                               25,500          338,640
Atlantic Coast Airlines Holdings,
Inc. (b)                                     7,463           82,615
Continental Airlines, Inc., Class B (b)     11,100          212,010
ExpressJet Holdings, Inc. (b)                3,600           55,080
Frontier Airlines, Inc. (b)                  5,195           83,484
MAIR Holdings, Inc. (b)                        432            3,024
Mesa Air Group, Inc. (b)                     4,339           46,731
Northwest Airlines Corp., Class A (b)       10,500          143,745
SkyWest, Inc.                                8,600          159,014
                                                        -----------
                                                          1,449,777
                                                        -----------

-------------------------------------------------------------------
ANALYTICAL INSTRUMENTS (0.4%)
ArthroCare Corp. (b)                         3,445           76,996
Datascope Corp.                              1,493           49,702
Diagnostic Products Corp.                    2,700          110,214
Haemonetics Corp. (b)                        2,525           58,227
Inverness Medical Innovations, Inc. (b)      1,300           34,840
Molecular Devices Corp. (b)                  1,839           32,661

                                          SHARES OR
                                           PRINCIPAL
                                            AMOUNT          VALUE
-------------------------------------------------------------------
ANALYTICAL INSTRUMENTS (continued)
Thoratec Corp. (b)                           8,400  $    $  129,275
Ventana Medical Systems, Inc. (b)            2,200           92,048
West Pharmaceutical Services, Inc.           1,284           42,436
                                                        -----------
                                                            626,399
                                                        -----------

-------------------------------------------------------------------
APPAREL/ACCESSORIES (1.7%)
Aeropostale, Inc. (b)                        3,000           92,550
Angelica Corp.                               1,100           22,660
Bebe Stores, Inc. (b)                          900           25,110
Brown Shoe Co., Inc.                         2,281           78,923
Buckle, Inc. (The)                             400            8,964
Burlington Coat Factory
Warehouse Corp.                              2,125           45,581
Charming Shoppes, Inc. (b)                  16,948          111,009
Cherokee, Inc. (b)                             500           10,000
Deb Shops, Inc.                                100            1,941
DHB Industries, Inc. (b)                     2,400           14,280
Finish Line, Inc., Class A (b)               3,167           96,974
Footstar, Inc. (b)                           4,431           27,694
G & K Services, Inc., Class A                2,539           83,787
Goody's Family Clothing, Inc.                2,800           29,512
Guess?, Inc. (b)                               900           10,620
HOT Topic, Inc. (b)                          7,575          217,478
K-Swiss, Inc., Class A                       2,252           98,953
Kellwood Co.                                 4,707          175,901
Kenneth Cole Productions, Inc.,
Class A                                      1,100           32,560
Maxwell Shoe Co., Class A (b)                2,600           41,600
Mothers Work, Inc. (b)                         800           22,480
Oxford Industries, Inc.                      1,179           80,762
Pacific Sunwear of California, Inc. (b)     10,825          249,948
Payless ShoeSource, Inc. (b)                10,000          132,300
Perry Ellis International, Inc. (b)            800           21,840
Phillips-Van Heusen Corp.                    2,867           49,140
Russell Corp.                                4,986           91,144
Shoe Carnival, Inc. (b)                      1,900           32,585
Skechers U.S.A., Inc. (b)                    3,500           26,355
Stage Stores, Inc. (b)                       2,800           80,556
Steven Madden Ltd. (b)                       1,319           28,266
Stride Rite Corp. (The)                      4,335           52,237
UniFirst Corp.                               1,000           26,350
Warnaco Group, Inc. (The) (b)                6,200          108,190
Wet Seal, Inc. (The) (b)                     3,850           42,312
Wilsons The Leather Experts, Inc. (b)        1,932           17,890
Wolverine World Wide, Inc.                   6,185          124,937
                                                        -----------
                                                          2,413,389
                                                        -----------

-------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (0.0%)
Applica, Inc.                                2,226           16,428
National Presto Industries, Inc.               581           20,161
                                                        -----------
                                                             36,589
                                                        -----------

38     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------

AUTO PARTS & EQUIPMENT (1.0%)
A.S.V., Inc. (b)                                   1,200  $   27,480
Aftermarket Technology Corp. (b)                   2,500      29,625
Collins & Aikman Corp. (b)                         7,940      25,408
Dollar Thrifty Automotive Group,
Inc. (b)                                           3,638      95,279
Dura Automotive Systems, Inc. (b)                  2,400      23,184
Electro Rent Corp. (b)                             1,400      20,510
Hayes Lemmerz International,
Inc. (b)                                             110           0
Lithia Motors, Inc., Class A                       1,900      44,878
McGrath Rentcorp                                   1,423      40,556
Midas, Inc. (b)                                    2,084      27,967
Modine Manufacturing Co.                           3,700      94,683
Monro Muffler Brake, Inc. (b)                      1,300      42,705
Oshkosh Truck Corp.                                4,600     210,819
Pep Boys - Manny, Moe &
Jack (The)                                         7,116     136,841
Raytech Corp. (b)                                  2,300       8,211
Sports Resorts International, Inc. (b)             1,400       8,162
Standard Motor Products, Inc.                      1,600      17,840
Strattec Security Corp. (b)                          400      21,200
Superior Industries
 International, Inc.                               3,130     133,025
TBC Corp. (b)                                      2,900      78,851
Tenneco Automotive, Inc. (b)                       5,700      33,972
Tower Automotive, Inc. (b)                         8,534      33,965
United Auto Group, Inc. (b)                        1,900      49,343
Visteon Corp.                                     18,418     118,980
Wabash National Corp. (b)                          4,021      92,764
                                                          ----------
                                                           1,416,248
                                                          ----------

--------------------------------------------------------------------
BANK HOLDINGS COMPANIES (10.4%)
1st Source Corp.                                   1,500      30,000
ABC Bancorp                                        1,000      16,820
Alabama National Bancorp                           1,260      66,339
Allegiant Bancorp, Inc.                            2,900      63,800
AMCORE Financial, Inc.                             4,494     121,338
American National Bankshares, Inc.                   500      12,500
AmericanWest Bancorp (b)                           1,800      35,928
Arrow Financial Corp.                              2,043      56,121
BancFirst Corp.                                      400      21,588
BancTrust Financial Group, Inc.                    1,600      24,688
Bank Mutual Corp.                                  6,603      78,119
Bank of Granite Corp.                              1,287      27,799
Bank of the Ozarks, Inc.                             600      25,566
BankAtlantic Bancorp, Inc., Class A                7,859     131,953
BankUnited Financial Corp. (b)                     5,227     115,569
Banner Corp.                                       1,987      47,191
Bay View Capital Corp. (b)                         7,401      44,998
Berkshire Hills Bancorp, Inc.                        900      32,373
Boston Private Financial
 Holdings, Inc.                                    3,807      96,964
Brookline Bancorp, Inc.                           10,212     151,342
Bryn Mawr Bank Corp.                               2,000      47,560
BSB Bancorp, Inc.                                  1,295      40,003
Camco Financial Corp.                              1,600      27,712
Camden National Corp.                                600      18,120

                                              SHARES OR
                                           PRINCIPAL AMOUNT  VALUE
--------------------------------------------------------------------
BANK HOLDINGS COMPANIES (continued)
Capital City Bank Group, Inc.                        925  $   35,751
Capital Corp of the West (b)                       1,200      46,008
Capitol Bancorp Ltd.                               1,100      29,150
Cascade Bancorp                                    3,000      56,700
Cathay Bancorp, Inc.                               2,976     144,000
Cavalry Bancorp, Inc.                                100       1,775
CB Bancshares, Inc.                                  750      47,250
CCBT Financial Cos., Inc.                            700      18,613
Center Bancorp, Inc.                               1,500      27,750
Center Financial Corp.                               260       5,738
Central Coast Bancorp (b)                            893      15,610
Century Bancorp, Inc.                                700      24,346
CFS Bancorp, Inc.                                  2,000      28,560
Charter Financial, Inc.                              200       6,600
Chemical Financial Corp.                           4,081     141,815
Chittenden Corp.                                   6,020     193,723
Citizens Banking Corp.                             7,400     216,375
Citizens First Bancorp                               700      16,499
Citizens South Banking Corp.                       1,900      28,747
City Bank                                            807      26,518
City Holding Co.                                   3,107     105,079
CNB Financial Corp.                                  700      28,959
Coastal Bancorp, Inc.                                868      29,052
Coastal Financial Corp.                            2,789      45,293
CoBiz, Inc.                                          816      13,676
Columbia Bancorp                                   1,800      28,800
Columbia Bancorp                                     600      16,692
Columbia Banking System, Inc.                      2,845      55,108
Commercial Bankshares, Inc.                          100       3,156
Commercial Federal Corp.                           7,480     192,534
Community Bank of
 Northern Virginia                                 1,000      16,500
Community Bank System, Inc.                        2,100     102,375
Community Banks, Inc.                                712      24,813
Community First Bankshares, Inc.                   6,391     173,516
Community Trust Bancorp, Inc.                      1,360      43,860
Connecticut Bancshares, Inc.                       2,000     103,400
Corus Bankshares, Inc.                               900      52,920
CVB Financial Corp.                                4,531      90,393
Dime Community Bancshares                          3,811     106,251
East West Bancorp, Inc.                            3,882     190,566
Eastern Virginia Bankshares, Inc.                    200       6,376
EverTrust Financial Group, Inc.                    1,000      28,850
Exchange National Bancshares, Inc.                   700      25,235
Farmers Capital Bank Corp.                           620      21,700
FFLC Bancorp, Inc.                                   200       5,990
Fidelity Bankshares, Inc.                          1,652      44,753
Financial Institutions, Inc.                         600      15,006
First Bancorp                                        676      20,206
First Busey Corp.                                    900      24,282
First Charter Corp.                                4,100      84,050
First Citizens Bancorp                               800      22,896
First Citizens BancShares,
Inc., Class A                                        800      91,200

2003  ANNUAL  REPORT  39
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                          SHARES OR
                                       PRINCIPAL AMOUNT   VALUE
-----------------------------------------------------------------

BANK HOLDINGS COMPANIES
(continued)
First Commonwealth Financial Corp.                8,436  $116,417
First Community Bancorp                           2,400    84,000
First Community Bankshares                        1,020    36,261
First Defiance Financial Corp.                      600    16,944
First Essex Bancorp, Inc.                         1,404    76,378
First Federal Capital Corp.                       2,000    43,980
First Federal Financial Corporation
of Kentucky                                         100     3,043
First Financial Bancorp                           4,331    71,895
First Financial Bankshares, Inc.                  1,867    78,507
First Financial Corp.                             1,604    47,334
First Indiana Corp.                               1,000    18,250
First M&F Corp.                                     800    29,512
First Merchants Corp.                             2,125    56,780
First National Corp.                                850    24,480
First Niagara Financial Group, Inc.              12,354   176,539
First Oak Brook Bank                                600    17,286
First of Long Island Corp. (The)                    400    16,660
First Place Financial Corp.                         900    17,325
First Republic Bancorp, Inc.                      1,700    60,860
First Sentinel Bancorp, Inc.                      2,826    52,705
First South Bancorp, Inc.                           300    10,317
First State Bancorp                               1,500    47,115
First United Corp.                                  500    11,575
Firstbank Corp.                                   1,300    41,405
FIRSTFED AMERICA
BANCORP, INC.                                     3,100    79,391
FirstFed Financial Corp. (b)                      3,200   144,000
Flag Financial Corp.                                200     2,590
Flagstar Bancorp, Inc.                            4,300    95,890
FloridaFirst Bancorp, Inc.                        1,100    29,205
Flushing Financial Corp.                          1,700    41,225
FMS Financial Corp.                                 100     1,707
FNB Corp.                                           600    16,650
FNB Corp.                                           900    21,240
Foothill Independent Bancorp                        100     2,234
Franklin Financial Corp.                            400    12,332
Frontier Financial Corp.                          1,800    56,430
GA Financial, Inc.                                  800    22,656
GB&T Bancshares, Inc.                               200     4,506
German American Bancorp                             790    14,616
Glacier Bancorp                                   2,130    65,519
Great Southern Bancorp, Inc.                        461    18,601
Greater Bay Bancorp                               8,900   239,943
Greater Community Bancorp                           102     1,725
Greene County Bancshares, Inc.                      400     9,328
Hancock Holding Co.                               2,490   142,503
Hanmi Financial Corp.                               600    12,720
Harbor Florida Bancshares, Inc.                   2,800    75,376
Harleysville National Corp.                       3,306    99,841
Hawthorne Financial Corp. (b)                     1,350    35,249
Heartland Financial USA, Inc.                       900    25,425
Heritage Commerce Corp. (b)                       2,300    27,140
Heritage Financial Corp.                            200     4,394

                                            SHARES OR
                                        PRINCIPAL AMOUNT  VALUE
-----------------------------------------------------------------
BANK HOLDINGS COMPANIES
(continued)
Horizon Financial Corp.                           2,000  $ 34,780
Hudson River Bancorp, Inc.                        1,800    60,120
Humboldt Bancorp                                  2,920    47,596
Iberiabank Corp.                                    900    46,413
IBT Bancorp, Inc.                                   100     5,102
Independent Bank Corp.                            2,110    61,654
Independent Bank Corp.                            2,690    77,807
Integra Bank Corp.                                1,800    37,602
Interchange Financial Services
Corp.                                               900    22,167
ITLA Capital Corp. (b)                              700    32,585
Klamath First Bancorp, Inc.                       1,340    32,428
Lakeland Bancorp, Inc.                              832    12,871
Lakeland Financial Corp.                            600    21,690
LNB Bancorp, Inc.                                 1,100    22,935
Local Financial Corp. (b)                         3,100    60,171
LSB Bancshares, Inc.                                900    16,740
Macatawa Bank Corp.                                 825    21,623
MAF Bancorp, Inc.                                 3,830   160,554
Main Street Banks, Inc.                           1,600    41,728
MASSBANK Corp.                                      900    36,495
MB Financial, Inc.                                1,400    66,206
MBT Financial Corp.                               1,400    24,500
Mercantile Bank Corp.                             1,420    47,698
Merchants Bancshares                                800    22,752
Mid-State Bancshares, Inc.                        3,200    77,856
Midwest Banc Holding, Inc.                        1,720    40,506
MutualFirst Financial, Inc.                         900    25,245
Nara Bancorp, Inc.                                1,700    38,420
NASB Financial, Inc.                                400    15,780
National Bankshares, Inc.                           700    31,815
National Penn Bancshares, Inc.                    2,992    89,162
NBC Capital Corp.                                   704    17,776
NBT Bancorp, Inc.                                 4,500    94,500
New Century Financial Corp.                       4,950   183,546
Northern States Financial Corp.                     100     2,932
Northwest Bancorp, Inc.                           2,400    49,992
Oak Hill Financial, Inc.                            800    23,752
OceanFirst Financial Corp.                        1,134    29,643
Ocwen Financial Corp. (b)                         4,600    22,356
Old Second Bancorp, Inc.                            912    41,961
Omega Financial Corp.                               849    30,717
Oriental Financial Group, Inc.                    1,241    31,794
PAB Bankshares, Inc.                                200     2,818
Pacific Capital Bancorp                           5,933   202,077
Pacific Northwest Bancorp                         3,100   120,404
Pacific Union Bank                                  900    17,775
Parkvale Financial Corp.                            500    13,125
Partners Trust Financial Group, Inc.                400    10,040
Patriot Bank Corp.                                1,400    29,358
Peapack-Gladstone Financial Corp.                   770    24,679
PennFed Financial Services, Inc.                    800    25,056
PennRock Financial Services Corp.                   704    20,360

40     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT          VALUE
---------------------------------------------------------------------

BANK HOLDINGS COMPANIES (continued)
Penns Woods Bancorp, Inc.                            860  $    35,398
Peoples Bancorp, Inc.                              1,155       32,386
Peoples Holding Co.                                  745       36,252
PFF Bancorp, Inc.                                  1,540       57,442
PrivateBancorp, Inc.                               1,250       50,625
Prosperity Bancshares, Inc.                        1,500       34,650
Provident Bancorp, Inc.                              400       17,200
Provident Bankshares Corp.                         4,193      130,109
Provident Financial Holdings, Inc.                   900       28,584
Provident Financial Services, Inc.                 7,200      141,120
Quaker City Bancorp                                  993       42,411
R&G Finanical Corp., Class B                       2,519       82,875
Republic Bancorp, Inc.                             9,270      134,600
Republic Bancorp, Inc., Class A                      991       19,800
Republic Bancshares, Inc.                          1,966       57,230
Resource Bancshares Corp.                          1,050       31,217
Riggs National Corp.                               3,363       55,523
Royal Bancshares of Pennsylvania,
Inc., Class A                                        589       14,431
S&T Bancorp, Inc.                                  4,830      146,059
S.Y. Bancorp, Inc.                                 1,200       23,988
Sandy Spring Bancorp, Inc.                         1,956       70,553
Santander Bancorp                                    220        5,487
Seacoast Banking Corp. of Florida                  2,285       40,445
Seacoast Financial Services Corp.                  4,863      124,541
Second Bancorp, Inc.                               1,183       32,769
Security Bank Corp.                                  300        9,186
Shore Bancshares, Inc.                             1,000       37,930
Silicon Valley Bancshares (b)                      5,100      179,010
Simmons First National Corp., Class A              1,400       35,910
Sound Federal Bancorp, Inc.                        2,500       40,275
South Financial Group, Inc. (The)                  8,028      209,771
Southern Financial Bancorp, Inc.                   1,400       52,164
Southside Bancshares, Inc.                         1,785       30,791
Southwest Bancorp, Inc.                            2,200       34,782
Southwest of Texas Bancorp, Inc.                   4,926      176,893
St. Francis Capital Corp.                          1,600       52,912
State Bancorp, Inc.                                  740       15,281
State Financial Services Corp.                     1,100       28,963
Staten Island Bancorp, Inc.                        9,248      184,313
Sterling Bancorp                                   2,725       79,597
Sterling Bancshares, Inc.                          7,493       86,170
Sterling Financial Corp.                           1,950       55,302
Sterling Financial Corp. (b)                       2,880       90,173
Suffolk Bancorp                                    1,300       45,513
Summit Bancshares, Inc.                            1,200       33,972
Sun Bancorp, Inc.                                    600       11,904
Sun Bancorp, Inc. (b)                              1,635       38,259
Susquehanna Bancshares, Inc.                       6,919      173,321
Taylor Capital Group, Inc.                         1,000       25,420
Texas Regional Bancshares, Inc.                    4,137      149,966
Tierone Corp. (b)                                  4,300      101,867
Tompkins Trustco, Inc.                               990       48,065

                                              SHARES OR
                                           PRINCIPAL AMOUNT  VALUE
---------------------------------------------------------------------
BANK HOLDINGS COMPANIES (continued)
TriCo Bancshares                                   1,200  $    38,400
Troy Financial Corp.                               1,527       53,827
Trust Co. of New Jersey (The)                      2,500       78,550
TrustCo Bank Corp. NY                             13,065      170,498
U.S.B Holding Co., Inc.                              921       17,223
UCBH Holdings, Inc.                                7,186      256,611
UMB Financial Corp.                                2,935      146,809
Umpqua Holdings Corp.                              5,440      111,248
Union Bankshares Corp.                               800       25,552
United Community Banks, Inc.                       2,200       69,828
United Community Financial Corp.                   3,535       39,168
United National Bancorp                            3,412      119,966
United Security Bancshares, Inc.                   1,200       34,152
Unizan Financial Corp.                             2,455       50,131
Virginia Commerce Bancorp, Inc. (b)                  100        2,631
Virginia Financial Group, Inc.                       800       25,200
W Holding Co., Inc.                                6,500      151,385
Warwick Community Bancorp                            640       18,816
Washington Trust Bancorp                           1,640       46,642
Wayne Bancorp, Inc.                                  900       24,021
Waypoint Financial Corp.                           4,991      103,913
WesBanco, Inc.                                     2,100       56,007
West Bancorp                                       2,700       47,952
West Coast Bancorp                                 3,300       68,805
Westcorp                                           1,800       68,076
Western Sierra Bancorp (b)                           630       23,543
Westfield Financial, Inc.                            100        2,470
WFS Financial, Inc. (b)                            1,637       71,390
Willow Grove Bancorp, Inc.                         2,300       38,525
Wintrust Financial Corp.                           3,350      145,189
Yadkin Valley Bank and Trust Co.                   1,600       28,000
Yardville National Bancorp                         1,700       39,814
                                                          -----------
                                                           14,692,819
                                                          -----------

---------------------------------------------------------------------
BEVERAGES/ALCOHOLIC (0.1%)
Boston Beer Co., Inc., Class A (b)                 1,600       27,360
Robert Mondavi Corp. (The) (b)                     1,989       69,714
                                                          -----------
                                                               97,074
                                                          -----------

---------------------------------------------------------------------
BIOTECHNOLOGY (1.3%)
Abgenix, Inc. (b)                                 13,600      166,600
Aclara Biosciences, Inc. (b)                       1,600        5,600
Aksys Ltd. (b)                                     4,500       36,090
Aphton Corp. (b)                                   4,934       33,946
Arena Pharmaceuticals, Inc. (b)                    2,200       15,752
Cambrex Corp.                                      3,085       72,929
Cholestech Corp. (b)                               1,100        8,052
Ciphergen Biosystems, Inc. (b)                     3,700       40,367
Covance, Inc. (b)                                  9,337      243,043
CryoLife, Inc. (b)                                 2,346       14,334
CuraGen Corp. (b)                                  4,200       25,536
Digene Corp. (b)                                   1,961       69,027

2003  ANNUAL  REPORT  41
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT      VALUE
------------------------------------------------------------

BIOTECHNOLOGY (continued)
Diversa Corp. (b)                          3,133  $   26,411
Enzo Biochem, Inc. (b)                     3,268      60,458
Esperion Therapeutics, Inc. (b)            4,483     107,009
Exact Sciences Corp. (b)                   2,300      24,426
Exelixis, Inc. (b)                         6,991      51,943
Gen-Probe, Inc. (b)                        7,300     195,421
Genencor International, Inc. (b)             600       9,180
Genta, Inc. (b)                            8,300      88,810
GTC Biotherapeutics, Inc. (b)              1,100       3,619
Integra LifeSciences Holdings (b)          3,300     111,342
Kosan Biosciences, Inc. (b)                1,500      13,755
Lexicon Genetics, Inc. (b)                 5,700      31,920
Luminex Corp. (b)                          4,700      41,454
Maxygen, Inc. (b)                          2,609      24,786
Medarex, Inc. (b)                         10,800      77,220
Myriad Genetics, Inc. (b)                  3,100      39,246
Nabi Biopharmaceuticals (b)                7,664      84,534
Neose Technologies, Inc. (b)               2,156      17,658
SciClone Pharmaceuticals, Inc. (b)         6,400      51,072
Sirna Therapeutics, Inc. (b)                 322       2,521
SonoSite, Inc. (b)                         2,400      47,400
Third Wave Technologies (b)                1,800       6,282
Zymogenetics, Inc. (b)                     1,200      14,772
                                                 -----------
                                                   1,862,515
                                                 -----------

------------------------------------------------------------
BROADCAST MEDIA/CABLE TELEVISION (0.9%)
4Kids Entertainment, Inc. (b)              1,434      35,061
Acme Communications, Inc. (b)              2,800      23,324
Charter Communications, Inc.,
Class A (b)                               37,900     161,833
Crown Media Holdings, Inc. (b)             1,458      13,005
Cumulus Media, Inc. (b)                    7,500     140,475
Emmis Communications Corp. (b)             7,600     168,567
Fisher Companies, Inc. (b)                   500      23,900
Insight Communications Co., Inc. (b)       7,200      69,768
Liberty Corp.                              2,311     102,955
Lin TV Corp., Class A (b)                  3,300      74,415
Macrovision Corp. (b)                      7,100     155,987
Martha Stewart Living Omnimedia,
Inc. (b)                                   2,027      20,898
Mediacom Communications Corp. (b)          8,300      58,100
Paxson Communications Corp. (b)            3,500      18,095
Pegasus Communications Corp. (b)             800      14,608
Salem Communications Corp.,
 Class A (b)                                 986      22,925
Sinclair Broadcast Group, Inc.,
Class A (b)                                7,068      82,272
TiVo, Inc. (b)                             6,200      49,724
ValueVision International, Inc.,
Class A (b)                                2,418      39,293
Young Broadcasting, Inc., Class A (b)      1,484      29,814
                                                 -----------
                                                   1,305,019
                                                 -----------

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT     VALUE
------------------------------------------------------------

BUSINESS SERVICES (2.5%)
Aaron Rents, Inc.                          3,961  $   86,746
ABM Industries, Inc.                       7,278     113,246
Administaff, Inc. (b)                      2,297      26,599
Advisory Board Co. (The) (b)               1,500      54,585
ADVO, Inc.                                 2,820     126,421
American Management Systems,
 Inc. (b)                                  6,005      88,874
AMN Healthcare Services, Inc. (b)          1,666      25,190
CACI International, Inc., Class A (b)      4,300     212,978
Catalina Marketing Corp. (b)               5,600      98,840
CDI Corp.                                  2,221      72,738
Century Business Services, Inc. (b)        9,143      37,943
Charles River Associates, Inc. (b)         1,300      39,936
Ciber, Inc. (b)                            7,421      68,422
Circor International, Inc.                 1,000      20,600
Consolidated Graphics, Inc. (b)            2,000      55,300
CoStar Group, Inc. (b)                     1,800      67,770
E-LOAN, Inc. (b)                           7,900      26,702
Exult, Inc. (b)                            6,600      52,338
First Consulting Group, Inc. (b)           3,500      19,037
FreeMarkets, Inc. (b)                      5,931      37,128
Gartner Group, Inc. (b)                   13,337     170,046
Gevity HR, Inc.                            2,300      34,776
GSI Commerce, Inc. (b)                     1,800      17,568
Heidrick & Struggles International,
Inc. (b)                                   2,700      53,325
Hudson Highland Group, Inc. (b)            1,340      29,520
Hypercom Corp. (b)                         2,900      14,268
Insurance Auto Auctions, Inc. (b)          2,400      31,418
iPayment Holdings, Inc. (b)                1,100      26,730
Kelly Services, Inc., Class A              2,596      63,602
Korn/Ferry International (b)               4,871      42,573
MAXIMUS, Inc. (b)                          2,500      87,275
Medical Staffing Network Holdings,
Inc. (b)                                   2,000      15,560
MemberWorks, Inc. (b)                      1,278      36,909
Metris Companies, Inc.                     5,700      26,961
MicroStrategy, Inc. (b)                    1,900     104,500
Mobius Management Systems,
Inc. (b)                                     300       3,864
Modis Professional Services, Inc. (b)     14,098     134,636
National Processing, Inc. (b)                400       8,836
Navigant Consulting Co. (b)                6,100     100,223
NCO Group, Inc. (b)                        2,079      49,480
NetRatings, Inc. (b)                       2,200      23,012
New England Business Services, Inc.        1,467      42,690
Paxar Corp. (b)                            4,717      56,510
PDI, Inc. (b)                              1,100      23,925
Portfolio Recovery Associates,
Inc. (b)                                   2,500      64,625
Pre-Paid Legal Services, Inc. (b)          1,816      49,323
Resources Connection, Inc. (b)             2,944      72,805
Right Management Consultants,
Inc. (b)                                   3,433      61,966
Roto-Rooter, Inc.                          1,178      41,583
RSA Security, Inc. (b)                     7,100      92,087
SM&A (b)                                   2,400      30,072
Source Interlink Companies, Inc. (b)       2,200      18,898

42     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                         SHARES OR
                                      PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------

BUSINESS SERVICES (continued)
SOURCECORP, Inc. (b)                             1,900  $   44,517
Spherion Corp. (b)                               7,423      64,580
SRA International, Inc., Class A (b)               900      39,204
Stamps.com, Inc. (b)                             4,275      25,479
StarTek, Inc.                                    1,300      43,173
StorageNetworks, Inc. (b)                          800       1,348
TeleTech Holdings, Inc. (b)                      6,211      40,868
US Oncology, Inc. (b)                           12,602     137,866
Watson Wyatt & Co. Holdings (b)                  4,675     112,434
                                                        ----------
                                                         3,470,428
                                                        ----------

------------------------------------------------------------------
CAPITAL GOODS (1.3%)
American Greetings Corp.,
Class A (b)                                      9,100     194,103
C&D Technologies, Inc.                           2,734      54,489
Kennametal, Inc.                                 4,923     181,560
Lawson Products, Inc.                              600      18,000
Libbey, Inc.                                     1,973      52,462
Lindsay Manufacturing Co.                        2,568      59,552
Manitowoc Co., Inc.                              4,135      89,730
Nu Skin Enterprises, Inc.                        6,200      98,394
Regal-Beloit Corp.                               3,115      63,390
Robbins & Myers, Inc.                            1,100      23,210
Sola International, Inc. (b)                     2,700      46,305
Technitrol, Inc. (b)                             5,626     122,647
Tecumseh Products Co.                            2,916     119,498
Texas Industries, Inc.                           3,418      92,867
Trinity Industries, Inc.                         6,130     156,009
Vicor Corp. (b)                                  2,200      22,308
Yankee Candle Co., Inc. (b)                      5,600     156,688
York International Corp.                         6,700     266,257
                                                        ----------
                                                         1,817,469
                                                        ----------

------------------------------------------------------------------
CHEMICALS (1.8%)
A. Schulman, Inc.                                5,496     104,369
Aceto Corp.                                      1,500      23,445
Albemarle Corp.                                  5,600     150,192
Arch Chemicals, Inc.                             2,200      48,796
Cabot Microelectronics Corp. (b)                 2,700     153,900
Crompton Corp.                                  16,975      90,986
Ferro Corp.                                      6,365     130,673
FMC Corp. (b)                                    5,100     142,851
Georgia Gulf Corp.                               4,094     110,129
Great Lakes Chemical Corp.                       6,500     139,750
H.B. Fuller Co.                                  5,150     127,617
Hercules, Inc. (b)                              16,000     167,200
IMC Global, Inc.                                14,800     103,452
MacDermid, Inc.                                  3,886     116,114
Material Sciences Corp.                          1,600      15,008
Millennium Chemicals, Inc.                       9,409      94,278
Minerals Technologies, Inc.                      3,102     169,989
NL Industries, Inc.                                828      14,565
Octel Corp.                                      2,100      39,081
Olin Corp.                                       9,470     164,873

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
------------------------------------------------------------------

CHEMICALS (continued)
OM Group, Inc. (b)                               5,200  $   93,080
PolyOne Corp.                                   11,088      53,555
Schawk, Inc., Class A                              900      11,169
Solutia, Inc.                                   15,900      42,453
Spartech Corp.                                   3,124      72,414
Symyx Technologies, Inc. (b)                     3,259      68,928
Valhi, Inc.                                      3,080      38,808
W.R. Grace & Co. (b)                             9,200      29,440
Wellman, Inc.                                    6,559      54,112
                                                        ----------
                                                         2,571,227
                                                        ----------

------------------------------------------------------------------
CIRCUIT BOARDS (0.4%)
Micrel, Inc. (b)                                 9,600     158,400
Park Electrochemical Corp.                       1,984      48,608
Pemstar, Inc. (b)                                5,600      19,656
RF Micro Devices, Inc. (b)                      28,300     331,393
Viasystems Group, Inc. (b)                         925           0
                                                        ----------
                                                           558,057
                                                        ----------

------------------------------------------------------------------
COAL (0.2%)
Arch Coal, Inc.                                  8,000     196,000
KFX, Inc. (b)                                    1,700      10,183
Massey Energy Co.                                9,200     127,880
Westmoreland Coal Co. (b)                          400       5,884
                                                        ----------
                                                           339,947
                                                        ----------

------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.8%)
Anixter International, Inc. (b)                  4,474     106,839
Audiovox Corp. (b)                               2,588      31,056
Cable Design Technologies Corp. (b)              7,968      76,812
Enterasys Networks, Inc. (b)                    30,800     120,120
Gray Television, Inc.                            5,900      75,048
Harmonic, Inc. (b)                              11,004      85,391
Inter-Tel, Inc.                                  3,401      85,671
LodgeNet Entertainment Corp. (b)                 2,489      45,250
Proxim Corp. (b)                                20,678      30,190
Sonus Networks, Inc. (b)                        31,000     254,509
Standard Microsystems Corp. (b)                  2,300      69,000
Stratex Networks, Inc. (b)                      11,829      37,853
Terayon Communications
Systems, Inc. (b)                               11,424      78,483
                                                        ----------
                                                         1,096,222
                                                        ----------

------------------------------------------------------------------
COMPUTER EQUIPMENT (0.5%)
Analogic Corp.                                   1,518      66,246
Drexler Technology Corp. (b)                     1,700      25,568
Gateway, Inc. (b)                               33,600     169,343
Hutchinson Technology, Inc. (b)                  3,336     111,789
InFocus Corp. (b)                                6,447      42,486
Iomega Corp.                                     6,405      35,292
Komag, Inc. (b)                                  4,500      84,870
KVH Industries, Inc. (b)                         1,800      50,292

2003  ANNUAL  REPORT  43
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT      VALUE
-------------------------------------------------------------

COMPUTER EQUIPMENT (continued)
Network Equipment Technologies,
 Inc. (b)                                   2,900  $   30,305
Overland Storage, Inc. (b)                  1,900      37,430
Turnstone Systems, Inc. (b)                 9,214      26,076
                                                   ----------
                                                      679,697
                                                   ----------

-------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN (1.0%)
Adaptec, Inc. (b)                          18,800     159,989
Brady Corp., Class A                        2,438      86,061
Digital River, Inc. (b)                     4,100     112,258
Eclipsys Corp. (b)                          6,102      72,309
eSPEED, Inc., Class A (b)                   3,676     100,171
F5 Networks, Inc. (b)                       3,197      79,957
FileNET Corp. (b)                           5,181     138,436
Integral Systems, Inc. (b)                    800      15,648
InteliData Technologies Corp. (b)           4,200       9,240
Keynote Systems, Inc. (b)                   1,683      19,102
MTS Systems Corp.                           4,100      72,119
Netscout Systems, Inc. (b)                  1,900      10,526
Nuance Communications, Inc. (b)             1,642      11,855
NYFIX, Inc. (b)                             3,100      24,676
RadiSys Corp. (b)                           2,900      56,695
SafeNet, Inc. (b)                           1,300      43,355
Sapient Corp. (b)                          14,208      77,860
Stratasys, Inc. (b)                         1,000      47,600
Systems & Computer Technology
Corp. (b)                                   5,487      80,659
Tekelec (b)                                 8,200     131,938
Vastera, Inc. (b)                           2,900      10,730
WebEx Communications, Inc. (b)              3,769      83,257
                                                   ----------
                                                    1,444,441
                                                   ----------

-------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (5.4%)
ActivCard Corp. (b)                         6,700      56,615
Activision, Inc. (b)                       15,100     227,858
Advanced Digital Information Corp. (b)      9,300     151,125
Advent Software, Inc. (b)                   4,100      75,071
Agile Software Corp. (b)                    7,658      84,008
Agilysys, Inc.                              4,470      45,952
Altiris, Inc. (b)                           1,900      65,322
Ansys, Inc. (b)                             2,184      77,838
Anteon International Corp. (b)              3,000     102,420
Ascential Software Corp. (b)                9,704     215,332
Aspen Technologies, Inc. (b)                6,800      54,400
Avid Technology, Inc. (b)                   4,640     240,073
BARRA, Inc. (b)                             2,700     102,600
Borland Software Corp. (b)                 12,700     112,776
Catapult Communications Corp. (b)             628       8,560
CCC Information Services Group,
Inc. (b)                                    2,291      38,489
CompuCom Systems, Inc. (b)                  2,400      12,240
Computer Horizons Corp. (b)                 7,800      29,640
Computer Programs & Systems, Inc.           1,300      21,749
Concord Communications, Inc. (b)            1,900      34,029

                                         SHARES OR
                                          PRINCIPAL
                                           AMOUNT     VALUE
--------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (continued)
Concurrent Computer Corp. (b)              10,700  $   49,755
Cray, Inc. (b)                             10,600     138,012
Dendrite International, Inc. (b)            4,005      60,476
Digital Insight Corp. (b)                   5,100     106,998
Digitas, Inc. (b)                           3,038      26,431
Documentum, Inc. (b)                        6,698     199,266
E.piphany, Inc. (b)                         6,520      45,249
Echelon Corp. (b)                           3,987      51,751
Electronics For Imaging, Inc. (b)           7,561     204,903
EMC Corp. (b)                               2,259      31,265
Epicor Software Corp. (b)                   6,800      68,748
EPIQ Systems, Inc. (b)                      2,204      37,248
Eresearch Technology, Inc. (b)              3,100     142,569
Extreme Networks, Inc. (b)                 14,500     124,700
FalconStor Software, Inc. (b)               3,122      23,477
GameStop Corp., Class A (b)                 3,400      57,188
Group 1 Software, Inc. (b)                    800      14,440
Hyperion Solutions Corp. (b)                6,106     204,490
iGATE Corp. (b)                             2,200      11,880
Informatica Corp. (b)                       9,400     102,460
JDA Software Group, Inc. (b)                4,446      95,189
Keane, Inc. (b)                             7,342      96,474
Lawson Software, Inc. (b)                   5,700      47,538
Lexar Media, Inc. (b)                      10,326     236,568
Magma Design Automation, Inc. (b)           3,300      79,959
ManTech International Corp.,
 Class A (b)                                2,700      66,042
Manugistics Group, Inc. (b)                11,500      83,490
MAPICS, Inc. (b)                            1,600      17,317
Mentor Graphics Corp. (b)                   9,900     165,825
Mercury Computer Systems, Inc. (b)          3,393      72,983
Micromuse, Inc. (b)                         8,000      64,400
MRO Software, Inc. (b)                      3,000      37,950
MSC.Software Corp. (b)                      2,800      28,840
Nassda Corp. (b)                            1,000       8,500
Neoware Systems, Inc. (b)                   1,900      32,205
NetiQ Corp. (b)                             9,300     112,902
Opnet Technologies, Inc. (b)                  900      12,636
Packeteer, Inc. (b)                         2,653      46,374
PalmOne, Inc. (b)                           5,985      85,765
PalmSource, Inc. (b)                        1,547      59,083
Parametric Technology Corp. (b)            37,400     116,314
PDF Solutions, Inc. (b)                     1,300      15,340
PEC Solutions, Inc. (b)                     1,422      21,643
Pinnacle Systems, Inc. (b)                  8,900      61,855
Pomeroy Computer Resources, Inc.            1,700      24,446
Portal Software, Inc. (b)                   3,560      56,960
QAD Inc. (b)                                2,600      30,394
Quantum Corp. (b)                          17,600      54,736
Quest Software, Inc. (b)                    6,300      93,870
Radiant Systems, Inc. (b)                   1,197       7,972
Rainbow Technologies, Inc. (b)              2,815      34,653
Read-Rite Corp. (b)                         5,582         223

44     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT      VALUE
---------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (continued)
Renaissance Learning, Inc. (b)                  865  $   21,763
Retek, Inc. (b)                               6,700      67,201
Roxio, Inc. (b)                               5,386      54,883
Safeguard Scientifics, Inc. (b)              17,753      67,639
SAFLINK Corp. (b)                             6,300      29,862
Sanchez Computer Associates,
 Inc. (b)                                     1,600       6,240
SBS Technologies, Inc. (b)                    2,761      37,881
Scansoft, Inc. (b)                           11,926      68,932
SeaChange International, Inc. (b)             4,514      69,516
SeeBeyond Technology Corp. (b)                5,400      18,738
Serena Software, Inc. (b)                     3,666      63,239
Sigma Designs, Inc. (b)                       3,700      31,598
Silicon Graphics, Inc. (b)                   19,967      22,563
SimpleTech, Inc. (b)                          2,400      18,840
SonicWall, Inc. (b)                           8,225      66,623
SPSS, Inc. (b)                                1,454      26,463
SS&C Technologies, Inc.                       1,300      28,600
Sybase, Inc. (b)                             13,300     238,069
Sykes Enterprises, Inc. (b)                   4,407      41,073
Synaptics, Inc. (b)                           2,800      36,400
Synplicity, Inc. (b)                          1,300       8,775
Syntel, Inc.                                    540      13,397
Sypris Solutions, Inc.                          200       2,798
Take-Two Interactive Software,
 Inc. (b)                                     6,570     259,843
TALX Corp.                                    2,200      47,652
THQ, Inc. (b)                                 5,773     102,413
Tibco Software, Inc. (b)                     15,500      99,820
Tier Technologies, Inc., Class B (b)          2,200      22,550
Transaction Systems Architects,
 Inc. (b)                                     5,814     116,280
Tyler Technologies, Inc. (b)                  7,100      56,232
Ulticom, Inc. (b)                               700       7,420
Verint Systems, Inc. (b)                        800      17,912
Verity, Inc. (b)                              3,949      55,483
Verso Technologies, Inc. (b)                 14,100      54,708
Vitalworks, Inc. (b)                          6,700      33,835
webMethods, Inc. (b)                          6,580      57,114
Wind River Systems, Inc. (b)                 10,500      70,350
Zoran Corp. (b)                               6,074     101,193
                                                    -----------
                                                      7,569,747
                                                    -----------

---------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (1.0%)
AMCOL International Corp.                     3,250      58,630
Brookfield Homes Corp.                        1,300      28,145
Ceradyne, Inc. (b)                            1,500      62,310
Dot Hill Systems Corp. (b)                    5,400      72,414
Drew Industries, Inc. (b)                       600      15,030
ElkCorp                                       2,343      59,512
Genlyte Group, Inc. (The) (b)                 2,200     103,752
Granite Construction, Inc.                    5,205     104,048
Integrated Electrical Services, Inc. (b)      3,700      26,270
JLG Industries, Inc.                          6,768      80,810
LSI Industries, Inc.                          1,100      17,963

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT     VALUE
---------------------------------------------------------------

CONSTRUCTION & BUILDING MATERIALS (continued)
Matrix Service Co. (b)                        1,600  $   40,736
Meritage Corp. (b)                            1,200      70,920
NCI Building Systems, Inc. (b)                3,674      79,910
Omnova Solutions, Inc. (b)                    3,600      12,636
Orleans Homebuilders, Inc. (b)                1,100      31,240
Shaw Group Inc. (The) (b)                     6,100      83,265
Simpson Manufacturing Co., Inc. (b)           2,100      93,975
Technical Olympic USA, Inc. (b)                 300       9,906
Trex Co., Inc. (b)                            1,300      48,100
Universal Display Corp. (b)                   3,300      37,983
USF Corp.                                     4,811     153,567
Walter Industries, Inc.                       5,817      69,106
Washington Group International,
Inc. (b)                                      4,560     126,403
                                                    -----------
                                                      1,486,631
                                                    -----------

---------------------------------------------------------------
CONSUMER DURABLES (0.7%)
1-800 CONTACTS, Inc. (b)                        600      12,618
Central Garden & Pet Co. (b)                  1,800      49,788
Chattem, Inc. (b)                             2,600      38,142
Coca-Cola Bottling Co.                          900      45,450
Crown Holdings, Inc. (b)                     25,231     199,325
Elizabeth Arden, Inc. (b)                     1,907      38,140
Greif Bros Corp., Class A                     2,700      87,831
Oneida Ltd.                                   2,674      12,648
Pilgrim's Pride Corp.                         2,700      35,289
Playtex Products, Inc. (b)                    5,000      30,050
Rayovac Corp. (b)                             6,043      99,347
Russ Berrie & Co., Inc.                       1,041      37,320
Silgan Holdings, Inc. (b)                     1,300      41,574
Toro Co.                                      3,672     182,498
Tupperware Corp.                              9,173     138,054
                                                    -----------
                                                      1,048,074
                                                    -----------

---------------------------------------------------------------
CONSUMER NON-CYCLICAL (0.0%)
Nature's Sunshine Products, Inc.              1,100       8,811
Revlon Co., Inc. (b)                          2,113       5,557
Unifi, Inc. (b)                               8,663      43,229
                                                    -----------
                                                         57,597
                                                    -----------

---------------------------------------------------------------
DATA PROCESSING & REPRODUCTION (0.3%)
Convera Corp. (b)                               300       1,290
CSG Systems International, Inc. (b)           9,900     113,751
eFunds Corp. (b)                              6,693     107,155
Embarcadero Technologies, Inc. (b)            1,600      20,640
HomeStore, Inc. (b)                          12,900      45,150
infoUSA, Inc. (b)                             6,100      50,020
InterCept Group, Inc. (The) (b)               3,000      29,460
Intrado, Inc. (b)                             2,500      45,200
Pegasystems, Inc. (b)                           500       3,805
                                                    -----------
                                                        416,471
                                                    -----------

2003  ANNUAL  REPORT  45
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                            SHARES OR
                                         PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------

DISTRIBUTION (0.8%)
Actuant Corp. (b)                                   4,000  $  128,960
Advanced Marketing Services, Inc.                   1,800      20,610
Aviall, Inc. (b)                                    4,500      68,625
Central European Distribution
Corp. (b)                                           1,100      41,349
Handleman Co.                                       3,932      69,793
Hughes Supply, Inc.                                 4,221     163,142
Keystone Automotive Industries,
 Inc. (b)                                           2,200      54,406
Noland Co.                                            100       3,711
Owens & Minor, Inc.                                 4,492      91,367
ScanSource, Inc. (b)                                1,700      73,100
SCP Pool Corp. (b)                                  5,265     184,275
United Stationers, Inc. (b)                         5,230     194,608
Watsco, Inc.                                        3,272      70,054
                                                           ----------
                                                            1,164,000
                                                           ----------

---------------------------------------------------------------------
DRUGS (1.6%)
Adolor Corp. (b)                                    5,000      91,350
Alkermes, Inc. (b)                                 10,200     132,294
Alpharma, Inc.                                      5,700     103,740
ARIAD, Inc. (b)                                     5,475      38,818
Atrix Laboratories, Inc. (b)                        3,600      72,324
AVANT Immunotherapeutics,
 Inc. (b)                                          13,500      31,185
Bentley Pharmaceuticals, Inc. (b)                   1,300      18,811
Cell Therapeutics, Inc. (b)                         3,672      38,189
Connetics Corp. (b)                                 5,105      91,431
CV Therapeutics, Inc. (b)                           3,761      66,306
deCODE genetics, Inc. (b)                           9,600      67,680
Guilford Pharmaceuticals, Inc. (b)                  4,400      32,428
Hi-Tech Pharmacal Co., Inc. (b)                       800      15,840
Immunomedics, Inc. (b)                              4,910      41,735
Incyte Genomics, Inc. (b)                          13,476      71,153
InterMune, Inc. (b)                                 3,583      71,660
K-V Pharmaceutical Co., Class A (b)                 4,750     114,000
Ligand Pharmaceuticals, Inc. (b)                    7,755     106,864
Martek Biosciences Corp. (b)                        3,843     186,039
NBTY, Inc. (b)                                      7,598     207,045
NPS Pharmaceuticals, Inc. (b)                       4,438     116,853
OSI Pharmaceuticals, Inc. (b)                       5,900     165,200
Priority Healthcare Corp.,
Class B (b)                                         6,100     131,943
Quidel Corp. (b)                                    5,900      53,690
Repligen Corp. (b)                                  6,300      31,878
Rigel Pharmaceuticals, Inc. (b)                        33         440
Seattle Genetics, Inc. (b)                          2,200      13,134
SFBC International, Inc. (b)                          900      26,487
Tanox, Inc. (b)                                     4,255      76,377
Tularik, Inc. (b)                                   5,500      69,135
                                                           ----------
                                                            2,284,029
                                                           ----------

                                                 SHARES OR
                                            PRINCIPAL AMOUNT  VALUE
---------------------------------------------------------------------

EDUCATIONAL SERVICES (0.3%)
Ambassadors Groups, Inc. (b)                          100  $    1,906
Bright Horizons Family Solutions,
Inc. (b)                                            2,009      86,307
Learning Tree International, Inc. (b)               1,041      18,738
Princeton Review, Inc. (b)                            900       6,714
Strayer Education, Inc.                             1,889     184,990
Sylvan Learning Systems, Inc. (b)                   6,058     171,441
                                                           ----------
                                                              470,096
                                                           ----------

---------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.8%)
Artesyn Technologies, Inc. (b)                      4,850      39,916
Avista Corp.                                        7,476     127,091
Bel Fuse, Inc., Class B                               900      23,625
Cleco Corp.                                         6,979     116,898
DSP Group, Inc. (b)                                 4,800     114,624
El Paso Electric Co. (b)                            9,262     112,441
EMCOR Group, Inc. (b)                               2,500      94,225
Encore Wire Corp. (b)                                 600      10,116
Energy Conversion Devices, Inc. (b)                 3,580      38,700
Hologic, Inc. (b)                                   3,300      44,880
II-VI Corp. (b)                                     1,808      42,904
Integrated Silicon Solution, Inc. (b)               4,647      65,616
Plug Power, Inc. (b)                                4,500      28,440
Power-One, Inc. (b)                                 9,500      86,070
Research Frontiers, Inc. (b)                        1,341      14,148
Stoneridge, Inc. (b)                                1,200      16,428
Tripath Imaging, Inc. (b)                           2,568      24,139
Triumph Group, Inc. (b)                             2,156      70,393
X-Rite, Inc.                                        2,400      26,112
                                                           ----------
                                                            1,096,766
                                                           ----------

---------------------------------------------------------------------
ELECTRONICS (1.1%)
Aeroflex, Inc. (b)                                  7,652      71,011
Ansoft Corp. (b)                                      200       2,338
BEI Technologies, Inc.                              1,068      19,769
Coherent, Inc. (b)                                  4,314      99,222
Daktronics, Inc. (b)                                2,101      32,544
EDO Corp.                                           1,974      44,020
Electro Scientific Industries, Inc. (b)             4,036      99,124
Engineered Support Systems, Inc.                    2,000     135,220
FLIR Systems, Inc. (b)                              5,834     182,371
Graftech International Ltd. (b)                    11,300     117,407
Integrated Defense Technology,
 Inc. (b)                                           1,900      32,490
Itron, Inc. (b)                                     3,718      76,182
Keithley Instruments, Inc.                          1,059      17,082
Manufacturers' Services Ltd. (b)                      900       5,535
Methode Electronics, Inc.                           5,400      64,314
Planar Systems, Inc. (b)                            2,271      52,551
Rogers Corp. (b)                                    2,200      87,956
STAAR Surgical Co. (b)                              4,000      39,640
Thomas & Betts Corp. (b)                            7,648     136,134
Trimble Navigation Ltd. (b)                         4,734     130,895
TTM Technologies, Inc. (b)                          3,100      49,910

46     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
--------------------------------------------------------------------

ELECTRONICS (continued)
Watts Industries, Inc., Class A                    1,684  $   29,908
Woodhead Industries, Inc.                          1,000      15,800
Zygo Corp. (b)                                     3,000      45,180
                                                          ----------
                                                           1,586,603
                                                          ----------

--------------------------------------------------------------------
ENTERTAINMENT (0.4%)
AMC Entertainment, Inc. (b)                        4,500      61,200
Dover Downs Entertainment, Inc.                    2,948      27,888
Dover Motorsports, Inc.                            1,712       6,352
Gaylord Entertainment Co. (b)                      2,599      70,043
Magna Entertainment Corp., Class A (b)             7,200      32,112
Midway Games, Inc. (b)                             6,100      17,324
Multimedia Games, Inc. (b)                         1,800      67,698
Penn National Gaming, Inc. (b)                     4,782     113,285
Pinnacle Entertainment, Inc. (b)                   3,318      29,033
Reading International, Inc. (b)                      400       2,480
Shuffle Master, Inc. (b)                           3,100      94,364
Six Flags, Inc. (b)                               14,200      84,064
Steinway Musical Instruments, Inc. (b)             1,000      20,960
World Wrestling Entertainment, Inc.                  599       6,703
                                                          ----------
                                                             633,506
                                                          ----------

--------------------------------------------------------------------
FIBER OPTICS (0.3%)
Avanex Corp. (b)                                   8,122      41,991
Belden, Inc.                                       2,592      48,600
C-Cor.net Corp. (b)                                3,600      36,288
MRV Communications, Inc. (b)                      14,710      45,307
Newport Corp. (b)                                  6,865     108,192
Sycamore Networks, Inc. (b)                       28,800     144,000
                                                          ----------
                                                             424,378
                                                          ----------

--------------------------------------------------------------------
FINANCIAL (1.7%)
Accredited Home Lenders
Holding Co. (b)                                    1,600      45,792
Advanta Corp., Class B                             3,260      35,632
Affiliated Managers Group, Inc. (b)                3,200     231,999
American Home Mortgage
 Holdings, Inc.                                    2,000      42,200
Anchor BanCorp Wisconsin, Inc.                     3,927      97,782
Anworth Mortgage Asset Corp.                       5,000      70,200
Bankrate, Inc. (b)                                 1,400      21,378
C&F Financial Corp.                                  700      31,514
Central Pacific Financial Corp.                    1,630      42,625
Charter Municipal Mortgage
Acceptance Co.                                     5,841     112,089
Commercial Capital Bancorp, Inc. (b)               1,650      30,971
CompuCredit Corp. (b)                              1,462      28,904
Credit Acceptance Corp. (b)                        1,045      12,247
DVI, Inc. (b)                                      2,500         163
ESB Financial Corp.                                  200       3,180
Euronet Worldwide, Inc. (b)                        2,900      41,267
Federal Agricultural Mortgage
Corp. (b)                                            900      28,143
Financial Federal Corp. (b)                        2,800      93,940
First Albany Cos., Inc.                            1,400      20,090
First Financial Holdings, Inc.                     1,600      48,240

                                               SHARES OR
                                           PRINCIPAL AMOUNT  VALUE
--------------------------------------------------------------------

FINANCIAL (continued)
Gabelli Asset Management, Inc. (b)                 1,200  $   42,252
GATX Corp.                                         6,300     141,686
Gladstone Capital Corp.                            1,900      38,380
Gold Banc Corp., Inc.                              6,687      86,396
iDine Rewards Network, Inc. (b)                    4,300      46,956
Investment Technology Group,
 Inc. (b)                                          7,100     141,006
Irwin Financial Corp.                              2,800      78,484
Knight Trading Group, Inc. (b)                    12,400     171,615
MainSource Financial Group, Inc.                     625      17,444
MCG Capital Corp.                                  5,200      91,416
Medallion Financial Corp.                          3,900      32,214
Novastar Financial, Inc.                           1,800     132,750
PRG-Schultz International, Inc. (b)                7,925      37,644
Resource America, Inc., Class A                    1,451      18,167
Royal Gold, Inc.                                   2,700      55,971
Sanders Morris Harris Group Inc.                   2,400      22,080
Saxon Capital, Inc. (b)                            3,700      69,782
SoundView Technology Group,
 Inc. (b)                                          2,885      33,755
SWS Group, Inc.                                    1,650      35,805
Tradestation Group, Inc. (b)                       2,700      22,977
United Panam Financial Corp. (b)                   1,000      18,400
World Acceptance Corp. (b)                         2,500      44,850
WSFS Financial Corp.                               1,309      55,829
                                                          ----------
                                                           2,474,215
                                                          ----------

--------------------------------------------------------------------
FOOD & RELATED (1.0%)
American Italian Pasta Co. (b)                     2,333      89,214
Aurora Foods, Inc. (b)                               100           3
Chiquita Brands International,
 Inc. (b)                                          4,400      81,400
Corn Products International, Inc.                  5,430     184,022
Darling International, Inc. (b)                   13,600      38,352
Farmer Brothers Co.                                  100      31,500
Flowers Foods, Inc.                                4,517     107,188
Great Atlantic & Pacific Tea Co.,
 Inc. (b)                                          2,704      16,900
Green Mountain Coffee, Inc. (b)                      389       8,301
Hain Celestial Group, Inc. (b)                     4,200      88,620
Horizon Organic Holding Corp. (b)                  1,100      26,312
International Multifoods Corp. (b)                 2,082      46,449
Interstate Bakeries Corp.                          8,005     117,513
J & J Snack Foods Corp. (b)                        1,100      39,259
Jarden Corp. (b)                                   2,400      99,096
John B. Sanfilippo & Son, Inc. (b)                 1,200      41,220
Lance, Inc.                                        4,516      58,482
National Beverage Corp. (b)                          605       9,051
Peet's Coffee & Tea, Inc. (b)                      1,900      31,977
Ralcorp Holding, Inc. (b)                          4,233     116,408
Red Robin Gourmet Burgers (b)                      1,500      44,282
Riviana Foods, Inc.                                  385      10,588
Sanderson Farms, Inc.                              1,400      49,196
Sensient Technologies Corp.                        7,054     135,437
Tejon Ranch Co. (b)                                  600      23,586
                                                          ----------
                                                           1,494,356
                                                          ----------

2003  ANNUAL  REPORT  47
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT      VALUE
----------------------------------------------------------------

FURNITURE (0.2%)
American Woodmark Corp.                        1,000  $   49,100
Bassett Furniture Industries, Inc.             1,200      18,852
Bombay Co., Inc. (b)                           6,300      83,034
Hooker Furniture Corp.                           100       3,900
Kimball International, Inc., Class B           3,148      48,794
Select Comfort Corp. (b)                       3,500     109,550
Stanley Furniture Co., Inc.                    1,100      33,825
                                                      ----------
                                                         347,055
                                                      ----------

----------------------------------------------------------------
GAMBLING - NON-HOTEL CASINOS (0.2%)
Argosy Gaming Co. (b)                          3,060      72,828
Churchill Downs, Inc.                            500      19,210
Isle of Capris Casinos, Inc. (b)               2,704      56,378
Scientific Games Corp. (b)                     7,900     105,070
                                                      ----------
                                                         253,486
                                                      ----------

----------------------------------------------------------------
GAS - DISTRIBUTION (0.8%)
Atmos Energy Corp.                             8,626     211,337
Cascade Natural Gas Corp.                      2,500      48,750
Chesapeake Utilities Corp.                     1,200      29,256
Energen Co.                                    6,016     221,811
New Jersey Resources Corp.                     4,144     156,850
Northwest Natural Gas Co.                      3,319      96,251
NUI Corp.                                      3,059      52,217
SEMCO Energy, Inc.                             6,616      32,352
South Jersey Industries, Inc.                  1,981      75,139
Southwest Gas Corp.                            4,286      96,778
Southwestern Energy Co. (b)                    6,442     124,975
                                                      ----------
                                                       1,145,716
                                                      ----------

----------------------------------------------------------------
HEALTHCARE (2.2%)
Accredo Health, Inc. (b)                       7,400     236,505
American Healthways, Inc. (b)                  2,300      95,335
American Medical Security Group, Inc. (b)      2,500      57,050
American Medical Systems
Holdings, Inc. (b)                             3,800      76,000
AMERIGROUP Corp. (b)                           3,000     125,460
AmSurg Corp. (b)                               3,300     118,767
Beverly Enterprises, Inc. (b)                 12,705      77,119
Centene Corp. (b)                              3,250      99,483
Cerus Corp. (b)                                2,900      13,050
Chronimed, Inc. (b)                            2,400      19,608
Cole National Corp. (b)                        1,900      42,009
Columbia Laboratories, Inc. (b)                4,197      44,404
CorVel Corp. (b)                                 600      21,654
Cross Country Healthcare, Inc. (b)             3,300      45,837
Curative Health Services, Inc. (b)             2,660      38,011
DJ Orthopedics, Inc. (b)                         200       3,590
Dynacq International, Inc. (b)                 1,152      19,273
Gentiva Health Services, Inc. (b)              4,543      51,836
HealthExtras, Inc. (b)                         2,533      29,661
Hooper Holmes, Inc.                            6,249      32,557
I-STAT Corp. (b)                               3,400      40,018

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT     VALUE
----------------------------------------------------------------

HEALTHCARE (continued)
Immucor, Inc. (b)                              2,450  $   72,079
Invacare Corp.                                 4,649     190,702
Kindred Healthcare, Inc. (b)                   1,900      78,356
LifePoint Hospitals, Inc. (b)                  6,400     164,544
Matria Healthcare, Inc. (b)                    1,600      26,880
MedQuist, Inc. (b)                             1,079      17,987
Odyssey Healthcare, Inc. (b)                   5,500     152,570
Option Care, Inc. (b)                          2,343      22,938
Orthodontic Centers Of America,
Inc. (b)                                       7,100      62,764
Pediatrix Medical Group, Inc. (b)              3,500     187,075
Per-Se Technologies, Inc. (b)                  4,952      67,347
PolyMedica Corp.                               3,200      94,400
Province Healthcare Co. (b)                    6,644      85,309
Quality Systems, Inc. (b)                        600      28,692
RehabCare Group, Inc. (b)                      2,000      31,240
Select Medical Corp. (b)                       3,600     120,852
Sierra Health Services, Inc. (b)               3,674      85,567
Sunrise Assisted Living, Inc. (b)              2,291      66,210
U.S. Physical Therapy, Inc. (b)                2,800      40,292
United Surgical Partners
International, Inc. (b)                        2,800      84,448
USNA Health Sciences, Inc. (b)                 1,400      46,718
Virbac Corp. (b)                               1,000       8,490
Vistacare, Inc. (b)                            1,900      65,569
                                                      ----------
                                                       3,088,256
                                                      ----------

----------------------------------------------------------------
HOTELS & CASINOS (0.2%)
Ameristar Casinos, Inc. (b)                    1,600      33,792
Aztar Corp. (b)                                5,320     111,082
Boyd Gaming Corp.                              5,317      81,137
MTR Gaming Group, Inc. (b)                     3,700      40,441
                                                      ----------
                                                         266,452
                                                      ----------

----------------------------------------------------------------
HOTELS & MOTELS (0.3%)
Boca Resorts, Inc. (b)                         2,600      35,100
Choice Hotels International, Inc. (b)          2,720      89,814
Extended Stay America, Inc. (b)               12,500     183,751
Marcus Corp.                                   2,277      34,041
Prime Hospitality Corp. (b)                    6,210      56,511
                                                      ----------
                                                         399,217
                                                      ----------

----------------------------------------------------------------
INSURANCE (1.6%)
21st Century Insurance Group                   2,700      38,070
Alfa Corp.                                     4,424      57,025
Allmerica Financial Corp. (b)                  7,900     210,378
American Physicians Capital, Inc. (b)          1,629      43,038
Argonaut Group, Inc.                           2,700      43,335
Baldwin & Lyons, Inc., Class B                   881      21,629
Citizens, Inc. (b)                             2,645      24,334
CNA Surety Corp. (b)                             900       9,819
Commerce Group, Inc. (The)                     3,353     133,282
EMC Insurance Group, Inc.                        300       5,070

48     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
--------------------------------------------------------------------

INSURANCE (continued)
Enstar Group, Inc. (The) (b)                         100  $    4,100
FBL Financial Group, Inc., Class A                 1,140      29,754
Fremont General Corp.                              9,010     149,836
Harleysville Group, Inc.                           5,458     121,495
Horace Mann Educators Corp.                        5,416      71,762
Independence Holding Co.                             400       9,240
Infinity Property & Casualty Corp.                 2,200      71,500
Kansas City Life Insurance Co.                       300      14,088
LandAmerica Financial Group, Inc.                  2,825     141,278
Midland Co. (The)                                    400       9,220
Navigators Group, Inc. (b)                         1,100      34,892
Nymagic, Inc.                                        400       9,604
Ohio Casualty Corp. (b)                            9,908     151,592
Penn-America Group, Inc.                           2,100      32,025
Philadelphia Consolidated
Holding Corp. (b)                                  2,802     132,114
PICO Holdings, Inc. (b)                              900      13,320
PMA Capital Corp., Class A                         4,400      57,860
ProAssurance Corp. (b)                             4,362     131,296
RLI Corp.                                          2,236      75,130
Safety Insurance Group, Inc.                         500       7,875
Selective Insurance Group, Inc.                    4,814     147,790
State Auto Financial Corp.                         1,400      37,534
Stewart Information Services Corp. (b)             3,100      96,565
Triad Guaranty, Inc. (b)                           1,500      73,995
U.S.I. Holdings Corp. (b)                          3,600      45,684
United Fire & Casualty Co.                           700      27,895
Zenith National Insurance Co.                      1,700      52,190
                                                         -----------
                                                           2,335,614
                                                         -----------

--------------------------------------------------------------------
INSURANCE/LIFE (0.6%)
AmerUs Group Co.                                   6,700     252,925
Delphi Financial Group, Inc.                       2,864     144,260
Financial Industries Corp.                         1,500      20,805
Great American Financial
Resources, Inc.                                      820      12,751
National Western Life Insurance
Co., Class A (b)                                     300      43,143
Phoenix Co., Inc. (The)                           16,100     177,100
Presidential Life Corp.                            2,881      44,252
UICI (b)                                           6,946     103,912
Universal American Financial Corp. (b)             5,500      55,275
                                                         -----------
                                                             854,423
                                                         -----------

--------------------------------------------------------------------
INSURANCE BROKERS (0.1%)
Crawford & Co., Class B                            2,320      16,356
Hilb, Rogal & Hamilton Co.                         4,600     138,092
                                                         -----------
                                                             154,448
                                                         -----------

--------------------------------------------------------------------
INTERNET (2.0%)
@Road, Inc. (b)                                    4,200      54,180
Akamai Technologies, Inc. (b)                     15,300     120,870
Alloy, Inc. (b)                                    4,033      18,068
Ariba, Inc. (b)                                   41,000     133,250

                                              SHARES OR
                                          PRINCIPAL AMOUNT  VALUE
--------------------------------------------------------------------

INTERNET (continued)
AsiaInfo Holdings, Inc. (b)                        5,103  $   36,078
Ask Jeeves, Inc. (b)                               6,000     114,960
Autobytel, Inc. (b)                                6,100      63,745
BroadVision, Inc. (b)                              2,200      11,066
CMGI, Inc. (b)                                    54,900     103,212
CNET Networks, Inc. (b)                           15,400     125,356
Drugstore.com, Inc. (b)                            3,600      24,048
EarthLink, Inc. (b)                               20,400     186,659
eCollege.com (b)                                   2,100      45,549
Entrust, Inc. (b)                                  5,100      24,021
eUniverse, Inc. (b)                                1,600       3,120
FindWhat.com (b)                                   2,400      40,104
Harris Interactive, Inc. (b)                       6,900      45,885
Interland, Inc. (b)                                2,627      19,991
Internet Security, Inc. (b)                        6,700     109,947
Interwoven, Inc. (b)                              17,100      64,809
j2 Global Communications, Inc. (b)                 2,800      79,296
Kana Software, Inc. (b)                            1,600       6,320
LookSmart Ltd. (b)                                12,500      21,625
MarketWatch.com, Inc. (b)                            100         899
MatrixOne, Inc. (b)                                5,309      29,412
Neoforma, Inc. (b)                                 1,900      30,096
Net.B@nk, Inc.                                     8,424     115,493
Net2Phone, Inc. (b)                                5,138      29,698
Netegrity, Inc. (b)                                3,974      47,132
Netflix, Inc. (b)                                  1,700      97,410
NIC, Inc. (b)                                      2,000      10,360
Omicell, Inc. (b)                                  1,700      24,191
Openwave Systems, Inc. (b)                         8,400     109,620
Overstock.com, Inc. (b)                            1,800      26,640
PC-Tel, Inc. (b)                                   3,400      34,442
Priceline.com, Inc. (b)                            3,099      86,958
PTEK Holdings, Inc. (b)                            7,300      63,583
Raindance Communications,
 Inc. (b)                                          8,400      24,444
Redback Networks, Inc. (b)                        16,300       6,846
Register.com, Inc. (b)                             2,886      13,362
S1 Corp. (b)                                      12,978     104,862
Sohu.com Inc. (b)                                  2,900     100,050
Stellent, Inc. (b)                                 3,100      27,373
SupportSoft, Inc. (b)                              4,300      51,557
TheStreet.com, Inc. (b)                            2,500      11,300
TriZetto Group, Inc. (The) (b)                     3,300      22,440
United Online, Inc. (b)                            4,200     120,918
ValueClick, Inc. (b)                              11,400      91,884
Vignette Corp. (b)                                30,600      76,806
Vitria Technology, Inc. (b)                        1,250       7,388
WatchGuard Technolgies, Inc. (b)                   6,697      38,508
Websense, Inc. (b)                                 2,774      64,912
                                                         -----------
                                                           2,920,743
                                                         -----------

2003  ANNUAL  REPORT  49
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                         SHARES OR
                                      PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------

LEISURE PRODUCTS (0.7%)
Action Performance Co., Inc.                     2,800  $   57,344
Alliance Gaming Corp. (b)                        7,400     179,450
Atari, Inc. (b)                                  1,740       6,716
Bally Total Fitness Holding
 Corp. (b)                                       4,198      27,959
Boyds Collection Ltd. (b)                        1,190       5,950
Callaway Golf Co.                                9,200     149,500
Coachmen Industries, Inc.                        3,200      49,888
Department 56, Inc. (b)                          3,100      43,555
JAKKS Pacific, Inc. (b)                          4,181      54,353
K2, Inc. (b)                                     3,500      58,065
MarineMax, Inc. (b)                                400       7,648
Nautilus Group, Inc. (The)                       3,500      54,635
Party City Corp. (b)                             1,100      15,444
RC2 Corp. (b)                                    2,400      50,880
Speedway Motorsports, Inc.                       2,900      83,810
Topps Co., Inc.                                  3,627      37,068
Vail Resorts, Inc. (b)                           3,308      44,327
WMS Industries, Inc. (b)                         3,499      80,932
                                                        ----------
                                                         1,007,524
                                                        ----------

------------------------------------------------------------------
MACHINERY (1.6%)
Advanced Energy Industries, Inc. (b)             2,682      61,230
Alamo Group, Inc.                                  100       1,425
Albany International Corp., Class A              3,627     112,074
Applied Industrial Technologies,
Inc.                                             3,224      72,701
Astec Industries, Inc. (b)                       2,479      31,533
Baldor Electric Co.                              4,023      85,690
Briggs & Stratton Corp.                          3,200     208,031
Cascade Corp.                                    2,300      55,085
Cubic Corp.                                      2,400      68,160
Flowserve Corp. (b)                              6,900     141,174
Franklin Electric Co., Inc.                      1,000      61,000
Gardner Denver, Inc. (b)                         1,740      35,948
Gorman-Rupp                                        800      18,912
IDEX Corp.                                       4,145     154,111
Intermagnetics General Corp. (b)                 2,700      63,558
Joy Global, Inc. (b)                             8,600     163,916
Kadant, Inc. (b)                                 2,103      38,380
Lennox International, Inc.                       6,300     104,202
Mestek, Inc. (b)                                   360       6,750
Milacron, Inc.                                   8,497      20,308
NACCO Industries, Inc.                             600      47,280
Nordson Corp.                                    4,763     131,983
Photon Dynamics, Inc. (b)                        2,075      78,477
Sauer-Danfoss, Inc.                                493       6,991
Stewart & Stevenson Services, Inc.               3,300      55,176
SureBeam Corp., Class A (b)                      8,814       2,556
Tennant Co.                                        979      38,729
Terex Corp. (b)                                  6,500     146,640
Thomas Industries, Inc.                          1,100      33,220
UNOVA, Inc. (b)                                  7,901     171,531
Wabtec Corp.                                     6,102      93,361
                                                        ----------
                                                         2,310,132
                                                        ----------

                                             SHARES OR
                                         PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------

MANUFACTURED HOUSING (0.6%)
Aaon, Inc. (b)                                     600  $   11,094
Apogee Enterprises, Inc.                         4,000      41,800
Beazer Homes USA, Inc. (b)                       2,212     220,094
Centex Construction Products, Inc.                 600      32,340
Fleetwood Enterprises, Inc. (b)                  4,541      45,773
Highwood Properties, Inc.                        9,300     230,641
Modtech Holdings, Inc. (b)                         900       7,047
Monaco Coach Corp. (b)                           3,637      87,615
Palm Harbor Homes, Inc. (b)                      1,757      32,592
Skyline Corp.                                      418      14,400
WCI Communities, Inc. (b)                        3,300      71,940
Winnebago Industries, Inc.                       1,819     106,048
                                                        ----------
                                                           901,384
                                                        ----------

------------------------------------------------------------------
MANUFACTURING (0.9%)
Applied Films Corp. (b)                          1,800      56,430
Armor Holdings, Inc. (b)                         2,400      46,800
Champion Enterprises, Inc. (b)                   7,714      54,769
Checkpoint Systems, Inc. (b)                     4,608      86,815
Cognex Corp.                                     5,744     154,227
CSS Industries, Inc.                               751      20,269
CUNO, Inc. (b)                                   2,847     113,596
EnPro Industries, Inc. (b)                       2,000      20,220
Gerber Scientific, Inc. (b)                      1,900      15,010
Identix, Inc. (b)                               15,600      89,700
Innovex, Inc. (b)                                3,600      40,680
Jacuzzi Brands, Inc. (b)                        11,889      83,817
Jos. A. Bank Clothiers, Inc. (b)                   800      34,696
Lincoln Electric Holdings, Inc.                  4,568     111,414
Mine Safety Appliances Co.                         700      39,620
Myers Industries, Inc.                           2,255      27,511
OshKosh B'Gosh, Inc., Class A                    1,550      33,418
Powell Industries, Inc. (b)                      1,569      30,407
Quixote Corp.                                    1,200      29,064
Raven Industries, Inc.                           1,200      31,380
Rofin-Sinar Technologies, Inc. (b)               1,900      45,125
Sturm, Ruger & Co., Inc.                         3,337      37,875
Valence Technology, Inc. (b)                     4,400      16,896
Woodward Governor Co.                            1,420      65,689
Young Innovations Inc.                             500      15,000
                                                        ----------
                                                         1,300,428
                                                        ----------

------------------------------------------------------------------
MANUFACTURING/DIVERSIFIED (1.1%)
A.O. Smith Corp.                                 3,086      97,672
Acuity Brands, Inc.                              7,542     162,153
Barnes Group, Inc.                               2,202      64,254
Brink's Co. (The)                                8,100     162,405
CLARCOR, Inc.                                    4,493     182,640
ESCO Technologies, Inc. (b)                      1,994      86,699
Fargo Electronics (b)                            2,000      27,540
Federal Signal Corp.                             8,548     126,425
Global Power Equipment Group,
Inc. (b)                                         4,500      26,595

50     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT      VALUE
----------------------------------------------------------------

MANUFACTURING/DIVERSIFIED (continued)
Griffon Corp. (b)                              4,400  $   85,140
Matthews International Corp., Class A          4,037     108,959
Penn Engineering & Manufacturing
Corp.                                          1,200      21,000
Roper Industries, Inc.                         4,086     201,931
SPS Technologies, Inc. (b)                     1,437      70,873
Standex International Corp.                    1,254      31,914
Tredegar Industries, Inc.                      3,606      56,181
USG Corp. (b)                                  5,100      85,425
Vans, Inc. (b)                                 3,300      37,059
                                                     -----------
                                                       1,634,865
                                                     -----------

----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (2.7%)
Advanced Medical Optics, Inc. (b)              4,300      86,731
Advanced Neuromodulation
Systems, Inc. (b)                              2,650     108,650
Alaris Medical, Inc. (b)                       2,400      37,224
Allscripts Healthcare Solution, Inc. (b)       5,318      27,654
Arrow International, Inc.                      2,800      73,864
Aspect Medical Systems, Inc. (b)                 400       3,780
BioLase Technology, Inc. (b)                   3,200      41,984
Bruker BioSciences Corp. (b)                   3,513      18,268
Candela Corp. (b)                              1,400      24,010
Cantel Medical Corp. (b)                         200       2,900
Cardiac Science, Inc. (b)                      9,300      37,851
CardioDyamics International Corp. (b)          6,400      36,800
Cepheid, Inc. (b)                              4,300      22,618
Closure Medical Corp. (b)                      1,100      33,891
Conceptus, Inc. (b)                            2,000      24,500
CONMED Corp. (b)                               4,655      94,729
Cooper Co., Inc. (The)                         4,600     199,870
CTI Molecular Imaging, Inc. (b)                4,100      65,354
Cyberonics, Inc. (b)                           2,830      77,401
Cytyc Corp. (b)                               17,300     223,689
Durect Corp. (b)                               6,500      14,495
EPIX Medical, Inc. (b)                         2,000      37,020
Exactech, Inc. (b)                             1,200      19,452
Hanger Orthopedic Group, Inc. (b)              2,300      39,215
ICU Medical, Inc. (b)                          1,750      59,133
IDX Systems Corp. (b)                          3,300      86,460
IMPAC Medical Systems, Inc. (b)                1,000      23,540
INAMED Corp. (b)                               2,667     230,349
Interpore International, Inc. (b)              3,000      35,400
Intuitive Surgical, Inc. (b)                   2,769      40,123
Kensey Nash Corp. (b)                          1,300      28,132
Kyphon, Inc. (b)                               3,200      88,160
Landauer, Inc.                                 1,422      55,614
Laserscope (b)                                 2,200      27,984
Lifeline Systems, Inc. (b)                       600      21,150
Medical Action Industries, Inc. (b)            1,700      23,715
Mentor Corp.                                   6,224     126,036
Meridian Bioscience, Inc.                      2,000      19,920
Merit Medical Systems, Inc. (b)                3,134      82,079
Novoste Corp. (b)                              1,200       5,616

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT     VALUE
----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (continued)
Oakley, Inc.                                   2,900  $   31,465
Ocular Sciences, Inc. (b)                      2,201      61,474
OraSure Technologies, Inc. (b)                 6,641      55,851
Orthologic Corp. (b)                           6,100      43,249
Osteotech, Inc. (b)                            2,700      21,843
Possis Medical, Inc. (b)                       3,012      49,035
PSS World Medical, Inc. (b)                   11,823     110,190
Retractable Technologies, Inc. (b)               200       1,206
Serologicals Corp. (b)                         3,728      59,648
Surmodics, Inc. (b)                            2,604      54,710
Sybron Dental Specialties, Inc. (b)            5,600     128,800
Synovis Life Technologies, Inc. (b)            1,900      44,916
Techne Corp. (b)                               6,871     239,316
Therasense, Inc. (b)                           3,500      63,980
Viasys Healthcare, Inc. (b)                    3,728      67,290
VISX, Inc. (b)                                 5,379     130,495
Vital Images, Inc. (b)                         1,400      25,200
Vital Signs, Inc.                              1,130      34,273
Wright Medical Group, Inc. (b)                 3,000      88,050
Zoll Medical Corp. (b)                         1,511      51,359
                                                     -----------
                                                       3,667,711
                                                     -----------

----------------------------------------------------------------
MEDICAL LABORATORIES (0.6%)
Able Laboratories, Inc. (b)                    1,900      36,746
Alliance Imaging, Inc. (b)                     1,400       6,552
Applera Corp. - Celera Genomics Group (b)     10,900     145,733
Bioreliance Corp. (b)                            600      20,508
Cerner Corp. (b)                               4,800     203,376
Dade Behring Holdings, Inc. (b)                7,100     217,047
Discovery Laboratories, Inc. (b)               4,100      29,684
LabOne, Inc. (b)                               1,800      49,536
Specialty Laboratories, Inc. (b)                 276       3,701
VCA Antech, Inc. (b)                           4,800     135,552
                                                     -----------
                                                         848,435
                                                     -----------

----------------------------------------------------------------
METAL PROCESSORS (0.4%)
Commercial Metals Co.                          3,246      80,111
Kaydon Corp.                                   4,848     115,237
Liquidmetal Technologies Co. (b)               4,000      11,000
Mueller Industries, Inc. (b)                   6,061     191,285
NN, Inc.                                       2,435      29,220
Quanex Corp.                                   3,070     122,954
Valmont Industries, Inc.                       1,500      31,200
                                                     -----------
                                                         581,007
                                                     -----------

----------------------------------------------------------------
METALS (0.4%)
Brush Engineered Materials, Inc. (b)           1,596      20,317
Century Aluminum Co. (b)                       2,366      38,944
Cleveland-Cliffs, Inc. (b)                     1,632      48,960
Coeur d'Alene Mines Corp. (b)                 36,300     126,688
Hecla Mining Co. (b)                          19,200     113,280

2003  ANNUAL  REPORT  51
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                        SHARES OR
                                     PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------

METALS (continued)
RTI International Metals, Inc. (b)              1,400  $   16,814
Stepan Co.                                        600      14,772
Stillwater Mining Co. (b)                       4,975      34,775
USEC, Inc.                                     14,100     105,045
                                                      -----------
                                                          519,595
                                                      -----------

-----------------------------------------------------------------
NATURAL GAS (0.3%)
EnergySouth, Inc.                                 900      32,724
Laclede Group, Inc. (The)                       3,700     104,895
Southern Union Co. (b)                          9,793     172,455
St. Mary Land & Exploration Co.                 5,018     130,970
                                                      -----------
                                                          441,044
                                                      -----------

-----------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.3%)
Ennis Business Forms, Inc.                      3,900      56,004
General Binding Corp. (b)                         600       8,316
Global Imaging Systems, Inc. (b)                2,500      72,625
Imagistics International, Inc. (b)              1,800      57,870
Interface, Inc. (b)                             5,065      28,111
John H. Harland Co.                             5,066     137,947
School Specialty, Inc. (b)                      2,982      83,138
Standard Register Co.                           1,534      26,998
                                                      -----------
                                                          471,009
                                                      -----------

-----------------------------------------------------------------
OIL & GAS (2.3%)
Atwood Oceanics, Inc. (b)                       1,510      39,094
Berry Petroleum Co.                             1,400      25,480
Cabot Oil & Gas Corp.                           3,998     102,149
Cal Dive International, Inc. (b)                6,275     130,081
Cimarex Energy Co. (b)                          6,024     123,191
Clayton Williams Energy, Inc. (b)                 800      16,800
Comstock Resources, Inc. (b)                    3,919      58,511
Denbury Resources, Inc. (b)                     6,700      84,554
Encore Acquisition Co. (b)                        600      13,800
Energy Partners Ltd. (b)                        4,800      57,648
Ethyl Corp. (b)                                 1,100      17,710
Evergreen Resources, Inc. (b)                   5,400     148,068
Forest Oil Corp. (b)                            7,000     164,149
Grey Wolf, Inc. (b)                            23,641      75,888
Hanover Compressor Co. (b)                      6,500      68,900
Harvest Natural Resources, Inc. (b)             8,000      54,560
Horizon Offshore, Inc. (b)                      4,991      19,465
Houston Exploration Co. (The) (b)               1,600      56,000
KCS Energy, Inc. (b)                            5,700      45,429
Lufkin Industries, Inc.                           900      21,600
Magnum Hunter Resources, Inc. (b)               9,300      80,445
McMoRan Exploration Co. (b)                     1,000      14,940
Meridian Resource Corp. (The) (b)               6,100      24,522
Newpark Resources, Inc. (b)                     8,484      34,106
Nuevo Energy Co. (b)                            3,145      61,894
Oceaneering International, Inc. (b)             4,350     100,311

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT        VALUE
-----------------------------------------------------------------

OIL & GAS (continued)
Parker Drilling Co. (b)                        15,837  $   35,633
Patina Oil & Gas Corp.                          4,527     190,948
Penn Virginia Corp.                             1,300      58,955
PetroCorp, Inc. (b)                             1,500      20,100
Petroleum Development Corp. (b)                 3,100      41,106
Plains Exploration & Production
 Co. (b)                                        5,122      69,506
Plains Resources, Inc. (b)                      2,300      30,475
Prima Energy Corp. (b)                          1,491      41,480
Quaker Chemical Corp.                             600      15,924
Quicksilver Resources, Inc. (b)                 2,090      53,713
Quiksilver, Inc. (b)                            8,068     138,528
Range Resources Corp. (b)                       6,863      52,502
Remington Oil & Gas Corp. (b)                   3,180      56,763
RPC, Inc.                                       1,201      12,526
Spinnaker Exploration Co. (b)                   3,424      87,620
Stone Energy Corp. (b)                          4,041     146,042
Swift Energy Co. (b)                            3,834      53,293
Tesoro Petroleum Corp. (b)                      8,400      95,760
Tom Brown, Inc. (b)                             6,473     174,899
Unit Corp. (b)                                  6,100     118,279
Vintage Petroleum, Inc.                         9,500     109,725
World Fuel Services Corp.                       1,600      45,856
                                                      -----------
                                                        3,288,928
                                                      -----------

-----------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.6%)
CARBO Ceramics, Inc.                            1,800      75,600
Dril-Quip, Inc. (b)                               413       6,195
Frontier Oil Corp.                              4,362      69,792
Global Industries Ltd. (b)                     14,500      66,990
Holly Corp.                                     1,900      47,348
Hydril Co. (b)                                  2,500      58,625
Lone Star Technologies, Inc. (b)                3,634      50,585
SEACOR SMIT, Inc. (b)                           2,411      92,390
SJW Corp.                                         200      17,700
Superior Energy Services, Inc. (b)              5,584      49,921
TETRA Technologies, Inc. (b)                    3,308      74,794
TRC Cos., Inc. (b)                              1,100      19,503
Veritas DGC, Inc. (b)                           3,567      31,604
W-H Energy Services, Inc. (b)                   3,443      53,986
WD-40 Co.                                       3,134     101,698
                                                      -----------
                                                          816,731
                                                      -----------

-----------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT (0.1%)
Gulf Island Fabrication, Inc. (b)               2,180      32,809
Oil States International, Inc. (b)              2,600      31,850
Universal Compression Holdings,
Inc. (b)                                        1,900      41,781
                                                      -----------
                                                          106,440
                                                      -----------

-----------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.7%)
Buckeye Technologies, Inc. (b)                  2,490      22,435
Caraustar Industries, Inc. (b)                  5,031      48,348
Chesapeake Corp.                                1,670      40,748

52     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT         VALUE
------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (continued)
Deltic Timber Corp.                                    1,156  $   33,096
Glatfelter & Co.                                       4,565      58,204
Longview Fibre Co.                                     6,831      73,433
Louisiana-Pacific Corp. (b)                           15,505     294,905
Pope & Talbot, Inc.                                    3,700      53,021
Potlatch Corp.                                         4,688     146,547
Rock-Tenn Co.                                          3,100      49,910
Schweitzer-Mauduit International, Inc.                 2,075      55,195
Universal Forest Products, Inc.                        2,700      79,920
Wausau-Mosinee Paper Corp.                             4,324      53,445
                                                              ----------
                                                               1,009,207
                                                              ----------

------------------------------------------------------------------------
PHARMACEUTICALS (2.3%)
Alexion Pharmaceuticals, Inc. (b)                      2,729      50,487
Alteon, Inc. (b)                                       9,200      17,204
American Pharmaceutical Partners, Inc. (b)                 1          24
AtheroGenics, Inc. (b)                                 6,300     103,887
AVI BioPharma, Inc. (b)                                3,200      15,520
BioMarin Pharmaceutical, Inc. (b)                      9,800      68,600
Biopure Corp. (b)                                      5,553      19,213
Bone Care International, Inc. (b)                      1,000      14,000
Bradley Pharmaceuticals, Inc. (b)                      1,500      40,305
Cell Genesys, Inc. (b)                                 5,000      64,200
CIMA Labs, Inc. (b)                                    2,628      82,519
CollaGenex Pharmaceuticals, Inc. (b)                   1,660      15,969
Corixa Corp. (b)                                       6,129      36,590
Cubist Pharmaceuticals, Inc. (b)                       5,690      66,118
D & K Healthcare Resources, Inc.                       1,500      19,380
Del Laboratories, Inc. (b)                               205       5,025
Dendreon Corp. (b)                                     2,800      23,576
DOV Pharmaceutical, Inc. (b)                           2,500      30,625
Encysive Pharmaceuticals, Inc. (b)                     8,400      53,172
Enzon, Inc. (b)                                        5,500      61,380
First Horizon Pharmaceutical
Corp. (b)                                              4,200      29,694
Geron Corp. (b)                                        5,937      75,400
Hollis-Eden Pharmaceuticals, Inc. (b)                  1,200      21,612
ILEX Oncology, Inc. (b)                                5,878     122,615
ImmunoGen, Inc. (b)                                    4,729      21,990
Impax Laboratories, Inc. (b)                           5,600      66,416
Indevus Pharmaceuticals, Inc. (b)                      4,412      24,134
Inspire Pharmaceuticals, Inc. (b)                      4,100      76,342
Inter Parfums, Inc.                                      800      10,960
Inveresk Research Group, Inc. (b)                      4,200      97,440
Isis Pharmaceuticals, Inc. (b)                         5,370      35,711
Kos Pharmaceuticals, Inc. (b)                          1,568      62,265
La Jolla Pharmaceutical Co. (b)                        5,000      17,050
Lannett Co., Inc. (b)                                    700      12,873
Medical Co. (b)                                        6,373     169,839
MIM Corp. (b)                                          4,900      28,861
Nektar Therapeutic (b)                                 8,000     105,120
NeoPharm, Inc. (b)                                     1,435      21,927
Noven Pharmaceuticals, Inc. (b)                        2,400      24,216

                                                   SHARES OR
                                               PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------

PHARMACEUTICALS (continued)
Onyx Pharmaceuticals, Inc. (b)                         5,100  $  124,797
Pain Therapeutics, Inc. (b)                            5,300      33,390
Parexel International Corp. (b)                        4,178      69,856
Penwest Pharmaceuticals Co. (b)                        3,000      49,140
Peregrine Pharmaceuticals, Inc. (b)                   15,573      32,703
Perrigo Co.                                           10,910     146,740
Pharmacopeia, Inc. (b)                                 2,716      33,896
POZEN, Inc. (b)                                        3,100      38,843
PRAECIS Pharmaceuticals, Inc. (b)                      7,533      52,204
Progenics Pharmaceuticals, Inc. (b)                      900      16,029
Regeneron Pharmaceuticals, Inc. (b)                    4,417      61,131
Salix Pharmaceuticals, Inc. (b)                        2,100      41,580
Savient Pharmaceuticals, Inc. (b)                     10,657      64,475
SuperGen, Inc. (b)                                     5,986      61,776
Telik, Inc. (b)                                        5,668     115,174
Theragenics Corp. (b)                                  2,386      10,618
Transkaryotic Therapies, Inc. (b)                      4,674      61,276
United Therapeutics Corp. (b)                          3,331      67,053
Vertex Pharmaceuticals, Inc. (b)                      13,100     171,871
Vicuron Pharmaceuticals, Inc. (b)                      8,094     148,525
VIVUS, Inc. (b)                                        3,900      14,547
                                                              ----------
                                                               3,227,883
                                                              ----------

------------------------------------------------------------------------
PHOTOGRAPHIC (0.0%)
Concord Camera Corp. (b)                               4,024      51,668
                                                              ----------

------------------------------------------------------------------------
PIPELINES (0.1%)
Aquila, Inc. (b)                                      27,400     108,230
TransMontaigne, Inc. (b)                               2,054      11,872
                                                              ----------
                                                                 120,102
                                                              ----------

------------------------------------------------------------------------
POLLUTION CONTROL (0.2%)
BHA Group Holdings, Inc.                                 900      21,060
Calgon Carbon Corp.                                    3,948      25,346
Casella Waste Systems, Inc., Class A (b)               2,273      28,617
Clean Harbors, Inc. (b)                                2,600       9,620
Duratek, Inc. (b)                                        100         940
Gundle/SLT Environmental, Inc. (b)                     1,400      24,010
Lydall, Inc. (b)                                       1,000      11,890
Waste Connections, Inc. (b)                            3,953     137,090
                                                              ----------
                                                                 258,573
                                                              ----------

------------------------------------------------------------------------
PRINTING & PUBLISHING (0.5%)
Banta Corp.                                            4,117     157,515
Bowne & Co., Inc.                                      4,258      63,870
Courier Corp.                                            400      21,928
Hollinger International, Inc.                          4,900      65,807
Information Holdings, Inc. (b)                         1,600      35,872
Journal Register Co. (b)                               5,059     101,332
Mail-Well, Inc. (b)                                    3,491      14,383
Playboy Enterprises, Inc. (b)                          1,434      22,213

2003  ANNUAL  REPORT  53
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT     VALUE
-------------------------------------------------------------

PRINTING & PUBLISHING (continued)
Presstek, Inc. (b)                            3,536  $ 27,263
PRIMEDIA, Inc. (b)                           21,100    56,759
ProQuest Co. (b)                              3,450   102,465
Pulitzer, Inc.                                  872    45,388
Thomas Nelson, Inc.                           2,400    38,040
                                                     --------
                                                      752,835
                                                     --------

-------------------------------------------------------------
RADIO (0.1%)
Beasley Broadcast Group, Inc. (b)             1,030    15,017
Emerson Radio Corp. (b)                       1,100     4,499
Saga Communications, Inc. (b)                 1,625    30,875
Spanish Broadcasting System, Inc. (b)         5,264    47,376
                                                     --------
                                                       97,767
                                                     --------

-------------------------------------------------------------
RAILROADS (0.0%)
Florida East Coast Industries, Inc.           2,219    65,949
                                                     --------

-------------------------------------------------------------
REAL ESTATE (0.2%)
Avatar Holdings, Inc. (b)                       500    16,330
Consolidated-Tomoka Land Co.                    500    14,805
Getty Realty Corp.                            1,800    44,550
Jones Lang LaSalle, Inc. (b)                  4,200    80,010
Price Legacy Corp. (b)                        2,400     8,232
Tarragon Realty Investors, Inc. (b)             100     1,563
Trammell Crow Co. (b)                         3,898    53,052
United Capital Corp.                            800    13,824
                                                     --------
                                                      232,366
                                                     --------

-------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
(REIT) (4.8%)
Acadia Realty Trust                           3,199    36,277
Alexandria Real Estate Equities, Inc.         3,300   168,299
American Land Lease, Inc.                     1,100    20,020
American Mortgage Acceptance Co.              1,700    28,237
Amli Residential Properties Trust             3,100    78,864
Anthracite Capital, Inc.                      5,700    58,083
Apex Mortgage Capital, Inc.                   5,100    30,090
Associated Estates Realty Corp.               1,800    11,628
Bedford Property Investors, Inc.              2,350    61,711
Boykin Lodging Co.                            3,100    25,668
Brandywine Realty Trust                       3,804    96,393
Capital Automotive REIT                       4,464   138,875
Capstead Mortgage Corp.                       2,200    29,370
Colonial Properties Trust                     3,335   123,395
Commercial Net Lease Realty                   5,900   101,480
Cornerstone Realty Income Trust, Inc.         6,407    52,986
Corporate Office Properties Trust             4,400    85,096
Correctional Properties Trust                 2,000    54,180
Corrections Corporation of America (b)        5,332   130,954
CRIIMI MAE, Inc. (b)                          1,000    11,230
Crown American Realty Trust                   5,400    64,692
EastGroup Properties, Inc.                    3,300    96,195

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT     VALUE
-------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REIT) (continued)
Entertainment Properties Trust                3,840  $123,571
Equity Inns, Inc.                             7,700    65,065
Equity One, Inc.                              3,900    65,325
Essex Property Trust, Inc.                    2,929   175,388
FelCor Lodging Trust, Inc.                    7,800    79,482
First Industrial Realty Trust, Inc.           6,700   216,409
Gables Residential Trust                      4,909   157,972
Glenborough Realty Trust, Inc.                1,652    32,214
Glimcher Realty Trust                         4,495    95,204
Great Lakes REIT                              1,698    27,219
Health Care REIT, Inc.                        7,000   232,049
Heritage Property Investment                  2,800    78,960
Home Properties of New York, Inc.             4,311   165,974
Impac Mortgage Holdings, Inc.                 7,000   105,350
Innkeepers USA Trust                          4,871    42,378
Investors Real Estate Trust                   3,600    35,748
Keystone Property Trust                       1,996    39,920
Kilroy Realty Corp.                           3,422    98,896
Koger Equity                                  4,000    77,480
Kramont Realty Trust                          2,300    39,491
La Quinta Corp. (b)                          15,427    95,185
LaSalle Hotel Properties                      1,904    32,082
Lexington Corporate Properties Trust          5,700   109,326
LTC Properties, Inc.                          1,500    17,760
Manufactured Home Communities, Inc.           2,638   100,244
MeriStar Hospitality Corp. (b)                6,479    44,252
Mfa Mortgage Investments                      8,200    78,474
Mid-America Apartment Communities, Inc.       3,112    97,717
Mission West Properties, Inc.                 2,900    36,337
National Health Investors, Inc.               4,437    94,286
National Health Realty, Inc.                    700    11,718
Nationwide Health Properties, Inc.            9,035   165,341
Newcastle Investment Corp.                    3,100    72,540
Omega Healthcare Investors, Inc.                500     3,750
Parkway Properties, Inc.                      1,900    83,695
Pennsylvania Real Estate
 Investment Trust                             3,100   103,540
Post Properties, Inc.                         5,614   148,210
Prentiss Properties Trust                     5,429   164,173
PS Business Parks, Inc.                       1,675    63,148
Rait Investment Trust                         2,700    63,072
Ramco-Gershenson Properties Trust             1,800    43,470
Reckson Associates Realty Corp.               8,800   195,535
Redwood Trust, Inc.                           2,105   104,408
Saul Centers, Inc.                            1,245    33,864
Senior Housing Properties Trust               6,400    95,296
Sizeler Property Investors                    2,800    29,512
SL Green Realty Corp.                         4,000   144,600
Sovran Self Storage, Inc.                     2,700    91,395
Summit Properties, Inc.                       3,146    70,345
Sun Communities, Inc.                         2,585    94,223
Tanger Factory Outlet Centers, Inc.             787    31,779
Taubman Centers, Inc.                         7,999   161,260

54     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT      VALUE
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REIT) (continued)
Town & Country Trust                           1,551  $   36,030
U.S. Restaurant Properties, Inc.               3,600      57,600
United Mobile Homes, Inc.                        100       1,640
Universal Health Realty Income Trust           2,373      66,468
Urstadt Biddle Properties, Inc., Class A       2,100      28,455
Ventas, Inc.                                  11,048     206,597
Washington Real Estate
 Investment Trust                              5,400     159,840
Winston Hotels, Inc.                           5,045      50,702
                                                      ----------
                                                       6,745,687
                                                      ----------

----------------------------------------------------------------
RECREATIONAL VEHICLES & BOATS (0.2%)
Arctic Cat, Inc.                               1,776      39,996
Thor Industries, Inc.                          3,160     202,619
                                                      ----------
                                                         242,615
                                                      ----------

----------------------------------------------------------------
RESEARCH & DEVELOPMENT (0.4%)
aaiPharma, Inc. (b)                            2,150      38,894
Albany Molecular Research, Inc. (b)            2,937      43,174
Antigenics, Inc. (b)                           3,388      37,065
Biosite, Inc. (b)                              2,000      51,600
Forrester Research, Inc. (b)                   3,081      52,531
Gene Logic, Inc. (b)                           6,948      34,532
MGI PHARMA, Inc. (b)                           4,681     175,817
Nuvelo, Inc. (b)                               7,000      23,170
Regeneration Technologies, Inc. (b)            4,600      55,200
Trimeris, Inc. (b)                             2,508      64,205
                                                      ----------
                                                         576,188
                                                      ----------

----------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION (0.4%)
Ameron International Corp.                       800      26,272
Dominion Homes, Inc. (b)                         800      22,600
Dycom Industries, Inc. (b)                     7,198     155,549
Insituform Technologies, Inc. (b)              3,694      52,824
M/I Schottenstein Homes, Inc.                  2,000      83,260
Standard Pacific Corp.                         4,883     233,652
William Lyon Homes (b)                           500      32,400
                                                      ----------
                                                         606,557
                                                      ----------

----------------------------------------------------------------
RESTAURANTS (1.1%)
Bob Evans Farms, Inc.                          6,134     181,321
California Pizza Kitchen, Inc. (b)             3,400      63,240
Chicago Pizza & Brewery, Inc. (b)              2,200      28,270
CKE Restaurants, Inc. (b)                      9,800      69,580
Dave & Buster's, Inc. (b)                        900      11,835
IHOP Corp.                                     2,500      92,750
Jack in the Box, Inc. (b)                      5,802     105,538
Landry's Restaurants, Inc.                     2,551      63,852
Lone Star Steakhouse & Saloon, Inc.            3,122      68,278
O'Charley's, Inc. (b)                          3,408      57,425
P.F. Chang's China Bistro, Inc. (b)            3,700     180,338

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT     VALUE
----------------------------------------------------------------

RESTAURANTS (continued)
Panera Bread Co. (b)                           4,800  $  193,105
Papa John's International, Inc. (b)            2,400      63,144
Ryan Family Steak Houses, Inc. (b)             5,752      80,183
Sonic Corp. (b)                                6,729     187,133
Steak n Shake Co. (The) (b)                    2,400      41,520
Triarc Companies, Inc.                         4,690      49,995
                                                      ----------
                                                       1,537,507
                                                      ----------

----------------------------------------------------------------
RETAIL (4.5%)
1-800-FLOWERS.COM (b)                          3,200      33,440
7-Eleven, Inc. (b)                             2,721      43,400
A.C. Moore Arts & Crafts, Inc. (b)             2,100      48,573
Alexander's, Inc. (b)                            200      21,480
America's Car-Mart, Inc. (b)                     900      27,765
American Eagle Outfitters, Inc. (b)            7,800     124,722
AnnTaylor Stores Corp. (b)                     6,600     236,280
Asbury Automotive Group, Inc. (b)              1,200      20,400
Big 5 Sporting Goods Corp. (b)                 2,200      41,074
BJ's Wholesale Club, Inc. (b)                 10,200     262,037
Blair Corp.                                    1,800      40,860
Blue Rhino Corp. (b)                           1,900      22,040
Brookstone, Inc. (b)                           2,100      42,903
Building Materials Holding Corp.               3,100      43,834
Casey's General Stores, Inc.                   8,047     124,729
Cash America International, Inc.               4,500      85,905
Casual Male Retail Group, Inc. (b)             4,900      43,610
Cato Corp.                                     1,994      42,073
CEC Entertainment, Inc. (b)                    3,400     166,260
Charlotte Russe Holding, Inc. (b)              2,100      28,245
Children's Place Retail Store,
 Inc. (The) (b)                                2,300      69,230
Christopher & Banks Corp.                      5,322     155,402
Coldwater Creek, Inc. (b)                        750       9,285
Copart, Inc. (b)                              11,800     147,146
Cost Plus, Inc. (b)                            3,700     169,719
CSK Auto Corp. (b)                             6,200     106,330
Dick's Sporting Goods, Inc. (b)                2,200     101,156
Dillards, Inc., Class A                       10,600     171,402
Dress Barn, Inc. (b)                           2,201      30,814
Duane Reade, Inc. (b)                          2,500      34,375
Electronics Boutique Holdings
Corp. (b)                                      2,167      61,651
F.A.O., Inc. (b)                                 133         783
Finlay Enterprises, Inc. (b)                     500       7,570
Fossil, Inc. (b)                               4,282     115,614
Fred's, Inc.                                   6,538     246,352
Friedman's, Inc., Class A                      4,200      50,862
Galyan's Trading Co. (b)                       1,400      18,354
Genesco, Inc. (b)                              2,500      42,125
Group 1 Automotive, Inc. (b)                   2,395      84,855
Guitar Center, Inc. (b)                        2,497      81,277
Gymboree Corp. (b)                             5,342      88,143
Hancock Fabrics, Inc.                          2,100      31,311
Haverty Furniture Co., Inc.                    3,200      66,400

2003  ANNUAL  REPORT  55
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                                 SHARES OR
                                                PRINCIPAL
                                                  AMOUNT     VALUE
--------------------------------------------------------------------

RETAIL (continued)
Hibbet Sporting Goods, Inc. (b)                    2,250  $   61,448
Hollywood Entertainment Corp. (b)                  9,100     138,320
Insight Enterprises, Inc. (b)                      7,885     132,626
InterTan, Inc. (b)                                 2,415      25,406
J. Jill Group, Inc. (b)                            3,438      41,840
Jo-Ann Stores, Inc., Class A (b)                   1,800      54,018
Kirkland's, Inc. (b)                                 900      19,845
Linens 'n Things, Inc. (b)                         6,628     195,659
M&F Worldwide Corp. (b)                              200       2,210
Men's Wearhouse, Inc. (b)                          5,219     153,752
Movado Group, Inc.                                   600      14,430
Movie Gallery, Inc. (b)                            4,635      95,852
OfficeMax, Inc. (b)                               18,883     180,899
Pantry, Inc. (The) (b)                               300       4,920
PC Connection, Inc. (b)                            1,900      19,456
Penn Traffic Co. (The) (b)                           100          14
PETCO Animal Supplies, Inc. (b)                    6,100     202,398
RARE Hospitality International,
 Inc. (b)                                          5,350     132,680
Rent-Way, Inc. (b)                                 2,325      13,950
Restoration Hardware, Inc. (b)                     3,700      29,452
REX Stores Corp. (b)                                 300       4,728
Sharper Image Corp. (b)                            1,100      31,680
Shop At Home, Inc. (b)                             2,900       8,700
ShopKo Stores, Inc. (b)                            3,200      49,536
Smart & Final, Inc. (b)                            1,415      10,202
Sonic Automotive, Inc.                             4,000      90,800
Sports Authority, Inc. (The) (b)                   3,106     115,543
Stein Mart, Inc. (b)                               2,353      16,918
Too, Inc. (b)                                      4,986      82,269
Tractor Supply Co. (b)                             5,000     209,550
Trans World Entertainment Corp. (b)                2,705      17,583
Tuesday Morning Corp. (b)                          2,282      72,773
Tweeter Home Entertainment
 Group, Inc. (b)                                   2,300      19,205
Ultimate Electronics, Inc. (b)                     2,038      18,322
United Rentals, Inc. (b)                           7,900     137,618
Urban Outfitters, Inc. (b)                         4,000     133,440
Weis Markets, Inc.                                 1,300      47,515
WESCO International, Inc. (b)                      1,900      13,129
West Marine, Inc. (b)                              2,100      46,536
Whitehall Jewellers, Inc. (b)                      1,000      12,230
Zale Corp. (b)                                     4,900     253,623
                                                          ----------
                                                           6,300,861
                                                          ----------

--------------------------------------------------------------------
RETAIL/FOOD & DRUG (0.3%)
Arden Group, Inc., Class A                           168      11,787
Ingles Markets, Inc., Class A                      2,141      21,731
Longs Drug Stores Corp.                            4,600     103,040
Nash-Finch Co.                                     2,423      38,162
Pathmark Stores, Inc. (b)                          4,558      31,222
Ruddick Corp.                                      6,223      99,319
United Natural Foods, Inc. (b)                     3,584     138,630
Wild Oats Markets, Inc. (b)                        4,253      44,146
                                                          ----------
                                                             488,037
                                                          ----------

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT    VALUE
--------------------------------------------------------------------

SEMICONDUCTORS (3.8%)
Actel Corp. (b)                                    3,931  $  106,058
Alliance Semiconductor Corp. (b)                   4,331      33,349
Artisan Components, Inc. (b)                       2,200      45,122
Asyst Technologies, Inc. (b)                       5,900     110,035
ATMI, Inc. (b)                                     4,891     112,444
Axcelis Technologies, Inc. (b)                    14,700     155,526
Brooks Automation, Inc. (b)                        5,429     135,454
ChipPac, Inc. (b)                                  5,349      44,611
Cirrus Logic, Inc. (b)                            10,800      88,128
COHU, Inc.                                         3,851      77,290
Conexant Systems, Inc. (b)                        41,800     243,693
Credence Systems Corp. (b)                         9,562     155,956
Cymer, Inc. (b)                                    5,800     264,827
Diodes, Inc. (b)                                     200       4,728
DuPont Photomasks, Inc. (b)                        2,300      53,314
Entegris, Inc. (b)                                 9,400     123,704
ESS Technology, Inc. (b)                           3,600      49,968
Exar Corp. (b)                                     7,127     114,673
FEI Co. (b)                                        4,300     102,125
Genesis Microchip, Inc. (b)                        4,956      82,170
GlobespanVirata, Inc. (b)                         15,917      98,049
Helix Technology Corp.                             4,200      75,390
Ixia (b)                                           3,071      36,852
IXYS Corp. (b)                                     3,802      37,260
Kopin Corp. (b)                                   10,200      74,766
LTX Corp. (b)                                      7,353     105,074
Mattson Technology, Inc. (b)                       5,340      75,881
Microsemi Corp. (b)                                3,709      76,776
Mindspeed Technologies, Inc. (b)                  13,600      69,632
MKS Instruments, Inc. (b)                          4,600     119,600
Mykrolis Corp (b)                                  4,000      59,000
New Focus, Inc. (b)                               11,332      58,813
OmniVision Technologies, Inc. (b)                  3,700     210,160
On Semiconductor Corp. (b)                         6,600      28,380
Oplink Communications, Inc. (b)                   15,481      36,226
Optical Communication Products,
Inc. (b)                                             617       1,450
OSI Systems, Inc. (b)                              2,300      42,297
ParthusCeva, Inc. (b)                              2,600      19,214
Pericom Semiconductor Corp. (b)                    3,850      43,852
Photronics Corp. (b)                               4,441      95,659
Pixelworks, Inc. (b)                               5,450      65,836
Power Integrations, Inc. (b)                       3,865     134,579
Rudolph Technologies, Inc. (b)                     1,800      47,070
Semitool, Inc. (b)                                 2,872      26,193
Semtech Corp. (b)                                  8,900     197,580
Silicon Image, Inc. (b)                           10,100      71,003
Silicon Storage Technology, Inc. (b)              11,242     125,686
Siliconix, Inc. (b)                                  700      35,532
SIPEX Corp. (b)                                    4,400      38,544
Skyworks Solutions Co. (b)                        23,467     201,347
Superconductor Technologies,
 Inc. (b)                                         11,100      56,499
Supertex, Inc. (b)                                   652      12,225

56     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                         SHARES OR
                                      PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------

SEMICONDUCTORS (continued)
Three-Five Systems, Inc. (b)                     5,100  $   23,664
Transmeta Corp. (b)                             20,900      84,645
TriQuint Semiconductor, Inc. (b)                20,309     145,616
Ultratech Stepper, Inc. (b)                      3,500     109,235
Veeco Instruments, Inc. (b)                      3,208      81,291
Virage Logic Corp. (b)                           1,500      14,850
Vitesse Semiconductor Corp. (b)                 32,000     225,280
White Electronic Designs Corp. (b)               3,500      38,500
Xicor, Inc. (b)                                  3,366      38,103
                                                        ----------
                                                         5,240,784
                                                        ----------

------------------------------------------------------------------
SERVICES (1.4%)
Alderwoods Group, Inc. (b)                       7,400      55,130
APAC Customer Services, Inc. (b)                 2,144       5,510
aQuantive, Inc. (b)                              6,900      72,450
Arbitron, Inc. (b)                               4,381     173,050
Central Parking Corp.                            2,100      25,347
Clark, Inc. (b)                                  2,200      33,110
Coinstar, Inc. (b)                               3,338      48,902
Cornell Cos., Inc. (b)                           1,700      24,123
CPI Corp.                                        2,035      40,110
CyberGuard Corp. (b)                               600       5,196
Digital Generation Systems,
 Inc. (b)                                        1,600       3,088
Digital Think, Inc. (b)                          2,800       6,272
FTD, Inc. (b)                                      100       2,463
FTI Consulting, Inc. (b)                         7,007     139,439
Genesis Health Ventures, Inc. (b)                4,400     118,360
Healthcare Services Group, Inc.                  1,900      30,970
ICT Group, Inc. (b)                                600       7,926
Kroll, Inc. (b)                                  6,300     146,538
Labor Ready, Inc. (b)                            7,594      82,547
Manhattan Associates, Inc. (b)                   3,000      83,520
MasTec, Inc. (b)                                 2,700      34,803
National Healthcare Corp. (b)                      800      15,360
NDCHealth Corp.                                  4,998     131,897
Perini Corp. (b)                                 1,200       9,948
Perot Systems Corp., Class A (b)                10,600     112,572
Quanta Services, Inc. (b)                       10,800      88,344
Rollins, Inc.                                    2,322      47,183
Secure Computing Corp. (b)                       4,584      65,918
Sotheby's Holdings, Inc. (b)                     6,588      70,162
Stewart Enterprises, Inc.,
 Class A (b)                                    11,864      48,405
Tetra Tech, Inc. (b)                             8,543     192,046
URS Corp. (b)                                    3,221      70,508
Volt Information Sciences, Inc. (b)                500       8,750
Wackenhut Corrections Corp. (b)                  2,000      41,640
                                                        ----------
                                                         2,041,587
                                                        ----------

------------------------------------------------------------------
STEEL (0.4%)
AK Steel Holding Corp. (b)                      16,100      38,640
Allegheny Technologies, Inc.                    11,200      85,680
Carpenter Technology Corp.                       3,224      83,340

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT     VALUE
------------------------------------------------------------------

STEEL (continued)
Gibraltar Steel Corp.                            1,089  $   26,158
Maverick Tube Corp. (b)                          6,139     103,688
NS Group, Inc. (b)                               1,046       7,939
Reliance Steel & Aluminum Co.                    2,900      83,230
Ryerson Tull, Inc.                               2,499      20,142
Schnitzer Steel Industries, Inc.                 1,600      60,288
Steel Dynamics, Inc. (b)                         6,925     129,013
                                                        ----------
                                                           638,118
                                                        ----------

------------------------------------------------------------------
TECHNOLOGY (2.6%)
Andrew Corp. (b)                                24,504     320,513
Benchmark Electronics, Inc. (b)                  3,741     182,262
Black Box Corp.                                  2,147      92,450
CommScope, Inc. (b)                              7,612     117,910
Concur Technologies, Inc. (b)                    3,500      40,145
CTS Corp.                                        4,780      52,915
Datastream Systems, Inc. (b)                     1,508      11,702
Digimarc Corp. (b)                               1,874      31,446
Dionex Corp. (b)                                 2,652     112,816
EMS Technologies, Inc. (b)                       2,300      40,940
Excel Technology, Inc. (b)                       1,719      48,390
IGEN International, Inc. (b)                     2,651     153,625
Input/Output, Inc. (b)                           6,181      25,404
Intergraph Corp. (b)                             7,904     205,978
Invision Technologies, Inc. (b)                  2,800      76,076
KEMET Corp. (b)                                 13,000     172,250
Kronos, Inc. (b)                                 3,021     181,260
Kulicke & Soffa Industries, Inc. (b)             7,568     111,098
Lattice Semiconductor Corp. (b)                 17,400     135,720
Lionbridge Technologies, Inc. (b)                6,000      54,180
Medis Technologies, Inc. (b)                     1,277      12,042
Metrologic Instruments, Inc. (b)                 1,200      28,116
Micros Systems, Inc. (b)                         3,033     122,806
Monolithic System Technology (b)                 2,300      18,745
MTC Technologies, Inc. (b)                       1,200      35,148
Opsware, Inc. (b)                                6,800      56,576
Orbital Sciences Corp. (b)                       6,422      59,018
Palatin Technologies, Inc. (b)                   5,600      24,080
Plantronics, Inc. (b)                            5,949     165,442
Plexus Corp. (b)                                 5,945     102,789
Progress Software Corp. (b)                      4,774     105,362
Puma Technology, Inc. (b)                        4,900      34,202
Sonic Solutions (b)                              2,500      44,500
Symmetricom, Inc. (b)                            6,200      44,640
Varian Semiconductor Equipment
Associates, Inc. (b)                             4,244     205,197
Varian, Inc. (b)                                 5,024     179,909
Westell Technologies, Inc.,
Class A (b)                                      6,500      54,145
Wilson Greatbatch
 Technologies, Inc. (b)                          2,600      98,020
                                                        ----------
                                                         3,557,817
                                                        ----------

2003  ANNUAL  REPORT  57
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)


COMMON  STOCKS  (CONTINUED)
                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT                        VALUE
-----------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.6%)
Aehter Systems, Inc. (b)                        5,400                    $   25,920
Align Technology, Inc. (b)                      6,700                       103,314
Anaren Microwave, Inc. (b)                      2,563                        36,266
Applied Signal Technology, Inc.                 1,700                        35,190
Arris Group, Inc. (b)                           7,100                        42,600
Aspect Communications Corp. (b)                 4,800                        64,944
Boston Communications Group,
Inc. (b)                                        2,579                        24,294
Centennial Communications Corp. (b)             1,200                         7,200
Centillium Communications, Inc. (b)             3,504                        18,781
Cincinnati Bell, Inc. (b)                      26,000                       132,860
Commonwealth Telephone
Enterprises, Inc. (b)                           3,816                       155,540
Computer Network Technology
Corp. (b)                                       4,700                        46,530
Comtech Telecommunications
Corp. (b)                                       1,850                        54,483
Corvis Corp. (b)                               48,000                        68,640
CT Communications, Inc.                         2,800                        38,892
D&E Communications, Inc.                        2,100                        29,589
Ditech Communications Corp. (b)                 2,600                        27,430
Dobson Communications Corp. (b)                 1,900                        16,473
Finisar Corp. (b)                              19,900                        61,690
General Cable Corp. (b)                         3,900                        37,011
General Communication, Inc. (b)                 8,400                        82,824
Golden Telecom, Inc. (b)                        2,000                        51,842
Hickory Tech Corp.                                948                        11,329
Hungarian Telephone & Cable
Corp. (b)                                         100                           971
INET Technologies, Inc. (b)                     2,960                        39,812
Infonet Services Corp., Class B (b)             5,100                        12,087
InfoSpace, Inc. (b)                             3,900                       101,712
InterVoice-Brite, Inc. (b)                      4,800                        49,968
Lightbridge, Inc. (b)                           3,964                        38,054
McleodUSA, Inc., Class A (b)                   13,900                        16,402
Metro One Telecommunications,
 Inc. (b)                                       3,608                         9,525
Neon Communications, Inc. (b)                     125                             0
NII Holdings, Inc., Class B (b)                 2,300                       177,307
North Pittsburgh Systems, Inc.                  1,463                        26,890
Price Communications Corp. (b)                  4,693                        58,991
Primus Telecommunications Group,
Inc. (b)                                        7,700                        70,994
RCN Corp. (b)                                   8,900                        12,193
Regent Communications, Inc. (b)                 3,100                        18,538
SBA Communications Corp. (b)                    3,600                        14,652
Shenandoah Telecommunications Co.                 300                        12,708
Surewest Communications                         2,100                        83,727
Talk America Holdings, Inc. (b)                 4,799                        59,892
Tellium Inc. (b)                               17,600                        28,512
Tollgrade Communications, Inc. (b)              2,300                        36,041
Triton PCS Holdings, Inc. (b)                   2,600                        11,674
Warwick Valley Telephone Co.                    1,500                        47,250
Western Wireless Corp., Class A (b)             8,900                       172,660
WilTel Communications Group, Inc. (b)           4,200                        74,466
XO Communications, Inc. (b)                     5,400                             0
                                                                       ------------
                                                                          2,348,668
                                                                       ------------

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------

TIRE & RUBBER (0.3%)
Bandag, Inc.                                          1,287  $   47,104
Cooper Tire & Rubber Co.                             11,400     224,124
Goodyear Tire & Rubber Co, (The)                     25,400     174,244
                                                             ----------
                                                                445,472
                                                             ----------

-----------------------------------------------------------------------
TOBACCO (0.2%)
DIMON, Inc.                                           7,245      52,164
Standard Commercial Corp.                             1,100      20,988
Star Scientific, Inc. (b)                             4,200       8,022
Universal Corp.                                       4,295     187,176
Vector Group Ltd.                                     4,464      70,308
                                                             ----------
                                                                338,658
                                                             ----------

-----------------------------------------------------------------------
TRANSPORTATION SERVICES (1.4%)
Alexander & Baldwin, Inc.                             7,052     218,683
Ambassadors International, Inc.                       1,500      19,200
Arkansas Best Corp.                                   3,999     132,407
Covenant Transport, Inc., Class A (b)                 1,900      36,233
EGL, Inc. (b)                                         5,729      93,440
Forward Air Corp. (b)                                 1,200      34,896
Genesee & Wyoming, Inc., Class A (b)                  1,400      34,034
Greenbrier Companies, Inc. (b)                          200       2,528
Gulfmark Offshore, Inc. (b)                           2,500      34,900
Heartland Express, Inc.                               4,743     117,816
Interpool, Inc.                                         374       5,460
Kansas City Southern Industries, Inc. (b)             9,724     128,649
Kirby Corp. (b)                                       2,544      74,743
Knight Transportation, Inc. (b)                       4,563     114,851
Landstar System, Inc. (b)                             2,572     187,859
Maritrans, Inc.                                         300       4,728
Navigant International, Inc. (b)                      2,889      43,537
Offshore Logistics, Inc. (b)                          2,200      47,960
Old Dominion Freight Line, Inc. (b)                   2,100      67,347
Overseas Shipholding Group, Inc.                      2,171      59,181
P.A.M. Transportation Services, Inc. (b)                400       7,560
Pacer International, Inc. (b)                         3,600      74,232
Pegasus Solutions, Inc. (b)                           4,766      52,045
Petroleum Helicopters, Inc. (b)                         400      12,360
RailAmerica, Inc. (b)                                 3,198      33,963
Roadway Corp.                                         1,845      94,556
SCS Transportation, Inc. (b)                          2,429      36,459
Seabulk International, Inc. (b)                         700       5,355
U.S. Xpress Enterprises, Inc. (b)                       600       7,632
Yellow Corp. (b)                                      5,158     169,440
                                                             ----------
                                                              1,952,054
                                                             ----------

58     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                            SHARES OR
                                                        PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------
UTILITIES (1.5%)
Allegheny Energy, Inc. (b)                                         21,600  $    228,528
Black Hills Corp.                                                   5,700       183,369
Central Vermont Public
Service Corp.                                                       1,347        30,981
CH Energy Group, Inc.                                               2,663       116,639
CMS Energy Corp.                                                   20,400       165,648
Empire District Electric Co.                                        3,673        77,868
FuelCell Energy, Inc. (b)                                           5,400        82,404
Headwaters, Inc. (b)                                                4,904        91,901
IDACORP, Inc.                                                       6,600       179,190
Littlelfuse, Inc. (b)                                               2,618        69,639
MGE Energy, Inc.                                                    2,477        78,521
Otter Tail Co.                                                      3,600        96,084
PNM Resources, Inc.                                                 5,953       168,351
Sierra Pacific Resources (b)                                       19,511       116,481
Time Warner Telecom, Inc. (b)                                       6,500        67,275
UIL Holdings Corp.                                                  2,273        85,374
UniSource Energy Corp.                                              3,861        74,517
Westar Energy, Inc.                                                11,700       233,765
                                                                             -----------
                                                                              2,146,535
                                                                             -----------

----------------------------------------------------------------------------------------
WAREHOUSING (0.0%)
Mobile Mini, Inc. (b)                                               2,727        57,512
                                                                             -----------

----------------------------------------------------------------------------------------
WATER (0.2%)
American States Water Co.                                           1,686        41,307
California Water Service Group                                      3,100        84,785
Connecticut Water Service, Inc.                                       911        27,029
Ionics, Inc. (b)                                                    3,470        98,861
Middlesex Water Co.                                                   912        23,721
Southwest Water Co.                                                 1,745        25,215
                                                                             -----------
                                                                                300,918
                                                                             -----------

----------------------------------------------------------------------------------------
WIRELESS EQUIPMENT (0.3%)
Powerwave Technologies, Inc. (b)                                   11,823        76,968
Remec, Inc. (b)                                                    10,129       111,723
SpectraLink Corp. (b)                                               2,953        51,973
Universal Electronics, Inc. (b)                                     1,556        20,228
ViaSat, Inc. (b)                                                    3,969        77,911
Wireless Facilities, Inc. (b)                                       5,087        87,395
                                                                             -----------
                                                                                426,198
                                                                             -----------

TOTAL COMMON STOCKS                                                         130,921,473
                                                                            ------------

COMMON  STOCKS  (CONTINUED)

REPURCHASE AGREEMENTS (7.7%)

                                                           SHARES OR
                                                        PRINCIPAL AMOUNT   VALUE
CS First Boston, 0.94% dated 10/31/03,
due 11/03/03, repurchase price $5,520,709
(Fully collateralized by AA Rated Corporate Bonds)      $       5,520,277  $  5,520,277
Lehman Brothers, Inc., 0.94% dated 10/31/03,
due 11/03/03, repurchase price $1,022,349
(Fully collateralized by U.S. Agency Securities)                1,022,269     1,022,269
Nomura Securities, 0.94% dated 10/31/03,
due 11/03/03, repurchase price $4,416,568
(Fully collateralized by AA Rated Corporate Bonds)              4,416,222     4,416,222
                                                                            ------------

TOTAL REPURCHASE AGREEMENTS                                                  10,958,768
                                                                            ------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN (17.7%)

REPURCHASE AGREEMENT (17.7%)
Nomura Securites, 1.07%, dated 10/31/03,
due 11/03/03, repurchase price $25,222,441
(Fully collateralized by U.S. Agency Securities)               25,220,192    25,220,192
                                                                            ------------

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN                                   25,220,192
                                                                            ------------

TOTAL INVESTMENTS (COST $148,012,989) (A) - 117.3%                          167,100,433

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.3)%                             (24,583,914)
                                                                            ------------

NET ASSETS - 100.0%                                                        $142,516,519
                                                                           =============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

At  October,  31  2003  the  Fund's open long futures contracts were as follows:

NUMBER OF  LONG                      COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS*    EXPIRATION   CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------
       44  Russell 2000    12/19/03  $11,623,700  $       101,745

*    Cash  pledged  as  collateral.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

2003  ANNUAL  REPORT  59
--------------------------------------------------------------------------------

NATIONWIDE  INTERNATIONAL  INDEX  FUND

Class  A  Shares  symbol:  NIXAX
Class  B  Shares  symbol:  NIXBX
Institutional  Class  symbol:  NIXIX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended Oct. 31, 2003, the Fund returned 25.51%* versus 27.56% for its benchmark, the Morgan Stanley Capital International Europe,
Australasia  and  Far  East  (MSCI  EAFE)  Index.

For broader comparison, the average return for this Fund's peer category (International Funds) was 24.51%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  INFLUENCED PERFORMANCE?

Markets were volatile during the period as corporate scandals, terrorism, war anxieties and economic uncertainty depressed investor sentiment. Once geopolitical risks abated after the resolution of major military conflict in Iraq, investor sentiment improved and markets began to rise in March. The rally was notable for the participation of all sectors and countries. The upturn remained steady and, although a slight pullback occurred in September, the markets finished the period with strong performance in October.

Looking at individual country performance, all 21 EAFE countries posted positive returns for the period. Austria was the leader, with a return of 51.37%. Other top-performing countries were Sweden, returning 50.10%, and Greece, with 44.61%. Bottom performers were Finland, the Netherlands, and the United Kingdom with respective returns of 12.40%, 13.55% and 20.25%.

Turning to sector performance, all 10 EAFE sectors posted positive returns for the period. Top performers were information technology, with 44.24%; industrials, with 41.17%; and materials, with 40.34%. The worst-performing sector was consumer staples, returning 11.91%, followed by health care and energy, with respective returns of 13.43% and 14.02%.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's top security holdings at the end of the period were HSBC Holdings plc, BP plc and Vodafone Group. Fund weightings for each security are determined by the security's respective benchmark weighting. All Fund transactions during the period were driven either by changes to the composition of the benchmark Index or by Fund subscriptions/redemptions.

HOW  IS  THE  FUND  POSITIONED?

Global markets have rebounded significantly since October 2002 because of improved corporate earnings, low interest rates and strong economic growth. This trend is expected to continue during the remainder of 2003 and beyond. Iraq remains on the radar screen, because reports of conflicts and casualties continue to make frequent headlines. Despite this news, however, investors appear to be leaving the sidelines and re-entering the equity markets.

Recent economic data, such as gross domestic product growth, points to an acceleration in global activity. In the midst of these strong results, the bears believe that economic growth peaked during the third quarter and that news will become less positive. And so the tug of war continues between those who expect the market to keep barreling ahead and those who foresee a backlash. The Fund is positioned to continue to meet its objective of replicating the risks and returns of its benchmark.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $379,265,332
OCTOBER  31,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  October  31,  2003)

                                1 YR.   INCEPTION1
---------------------------------------------------
Class A               w/o SC2   25.51%       -9.33%
                      w/SC3     18.38%      -10.71%
---------------------------------------------------
Class B               w/o SC2   24.88%       -9.97%
                      w/SC4     19.88%      -10.66%
---------------------------------------------------
Institutional Class5            25.90%       -8.98%
---------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
1    Commenced  operations  on  December  29,  1999.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5    Not  subject  to  any  sales  charges.

GROWTH  OF  A  $10,000  INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Date        Class A  MSCI EAFE   CPI
--------------------------------------
12/29/1999    9,425     10,000  10,000
10/31/2000    8,197      8,629  10,339
10/31/2001    6,112      6,499  10,559
10/31/2002    5,155      5,659  10,772
10/31/2003    6,470      7,219  11,043

Comparative performance of $10,000 invested in Class A shares of the Nationwide International Index Fund, the Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE)(a), and the Consumer Price Index
(CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.
(a) The MSCI EAFE is an unmanaged index that measures the performance of equity securities of global companies from various industrial sectors whose primary trading markets are located outside the United States.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

60     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENT  OF  INVESTMENTS
October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND

COMMON  STOCKS  (88.0%)
                                       SHARES OR
                                       PRINCIPAL
                                         AMOUNT         VALUE
----------------------------------------------------------------

AUSTRALIA (4.4%)

BANKS (1.5%)
Australia & New Zealand Banking
Group Ltd.                                    78,479  $  991,189
Commonwealth Bank of Australia                57,530   1,122,561
Macquarie Bank Ltd.                           13,420     331,752
National Australia Bank Ltd.                  75,552   1,639,867
Suncorp-Metway Ltd.                           18,917     174,091
Westpac Banking Corp. Ltd.                    91,596   1,049,620
                                                     -----------
                                                       5,309,080
                                                     -----------

BEVERAGES (0.0%)
Southcorp Ltd.                                 9,759      21,466
                                                     -----------

BREWERY (0.1%)
Foster's Group Ltd.                          130,383     422,786
                                                     -----------

BUILDING & CONSTRUCTION (0.1%)
Boral Ltd.                                    29,092     113,532
CSR Ltd.                                      87,698     131,920
James Hardie Industries NV                    20,044     101,973
Leighton Holdings Ltd.                         7,015      56,594
Rinker Group Ltd.                             27,421     123,549
                                                     -----------
                                                         527,568
                                                     -----------

CASINO & GAMBLING (0.0%)
Aristocrat Leisure Ltd.                       25,179      42,342
                                                     -----------

COMMERCIAL SERVICES (0.1%)
Brambles Industries Ltd.                      82,474     273,286
Mayne Nickless Ltd.                           29,544      76,305
                                                     -----------
                                                         349,591
                                                     -----------

COMPUTER SOFTWARE/SERVICES (0.0%)
Computershare Ltd.                               130         330
                                                     -----------

DIVERSIFIED (0.1%)
Orica Ltd.                                    10,159      95,222
Patrick Corporation Ltd.                       8,314      86,128
Wesfarmers Ltd.                               13,054     268,612
                                                     -----------
                                                         449,962
                                                     -----------

ENERGY (0.1%)
Australian Gas and Light Co. Ltd.             23,121     175,539
Origin Energy Ltd.                            13,117      40,021
Santos Ltd.                                    7,984      34,613
Woodside Petroleum Ltd.                       32,899     308,834
                                                     -----------
                                                         559,007
                                                     -----------

ENTERTAINMENT (0.0%)
TABCORP Holdings Ltd.                         22,488     184,934
                                                     -----------

FOOD PRODUCTS (0.2%)
Coles Myer Ltd.                               33,201     183,044
Woolworths Ltd.                               48,648     383,842
                                                     -----------
                                                         566,886
                                                     -----------

                                           SHARES OR
                                       PRINCIPAL AMOUNT  VALUE
----------------------------------------------------------------
AUSTRALIA (continued)

FOOD/BEVERAGE (0.0%)
Coca-Cola Amatil Ltd.                         27,843  $  116,363
                                                     -----------

HEALTHCARE (0.0%)
Cochlear Ltd.                                    113       2,526
                                                     -----------

INDUSTRIAL (0.1%)
BHP Steel Ltd.                                52,545     202,075
OneSteel Ltd.                                 38,310      60,346
                                                     -----------
                                                         262,421
                                                     -----------

INSURANCE (0.2%)
AMP Ltd.                                      85,037     397,024
Insurance Australia Group Ltd.                83,892     264,889
QBE Insurance Group Ltd.                      32,211     235,410
                                                     -----------
                                                         897,323
                                                     -----------

INVESTMENT COMPANY (0.1%)
Macquarie Infrastructure Group                88,133     198,235
                                                     -----------

MANUFACTURING (0.0%)
Ansell Ltd.                                   20,438     100,352
                                                     -----------

METALS & MINING (0.3%)
Newcrest Mining Ltd.                          15,481     132,693
Rio Tinto Ltd.                                17,231     435,866
WMC Ltd.                                      32,177     136,074
WMC Resources Ltd. (b)                        97,695     354,916
                                                     -----------
                                                       1,059,549
                                                     -----------

MINERALS (0.6%)
BHP Billiton Ltd.                            208,603   1,734,728
Iluka Resources Ltd.                          25,244      83,648
                                                     -----------
                                                       1,818,376
                                                     -----------

MULTI-MEDIA (0.2%)
News Corp. Ltd.                               64,541     574,728
Publishing & Broadcasting Ltd.                10,713      91,597
                                                     -----------
                                                         666,325
                                                     -----------

PAPER PRODUCTS (0.1%)
Amcor Ltd.                                    46,820     282,380
Paperlinx Ltd.                                35,326     127,082
                                                     -----------
                                                         409,462
                                                     -----------

PHARMACEUTICALS (0.0%)
CSL Ltd.                                      10,588     127,716
                                                     -----------

PRINTING & PUBLISHING (0.1%)
John Fairfax Holdings Ltd.                    78,077     200,546
                                                     -----------

2003  ANNUAL  REPORT  61
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE
----------------------------------------------------------

AUSTRALIA (continued)

PROPERTY TRUST (0.3%)
Centro Properties Group                54,564  $   146,733
Commonwealth Property Office Fund      41,696       34,319
Gandel Retail Trust                    95,679       87,577
General Property Trust                 93,808      185,706
Investa Property Group                188,634      258,321
Mirvac Group                           13,234       40,002
Stockland Trust Group                  77,233      265,784
Westfield Trust                        83,186      196,552
                                              ------------
                                                 1,214,994
                                              ------------

PUBLIC THOROUGHFARES (0.0%)
Transurban Group                       35,367      104,394
                                              ------------

REAL ESTATE (0.1%)
Lend Lease Corp. Ltd.                  29,850      237,429
Westfield Holdings Ltd.                13,602      137,145
                                              ------------
                                                   374,574
                                              ------------

RETAIL (0.0%)
Harvey Norman Holdings Ltd.            31,561       75,244
                                              ------------

TELECOMMUNICATIONS (0.1%)
Telstra Corp. Ltd.                    102,779      345,673
                                              ------------
                                                16,408,025
                                              ------------

----------------------------------------------------------
AUSTRIA (0.2%)

AIRPORTS (0.0%)
Flughafen Wien AG                           4          163
                                              ------------

BANKS (0.2%)
Bank Austria Creditanstalt (b)          2,794      121,736
Ersete Bank Der Oesterreichischen
Sparkassen AG                           2,512      277,740
                                              ------------
                                                   399,476
                                              ------------

BUILDING & CONSTRUCTION (0.0%)
Wienerberger AG                            14          298
                                              ------------

ENERGY (0.0%)
OMV AG                                    756       96,674
                                              ------------

INDUSTRIAL (0.0%)
VA Technologie AG (b)                     998       26,846
                                              ------------

MANUFACTURING (0.0%)
RHI AG (b)                              3,355       47,816
                                              ------------

PAPER PRODUCTS (0.0%)
Mayr-Melnhof Karton AG                      7          700
                                              ------------

STEEL (0.0%)
Boehler-Uddeholm AG                         7          402
Voest-Alpine AG                         1,108       39,672
                                              ------------
                                                    40,074
                                              ------------

                                      SHARES OR
                                      PRINCIPAL
                                        AMOUNT     VALUE
-----------------------------------------------------------

AUSTRIA (continued)

TELECOMMUNICATIONS (0.0%)
Telekom Austria AG (b)                  5,086  $    54,040
                                              ------------

UTILITIES (0.0%)
Oesterrichische
Elektrizktaetswirtschafts AG                5          471
                                              ------------
                                                   666,558
                                              ------------

----------------------------------------------------------
BELGIUM (0.9%)

BANKS (0.6%)
Dexia                                  37,287      587,340
Fortis                                 58,567    1,044,411
KBC Bankverzekeringsholding             2,655      112,624
                                              ------------
                                                 1,744,375
                                              ------------

BREWERY (0.1%)
Interbrew                               8,294      194,185
                                              ------------

CHEMICALS (0.0%)
Solvay SA                               2,452      182,571
                                              ------------

DIVERSIFIED (0.0%)
Groupe Bruxelles Lambert SA             1,873       90,469
                                              ------------

ELECTRONICS (0.0%)
Barco NV                                1,038       76,624
                                              ------------

FOOD PRODUCTS (0.0%)
Colruyt NV                                727       65,921
                                              ------------

METALS (0.0%)
Umicore                                 2,120      129,017
                                              ------------

PHARMACEUTICALS (0.0%)
Omega Pharma SA                         1,722       53,028
UCB SA                                  3,295      103,920
                                              ------------
                                                   156,948
                                              ------------

PHOTOGRAPHIC PRODUCTS (0.0%)
AGFA Gevaert NV                         4,443      110,272
                                              ------------

REAL ESTATE (0.0%)
Cofinimmo                                 646       80,505
                                              ------------

RETAIL (0.1%)
Delhaize Le Lion SA                     5,292      251,307
                                              ------------

TELECOMMUNICATIONS (0.0%)
Mobistar SA (b)                         1,253       62,926
                                              ------------

UTILITIES (0.1%)
Electrabel SA                           1,478      408,754
                                              ------------
                                                 3,553,874
                                              ------------

62     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------


COMMON  STOCKS  (CONTINUED)
                                                                  SHARES OR
                                                               PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------

DENMARK (0.7%)

BANKS (0.2%)
Danske Bank AS                                                         31,430  $  634,050
                                                                               ----------

BREWERY (0.0%)
Carlsberg AG                                                              208       8,636
                                                                               ----------

COMMERCIAL SERVICES (0.1%)
ISS International Service System AS                                     4,697     224,032
                                                                               ----------

ELECTRONICS (0.1%)
Vestas Wind Systems AS                                                  9,122     191,868
                                                                               ----------

FOOD PRODUCTS (0.0%)
Danisco AS                                                              1,189      45,741
                                                                               ----------

HEALTHCARE (0.0%)
Coloplast AS                                                            1,495     125,781
                                                                               ----------

INSURANCE (0.0%)
Topdanmark AS (b)                                                       2,500     124,325
                                                                               ----------

PHARMACEUTICALS (0.1%)
H. Lunbeck AS                                                             799      14,682
Novo Nordisk AS, Class B                                               14,434     519,164
                                                                               ----------
                                                                                  533,846
                                                                               ----------

SECURITY SERVICES (0.0%)
Group 4 Falck AS                                                        6,139     137,765
                                                                               ----------

TELECOMMUNICATIONS (0.1%)
GN Store Nord AS (GN Great Nordic) (b)                                  4,553      29,549
TDC AS                                                                  6,811     218,883
                                                                               ----------
                                                                                  248,432
                                                                               ----------

TRANSPORTATION (0.1%)
A/S Dampskibsselskabet Svendborg                                           56     439,624
                                                                               ----------
                                                                                2,714,100
                                                                               ----------

-----------------------------------------------------------------------------------------
FINLAND (1.5%)

COMPUTER SOFTWARE/SERVICES (0.0%)
TietoEnator Oyj                                                         3,989     105,728
                                                                               ----------

FINANCIAL SERVICES (0.0%)
Sampo Insurance Co. Oyj                                                 4,698      39,541
                                                                               ----------

INDUSTRIAL (0.0%)
Metso Oyj                                                               6,121      68,595
                                                                               ----------

INSURANCE (0.0%)
Pohjola Group PLC, Class D                                              1,201      27,072
                                                                               ----------

MACHINERY & EQUIPMENT (0.1%)
KCI Konecranes Oyj                                                      2,453      73,315
Kone Corporation, Class B                                               2,254     117,781
                                                                               ----------
                                                                                  191,096
                                                                               ----------

                                                                    SHARES OR
                                                                 PRINCIPAL AMOUNT  VALUE
----------------------------------------------------------------------------------------

FINLAND (continued)

MANUFACTURING (0.0%)
Amer Group Ltd.                                                         1,163  $   44,278
                                                                               ----------

METALS (0.0%)
Outokumpu Oyj                                                           2,868      34,707
                                                                               ----------

OIL & GAS (0.0%)
Fortum Oyj                                                             14,213     131,024
                                                                               ----------

PAPER PRODUCTS (0.3%)
Stora Enso Oyj                                                         35,760     486,381
UPM-Kymmene Oyj                                                        27,535     515,352
                                                                               ----------
                                                                                1,001,733
                                                                               ----------

TELECOMMUNICATIONS (1.1%)
Elisa Oyj (b)                                                           5,100      60,770
Nokia Oyj                                                             235,705   4,003,243
                                                                               ----------
                                                                                4,064,013
                                                                               ----------

TIRE & RUBBER (0.0%)
Nokian Renkaat Oyj                                                      1,571     117,357
                                                                               ----------
                                                                                5,825,144
                                                                               ----------

-----------------------------------------------------------------------------------------
FRANCE (7.9%)

ADVERTISING (0.1%)
Publicis Groupe SA                                                      6,730     210,456
                                                                               ----------

AEROSPACE/DEFENSE (0.1%)
European Aeronautic Defence and Space Co.                              12,223     248,661
Thales SA                                                               3,052      87,989
Zodiac SA                                                               4,032     119,149
                                                                               ----------
                                                                                  455,799
                                                                               ----------

AIRLINES (0.0%)
Air France                                                                332       5,311
                                                                               ----------

AUTOMOTIVE (0.3%)
PSA Peugeot Citroen                                                    11,594     497,339
Renault SA                                                              8,441     558,341
Valeo SA                                                                5,206     194,934
                                                                               ----------
                                                                                1,250,614
                                                                               ----------

BANKS (0.9%)
Banque Nationale de Paris                                              37,569   1,974,062
Credit Agricole SA                                                     16,790     356,601
Societe BIC SA                                                            107       4,431
Societe Generale                                                       16,074   1,194,037
                                                                               ----------
                                                                                3,529,131
                                                                               ----------

BUILDING & CONSTRUCTION (0.3%)
Compagnie Francaise d'Etudes et de Construction Technip SA                756      74,702
Lafarge SA                                                              9,902     709,082
Vinci SA                                                                4,021     291,450
                                                                               ----------
                                                                                1,075,234
                                                                               ----------

2003  ANNUAL  REPORT  63

--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND

COMMON  STOCKS  (CONTINUED)
                                                       SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
------------------------------------------------------------------------------

FRANCE (continued)

CHEMICALS (0.2%)
L'Air Liquide SA                                            4,999  $   740,946
                                                                   -----------

COMPUTER SOFTWARE/SERVICES (0.2%)
Atos Origin SA (b)                                          1,433       95,621
Business Objects SA (b)                                     4,759      156,012
Cap Gemini SA (b)                                           6,080      306,397
Dassault Systems SA                                         1,534       65,090
                                                                   -----------
                                                                       623,120
                                                                   -----------

COSMETICS/PERSONAL CARE (0.3%)
L'Oreal SA                                                 15,371    1,136,455
                                                                   -----------

DATA/INTERNET (0.0%)
Wanadoo (b)                                                13,300       98,952
                                                                   -----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.2%)
Alstom (b)                                                 19,773       62,982
Schneider Electric SA                                       9,783      572,618
Thomson Multimedia                                          8,515      179,364
                                                                   -----------
                                                                       814,964
                                                                   -----------

ENERGY (1.2%)
TotalFinaElf SA                                            28,931    4,496,636
                                                                   -----------

ENTERTAINMENT (0.3%)
Vivendi Universal SA (b)                                   48,194    1,012,381
                                                                   -----------

FINANCIAL SERVICES (0.1%)
Pernod Ricard SA                                            3,324      320,724
                                                                   -----------

FOOD PRODUCTS (0.7%)
Carrefour SA                                               26,175    1,374,148
Casino Guichard Perrachon SA                                2,082      190,601
Groupe Danone                                               6,418      968,428
                                                                   -----------
                                                                     2,533,177
                                                                   -----------

HEALTHCARE (0.4%)
Essilor International SA                                    6,314      303,730
Sanofi-Synthelabo SA                                       17,093    1,058,110
                                                                   -----------
                                                                     1,361,840
                                                                   -----------

HOTELS & LODGING (0.1%)
Accor SA                                                   10,910      429,062
                                                                   -----------

INSURANCE (0.3%)
AXA                                                        67,539    1,279,780
                                                                   -----------

MANUFACTURING (0.3%)
Compagnie de Saint-Gobain                                  16,617      701,023
Compagnie Generale des Etablissements Michelin              9,254      363,075
                                                                   -----------
                                                                     1,064,098
                                                                   -----------

                                                         SHARES OR
                                                      PRINCIPAL AMOUNT   VALUE
------------------------------------------------------------------------------

FRANCE (continued)
METALS & MINING (0.1%)
Pechiney SA                                                 4,776  $   264,002
                                                                   -----------

PHARMACEUTICALS (0.5%)
Aventis SA                                                 34,572    1,830,652
                                                                   -----------

PRINTING & PUBLISHING (0.1%)
Lagardere S.C.A.                                            6,821      343,106
                                                                   -----------

PUBLIC THOROUGHFARES (0.0%)
Autoroutes du Sud de la France                                800       24,645
                                                                   -----------

REAL ESTATE (0.1%)
Gecina                                                        654       81,958
Klepierre                                                   1,997      106,441
Unibail SA                                                  1,899      149,785
                                                                   -----------
                                                                       338,184
                                                                   -----------

RESTAURANTS (0.0%)
Sodexho Alliance SA                                         3,876      101,382
                                                                   -----------

RETAIL (0.1%)
Pinault-Printemps-Redoute SA                                4,489      457,398
                                                                   -----------

TELECOMMUNICATIONS (0.8%)
Alcatel SA (b)                                             58,164      767,438
Bouygues SA                                                 8,955      243,598
France Telecom SA (b)                                      46,427    1,123,684
LVMH Moet Louis Vuitton
 Hennessy SA                                               10,644      735,614
Sagem SA                                                      442       45,114
                                                                   -----------
                                                                     2,915,448
                                                                   -----------

TELEVISION (0.0%)
Societe Television Francaise 1                              6,140      184,154
                                                                   -----------

UTILITIES (0.2%)
Suez SA                                                    39,632      635,796
Veolia Environnement                                        8,315      185,591
                                                                   -----------
                                                                       821,387
                                                                   -----------
                                                                    29,719,038
                                                                   -----------

------------------------------------------------------------------------------
GERMANY (5.6%)

AIRLINES (0.0%)
Lufthansa AG                                               11,616      180,948
                                                                   -----------

APPAREL (0.1%)
Adidas AG                                                   2,637      243,402
Puma AG                                                       800      115,506
                                                                   -----------
                                                                       358,908
                                                                   -----------

64     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT       VALUE
-------------------------------------------------------------------

GERMANY (continued)

AUTOMOTIVE (0.7%)
DaimlerChrysler AG                              42,071  $ 1,567,487
Deutsche Post AG                                16,809      325,349
Porsche AG                                         536      262,948
Volkswagen AG                                   10,394      524,403
                                                        -----------
                                                          2,680,187
                                                        -----------

BANKS (0.8%)
Bayerische Vereins AG (b)                       19,361      422,685
Commerzbank AG                                  25,282      496,696
Deutsche Bank AG                                26,165    1,724,633
Hypo Real Estate Holding AG (b)                  4,840       83,558
                                                        -----------
                                                          2,727,572
                                                        -----------

CHEMICALS (0.6%)
BASF AG                                         26,422    1,213,265
Bayer AG                                        34,272      820,330
Henkel KGaA                                      3,366      246,557
                                                        -----------
                                                          2,280,152
                                                        -----------

COMPUTER SOFTWARE/SERVICES (0.4%)
Sap AG                                          10,489    1,520,525
                                                        -----------

ELECTRONICS & ELECTRICAL
EQUIPMENT (0.0%)
Epcos AG (b)                                     2,353       48,006
                                                        -----------

FINANCIAL SERVICES (0.1%)
Deutsche Boerse AG                               5,726      318,513
MLP AG (b)                                       2,663       50,708
                                                        -----------
                                                            369,221
                                                        -----------

HEALTHCARE (0.0%)
Fresenius Medical Care AG                        1,499       85,387
                                                        -----------

HOTELS & LODGING (0.0%)
Preussag AG                                      8,139      142,397
                                                        -----------

INDUSTRIAL (0.9%)
Linde AG                                         2,656      121,188
MAN AG                                           5,831      160,312
Siemens AG                                      38,251    2,570,180
                                                        -----------
                                                          2,851,680
                                                        -----------

INSURANCE (0.5%)
Allianz AG                                      11,982    1,282,868
Muenchener Rueckversicherungs-
Gesellschaft AG                                  6,152      733,764
                                                        -----------
                                                          2,016,632
                                                        -----------

MANUFACTURING (0.1%)
Continental AG                                   8,885      302,634
                                                        -----------

METALS & MINING (0.1%)
Thyssen Krupp AG                                16,914      280,388
                                                        -----------

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT     VALUE
-------------------------------------------------------------------

GERMANY (continued)

PERSONAL CARE (0.0%)
Beiersdorf AG                                      682  $    77,221
                                                        -----------

PHARMACEUTICALS (0.2%)
Altana AG                                        4,196      264,379
Merck KGaA                                       3,055      108,319
Schering AG                                      9,778      459,792
                                                        -----------
                                                            832,490
                                                        -----------

RETAIL (0.1%)
Douglas Holding AG                               2,243       65,187
Karstadt AG                                        885       21,914
Metro AG                                         7,390      299,821
                                                        -----------
                                                            386,922
                                                        -----------

SEMICONDUCTORS (0.1%)
Infineon Technologies AG (b)                    26,801      395,683
                                                        -----------

TELECOMMUNICATIONS (0.4%)
Deutsche Telecom AG (b)                         96,948    1,521,478
                                                        -----------

UTILITIES (0.5%)
E.On AG                                         29,721    1,496,044
RWE AG                                          17,054      473,824
                                                        -----------
                                                          1,969,868
                                                        -----------
                                                         21,028,299
                                                        -----------

-------------------------------------------------------------------
GREECE (0.3%)

BANKS (0.2%)
Alpha Bank A.E.                                  9,768      220,746
Commercial Bank of Greece SA                     2,765       58,565
Eurobank                                         4,199       71,853
National Bank of Greece SA                       6,204      129,819
                                                        -----------
                                                            480,983
                                                        -----------

BEVERAGES (0.0%)
Hellenic Bottling Co. SA                         1,143       22,137
                                                        -----------

BUILDING & CONSTRUCTION (0.0%)
Hellenic Technodomiki Tev SA                     9,989       52,719
Technical Olympic SA                            12,569       61,953
                                                        -----------
                                                            114,672
                                                        -----------

CASINO & GAMBLING (0.0%)
Greek Organization of Football Prognostics      12,197      150,298
                                                        -----------

ELECTRIC UTILITY (0.0%)
Public Power Corp.                               2,935       63,257
                                                        -----------

RETAIL (0.0%)
Hellenic Duty Free Shops SA                      5,509       92,477
                                                        -----------

2003  ANNUAL  REPORT  65
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT         VALUE
-----------------------------------------------------------------

GREECE (continued)

TELECOMMUNICATIONS (0.1%)
Hellenic Telecommunication
Organization SA                               16,686  $  186,992
Intracom SA                                    2,323      15,987
Panafon Hellenic Telecom SA                   13,993      97,601
                                                      ----------
                                                         300,580
                                                      ----------
                                                       1,224,404
                                                      ----------

-----------------------------------------------------------------
HONG KONG (1.3%)

AIRLINES (0.0%)
Cathay Pacific Airways Ltd.                   89,000     170,191
                                                      ----------

BANKS (0.2%)
Bank of East Asia Ltd.                        32,200      96,197
BOC Hong Kong Holdings Ltd.                   96,000     166,270
Hang Seng Bank Ltd.                           38,100     475,900
                                                      ----------
                                                         738,367
                                                      ----------

BROADCASTING & TELEVISION (0.0%)
I-Cable Communications Ltd.                    2,100         533
Television Broadcasts Ltd.                    14,000      66,343
                                                      ----------
                                                          66,876
                                                      ----------

DISTRIBUTION (0.1%)
Esprit Asia Holdings Ltd.                     30,000      94,261
Li & Fung Ltd.                                58,000      97,467
                                                      ----------
                                                         191,728
                                                      ----------

DIVERSIFIED OPERATIONS (0.1%)
Swire Pacific Ltd.                            38,500     234,995
The Wharf (Holdings) Ltd.                     21,000      52,867
                                                      ----------
                                                         287,862
                                                      ----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.1%)
Hongkong Electric Holdings Ltd.               56,500     220,450
Johnson Electric Holdings Ltd.                48,500      63,079
                                                      ----------
                                                         283,529
                                                      ----------

FINANCIAL SERVICES (0.0%)
Hong Kong Exchanges &
Clearing Ltd.                                 72,000     156,689
                                                      ----------

INDUSTRIAL (0.2%)
Hutchison Whampoa Ltd.                        99,000     768,089
                                                      ----------

MANUFACTURING (0.0%)
Yue Yuen Industrial Holdings Ltd.             33,000      93,488
                                                      ----------

PRINTING & PUBLISHING (0.0%)
South China Morning Post Ltd.                  4,000       1,957
                                                      ----------

                                           SHARES OR
                                         PRINCIPAL AMOUNT  VALUE
----------------------------------------------------------------

HONG KONG (continued)

REAL ESTATE (0.4%)
Cheung Kong Holdings Ltd.                     67,000  $  558,642
Henderson Land Development Co. Ltd.           27,000     113,345
Hopewell Holdings Ltd.                        71,581     118,907
New World Developments Co.                     3,666       2,349
Sun Hung Kai Properties Ltd.                  78,000     660,404
                                                      ----------
                                                       1,453,647
                                                      ----------

RETAIL (0.0%)
Giordano International Ltd.                  110,000      49,577
                                                      ----------

TELECOMMUNICATIONS (0.1%)
PCCW Ltd. (b)                                294,400     210,402
                                                      ----------

TRANSPORTATION (0.0%)
MTR Corp. Ltd.                                15,000      20,378
                                                      ----------

UTILITIES (0.1%)
CLP Holdings Ltd.                             63,500     287,012
Hong Kong & China Gas Co. Ltd.               100,100     138,568
                                                      ----------
                                                         425,580
                                                      ----------
                                                       4,918,360
                                                      ----------

----------------------------------------------------------------
IRELAND (0.7%)

AIRLINES (0.0%)
Ryanair Holdings PLC (b)                       3,804      32,282
                                                      ----------

BANKS (0.5%)
Allied Irish Banks PLC                        45,898     671,224
Bank of Ireland                               62,769     780,039
                                                      ----------
                                                       1,451,263
                                                      ----------

BUILDING & CONSTRUCTION (0.1%)
CRH PLC                                       26,142     470,134
                                                      ----------

CONSUMER PRODUCTS (0.0%)
Waterford Wedgewood PLC                          169          57
                                                      ----------

DIVERSIFIED (0.0%)
DCC PLC                                           36         483
                                                      ----------

FINANCIAL SERVICES (0.0%)
Irish Life & Permanent PLC                    12,959     181,531
                                                      ----------

FOOD PRODUCTS (0.0%)
Greencore Group PLC                            1,182       4,260
Kerry Group PLC                                1,784      31,108
                                                      ----------
                                                          35,368
                                                      ----------

PHARMACEUTICALS (0.0%)
Elan Corp. PLC (b)                            11,494      56,788
                                                      ----------

RETAIL (0.1%)
Grafton Group PLC (b)                         40,643     252,774
                                                      ----------
                                                       2,480,680
                                                      ----------

66     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                        SHARES OR
                                     PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------

ITALY (3.2%)

AEROSPACE/DEFENSE (0.0%)
Finmeccanica SpA                              171,778  $   122,411
                                                       -----------

APPAREL (0.0%)
Benetton Group SpA                                876       10,418
                                                       -----------

AUTOMOTIVE (0.1%)
Fiat SpA (b)                                   28,580      223,931
                                                       -----------

BANKS (0.9%)
Banc Monte Dei Paschi Di Seina SpA             31,502       93,933
Banca di Roma SpA (b)                          74,935      209,069
Banca Nazionale del Lavoro
(BNC) (b)                                      85,844      195,596
Banche Popolari Unite Scrl (b)                 16,340      248,838
Banco Popolare di Verona e
Novara Scrl                                    11,798      182,412
IntesaBci SpA                                 183,693      619,275
IntesaBci SpA - RNC                            20,297       50,966
Mediobanca SpA                                 14,261      143,403
San Paolo IMI SpA                              56,775      638,888
UniCredito Italiano SpA                       197,901      975,453
                                                       -----------
                                                         3,357,833
                                                       -----------

BROADCASTING & TELEVISION (0.1%)
Mediaset SpA                                   34,551      349,039
                                                       -----------

CHEMICALS (0.0%)
Snia SpA                                       17,162       35,911
                                                       -----------

ENERGY (0.6%)
Eni SpA                                       135,129    2,145,815
                                                       -----------

FINANCIAL SERVICES (0.1%)
Banca Fideuram SpA                             19,235      120,748
Bipop-Carire SpA (b)                           20,294       14,320
Mediolanum SpA                                 15,770      110,179
                                                       -----------
                                                           245,247
                                                       -----------

FOOD PRODUCTS (0.0%)
Parmalat Finanziaria SpA                       41,821      130,293
                                                       -----------

GAS-TRANSPORTATION (0.0%)
Snam Rete Gas SpA                              41,891      157,782
                                                       -----------

INSURANCE (0.4%)
Alleanza Assicurazioni SpA                     25,887      259,106
Assicurazioni Generali SpA                     49,939    1,149,471
Riunione Adriatica di Sicurta SpA              10,852      169,552
                                                       -----------
                                                         1,578,129
                                                       -----------

MEDICAL PRODUCTS (0.0%)
Luxottica Group SA                              2,047       32,649
                                                       -----------

MULTI-MEDIA (0.1%)
Seat Pagine Gialle SpA (b)                    127,612      123,871
Telecom Italia Media SpA (b)                  308,068      133,583
                                                       -----------
                                                           257,454
                                                       -----------

                                              SHARES OR
                                          PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------

ITALY (continued)

PHARMACEUTICALS (0.0%)
Banca Popolare de Milano                       27,896  $   142,364
                                                       -----------

PRINTING & PUBLISHING (0.0%)
Gruppo Editorale L'Espresso SA                  5,450       29,207
                                                       -----------

RESTAURANTS (0.0%)
Autogrill SpA (b)                                  50          633
                                                       -----------

RETAIL (0.0%)
Bulgari SpA                                     8,716       78,830
                                                       -----------

TELECOMMUNICATIONS (0.7%)
Telecom Italia Mobile SpA                     164,332      758,413
Telecom Italia SpA (b)                        468,544    1,222,812
Telecom Italia SpA RNC (b)                    278,989      483,892
Tiscali SpA (b)                                20,118      133,775
                                                       -----------
                                                         2,598,892
                                                       -----------

TIRE & RUBBER (0.0%)
Pirelli & C. SpA                               68,068       52,779
                                                       -----------

UTILITIES (0.2%)
Enel SpA                                      107,185      670,362
                                                       -----------
                                                        12,219,979
                                                       -----------

------------------------------------------------------------------
JAPAN (20.3%)

ADVERTISING (0.0%)
Dentsu, Inc.                                       24      108,064
                                                       -----------

AGRICULTURE (0.1%)
Ajinomoto Co., Inc.                            38,000      383,681
                                                       -----------

AIRLINE SERVICES (0.1%)
Japan Airlines System Corp.                    22,000       63,237
Yamato Transport Co. Ltd.                      25,000      332,242
                                                       -----------
                                                           395,479
                                                       -----------

APPAREL (0.1%)
Fast Retailing Co. Ltd.                         1,900      115,450
Gunze Ltd.                                     25,000      113,476
World Co. Ltd.                                    100        2,711
                                                       -----------
                                                           231,637
                                                       -----------

AUDIO/VIDEO PRODUCTS (0.1%)
Yamaha Corp.                                    9,900      199,468
                                                       -----------

AUTOMOTIVE (2.1%)
Denso Corp.                                    21,400      405,867
Honda Motor Co. Ltd.                           38,600    1,523,846
NGK Spark Plug Co.                              3,000       25,160
Nissan Motor Co.                              121,200    1,358,243
Sanden Corp.                                   14,000       75,135
Toyoda Gosei Co. Ltd.                           2,000       59,126

2003  ANNUAL  REPORT  67
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                             SHARES OR
                                          PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------

JAPAN (continued)

AUTOMOTIVE (continued)
Toyota Industries Corp.                              4,000  $   73,862
Toyota Motor Co. Ltd.                              138,900   3,954,674
Yamaha Motor Co. Ltd.                               11,000     124,774
                                                            ----------
                                                             7,600,687
                                                            ----------

BANKS (1.5%)
Bank of Fukuoka Ltd. (The)                          20,000      83,504
Bank of Yokohama Ltd. (The)                         57,000     246,282
Chiba Bank                                          16,000      68,841
Daiwa Bank Holdings, Inc.                          310,000     453,996
Joyo Bank                                           14,000      44,826
Mitsubishi Tokyo Financial
Group, Inc.                                            194   1,394,097
Mitsui Trust Holdings, Inc.                         15,000      79,820
Mizuho Financial Group, Inc. (b)                       319     780,561
Shizuoka Bank Ltd. (The)                            20,000     141,174
Sumitomo Mitsui Financial
Group, Inc.                                            201   1,011,079
UFJ Holdings, Inc.                                     199     850,775
                                                            ----------
                                                             5,154,955
                                                            ----------

BEVERAGES (0.0%)
Ito En Ltd.                                          1,100      44,526
Takara Shuzo Co. Ltd.                                3,000      23,578
Yakult Honsha Co. Ltd.                               7,000     108,882
                                                            ----------
                                                               176,986
                                                            ----------

BREWERY (0.2%)
Asahi Breweries Ltd.                                33,000     275,563
Kirin Brewery Co. Ltd.                              26,000     207,886
Sapporo Holdings Ltd.                               47,000     128,258
                                                            ----------
                                                               611,707
                                                            ----------

BROADCASTING & TELEVISION (0.0%)
Fuji Television Network, Inc.                            6      31,928
                                                            ----------

BUILDING & CONSTRUCTION (0.8%)
Asahi Glass Co. Ltd.                                29,000     228,972
Daikin Industries Ltd.                              13,000     277,300
Daiwa House Industry Co. Ltd.                       32,000     345,222
Kajima Corp.                                        56,000     209,869
Keio Teito Electric Railway Co. Ltd.                33,000     174,403
Komatsu Ltd.                                        54,000     292,264
Matsushita Electric Works Ltd.                      13,000      97,676
Nippon Sheet Glass Co. Ltd.                         28,000      86,087
Nippon Yusen Kabushiki Kaisha                       53,000     225,624
Nishimatsu Construction Co. Ltd.                    25,000     104,380
Obayashi Corp.                                      26,000     118,488
Sekisui House Ltd.                                  22,000     215,928
Shimizu Corp.                                        8,000      30,927
Taiheiyo Cement Corp.                               57,000     141,029
Taisei Construction Corp.                           64,000     222,386
Tostem Inax Holding Corp.                           14,000     249,475
                                                            ----------
                                                             3,020,030
                                                            ----------

                                               SHARES OR
                                            PRINCIPAL AMOUNT    VALUE
----------------------------------------------------------------------
JAPAN (continued)

CHEMICALS (0.9%)
Asahi Kasei Corp.                                   35,000  $  166,826
Ishihara Sangyo Kaisha Ltd. (b)                     57,000     117,178
Kaneka Corp.                                         1,000       7,796
Kuraray Co.                                         16,000     120,508
Mitsubishi Chemical Corp.                           59,000     154,564
Mitsubishi Gas Chemical Co. Ltd.                     1,000       2,829
Mitsui Chemicals, Inc.                              26,000     151,835
Nippon Kayaku Co. Ltd.                              20,000     101,333
Nippon Shokubai Co. Ltd.                            16,000     112,066
Nissan Chemical Industries Ltd.                     12,000     104,571
Nitto Denko Corp.                                    9,410     493,889
Sekisui Chemical Co. Ltd.                            1,000       4,921
Shin-Etsu Chemical Co. Ltd.                         19,600     729,194
Showa Denko K.K. (b)                                51,000      98,813
Sumitomo Bakelite Co. Ltd.                          18,000     110,520
Sumitomo Chemical Co. Ltd.                          62,000     231,228
Toray Industries, Inc.                             105,000     436,485
Tosoh Corp.                                         31,000      86,569
Ube Industries Ltd.                                 83,000     178,178
                                                            ----------
                                                             3,409,303
                                                            ----------

COMMERCIAL SERVICES (0.2%)
NTT Data Corp.                                          47     208,205
Secom Co.                                           12,000     469,368
                                                            ----------
                                                               677,573
                                                            ----------

COMPUTER HARDWARE (0.5%)
Fujitsu Ltd.                                        94,000     589,130
NEC Corp.                                           77,000     680,102
Toshiba Corp.                                      147,000     589,685
                                                            ----------
                                                             1,858,917
                                                            ----------

COMPUTER SOFTWARE/SERVICES (0.3%)
Capcom Co. Ltd.                                      2,000      25,833
CSK Corp.                                            3,800     143,794
Hitachi Software Engineering Co. Ltd.                  500      15,555
Konami Co. Ltd.                                      2,500      76,181
Meitec Corp.                                         3,100     110,820
Net One Systems Co. Ltd.                                 4      29,981
Nomura Research Institute Ltd.                       1,800     180,925
Oracle Corp.                                           200      11,734
Softbank Corp.                                      10,700     549,917
Trend Micro, Inc. (b)                                2,500      68,904
                                                            ----------
                                                             1,213,644
                                                            ----------

CONSUMER PRODUCTS (0.0%)
Onward Kashiyama Co. Ltd.                            2,000      22,450
                                                            ----------

CONTAINERS (0.0%)
Toyo Seikan Kaisha Ltd.                              1,000      11,689
                                                            ----------

68 ANNUAL REPORT 2003
--------------------------------------------------------------------------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE
----------------------------------------------------------------

JAPAN (continued)

COSMETICS & TOILETRIES (0.0%)
Kanebo Ltd. (b)                              60,000  $    63,310
Uni-Charm Corp.                               2,400      111,994
                                                     -----------
                                                         175,304
                                                     -----------

ELECTRIC UTILITIES (0.0%)
Alps Electric Co. Ltd.                       11,000      184,409
                                                     -----------

ELECTRICAL & ELECTRONIC (0.1%)
Stanley Electric Co. Ltd.                    11,000      234,138
                                                     -----------

ELECTRONICS & ELECTRICAL EQUIPMENT (3.3%)
Anritsu Corp. (b)                            16,000      104,498
Canon, Inc.                                  42,000    2,032,475
Casio Computer Co. Ltd.                      11,000       97,958
Dainippon Screen Mfg. Co. Ltd. (b)            5,000       35,703
Fujikura Ltd.                                23,000      138,291
Furukawa Electric Co. Ltd.                   32,000      121,090
Hirose Electric Co. Ltd.                      1,000      122,891
Hitachi Ltd.                                146,000      857,925
Hoya Corp.                                    5,500      497,794
Keyence Corp.                                 1,380      303,528
Kyocera Corp.                                 7,900      475,717
Mabuchi Motor Co. Ltd.                        1,000       76,227
Matsushita Electric Industrial Co. Ltd.      98,902    1,303,579
Mitsumi Electric Co. Ltd.                     4,000       41,879
Murata Manufacturing Co.                     11,400      648,110
NGK Insulators Ltd.                          20,000      136,626
Nidec Corp.                                   1,000       96,875
Nintendo Co.                                  5,400      417,028
Omron Corp.                                  15,000      328,831
Pioneer Electronic Corp.                      9,200      229,299
Ricoh Co. Ltd.                               30,000      568,973
Sanyo Electric Co.                           85,000      389,685
Sharp Corp.                                  47,000      740,046
Sony Corp.                                   44,700    1,557,294
Sumitomo Electric Industries Ltd.            21,000      180,516
Taiyo Yuden Co. Ltd.                          8,000      115,705
TDK Corp.                                     6,200      406,058
Yokogawa Electric Co. Ltd.                   14,000      163,642
                                                     -----------
                                                      12,188,243
                                                     -----------

ENERGY (0.1%)
Nippon Oil Co. Ltd.                          61,000      301,296
Teikoko Oil Co. Ltd.                         26,000      119,671
TonenGeneral Sekiyu K.K.                      9,000       73,516
                                                     -----------
                                                         494,483
                                                     -----------

ENGINEERING (0.1%)
COMSYS Holdings Corp. (b)                    14,000       87,488
Mitsui Engineering &
Shipbuilding Co. Ltd.                        77,000      118,370
                                                     -----------
                                                         205,858
                                                     -----------

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT     VALUE
----------------------------------------------------------------

JAPAN (continued)

ENTERTAINMENT (0.0%)
Namco Ltd.                                      100  $     2,756
                                                     -----------

FINANCIAL SERVICES (1.0%)
Acom Co. Ltd.                                 2,300      102,934
Aiful Corp.                                   1,350       85,346
Credit Saison Co.                            10,900      228,044
Daiwa Securities Ltd.                        68,000      497,312
Itochu Techno-Science Corp.                     400       13,426
JAFCO Co. Ltd.                                  600       51,303
Nikko Securities Co. Ltd.                    67,000      361,404
Nomura Securities Co.                        89,000    1,528,467
Orix Corp.                                    4,900      412,289
Promise Co. Ltd.                              2,700      121,326
Sumitomo Trust & Banking Co. Ltd.            35,000      195,479
Takefuji Corp.                                2,780      164,623
                                                     -----------
                                                       3,761,953
                                                     -----------

FOOD PRODUCTS (0.2%)
Ariake Japan Co. Ltd.                         2,700       81,785
Japan Tobacco, Inc.                              46      307,127
Kikkoman Corp.                                8,000       52,104
Meiji Seika Kaisha Ltd.                       6,000       23,141
Nippon Meat Packers, Inc.                     7,000       69,850
Nisshin Seifun Group, Inc.                   16,000      131,132
Nissin Food Products Co. Ltd.                 1,400       32,155
Snow Brand Milk Products Co. Ltd. (b)        22,500       69,177
                                                     -----------
                                                         766,471
                                                     -----------

HEALTHCARE (0.0%)
Terumo Corp.                                  9,200      174,903
                                                     -----------

HOLDING COMPANIES -
DIVERSIFIED (0.1%)
JFE Holdings, Inc.                           21,900      559,776
                                                     -----------

HOUSEHOLD PRODUCTS (0.3%)
Kao Corp.                                    33,000      678,401
Shiseido Co. Ltd.                            20,000      209,942
Toto Ltd.                                    21,000      174,785
                                                     -----------
                                                       1,063,128
                                                     -----------

IMPORT/EXPORT (0.4%)
Itochu Corp.                                 53,000      178,860
Marubenii Corp.                             105,000      189,112
Mitsubishi Corp.                             55,000      570,837
Mitsui & Co. Ltd.                            53,000      385,682
Sumitomo Corp.                               36,000      249,857
                                                     -----------
                                                       1,574,348
                                                     -----------

INDUSTRIAL (0.6%)
Ebara Corp.                                  26,000      104,298
Fanuc Co. Ltd.                                4,800      288,607
JGC Corp.                                    18,000      154,728

2003  ANNUAL  REPORT  69
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                      SHARES OR
                                      PRINCIPAL
                                       AMOUNT      VALUE
----------------------------------------------------------

JAPAN (continued)

INDUSTRIAL (continued)
Kawasaki Heavy Industries Ltd.          21,000  $   26,552
Kubota Corp.                            30,000     108,064
Minebea Co. Ltd.                        23,000     130,968
Mitsubishi Heavy Industries Ltd.       114,000     313,167
Nippon Steel Corp.                     305,000     627,006
SMC Corp.                                2,000     240,688
THK Co. Ltd.                             6,800     137,936
                                                ----------
                                                 2,132,014
                                                ----------

INSURANCE (0.5%)
Daido Life Insurance Co.                    32      95,184
Millea Holdings, Inc.                       83     989,039
Mitsui Sumito Insurance Co.             83,000     684,022
Yasuda Fire & Marine Insurance
Co. Ltd.                                27,000     223,496
                                                ----------
                                                 1,991,741
                                                ----------

MANUFACTURING (0.2%)
Amada Co. Ltd.                          34,000     146,905
Amano Corp.                             13,000      89,280
Ishikawajima-Harima Heavy
 Industries Co. Ltd.                    15,000      20,467
JSR Corp.                               12,000     254,331
Koyo Seiko Co. Ltd.                     13,000     132,442
NTN Corp.                               21,000     109,456
Sumitomo Heavy Industries Ltd. (b)      68,000     150,307
                                                ----------
                                                   903,188
                                                ----------

METALS & MINING (0.2%)
Dowa Mining Co. Ltd.                     5,000      27,016
Mitsubishi Material Corp. (b)           21,000      33,811
Mitsui Mining & Smelting Co. Ltd.       39,000     156,092
Nippon Minings Holdings, Inc.           27,500     100,559
NSK Ltd.                                27,000     111,257
Sumitomo Metal & Mining Corp.           40,000     274,344
Sumitomo Metal Industries, Ltd.        234,000     217,110
                                                ----------
                                                   920,189
                                                ----------

MULTI-MEDIA (0.0%)
Tokyo Broadcasting System, Inc.          3,000      48,056
                                                ----------

OFFICE EQUIPMENT & SUPPLIES (0.0%)
Seiko Epson Corp.                        1,200      43,226
                                                ----------

PAPER PRODUCTS (0.1%)
Nippon Unipac Holding                       32     150,780
Oji Paper Ltd.                          57,000     303,316
                                                ----------
                                                   454,096
                                                ----------

PHARMACEUTICALS (1.2%)
Chugai Pharmaceutical Ltd.              10,200     145,297
Daiichi Pharmaceuticals Co.             19,700     301,051
Eisai Co.                               13,000     305,089
Fujisawa Pharmaceutical Co.             14,000     289,080

                                       SHARES OR
                                       PRINCIPAL
                                         AMOUNT     VALUE
----------------------------------------------------------

JAPAN (continued)

PHARMACEUTICALS (continued)
Kaken Pharmaceutical Co. Ltd.           13,000  $   65,511
Kyowa Hakko Kogyo Co. Ltd.               9,000      53,050
Sankyo Co.                              23,000     368,218
Shionogi & Co.                          20,000     335,653
Taisho Pharmacuetical Co. Ltd.           5,000      86,278
Takeda Chemical Industries Ltd.         46,000   1,627,689
Yamanouchi Pharmaceutical Co. Ltd.      19,000     477,009
                                                ----------
                                                 4,053,925
                                                ----------

PHOTOGRAPHIC PRODUCTS (0.4%)
Fuji Photo Film Ltd.                    25,000     736,798
Konica Corp.                            24,000     315,459
Nikon Corp. (b)                         14,000     212,544
Olympus Optical Co. Ltd.                12,000     263,065
                                                ----------
                                                 1,527,866
                                                ----------

PRINTING & PUBLISHING (0.2%)
Dai Nippon Printing Co. Ltd.            35,000     540,592
Toppan Printing Co. Ltd.                40,000     366,762
                                                ----------
                                                   907,354
                                                ----------

RAILROADS (0.4%)
Central Japan Railway Co.                   34     297,521
East Japan Railway Co.                     198     896,930
Keihin Electric Express Railway
 Co. Ltd.                                4,000      23,396
Kinki Nippon Railway Co. Ltd. (b)       39,000     117,424
Tobu Railway Co. Ltd.                   17,000      59,535
West Japan Railway Co.                      48     178,578
                                                ----------
                                                 1,573,384
                                                ----------

REAL ESTATE (0.3%)
Daito Trust Construction Co. Ltd.        3,400     105,153
Japan Real Estate Investment Corp.          19     111,129
Mitsubishi Estate Co.                   47,000     450,612
Mitsui Fudosan Co. Ltd.                 37,000     344,303
Nippon Building Fund, Inc.                  20     123,164
Sumitomo Realty & Development
Co. Ltd.                                18,000     167,008
                                                ----------
                                                 1,301,369
                                                ----------

RESORTS/THEME PARKS (0.0%)
Oriental Land Co. Ltd.                   2,800     153,836
                                                ----------

RESTAURANTS (0.0%)
Skylark Co. Ltd.                         1,000      16,473
                                                ----------

RETAIL (0.8%)
Aeon Co. Ltd.                           11,000     363,215
Citizen Watch Co. Ltd.                  20,000     163,915
FamilyMart Co. Ltd.                      2,100      45,654
Isetan Co. Ltd.                          5,000      51,758
Ito Yokado Co.                          22,000     808,478
Lawson, Inc.                             3,700     141,356

70     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                         SHARES OR
                                      PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------

JAPAN (continued)

RETAIL (continued)
Marui Co.                                     24,000  $   304,762
Matsumotokiyoshi Co. Ltd.                      1,800       90,544
Mitsukoshi Ltd. (b)                           21,000       78,128
Seven - Eleven Japan Co. Ltd.                 20,000      633,101
Shimachu Co. Ltd.                              4,000       78,228
Takashimaya Co.                               21,000      153,200
Tokyo Style Co.                                5,000       49,711
Yamada Denki Co. Ltd.                          6,100      194,206
                                                      -----------
                                                        3,156,256
                                                      -----------

SCHOOLS (0.0%)
Benesse Corp.                                    300        7,368
                                                      -----------

SEMICONDUCTORS (0.4%)
Advantest Corp.                                4,200      312,894
Rohm Co.                                       5,200      700,996
Tokyo Electron Ltd.                            8,000      573,430
                                                      -----------
                                                        1,587,320
                                                      -----------

TELECOMMUNICATIONS (0.8%)
Nippon Telegraph &
 Telephone Corp.                                 256    1,143,367
NTT Docomo, Inc.                                 863    1,868,321
Oki Electric Industry Co. Ltd. (b)            40,000      177,196
                                                      -----------
                                                        3,188,884
                                                      -----------

TEXTILE PRODUCTS (0.1%)
Mitsubishi Rayon Co. Ltd.                      9,000       33,402
Nisshinbo Industries, Inc.                    15,000       74,908
Teijin Ltd.                                   71,000      210,542
Toyobo Co. Ltd.                               41,000       82,794
                                                      -----------
                                                          401,646
                                                      -----------

TIRE & RUBBER (0.1%)
Bridgestone Corp.                             27,000      353,664
                                                      -----------

TOYS (0.0%)
Sega Corp. (b)                                 5,900       65,314
                                                      -----------

TRANSPORTATION (0.3%)
Kamigumi Co. Ltd.                             12,000       78,155
Kawasaki Kisen Kaisha Ltd.                    38,000      152,436
Mitsui O.S.K. Lines Ltd.                      47,000      191,104
Nippon Express Co. Ltd.                       55,000      248,147
Seino Transportation Co. Ltd.                 13,000       91,645
Tokyo Corp.                                   83,000      411,470
                                                      -----------
                                                        1,172,957
                                                      -----------

UTILITIES (1.2%)
Chubu Electric Power Co., Inc.                31,500      631,805
Kansai Electric Power, Inc.                   28,800      497,749
Kyushu Electric Power Co., Inc.               15,500      256,042
Mitsubishi Electric Co.                       70,000      312,639

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT       VALUE
-----------------------------------------------------------------

JAPAN (continued)

UTILITIES (continued)
Osaka Gas Co. Ltd.                           104,000  $   287,588
Tohoku Electric Power Co. Ltd.                14,700      238,281
Tokyo Electric Power Co. Ltd.                 60,200    1,284,114
Tokyo Gas Ltd.                               145,000      497,248
                                                      -----------
                                                        4,005,466
                                                      -----------
                                                       76,459,560
                                                      -----------

-----------------------------------------------------------------
LUXEMBOURG (0.1%)

STEEL (0.1%)
Arcelor                                       16,963      241,958
                                                      -----------

-----------------------------------------------------------------
NETHERLANDS (4.5%)

BANKS (0.4%)
ABN Amro Holding NV                           71,353    1,497,209
                                                      -----------

BIOTECHNOLOGY (0.0%)
Qiagen NV (b)                                  4,818       56,121
                                                      -----------

BUSINESS SERVICES (0.0%)
Vedior NV                                      2,365       34,091
                                                      -----------

CHEMICALS (0.2%)
Akzo Nobel NV                                 11,162      352,942
DSM NV                                         5,259      241,120
                                                      -----------
                                                          594,062
                                                      -----------

DIVERSIFIED (0.0%)
Hagemeyer NV                                   2,007        5,810
IHC Caland NV                                    570       24,318
                                                      -----------
                                                           30,128
                                                      -----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.6%)
Koninklijke Ahold NV (b)                      37,194      314,773
Philips Electronics NV                        66,621    1,795,994
                                                      -----------
                                                        2,110,767
                                                      -----------

ENERGY (1.2%)
Royal Dutch Petroleum Co.                    102,912    4,566,476
                                                      -----------

FINANCIAL SERVICES (0.4%)
Euronext NV                                    1,904       46,592
ING Groep NV                                  77,577    1,610,673
                                                      -----------
                                                        1,657,265
                                                      -----------

FOOD PRODUCTS (0.6%)
Heineken NV                                    9,144      326,338
Koninklijke Numico NV (b)                      6,158      138,950
Unilever NV CVA                               28,689    1,666,547
                                                      -----------
                                                        2,131,835
                                                      -----------

INSURANCE (0.2%)
Aegon NV                                      68,998      904,771
                                                      -----------

2003  ANNUAL  REPORT  71
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                      SHARES OR
                                      PRINCIPAL
                                        AMOUNT       VALUE
------------------------------------------------------------

NETHERLANDS (continued)

PRINTING & PUBLISHING (0.2%)
Elsevier NV                              32,414  $   360,987
Oce NV                                       22          292
VNU NV                                   11,158      339,845
Wolters Kluwer CVA                       13,862      194,825
                                                 -----------
                                                     895,949
                                                 -----------

REAL ESTATE (0.1%)
Corio NV                                  1,854       61,835
Rodamco Europe NV                           923       47,104
Wereldhave NV                             1,655      104,085
                                                 -----------
                                                     213,024
                                                 -----------

RETAIL (0.0%)
Vendex NV                                 1,603       19,734
                                                 -----------

SEMICONDUCTORS (0.3%)
ASML Holding NV (b)                      25,130      436,159
STMicroelectronics NV                    31,535      839,502
                                                 -----------
                                                   1,275,661
                                                 -----------

TELECOMMUNICATIONS (0.2%)
KPN NV (b)                               79,436      603,932
                                                 -----------

TRANSPORTATION (0.1%)
TPG NV                                   14,465      311,929
                                                 -----------
                                                  16,902,954
                                                 -----------

------------------------------------------------------------
NEW ZEALAND (0.2%)

AIRPORTS (0.0%)
Auckland International Airport Ltd.       8,490       34,482
                                                 -----------

BUILDING & CONSTRUCTION (0.0%)
Fletcher Building Ltd.                   12,985       35,026
                                                 -----------

ENTERTAINMENT (0.0%)
Sky City Entertainment Group Ltd.        24,802      136,394
                                                 -----------

HEALTHCARE (0.0%)
Fisher & Paykel Industries Ltd.           3,313       24,632
                                                 -----------

HOUSEHOLD PRODUCTS (0.0%)
Fisher & Paykel Appliances
Holdings Ltd.                             8,871       80,290
                                                 -----------

PAPER PRODUCTS (0.0%)
Carter Holt Harvey Ltd.                     466          524
                                                 -----------

TELECOMMUNICATIONS (0.2%)
Telecom Corp. of New Zealand Ltd.       109,963      327,024
                                                 -----------
                                                     638,372
                                                 -----------

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT     VALUE
------------------------------------------------------------

NORWAY (0.4%)

BANKS (0.0%)
DnB Holding ASA                          30,935  $   180,657
                                                 -----------

BUILDING & CONSTRUCTION (0.0%)
Aker Kvaerner ASA (b)                       770       12,576
                                                 -----------

FINANCIAL SERVICES (0.0%)
Gjensidige NOR ASA                        3,677      150,781
                                                 -----------

FOOD PRODUCTS (0.0%)
Orkla ASA                                 7,997      167,640
                                                 -----------

INDUSTRIAL (0.2%)
Norsk Hydro ASA                           8,424      474,084
Tomra Systems ASA                         8,330       47,939
                                                 -----------
                                                     522,023
                                                 -----------

INSURANCE (0.0%)
Storebrand ASA (b)                          600        3,343
                                                 -----------

OIL & GAS (0.0%)
Statoil ASA                              12,144      114,193
                                                 -----------

PAPER PRODUCTS (0.0%)
Norske Skogsindustrier ASA                1,207       22,955
                                                 -----------

SHIPPING (0.0%)
Frontline Ltd.                            4,097       79,947
                                                 -----------

TELECOMMUNICATIONS (0.2%)
Tandberg ASA (b)                         19,305      135,942
Telenor ASA                              32,972      179,498
                                                 -----------
                                                     315,440
                                                 -----------
                                                   1,569,555
                                                 -----------

------------------------------------------------------------
PORTUGAL (0.3%)

AUTOMOTIVE (0.0%)
Brisa- Auto Estradas SA                  20,131      125,904
                                                 -----------

BANKS (0.0%)
Banco Commercial Portuguese SA           73,376      141,597
Banco Espirito Santo SA                     385        5,523
                                                 -----------
                                                     147,120
                                                 -----------

BUILDING PRODUCTS (0.0%)
CIMPOR-Cimentos de Portugal
SGPS SA                                   7,400       32,690
                                                 -----------

FINANCIAL SERVICES (0.0%)
BPI-SGPS SA                                 150          462
                                                 -----------

FOOD PRODUCTS (0.0%)
Jeronimo Martins SGPS SA (b)                 17          160
                                                 -----------

72     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT      VALUE
---------------------------------------------------------------------

PORTUGAL (continued)

INDUSTRIAL (0.0%)
Sonae SGPS SA (b)                                     291  $      200
                                                           ----------

TELECOMMUNICATIONS (0.2%)
Portugal Telecom SA                                62,147     522,337
PT Multimedia-Servicos de
Telecomunicacoes
e Multimedia (b)                                    2,703      46,317
                                                           ----------
                                                              568,654
                                                           ----------

UTILITIES (0.1%)
Electricidade de Portugal SA                      133,674     303,022
                                                           ----------
                                                            1,178,212
                                                           ----------

---------------------------------------------------------------------
SINGAPORE (0.8%)

AEROSPACE/DEFENSE (0.0%)
Singapore Tech Engineering Ltd.                    39,000      43,235
                                                           ----------

AIRLINES (0.0%)
Singapore Airlines Ltd.                            18,000     125,104
                                                           ----------

BANKS (0.5%)
Development Bank of Singapore Ltd.                 45,000     369,626
Oversea-Chinese Banking Corp. Ltd.                 47,000     326,661
United Overseas Bank Ltd.                          80,000     624,945
                                                           ----------
                                                            1,321,232
                                                           ----------

BEVERAGES (0.0%)
Fraser & Neave Ltd.                                 5,400      38,152
                                                           ----------

DIVERSIFIED (0.0%)
Haw Par Corporation Ltd.                           17,226      43,338
Keppel Corp.                                       23,000      78,607
                                                           ----------
                                                              121,945
                                                           ----------

FINANCIAL SERVICES (0.0%)
Creative Technology Ltd.                            4,500      46,785
                                                           ----------

HEALTHCARE (0.0%)
Parkway Holdings Ltd.                             233,000     133,166
                                                           ----------

MANUFACTURING (0.0%)
Venture Manufacturing Ltd.                         13,000     141,130
                                                           ----------

PRINTING & PUBLISHING (0.1%)
Singapore Press Holdings Ltd.                      24,000     271,576
                                                           ----------

REAL ESTATE (0.0%)
Capitaland Ltd.                                     1,000         936
City Developments Ltd.                             17,000      59,077
                                                           ----------
                                                               60,013
                                                           ----------

SEMICONDUCTORS (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b)    106,000     104,116
                                                           ----------

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT     VALUE
----------------------------------------------------------------------

SINGAPORE (continued)

SHIPPING (0.1%)
Neptune Orient Lines Ltd. (b)                      76,000  $   96,913
Singapore Post Ltd.                               358,000     137,775
                                                           ----------
                                                              234,688
                                                           ----------

TELECOMMUNICATIONS (0.1%)
Datacraft Asia Ltd. (b)                            50,000      62,500
Singapore Telecommunications Ltd.                 214,000     211,424
                                                           ----------
                                                              273,924
                                                           ----------

TRANSPORTATION (0.0%)
ComfortDelgro Corp. Ltd.                          170,520      75,909
                                                           ----------
                                                            2,990,975
                                                           ----------

---------------------------------------------------------------------
SPAIN (3.0%)

AIRLINE SERVICES (0.0%)
Iberia Lineas Aereas de Espana SA                   8,700      21,239
                                                           ----------

BANKS (1.2%)
Banco Bilbao Vizcaya Argentaria SA                152,040   1,744,488
Banco Popular Espanol SA                            7,359     382,658
Banco Santander Central
Hispanoamericano SA                               207,429   1,989,375
                                                           ----------
                                                            4,116,521
                                                           ----------

BROADCASTING & TELEVISION (0.0%)
Antena 3 Television SA (b)                            766      25,033
                                                           ----------

BUILDING & CONSTRUCTION (0.1%)
Acciona SA                                          1,580      82,929
ACS, Actividades de Construccion y
Servicios SA                                        3,487     146,824
Fomento De Construcciones Y
Contrates SA                                        3,386     110,450
Grupo Ferrovial SA                                    757      21,613
                                                           ----------
                                                              361,816
                                                           ----------

COMPUTER SOFTWARE/SERVICES (0.0%)
Indra Sistemas SA                                   8,457      95,167
                                                           ----------

ENERGY (0.3%)
Repsol SA                                          48,807     851,072
                                                           ----------

ENGINEERING (0.0%)
Grupo Dragados SA                                   5,009     102,309
                                                           ----------

FOOD PRODUCTS (0.1%)
Altadis SA                                         16,813     407,711
                                                           ----------

HOTELS & LODGING (0.0%)
NH Hoteles SA (b)                                   2,634      30,283
                                                           ----------

INSURANCE (0.0%)
Corporacion Mapfre SA                              11,148     138,926
                                                           ----------

2003  ANNUAL  REPORT  73
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                        SHARES OR
                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------

SPAIN (continued)

METALS & MINING (0.0%)
Acerinox SA                                    2,919  $   127,080
                                                      -----------

PHARMACEUTICALS (0.0%)
Zeltia SA                                      2,221       15,775
                                                      -----------

RAILROADS (0.0%)
Autopistas, Concesionaria Espanola SA          7,038       94,909
                                                      -----------

REAL ESTATE (0.0%)
Vallehermoso SA                                7,621      101,529
                                                      -----------

RETAIL (0.0%)
Industria de Diseno Textil SA                  6,946      143,488
                                                      -----------

TELECOMMUNICATIONS (0.8%)
Telefonica SA                                226,534    2,817,801
                                                      -----------

TRAVEL (0.0%)
Amadeus Global Travel
Distribution SA                                8,290       52,040
                                                      -----------

UTILITIES (0.5%)
Endesa SA                                     44,539      706,750
Gas Natural SA                                 5,125       98,483
Iberdrola SA                                  43,746      729,765
Union Electrica Fenosa SA                      9,434      152,442
                                                      -----------
                                                        1,687,440
                                                      -----------
                                                       11,190,139
                                                      -----------

------------------------------------------------------------------
SWEDEN (2.0%)

AIRLINES (0.0%)
SAS AB (b)                                    18,668      163,925
                                                      -----------

AUTOMOTIVE (0.1%)
Volvo AB - A Shares                            2,421       65,018
Volvo AB - B Shares                            8,868      247,823
                                                      -----------
                                                          312,841
                                                      -----------

BANKS (0.5%)
Nordea AB                                    123,347      765,300
Skandiaviska Enskilda Banken AB               28,638      345,087
Svenska Handelsbanken AB                      40,703      717,443
                                                      -----------
                                                        1,827,830
                                                      -----------

BUILDING & CONSTRUCTION (0.1%)
Assa Abloy AB                                 19,543      192,903
Skanska AB                                     7,185       49,737
                                                      -----------
                                                          242,640
                                                      -----------

COMMERCIAL SERVICES (0.1%)
Securitas AB                                  20,810      256,095
                                                      -----------

COMPUTER SOFTWARE/
SERVICES (0.0%)
WM-data AB - B Shares (b)                     29,093       56,688
                                                      -----------

                                          SHARES OR
                                      PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------
SWEDEN (continued)
HOUSEHOLD PRODUCTS (0.1%)
Electrolux AB                                 16,377  $   335,902
                                                      -----------

INDUSTRIAL (0.2%)
Atlas Copco AB - A Shares                      6,709      235,649
Atlas Copco AB - B Shares                      1,766       57,728
Sandvik AB                                    13,223      393,257
Trelleborg AB - B Shares                       2,922       42,702
                                                      -----------
                                                          729,336
                                                      -----------

INSURANCE (0.0%)
Skandia Forsakrings AB                        41,183      150,988
                                                      -----------

METALS (0.1%)
S.K.F. AB                                      5,867      207,579
                                                      -----------

PAPER PRODUCTS (0.1%)
Billerud                                       6,770       97,200
Svenska Cellusoa                               9,215      347,887
                                                      -----------
                                                          445,087
                                                      -----------

PRINTING & PUBLISHING (0.0%)
Eniro AB                                       9,694       77,668
                                                      -----------

REAL ESTATE (0.0%)
Castellum AB                                   3,900       77,742
Drott AB                                       1,222       19,816
                                                      -----------
                                                           97,558
                                                      -----------

RETAIL (0.1%)
Hennes & Mauritz AB                           25,567      542,420
                                                      -----------

TELECOMMUNICATIONS (0.5%)
Ericsson SA (b)                              816,404    1,402,387
Tele2 AB (b)                                   6,419      322,972
Telia AB                                      73,817      322,678
                                                      -----------
                                                        2,048,037
                                                      -----------

TELEVISION (0.0%)
Modern Times Group AB Class B (b)                719       13,503
                                                      -----------

TOBACCO (0.1%)
Swedish Match AB                              24,128      196,405
                                                      -----------
                                                        7,704,502
                                                      -----------

-----------------------------------------------------------------
SWITZERLAND (5.6%)

AEROSPACE/DEFENSE (0.0%)
Unaxis Holdings AG                                 4          523
                                                      -----------

BANKS (0.6%)
Credit Suisse Group                           64,320    2,266,264
                                                      -----------

74     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE
---------------------------------------------------------------

SWITZERLAND (continued)

BUILDING & CONSTRUCTION (0.1%)
Geberit AG, Registered                         225  $    92,672
Holcim Ltd.                                  6,275      264,092
                                                    -----------
                                                        356,764
                                                    -----------

CHEMICALS (0.2%)
Ciba Specialty Chemicals AG,
Registered                                   3,512      232,362
Clariant AG (b)                              5,644       79,460
Lonza Group AG                               2,742      134,497
Syngenta AG                                  6,290      337,028
                                                    -----------
                                                        783,347
                                                    -----------

COMMERCIAL SERVICES (0.1%)
Adecco SA                                    7,320      431,685
SGS Societe Generale de
Surveillance Holdings SA                       126       71,145
                                                    -----------
                                                        502,830
                                                    -----------

COMPUTERS (0.0%)
Logitech International SA (b)                3,420      137,020
                                                    -----------

ELECTRONICS & ELECTRICAL
EQUIPMENT (0.1%)
ABB Ltd. (b)                                57,637      338,825
                                                    -----------

FOOD PRODUCTS (1.3%)
Nestle SA                                   21,392    4,709,812
                                                    -----------

INSURANCE (0.5%)
Swiss Re                                    16,548    1,041,569
Zurich Financial Services AG                 7,631      977,198
                                                    -----------
                                                      2,018,767
                                                    -----------

MANUFACTURING (0.0%)
Sulzer AG                                       87       20,686
                                                    -----------

MEDICAL PRODUCTS (0.0%)
Nobel Biocare Holding AG                       538       47,743
Nobel Biocare Holding AG                       832       74,338
                                                    -----------
                                                        122,081
                                                    -----------

METALS (0.0%)
Sythes-Stratec, Inc.                           113      103,747
                                                    -----------

PHARMACEUTICALS (2.4%)
Givaudan                                       482      217,294
Novartis AG                                126,159    4,808,847
Roche Holding AG                               996      124,188
Roche Holding AG Genusscheine               37,572    3,109,077
Serono SA                                      307      211,970
                                                    -----------
                                                      8,471,376
                                                    -----------

RETAIL (0.2%)
Compagnie Finacnce Richemont AG             27,415      616,933
Swatch Group AG                              2,261      240,856
Swatch Group AG Class B                        372        7,939
                                                    -----------
                                                        865,728
                                                    -----------

                                         SHARES OR
                                      PRINCIPAL AMOUNT  VALUE
---------------------------------------------------------------

SWITZERLAND (continued)

TELECOMMUNICATIONS (0.1%)
Kudelski SA (b)                              1,165  $    33,938
Swisscom AG                                  1,280      372,396
                                                    -----------
                                                        406,334
                                                    -----------
                                                     21,104,104
                                                    -----------

---------------------------------------------------------------
UNITED KINGDOM (24.1%)

ADVERTISING (0.2%)
Aegis Group PLC                             82,273      139,264
WPP Group PLC                               61,320      584,280
                                                    -----------
                                                        723,544
                                                    -----------

AEROSPACE/DEFENSE (0.2%)
British Aerospace PLC                      166,179      516,055
Cobham PLC                                   2,262       45,218
Rolls-Royce Group PLC                       80,494      259,188
                                                    -----------
                                                        820,461
                                                    -----------

AIRLINES (0.2%)
BAA PLC                                     65,381      517,019
British Airways PLC (b)                     36,185      127,721
                                                    -----------
                                                        644,740
                                                    -----------

AUTOMOTIVE (0.1%)
GKN PLC                                     43,977      205,970
                                                    -----------

BANKS (5.5%)
Barclays PLC                               320,670    2,704,480
HBOS PLC                                   185,143    2,153,693
HSBC Holdings PLC                          515,016    7,734,514
HSBC Holdings PLC ADR                        5,600      420,392
MAN Group PLC                               14,870      365,636
Royal Bank of Scotland
Group PLC                                  138,084    3,699,939
UBS AG                                      62,435    3,833,954
                                                    -----------
                                                     20,912,608
                                                    -----------

BREWERY (0.2%)
SABMiller PLC                               41,365      349,392
Scottish & Newcastle PLC                    49,047      287,769
                                                    -----------
                                                        637,161
                                                    -----------

BUILDING & CONSTRUCTION (0.2%)
Berkeley Group PLC                           1,941       25,199
BICC Group PLC                               1,799        5,846
BPB PLC                                     14,455       81,622
George Wimpey PLC                           20,314      112,723
Hanson PLC                                  48,842      338,160
Persimmon PLC                                6,006       47,341
Pilkington PLC                              17,134       25,296
RMC Group PLC                               20,860      217,700
Taylor Woodrow PLC                           8,517       32,375
                                                    -----------
                                                        886,262
                                                    -----------

2003  ANNUAL  REPORT  75
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                     SHARES OR
                                     PRINCIPAL
                                      AMOUNT       VALUE
----------------------------------------------------------

UNITED KINGDOM (continued)

CHEMICALS (0.2%)
BOC Group PLC                          28,623  $   390,274
Imperial Chemical Industries PLC       57,188      188,025
                                               -----------
                                                   578,299
                                               -----------

COMMERCIAL SERVICES (0.2%)
Brambles Industries PLC                25,696       77,835
Capita Group PLC                       44,469      186,579
Rentokil Initial PLC                   99,967      378,719
                                               -----------
                                                   643,133
                                               -----------

COMPUTER SOFTWARE/SERVICES (0.2%)
Hays PLC                              106,141      219,741
Logica PLC                             55,643      289,880
Mysis PLC                              32,491      165,407
The Sage Group PLC                     65,222      206,415
                                               -----------
                                                   881,443
                                               -----------

CONSUMER PRODUCTS (0.1%)
Reckitt Benckiser PLC                  25,979      546,655
                                               -----------

DIVERSIFIED (0.0%)
Serco Group PLC                         6,016       18,160
Tompkins PLC                           22,928      109,330
                                               -----------
                                                   127,490
                                               -----------

ELECTRONICS & ELECTRICAL
EQUIPMENT (0.3%)
Electrocomponents PLC                  19,130      112,970
National Grid Group PLC               147,916      944,410
                                               -----------
                                                 1,057,380
                                               -----------

ENERGY (3.1%)
BG PLC                                181,169      826,231
BP Amoco PLC                        1,107,123    7,684,015
BP PLC ADR                                100        4,238
Shell Transportation & Trading
Co. PLC                               477,739    2,983,373
                                               -----------
                                                11,497,857
                                               -----------

ENGINEERING (0.0%)
AMEC PLC                               10,663       46,050
Barratt Developments PLC                4,909       40,819
                                               -----------
                                                    86,869
                                               -----------

ENTERTAINMENT (0.5%)
British Sky Broadcasting Group PLC (b  56,968      618,699
Carlton Communications PLC             41,308      151,411
Carnival PLC                            7,712      266,318
EMI Group PLC                          68,269      202,736
Enterprise Inns PLC                     3,778       54,206
Hilton Group PLC                      106,319      350,011
Rank Group PLC                         36,347      172,701
William Hill PLC                       25,965      149,368
                                               -----------
                                                 1,965,450
                                               -----------

                                      SHARES OR
                                      PRINCIPAL
                                        AMOUNT     VALUE
----------------------------------------------------------

UNITED KINGDOM (continued)

FINANCIAL SERVICES (0.8%)
3I Group PLC                           32,126  $   338,001
Amvescap PLC                           36,577      289,553
Close Brothers Group PLC                  318        3,902
Lloyds TSB Group PLC                  293,078    2,035,359
Provident Financial PLC                15,445      169,444
                                               -----------
                                                 2,836,259
                                               -----------

FOOD PRODUCTS (1.6%)
Cadbury Schweppes PLC                 107,183      687,068
Diageo PLC                            157,346    1,850,367
Granada Compass PLC                   139,181      276,925
J Sainsbury PLC                        56,378      270,987
Safeway PLC                            49,931      245,718
Tate & Lyle PLC                        15,775       82,517
Tesco PLC                             346,257    1,388,160
Unilever PLC                          129,013    1,100,116
                                               -----------
                                                 5,901,858
                                               -----------

HEALTHCARE (1.2%)
AstraZeneca Group PLC                  85,024    3,993,712
Celltech Group PLC (b)                  8,733       68,021
Kidde PLC                              68,417      116,971
Smith & Nephew PLC                     48,472      385,157
                                               -----------
                                                 4,563,861
                                               -----------

HOTELS & MOTELS (0.1%)
InterContinental Hotels Group PLC      28,280      256,625
                                               -----------

IMPORT/EXPORT (0.1%)
Wolseley PLC                           22,027      269,968
                                               -----------

INDUSTRIAL (0.2%)
BBA Group PLC                           9,340       41,169
FKI PLC                                23,601       46,257
IMI PLC                                16,482       96,773
Invensys PLC                          251,328      127,947
Smiths Industries PLC                  31,537      375,421
                                               -----------
                                                   687,567
                                               -----------

INSURANCE (0.7%)
CGNU PLC                               99,119      813,247
Friends Provident PLC                  98,470      229,343
Legal & General Group PLC             294,176      519,170
Prudential PLC                        103,250      801,148
Royal & Sun Alliance Insurance
Group PLC                             211,428      314,832
                                               -----------
                                                 2,677,740
                                               -----------

INVESTMENT COMPANY (0.0%)
Schroders PLC                              82        1,043
                                               -----------

76     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                         SHARES OR
                                      PRINCIPAL AMOUNT                VALUE
------------------------------------------------------------------------------

UNITED KINGDOM (continued)

MEDICAL PRODUCTS (0.2%)
Amersham PLC                                 44,350               $   552,030
SSL International PLC                         5,503                    27,548
                                                                  -----------
                                                                      579,578
                                                                  -----------

METALS & MINING (0.7%)
BHP Billiton PLC                            130,961                 1,028,389
Johnson Matthey PLC                           7,976                   132,912
Rio Tinto PLC                                53,281                 1,292,034
                                                                  -----------
                                                                    2,453,335
                                                                  -----------

PAPER PRODUCTS (0.1%)
Bunzl PLC                                    25,195                   196,671
Rexam PLC                                    27,700                   202,124
                                                                  -----------
                                                                      398,795
                                                                  -----------

PHARMACEUTICALS (1.7%)
Glaxosmithkline PLC                         299,267                 6,408,955
                                                                  -----------

PRINTING & PUBLISHING (0.5%)
Daily Mail & General Trust                    5,571                    54,406
EMAP PLC                                     14,817                   201,275
Pearson PLC                                  41,990                   434,655
Reed International PLC                       68,948                   535,867
Reuters Group PLC                            77,694                   338,506
United Business Media PLC                    23,224                   182,862
Yell Group PLC (b)                           35,853                   174,613
                                                                  -----------
                                                                    1,922,184
                                                                  -----------

RAILROADS (0.0%)
FirstGroup PLC                               10,269                    52,496
                                                                  -----------

REAL ESTATE (0.3%)
British Land Co. PLC                         29,471                   258,681
Canary Wharf Group PLC                       35,821                   142,392
Great Portland Estates PLC                   11,394                    45,534
Hammerson PLC                                11,889                   120,142
Land Securities Group PLC                    29,648                   453,304
Liberty International PLC                     5,764                    62,257
Slough Estates PLC                            9,355                    60,881
                                                                  -----------
                                                                    1,143,191
                                                                  -----------

RESTAURANTS (0.2%)
Compass Group PLC                            93,553                   539,369
Whitbread PLC                                19,290                   245,834
                                                                  -----------
                                                                      785,203
                                                                  -----------

RETAIL (0.9%)
Boots Group PLC                              48,012                   580,502
Dixons Group PLC                            114,507                   263,779
Great Universal Stores PLC                   53,059                   648,277
Kesa Electricals PLC (b)                     25,474                   105,477
Kingfisher PLC                              120,200                   576,225

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT                    VALUE
-----------------------------------------------------------------------------

UNITED KINGDOM (continued)

RETAIL (continued)
Marks & Spencer PLC                         114,877               $   560,941
MFI Furniture Group PLC                      43,345                   119,342
Mitchells & Butlers PLC (b)                  28,280                   111,576
Next PLC                                     16,268                   325,751
Signet Group PLC                             49,712                    87,311
                                                                  -----------
                                                                    3,379,181
                                                                  -----------

SECURITY SERVICES (0.0%)
Securicor PLC                                46,724                    69,179
                                                                  -----------

SEMICONDUCTORS (0.0%)
Arm Holdings PLC (b)                         62,136                   119,940
                                                                  -----------

TELECOMMUNICATIONS (2.4%)
BT Group PLC                                450,622                 1,418,487
Cable & Wireless PLC                        128,479                   297,056
Vodafone Group PLC                        3,418,817                 7,179,432
                                                                  -----------
                                                                    8,894,975
                                                                  -----------

TOBACCO (0.4%)
British American Tobacco PLC                 71,562                   865,240
Imperial Tobacco Group PLC                   33,355                   552,999
                                                                  -----------
                                                                    1,418,239
                                                                  -----------

TRANSPORTATION (0.1%)
Associated British Ports
Holdings PLC                                  4,727                    34,091
Exel PLC                                     17,593                   226,447
Peninsular & Oriental Steam
Navigation Co.                               23,780                   111,577
Stagecoach Group PLC                         85,328                   112,580
                                                                  -----------
                                                                      484,695
                                                                  -----------

UTILITIES (0.6%)
Centrica PLC                                196,985                   616,735
International Power PLC (b)                  37,603                    85,027
Scottish & Southern Energy PLC               48,155                   501,332
Scottish Power PLC                           98,431                   584,614
Severn Trent PLC                             24,998                   300,336
United Utilities PLC                         33,588                   268,599
United Utilities PLC, Class A (b)            18,660                    88,187
                                                                  -----------
                                                                    2,444,830
                                                                  -----------

WATER/SEWER (0.1%)
Kelda Group PLC                              32,956                   248,445
                                                                  -----------
                                                                   90,213,464
                                                                  -----------

TOTAL COMMON STOCKS                                               330,952,256
                                                                  -----------

2003  ANNUAL  REPORT  77
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)


PREFERRED  STOCKS  (0.2%)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT                    VALUE
---------------------------------------------------------------------------------
AUSTRALIA (0.2%)

MULTI-MEDIA (0.2%)
News Corp. Ltd.                                  105,563              $   776,736
                                                                      -----------

---------------------------------------------------------------------------------
GERMANY (0.0%)

AUTOMOTIVE (0.0%)
Volkswagen AG                                      2,726                   92,851
                                                                      -----------

UTILITIES (0.0%)
RWE AG                                                23                      564
                                                                      -----------
                                                                           93,415
                                                                      -----------

TOTAL PREFERRED STOCKS                                                    870,151
                                                                      -----------

RIGHTS (0.0%)

AUSTRALIA (0.0%)

BANKS (0.0%)
Australia & New Zealand Banking Group Ltd.,
Expires 11/24/03                                  14,268                   43,634
                                                                      -----------

INSURANCE (0.0%)
Amp Ltd., Expires 12/12/03                        85,037                        0
                                                                      -----------
                                                                           43,634
                                                                      -----------

---------------------------------------------------------------------------------
FRANCE (0.0%)

BANKS (0.0%)
Credit Agricole SA, Expires 11/07/03              16,790                    3,904
                                                                      -----------

---------------------------------------------------------------------------------
GERMANY (0.0%)

INSURANCE (0.0%)
Muenchener Rueckversicherungs-Gesellschaft AG,
Expires 11/10/03                                   6,152                   50,848
                                                                      -----------

---------------------------------------------------------------------------------
UNITED KINGDOM (0.0%)

UTILITIES (0.0%)
United Utilities PLC, Expires 06/05               33,588                        0
                                                                      -----------

TOTAL RIGHTS                                                               98,386
                                                                      -----------

U.S.  GOVERNMENT  OBLIGATIONS  (0.5%)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT                   VALUE
---------------------------------------------------------------------------------

US TREASURY BILL (0.5%)
0.92%, 12/18/03 (c)                          $ 1,800,000              $ 1,798,050
                                                                      -----------

TOTAL U.S. GOVERNMENT OBLIGATIONS                                       1,798,050
                                                                      -----------

WARRANTS (0.0%)

HONG KONG (0.0%)

REAL ESTATE (0.0%)
Hopewell Holdings Ltd.,
Expires 08/05/06                                   7,158                    1,475
                                                                      -----------

TOTAL WARRANTS                                                              1,475
                                                                      -----------

REPURCHASE AGREEMENTS (8.9%)

CS First Boston, 0.94%, dated
10/31/03, due 11/03/03, repurchase
price 16,796,432 (Fully collateralized
by AA Rated Corporate Bonds)                 $16,795,115               16,795,115
Lehman Brothers, Inc., 0.94%,
dated 10/31/03, due 11/03/03, repurchase
price $3,110,437 (Fully collateralized
by U.S. Agency Securities)                     3,110,193                3,110,193
Nomura Securities, 0.94%,dated
10/31/03, due 11/03/03, repurchase
price $13,437,145 (Fully collateralized
by AA Rated Corporate Bonds)                  13,436,093               13,436,093
                                                                      -----------

TOTAL REPURCHASE AGREEMENTS                                            33,341,401
                                                                      -----------

78     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAl
RECEIVED FOR SECURITIES ON LOAN  (3.2%)

                                   SHARES OR
                                   PRINCIPAL
                                    AMOUNT         VALUE
-------------------------------------------------------------

REPURCHASE AGREEMENTS (3.2%)
Nomura Securities, 1.07%, dated 10/31/03,
due 11/03/03, repurchase price $12,204,701
(Fully collateralized by U.S.
Agency Securities)                $12,203,613  $ 12,203,613
                                               -------------

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN       12,203,613
                                               -------------

TOTAL INVESTMENTS (COST 332,502,716) - 100.8%   379,265,332

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%   (3,051,578)
                                               -------------

NET ASSETS - 100.0%                            $376,213,754
                                               =============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.

ADR  American  Depositary  Receipt

At  October  31,  2003,  the  Fund's forward currency contracts were as follows:

                                                             UNREALIZED
                       DELIVERY   CONTRACT      MARKET      APPRECIATION
CURRENCY                 DATE       VALUE        VALUE     (DEPRECIATION)
-------------------------------------------------------------------------
SHORT:
Hong Kong Dollar       11/03/03  $    64,434  $    64,391  $     ( 43)
                                 -------------------------------------
TOTAL SHORT CONTRACTS            $    64,434  $    64,391  $     ( 43)
                                 =====================================
LONG:
Australia Dollar       11/03/03  $    70,580  $    70,932  $      352
British Pound          11/26/03    9,443,987    9,467,737      23,750
British Pound          11/26/03    1,221,474    1,219,458      (2,016)
Danish Kroner          11/04/03       15,591       15,637          46
Euro                   11/26/03      196,908      197,450         542
Euro                   11/26/03   13,591,511   13,426,571    (164,940)
Japanese Yen           11/26/03    9,723,609    9,679,714     (43,895)
Japanese Yen           11/26/03       72,649       72,848         199
Singapore Dollar       11/03/03       28,788       28,721         (67)
Swiss Franc            11/26/03    3,101,590    3,058,118     (43,472)
Swiss Franc            11/26/03       37,349       37,477         128
                                 -------------------------------------
TOTAL LONG CONTRACTS             $37,504,036  $37,274,663  $( 229,373)
                                 =====================================

At October 31, 2003, the Fund's open long futures contracts were as follows:

                                                          MARKET VALUE     UNREALIZED
                NUMBER OF        LONG                      COVERED BY     APPRECIATION
                CONTRACTS     CONTRACTS      EXPIRATION     CONTRACTS    (DEPRECIATION)
----------------------------------------------------------------------------------------
Australia              45  S&P 200 Inde         12/18/03  $   2,601,478  $      (12,904)
Europe                600  DJ Euro Stoxx     50 12/19/03     18,030,376         152,613
Europe                  1  DAX Index            12/19/03        106,340             214
Europe                  2  Milan MIB 30 Ind     12/19/03        302,610           2,653
Hong Kong              28  Hang Seng Index      11/27/03      2,180,486         (15,328)
Japan                  97  Topix Index          12/11/03      9,233,684        (137,263)
United Kingdom        160  FTSE 100 Index       12/19/03     11,666,882         (49,072)
                                                          ------------------------------
                                                          $  44,121,856  $      (59,087)
                                                          ==============================

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

2003  ANNUAL  REPORT  79
--------------------------------------------------------------------------------

NATIONWIDE  BOND  INDEX  FUND

Class  A  Shares  symbol:  NBXAX
Class  B  Shares  symbol:  NBXBX
Institutional  Class  symbol:  NBXIX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended Oct. 31, 2003, the Fund returned 3.96%* versus 4.91% for its benchmark, the Lehman Brothers U.S. Aggregate Bond Index.

For broader comparison, the average return for this Fund's peer category (Intermediate Investment Grade Debt Funds) was 5.66%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

The fixed-income markets, represented by the Lehman Brothers U.S. Aggregate Bond Index, enjoyed a generally favorable environment during the period with a total return of just under 5%. Ten of the 12 months during the period saw positive returns for the Index, but the overall return was significantly affected by two months of negative performance: July 2003 with -3.36%, the worst performance for the Index in nearly 20 years, and October 2003 with -1.00%.

  All three sectors within the Index generated positive returns during the period. Government bonds, corporate bonds, and mortgage-backed securities returned 2.90%, 10.57% and 2.75%, respectively. Government bonds had a volatile year as bond yields fell to historic lows (the 10-year note) only to return later to nearly the same yields that these bonds had held at the beginning of the period; however, the yield curve became steeper. Corporate bonds gained from increasing corporate profits and revenues, and decreasing numbers of downgrades and defaults. Mortgage-backed securities (MBS) suffered from severe volatility due to declining interest rates that created huge numbers of refinancings on existing mortgages.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The government bond component of the portfolio at the end of the period had 59 positions that replicate the exposure of roughly 1,000 securities. The credit component of the Fund's portfolio had about 300 issues representing more than 3,800 bonds in the Index. Corporate bonds have more factors influencing their returns, which calls for the construction of a much more diversified portfolio to replicate the Index. The mortgage-backed securities (MBS) component of the portfolio has about 40 positions versus roughly about 2,000 for the Index. Given the liquid nature of the market, the Fund is able to achieve the appropriate exposure with a limited number of portfolio positions. For general MBS exposure, the Fund has built a portfolio that replicates the underlying coupon (5%, 5.5%, 6%, etc.), the issuer (Fannie Mae, Freddie Mac, Ginnie Mae) and the MBS maturity (15 or 30 years).

HOW  IS  THE  FUND  POSITIONED?

The Fund will continue to pursue its stratified sampling investment process, which affords the opportunity to replicate the returns of the Index while maintaining liquidity and minimizing portfolio transaction costs. The Fund currently is positioned to mimic the exposure of the Index's major market sectors and will remain so for the foreseeable future.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $683,483,316
OCTOBER  31,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  October  31,  2003)

                                1 YR.   5 YR.   INCEPTION1
-----------------------------------------------------------
Class A               w/o SC2    3.96%   5.89%        7.19%
                      w/SC3     -2.03%   4.64%        6.24%
-----------------------------------------------------------
Class B4              w/o SC2    3.34%   5.63%        6.99%
                      w/SC5     -1.66%   5.30%        6.99%
-----------------------------------------------------------
Institutional Class6             4.47%   6.27%        7.49%
-----------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data. 1 These returns until the creation of Class A and Institutional shares
     (12/29/99) include the performance of the Master Aggregate Bond Index Series (the "Series"), which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund's shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 These returns until the creation of Class B shares (10/12/01) include performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.
5 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
6    Not  subject  to  any  sales  charges.

GROWTH  OF  A  $10,000  INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Date        Class A  LB Aggregate Bond   CPI
----------------------------------------------
4/3/1997      9,425             10,000  10,000
10/31/1997   10,197             10,869  10,100
10/31/1998   11,182             11,883  10,250
10/31/1999   11,227             11,945  10,513
10/31/2000   11,831             12,817  10,875
10/31/2001   13,634             14,682  11,106
10/31/2002   14,323             15,548  11,331
10/31/2003   14,895             16,310  11,616

Comparative performance of $10,000 invested in Class A shares of the Nationwide Bond Index Fund, the Lehman Brothers Aggregate Bond Index (LB Aggregate
Bond)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.
(a) The LB Aggregate Bond is an unmanaged index comprised of U.S. government securities and corporate debt securities and is generally representative of the bond market as a whole.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

80     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENT  OF  INVESTMENTS
October  31,  2003

NATIONWIDE  BOND  INDEX  FUND

U.S.  GOVERNMENT  AND  AGENCY  LONG-TERM  OBLIGATIONS  (71.4%)

                                                 PRINCIPAL
                                                  AMOUNT                VALUE
-------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (36.0%)
7.18%, 06/27/06                                   $   55,000         $   61,836
5.50%, 07/15/06                                    5,080,000          5,475,392
4.88%, 03/15/07                                    6,170,000          6,561,079
5.13%, 07/15/12                                    3,280,000          3,399,694
6.75%, 09/15/29                                      945,000          1,077,788
6.25%, 07/15/32                                    2,110,000          2,275,941
Gold, Pool #G10940, 6.50%, 11/01/11                  127,405            134,024
Gold, Pool #E00507, 7.50%,  09/01/12                  21,306             22,684
Gold, Pool #E72896, 7.00%, 10/01/13                  134,894            142,954
Gold, Pool #G11001, 6.50%, 03/01/15                  271,601            285,124
Gold, Pool #G11003, 7.50%, 04/01/15                   22,198             23,634
Gold, Pool #G11164, 7.00%, 05/01/15                   74,616             79,080
Gold, Pool #E81396, 7.00%, 10/01/15                   19,829             21,014
Gold, Pool #E81394, 7.50%, 10/01/15                  106,304            113,191
Gold, Pool #E84097, 6.50%, 12/01/15                   44,321             46,506
Gold, Pool #E82132, 7.00%, 01/01/16                   32,113             34,033
Gold, Pool #E00938, 7.00%, 01/01/16                  183,671            194,649
Gold, Pool #E82815, 6.00%, 03/01/16                  117,080            121,740
Gold, Pool #E83231, 6.00%, 04/01/16                   45,129             46,913
Gold, Pool #E83233, 6.00%, 04/01/16                  124,620            129,547
Gold, Pool #E83046, 7.00%, 04/01/16                   29,641             31,412
Gold, Pool #E00975, 6.00%, 05/01/16                  508,163            528,255
Gold, Pool #E83636, 6.00%, 05/01/16                  267,689            278,274
Gold, Pool #E83355, 6.00%, 05/01/16                  143,575            149,252
Gold, Pool #G11122, 6.50%, 05/01/16                  104,081            109,212
Gold, Pool #E83933, 6.50%, 05/01/16                   16,507             17,321
Gold, Pool #E00985, 6.00%, 06/01/16                  263,651            274,076
Gold, Pool #E84236, 6.50%, 06/01/16                   81,319             85,331
Gold, Pool #E00987, 6.50%, 06/01/16                  228,734            240,019
Gold, Pool #E00996, 6.50%, 07/01/16                   29,306             30,752
Gold, Pool #E85117, 6.50%, 08/01/16                  111,367            116,862
Gold, Pool #E84912, 6.50%, 08/01/16                   66,991             70,297
Gold, Pool #E85387, 6.00%, 09/01/16                  360,165            374,406
Gold, Pool #E85800, 6.50%, 10/01/16                   64,177             67,343
Gold, Pool #E86183, 6.00%, 11/01/16                   32,276             33,552
Gold, Pool #E01083, 7.00%, 11/01/16                   53,562             56,765
Gold, Pool #E11207, 7.00%, 11/01/16                  164,125            173,935
Gold, Pool #E86533, 6.00%, 12/01/16                   81,639             84,867
Gold, Pool #E87584, 6.00%, 01/01/17                   88,592             92,095
Gold, Pool #C01095, 6.00%, 01/01/17                   98,965            102,877
Gold, Pool #E87446, 6.50%, 01/01/17                   44,631             46,829
Gold, Pool #E86995, 6.50%, 01/01/17                  164,637            172,760
Gold, Pool #E87291, 6.50%, 01/01/17                  210,940            221,348
Gold, Pool #E88076, 6.00%, 02/01/17                   70,589             73,369
Gold, Pool #E01127, 6.50%, 02/01/17                  155,417            163,085
Gold, Pool #E88106, 6.50%, 02/01/17                  343,905            360,848
Gold, Pool #C88768, 6.00%, 03/01/17                  292,423            303,986
Gold, Pool #C88134, 6.00%, 03/01/17                   21,261             22,098
Gold, Pool #E88474, 6.00%, 03/01/17                  159,169            165,436
Gold, Pool #E01137, 6.00%, 03/01/17                  141,010            146,562
Gold, Pool #C01138, 6.50%, 03/01/17                   79,519             83,437
Gold, Pool #E89151, 6.00%, 04/01/17                  290,561            302,001

                                                 PRINCIPAL
                                                  AMOUNT                VALUE
-------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
Gold, Pool #E89217, 6.00%, 04/01/17               $   73,628         $   76,527
Gold, Pool #C01139, 6.00%, 04/01/17                  218,381            226,979
Gold, Pool #E89347, 6.00%, 04/01/17                   31,485             32,725
Gold, Pool #E88729, 6.00%, 04/01/17                  148,337            154,178
Gold, Pool #E89496, 6.00%, 04/01/17                  144,621            150,315
Gold, Pool #E89149, 6.00%, 04/01/17                  215,133            223,604
Gold, Pool #E89203, 6.50%, 04/01/17                   73,074             76,674
Gold, Pool #E89788, 6.00%, 05/01/17                   82,236             85,474
Gold, Pool #E01140, 6.00%, 05/01/17                  533,966            554,991
Gold, Pool #E89530, 6.00%, 05/01/17                  382,623            397,689
Gold, Pool #E89909, 6.00%, 05/01/17                  174,367            181,233
Gold, Pool #C01156, 6.50%, 05/01/17                  229,992            241,322
Gold, Pool #E90227, 6.00%, 06/01/17                   96,666            100,472
Gold, Pool #E01157, 6.00%, 06/01/17                  374,236            388,971
Gold, Pool #C90313, 6.00%, 06/01/17                   69,538             72,276
Gold, Pool #E90194, 6.00%, 06/01/17                  153,908            159,968
Gold, Pool #C90667, 6.00%, 07/01/17                   94,817             98,550
Gold, Pool #C01205, 6.50%, 08/01/17                  164,207            172,297
Gold, Pool #G11458, 6.00%, 09/01/17                  370,000            385,095
Gold, Pool #E93738, 5.50%, 01/01/18                  500,000            515,076
Gold, Pool #E98207, 5.00%, 04/01/18                  191,088            194,179
Gold, Pool #E98258, 5.00%, 07/01/18                  909,998            924,717
Gold, Pool #E97366, 5.00%, 07/01/18                1,463,951          1,487,630
Gold, Pool #E97702, 5.00%, 07/01/18                2,399,998          2,438,817
Gold, Pool #E97335, 5.00%, 07/01/18                6,635,002          6,742,320
Gold, Pool #E98508, 4.50%, 08/01/18                  990,762            989,000
Gold, Pool #E01446, 4.50%, 09/01/18                2,888,727          2,883,591
Gold, Pool #E99498, 5.00%, 09/01/18                  428,397            435,326
Gold, Pool #E99608, 4.50%, 10/01/18                1,195,446          1,193,321
Gold, Pool #E99675, 5.00%, 10/01/18                2,994,354          3,042,786
Gold, Pool #E99673, 5.00%, 10/01/18                  300,001            304,853
Gold, Pool #E01488, 5.00%, 10/01/18                  499,950            508,036
Gold, Pool #C00351, 8.00%, 07/01/24                   15,384             16,726
Gold, Pool #D60780, 8.00%, 06/01/25                   25,572             27,764
Gold, Pool #D82854, 7.00%, 10/01/27                   59,926             63,161
Gold, Pool #C00566, 7.50%, 12/01/27                   78,661             84,149
Gold, Pool #C16221, 7.00%, 10/01/28                    3,399              3,582
Gold, Pool #C00676, 6.50%, 11/01/28                  392,918            409,173
Gold, Pool #C18271, 7.00%, 11/01/28                   79,121             83,363
Gold, Pool #C00182, 7.00%, 11/01/28                   98,852            104,151
Gold, Pool #C24416, 8.50%, 02/01/29                   17,282             18,613
Gold, Pool #C00836, 7.00%, 07/01/29                   53,603             56,432
Gold, Pool #C30265, 6.50%, 08/01/29                  148,291            154,376
Gold, Pool #C31282, 7.00%, 09/01/29                   17,868             18,811
Gold, Pool #C31285, 7.00%, 09/01/29                  132,820            139,831
Gold, Pool #C32914, 8.00%, 11/01/29                   96,951            104,453
Gold, Pool #C37436, 8.00%, 01/01/30                   69,403             74,773
Gold, Pool #E36306, 7.00%, 02/01/30                   46,163             48,570
Gold, Pool #C36429, 7.00%, 02/01/30                   84,871             89,298
Gold, Pool #C00921, 7.50%, 02/01/30                   68,259             72,892
Gold, Pool #G01108, 7.00%, 04/01/30                   47,973             50,505
Gold, Pool #C37703, 7.50%, 04/01/30                   52,330             55,882

2003  ANNUAL  REPORT  81
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  BOND  INDEX  FUND  (Continued)

U.S.  GOVERNMENT  AND  AGENCY  LONG-TERM  OBLIGATIONS  (CONTINUED)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
--------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
Gold, Pool #G01133, 6.50%, 07/01/30                       $  330,043  $  343,697
Gold, Pool #C41561, 8.00%, 08/01/30                           39,360      42,370
Gold, Pool #C01051, 8.00%, 09/01/30                          170,779     183,837
Gold, Pool #C43550, 7.00%, 10/01/30                          112,067     117,913
Gold, Pool #C44017, 7.50%, 10/01/30                           29,386      31,381
Gold, Pool #C44978, 7.00%, 11/01/30                           71,215      74,930
Gold, Pool #C44535, 7.50%, 11/01/30                           49,324      52,672
Gold, Pool #C44957, 8.00%, 11/01/30                           59,375      63,915
Gold, Pool #C55715, 7.00%, 12/01/30                           37,490      39,445
Gold, Pool #C01103, 7.50%, 12/01/30                           65,486      69,931
Gold, Pool #C01116, 7.50%, 01/01/31                           69,657      74,385
Gold, Pool #C46932, 7.50%, 01/01/31                          156,535     167,160
Gold, Pool #C47287, 7.50%, 02/01/31                           76,019      81,179
Gold, Pool #G01217, 7.00%, 03/01/31                          692,049     728,147
Gold, Pool #C48851, 7.00%, 03/01/31                          141,519     148,896
Gold, Pool #C48206, 7.50%, 03/01/31                           52,729      56,308
Gold, Pool #C48938, 7.50%, 03/01/31                          549,552     586,853
Gold, Pool #C01172, 6.50%, 05/01/31                          371,425     386,352
Gold, Pool #C52685, 6.50%, 05/01/31                          356,415     370,738
Gold, Pool #C52136, 7.00%, 05/01/31                          151,057     158,932
Gold, Pool #C53589, 6.50%, 06/01/31                          748,293     778,366
Gold, Pool #C53324, 7.00%, 06/01/31                          264,019     277,783
Gold, Pool #C01209, 8.00%, 06/01/31                           55,809      60,076
Gold, Pool #C58454, 7.50%, 07/01/31                           40,881      43,656
Gold, Pool #C55071, 7.50%, 07/01/31                           84,129      89,840
Gold, Pool #G01309, 7.00%, 08/01/31                          199,944     210,367
Gold, Pool #C56769, 8.00%, 08/01/31                          179,932     193,577
Gold, Pool #C01220, 6.50%, 09/01/31                           84,253      87,639
Gold, Pool #C58215, 6.50%, 09/01/31                           34,459      35,844
Gold, Pool #C58362, 6.50%, 09/01/31                          189,187     196,790
Gold, Pool #G01311, 7.00%, 09/01/31                           97,229     102,301
Gold, Pool #C01222, 7.00%, 09/01/31                          128,761     135,473
Gold, Pool #G01315, 7.00%, 09/01/31                           41,872      44,056
Gold, Pool #C01244, 6.50%, 10/01/31                          504,160     524,422
Gold, Pool #C58694, 7.00%, 10/01/31                          348,159     366,309
Gold, Pool #C58647, 7.00%, 10/01/31                           29,432      30,967
Gold, Pool #C60991, 6.50%, 11/01/31                           48,590      50,543
Gold, Pool #C60012, 7.00%, 11/01/31                          132,265     139,161
Gold, Pool #C61298, 8.00%, 11/01/31                          125,235     134,733
Gold, Pool #C01271, 6.50%, 12/01/31                          128,123     133,272
Gold, Pool #C61105, 7.00%, 12/01/31                          125,263     131,794
Gold, Pool #C01305, 7.50%, 12/01/31                           85,378      91,173
Gold, Pool #C63171, 7.00%, 01/01/32                          198,209     208,542
Gold, Pool #C62218, 7.00%, 01/01/32                          147,793     155,497
Gold, Pool #C01355, 6.50%, 02/01/32                          195,723     203,589
Gold, Pool #C64121, 7.50%, 02/01/32                          279,729     298,717
Gold, Pool #C64668, 6.50%, 03/01/32                          155,493     161,730
Gold, Pool #C01310, 6.50%, 03/01/32                        1,432,250   1,489,699
Gold, Pool #C65466, 6.50%, 03/01/32                          678,348     705,558
Gold, Pool #C66088, 6.50%, 04/01/32                          567,058     589,803
Gold, Pool #C66192, 6.50%, 04/01/32                          121,145     126,004
Gold, Pool #C01343, 6.50%, 04/01/32                          298,172     310,132

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
--------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
Gold, Pool #C66191, 6.50%, 04/01/32                       $  161,519  $  167,998
Gold, Pool #C66744, 7.00%, 04/01/32                          131,146     137,962
Gold, Pool #G01391, 7.00%, 04/01/32                          241,475     254,071
Gold, Pool #C01345, 7.00%, 04/01/32                          462,200     486,225
Gold, Pool #C65717, 7.50%, 04/01/32                          182,484     194,880
Gold, Pool #C01370, 8.00%, 04/01/32                          162,272     174,502
Gold, Pool #C67313, 6.50%, 05/01/32                           94,174      97,952
Gold, Pool #C66919, 6.50%, 05/01/32                           80,029      83,239
Gold, Pool #C67097, 6.50%, 05/01/32                          118,391     123,140
Gold, Pool #C01351, 6.50%, 05/01/32                          386,402     401,901
Gold, Pool #C67259, 7.00%, 05/01/32                          127,528     134,157
Gold, Pool #C66916, 7.00%, 05/01/32                          553,697     582,478
Gold, Pool #C67996, 6.50%, 06/01/32                          108,165     112,503
Gold, Pool #C01364, 6.50%, 06/01/32                          410,167     426,619
Gold, Pool #C72497, 6.50%, 06/01/32                          212,354     220,888
Gold, Pool #C72361, 6.50%, 06/01/32                          207,791     216,142
Gold, Pool #C68290, 7.00%, 06/01/32                          116,878     122,953
Gold, Pool #C68307, 8.00%, 06/01/32                          133,373     143,425
Gold, Pool #C71403, 6.50%, 07/01/32                          419,035     435,875
Gold, Pool #G01433, 6.50%, 07/01/32                          253,696     263,872
Gold, Pool #G01449, 7.00%, 07/01/32                        1,269,909   1,336,149
Gold, Pool #C68988, 7.50%, 07/01/32                          148,177     158,243
Gold, Pool #C01385, 6.50%, 08/01/32                          548,421     570,419
Gold, Pool #C69951, 6.50%, 08/01/32                          419,908     436,751
Gold, Pool #G01443, 6.50%, 08/01/32                        1,625,608   1,690,814
Gold, Pool #C74006, 6.50%, 08/01/32                          205,345     213,582
Gold, Pool #G01444, 6.50%, 08/01/32                        1,622,536   1,687,743
Gold, Pool #C70211, 7.00%, 08/01/32                          654,031     688,027
Gold, Pool #C01396, 6.50%, 09/01/32                          821,217     854,157
Gold, Pool #C71089, 7.50%, 09/01/32                          145,539     155,426
Gold, Pool #C01404, 6.50%, 10/01/32                        2,152,139   2,238,464
Gold, Pool #C72160, 7.50%, 10/01/32                          262,869     280,727
Gold, Pool #C73984, 6.50%, 12/01/32                          331,956     345,271
Gold, Pool #C77531, 6.50%, 02/01/33                          715,242     743,931
Gold, Pool #A11094, 5.50%, 06/01/33                          286,281     288,811
Gold, Pool #A10212, 6.50%, 06/01/33                          293,086     304,844
Gold, Pool #C01598, 5.00%, 08/01/33                        3,899,611   3,840,234
Gold, Pool #A14235, 5.00%, 10/01/33                        2,780,000   2,737,671
Gold, Pool #A14803, 5.00%, 10/01/33                        8,500,000   8,370,576
Gold, Pool #C01648, 5.00%, 10/01/33                          500,000     492,387
TBA, 4.00%, 11/01/18 (c)                                   2,000,000   1,948,750
TBA, 4.50%, 11/01/18 (c)                                   6,610,000   6,591,413
TBA, 5.50%, 11/01/18 (c)                                   6,397,000   6,586,914
TBA, 6.00%, 11/01/18 (c)                                     300,000     311,719
TBA, 5.50%, 12/01/18 (c)                                     300,000     307,969
TBA, 6.00%, 12/01/18 (c)                                     300,000     311,063
TBA, 7.50%, 12/01/18 (c)                                     300,000     319,031
TBA, 4.00%, 01/01/19 (c)                                   2,600,000   2,516,311
TBA, 4.50%, 01/01/19 (c)                                   2,040,000   2,020,236
TBA, 5.50%, 01/01/19 (c)                                     300,000     308,531
TBA, 6.00%, 10/01/33 (c)                                         153         157
TBA, 5.00%, 11/01/33 (c)                                   1,200,000   1,180,874

82   ANNUAL REPORT 2003
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT       VALUE
----------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
TBA, 5.50%, 11/01/33 (c)                     $32,009,000  $ 32,269,073
TBA, 6.00%, 11/01/33 (c)                      23,951,000    24,579,714
TBA, 6.50%, 11/01/33 (c)                       4,100,000     4,264,000
TBA, 6.00%, 12/01/33 (c)                       1,200,000     1,227,374
TBA, 4.50%, 01/01/34 (c)                         900,000       852,188
TBA, 5.00%, 01/01/34 (c)                       4,200,000     4,104,190
TBA, 5.50%, 01/01/34 (c)                         900,000       900,281
TBA, 6.00%, 01/01/34 (c)                         520,000       533,000
TBA, 7.00%, 01/01/34 (c)                         460,000       483,288
                                                          ------------
                                                           188,058,521
                                                          ------------

----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (12.9%)
6.85%, 04/05/04                                   10,000        10,242
3.50%, 09/15/04                               11,600,000    11,816,526
5.75%, 02/15/08                               20,350,000    22,298,491
6.63%, 11/15/10                                9,270,000    10,590,669
5.50%, 03/15/11                                2,570,000     2,759,216
5.38%, 11/15/11                                3,365,000     3,564,726
4.38%, 03/15/13                                9,605,000     9,367,920
Series 2003-16, 5.00%, 03/25/18                6,921,551     6,925,285
Pool #709921, 5.00%, 06/01/18                    342,011       347,650
Pool #560868, 7.50%, 02/01/31                     49,238        52,466
Pool #607559, 6.50%, 11/01/31                     38,115        39,604
Pool #607632, 6.50%, 11/01/31                     20,589        21,393
                                                          ------------
                                                            67,794,188
                                                          ------------

----------------------------------------------------------------------
FINANCING CORPORATION (0.0%)
9.80%, 11/30/17                                   30,000        43,795
                                                          ------------

----------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.7%)
Pool #279461, 9.00%, 11/15/19                     23,353        25,917
Pool #376510, 7.00%, 05/15/24                     62,859        66,963
Pool #780678, 6.50%, 11/15/27                     46,628        48,975
Pool #457801, 7.00%, 08/15/28                    104,079       110,411
Pool #486936, 6.50%, 02/15/29                     81,964        85,890
Pool #490258, 6.50%, 02/15/29                     35,978        37,701
Pool #502969, 6.00%, 03/15/29                    185,304       191,589
Pool #487053, 7.00%, 03/15/29                     99,769       105,805
Pool #781014, 6.00%, 04/15/29                    175,132       181,170
Pool #509099, 7.00%, 06/15/29                     91,306        96,830
Pool #470643, 7.00%, 07/15/29                    473,197       501,825
Pool #434505, 7.50%, 08/15/29                     22,578        24,137
Pool #416538, 7.00%, 10/15/29                     41,176        43,667
Pool #524269, 8.00%, 11/15/29                     40,635        43,871
Pool #781265, 6.50%, 12/15/29                    228,753       239,757
Pool #781124, 7.00%, 12/15/29                    500,000       530,333
Pool #525561, 8.00%, 01/15/30                     61,564        66,457
Pool #507396, 7.50%, 09/15/30                    451,426       482,449
Pool #531352, 7.50%, 09/15/30                    111,994       119,691
Pool #536334, 7.50%, 10/15/30                     11,923        12,743
Pool #519020, 7.50%, 11/15/30                     23,789        25,423

                                             PRINCIPAL
                                               AMOUNT       VALUE
----------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
Pool #545233, 7.50%, 12/15/30                $    12,047  $     12,875
Pool #540659, 7.00%, 01/15/31                     45,159        47,866
Pool #486019, 7.50%, 01/15/31                     66,706        71,263
Pool #535388, 7.50%, 01/15/31                     87,560        93,542
Pool #537406, 7.50%, 02/15/31                     24,766        26,458
Pool #528589, 6.50%, 03/15/31                    185,577       194,427
Pool #520073, 6.50%, 04/15/31                  1,109,442     1,162,349
Pool #533723, 7.50%, 04/15/31                     51,542        55,063
Pool #508473, 7.50%, 04/15/31                    227,059       242,572
Pool #544470, 8.00%, 04/15/31                    107,206       115,722
Pool #781287, 7.00%, 05/15/31                    333,546       353,673
Pool #541499, 6.50%, 07/15/31                     99,713       104,468
Pool #781319, 7.00%, 07/15/31                    122,192       129,535
Pool #549742, 7.00%, 07/15/31                    152,598       161,746
Pool #485879, 7.00%, 08/15/31                    206,556       218,938
Pool #781328, 7.00%, 09/15/31                    301,597       319,801
Pool #555125, 7.00%, 09/15/31                     66,483        70,469
Pool #485857, 6.50%, 10/15/31                     64,641        67,723
Pool #550991, 6.50%, 10/15/31                    118,698       124,358
Pool #571267, 7.00%, 10/15/31                     67,113        71,136
Pool #547948, 6.50%, 11/15/31                     84,437        88,463
Pool #568201, 6.50%, 11/15/31                     85,295        89,362
Pool #574837, 7.50%, 11/15/31                    107,438       114,779
Pool #555171, 6.50%, 12/15/31                     62,626        65,612
Pool #427546, 6.50%, 12/15/31                     75,892        79,511
Pool #781380, 7.50%, 12/15/31                    124,679       133,238
Pool #781481, 7.50%, 01/15/32                    657,886       703,130
Pool #580972, 6.50%, 02/15/32                    109,341       114,489
Pool #781401, 7.50%, 02/15/32                    377,987       403,898
Pool #579669, 6.50%, 03/15/32                    385,343       403,485
Pool #552474, 7.00%, 03/15/32                    304,615       322,679
Pool #781478, 7.50%, 03/15/32                    192,615       205,862
Pool #781429, 8.00%, 03/15/32                    283,968       306,473
Pool #569426, 6.50%, 05/15/32                    275,471       288,440
Pool #581925, 6.50%, 05/15/32                    119,505       125,132
Pool #587661, 6.50%, 05/15/32                    526,288       551,066
Pool #583942, 6.50%, 06/15/32                    407,746       426,943
Pool #583645, 8.00%, 07/15/32                    154,298       166,524
Pool #565506, 6.50%, 09/15/32                    284,375       297,763
Pool #590424, 6.50%, 09/15/32                    187,485       196,311
Pool #595077, 6.00%, 10/15/32                    664,174       686,413
Pool #596657, 7.00%, 10/15/32                    139,691       147,975
Pool #588192, 6.00%, 02/15/33                    363,231       375,311
Pool #602102, 6.00%, 02/15/33                    946,879       978,371
Pool #602779, 6.50%, 02/15/33                    487,754       510,710
Pool #604243, 6.00%, 04/15/33                  1,470,558     1,519,466
Pool #611526, 6.00%, 05/15/33                    425,727       439,887
Pool #619587, 5.00%, 07/15/33                    799,999       791,508
Pool #572733, 6.00%, 07/15/33                    336,720       347,919
Pool #620452, 5.50%, 08/15/33                    998,360     1,012,098
Pool #566495, 5.00%, 09/15/33                    359,514       355,698
Pool #621697, 4.50%, 10/15/33                  1,500,000     1,427,828

2003  ANNUAL  REPORT  83
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  BOND  INDEX  FUND  (Continued)

U.S.  GOVERNMENT  AND  AGENCY  LONG-TERM  OBLIGATIONS  (CONTINUED)

                                              PRINCIPAL
                                               AMOUNT                      VALUE
-----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(continued)
Pool #608319, 5.50%, 10/15/33                $ 3,700,000                $ 3,750,915
TBA, 4.50%, 12/01/33 (c)                         700,000                    663,688
                                                                        -----------
                                                                         24,776,535
                                                                        -----------

-----------------------------------------------------------------------------------
TENNESSEE VALLEY AUTHORITY (0.0%)
6.25%, 12/15/17                                   85,000                     93,831
                                                                        -----------

-----------------------------------------------------------------------------------
U.S.TREASURY BONDS (5.4%)
8.75%, 11/15/08                                   35,000                     35,088
8.75%, 05/15/17                                4,360,000                  6,073,855
8.50%, 02/15/20                                2,900,000                  4,024,202
8.75%, 08/15/20                                  150,000                    213,070
6.25%, 08/15/23                                7,820,000                  8,825,606
6.38%, 08/15/27                                6,380,000                  7,346,717
5.38%, 02/15/31                                1,755,000                  1,813,613
                                                                        -----------
                                                                         28,332,151
                                                                        -----------

-----------------------------------------------------------------------------------
U.S.TREASURY NOTES (12.4%)
5.25%, 05/15/04                                2,465,000                  2,519,499
5.88%, 11/15/04                                9,735,000                 10,190,948
1.75%, 12/31/04                                2,270,000                  2,280,642
1.63%, 01/31/05                                3,010,000                  3,018,464
5.75%, 11/15/05                               25,530,000                 27,504,593
4.38%, 05/15/07                                4,305,000                  4,554,892
3.25%, 08/15/07                                2,260,000                  2,298,933
3.00%, 11/15/07                                1,965,000                  1,974,518
2.63%, 05/15/08                                2,405,000                  2,357,557
3.13%, 09/15/08                                1,820,000                  1,811,683
4.88%, 02/15/12                                1,000,000                  1,054,922
4.38%, 08/15/12                                  495,000                    502,502
4.00%, 11/15/12                                5,180,000                  5,101,694
                                                                        -----------
                                                                         65,170,847
                                                                        -----------

TOTAL U.S.GOVERNMENT AND AGENCY LONG-TERM OBLIGARTIONS                  374,269,868
                                                                        -----------

CORPORATE BONDS (25.9%)

AEROSPACE (0.6%)
General Dynamics Corp., 3.00%,
05/15/08                                         425,000                    414,083
Lockheed Martin Corp., 8.50%,
12/01/29                                         600,000                    780,064
Northrop Grumman Corp., 7.13%,
02/15/11                                         335,000                    384,949
Raytheon Co., 6.30%, 03/15/05                    190,000                    199,823
Raytheon Co., 6.50%, 07/15/05                    135,000                    144,519
Raytheon Co., 8.20%, 03/01/06                    600,000                    670,786
Raytheon Co., 8.30%, 03/01/10                    250,000                    297,007
Raytheon Co., 5.50%, 11/15/12                    150,000                    151,058
United Technologies Corp., 6.35%, 03/01/11       225,000                    249,297
                                                                        -----------
                                                                          3,291,586
                                                                        -----------

CORPORATE  BONDS  (CONTINUED)

                                              PRINCIPAL
                                               AMOUNT                      VALUE
-----------------------------------------------------------------------------------

AGRICULTURAL PRODUCTS (0.1%)
Potash Corporation of Saskatchewan, Inc.,
7.75%, 05/31/11                              $     70,000               $   81,281
Potash Corporation of Saskatchewan, Inc.,
4.88%, 03/01/13                                   250,000                  242,585
                                                                        ----------
                                                                           323,866
                                                                        ----------

----------------------------------------------------------------------------------
AIRLINES (0.1%)
Continental Airlines, Inc., 6.56%,
02/15/12                                          395,000                  424,052
Southwest Airlines Corp., 8.00%,
03/01/05                                           40,000                   42,735
Southwest Airlines Corp., 7.88%,
09/01/07                                           24,000                   27,337
                                                                        ----------
                                                                           494,124
                                                                        ----------

----------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.1%)
Delphi Auto Systems Corp., 6.55%,
06/15/06                                          120,000                  127,866
Visteon Corp., 8.25%, 08/01/10                    150,000                  159,062
                                                                        ----------
                                                                           286,928
                                                                        ----------

----------------------------------------------------------------------------------
AUTOMOBILES (0.3%)
DaimlerChrysler AG, 6.40%, 05/15/06               350,000                  374,147
DaimlerChrysler AG, 7.30%, 01/15/12               250,000                  270,262
DaimlerChrysler AG, 8.50%, 01/18/31               150,000                  168,222
Ford Motor Co., 7.45%, 07/16/31                   700,000                  628,809
General Motors, 7.13%, 07/15/13                   250,000                  260,156
                                                                        ----------
                                                                         1,701,596
                                                                        ----------

----------------------------------------------------------------------------------
BANKING (3.3%)
Anadarko Finance Co., 6.75%,
05/01/11                                          200,000                  224,900
Andina de Fomento Corp., 6.88%,
03/15/12                                          400,000                  440,090
Bank of America Corp., 5.88%,
02/15/09                                          400,000                  437,388
Bank of America Corp., 4.88%,
09/15/12                                          490,000                  488,880
Bank of America Corp., 4.88%,
01/15/13                                          250,000                  248,660
Bank of New York Corp., 5.20%,
07/01/07                                           60,000                   64,151
Bank One Corp., 6.88%, 08/01/06                   115,000                  127,697
Bank One Corp., 4.13%, 09/01/07                   615,000                  633,381
Bank One Corp., 7.88%, 08/01/10                   100,000                  119,481
Bank One Corp., 8.00%, 04/29/27                   122,000                  149,937
BB&T Corp., 6.50%, 08/01/11                       300,000                  334,404
BHP Finance Corp., 6.42%, 03/01/26                135,000                  141,144
BSCH Issuances Ltd., 7.63%,
09/14/10                                          100,000                  117,450
Citigroup, Inc., 7.25%, 10/01/10                  325,000                  378,103
Citigroup, Inc., 5.70%, 02/06/04                  500,000                  505,692
Citigroup, Inc., 6.50%, 02/07/06                  400,000                  434,250
Citigroup, Inc., 6.63%, 06/15/32                  565,000                  611,329
Comerica, Inc., 4.80%, 05/01/15                   300,000                  286,597
Deutsche Bank AG, 7.50%, 04/25/09                 100,000                  116,388
First Union Corp., 7.55%, 08/18/05                540,000                  592,411
First Union Corp., 7.00%, 03/15/06                500,000                  554,367
Firstbank Puerto Rico Corp., 7.63%,
 12/20/05                                         100,000                  107,651
FleetBoston Financial Corp., 3.85%,
02/15/08                                          250,000                  253,055
FleetBoston Financial Corp.,
7.25%,09/15/05                                    250,000                  273,140
FleetBoston Financial Corp.,
4.20%,11/30/07                                    300,000                  308,854

84     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT       VALUE
------------------------------------------------------------------

BANKING (continued)
HBOS PLC, 5.38%, 11/29/49 (b) (d)          $  600,000  $   603,035
HSBC Holdings PLC, 7.50%, 07/15/09            255,000      296,216
Inter-American Development Bank,
5.75%, 02/26/08                               250,000      274,395
Inter-American Development Bank,
6.80%, 10/15/25                               470,000      552,793
International Bank for Reconstruction
 & Development, 4.75%, 04/30/04               635,000      645,961
International Bank for Reconstruction
 & Development, 3.50%, 10/22/04               150,000      153,023
International Bank for Reconstruction
& Development, 7.63%, 01/19/23                750,000      954,022
JP Morgan Chase & Co., 6.25%,
01/15/09                                      100,000      109,320
JP Morgan Chase & Co., 6.63%,
03/15/12                                      690,000      767,250
KFW International Finance, Inc., 4
..75%, 01/24/07                                305,000      325,238
M & T Bank Corp., 3.85%, 04/01/13             300,000      297,628
Marshall & Ilsley, Inc., 4.13%, 09/04/07      125,000      129,901
MBNA America Bank Corp., 6.88%,
07/15/04 (b)                                  250,000      258,231
MBNA America Bank Corp., 7.13%,
11/15/12                                      190,000      215,356
National City Bank Corp., 4.00%,
09/28/07                                      300,000      304,929
Nationsbank Corp., 6.60%, 05/15/10            200,000      220,575
PNC Funding Corp., 5.25%, 11/15/15            600,000      594,786
Regions Financial Corp., 6.38%,
05/15/12                                      150,000      164,358
Sovereign Bancorp., Inc., 5.13%,
03/15/13                                      200,000      195,685
St. George Bank Ltd., 5.30%,
 10/15/15 (b)                                 400,000      397,890
SunTrust Banks, Inc., 5.45%, 12/01/17         310,000      316,480
U.S. Bancorp, 1.29%, 09/16/05 (d)             300,000      300,225
Wells Fargo & Co., 7.25%, 08/24/05            400,000      436,912
Wells Fargo & Co., 6.45%, 02/01/11            850,000      949,992
Westpac Banking Corp., 4.63%,
06/01/18                                      250,000      231,091
                                                       -----------
                                                        17,644,692
                                                       -----------

------------------------------------------------------------------
BEVERAGES (0.2%)
Brown-Forman Corp., 3.00%, 03/15/08           250,000      244,187
Cadbury Schweppes PLC, 5.13%,
10/01/13 (b)                                  300,000      297,572
Cia Brasileira de Bebida Corp.,
8.75%, 09/15/13 (b)                           400,000      413,999
Miller Brewing Co., 5.50%, 08/15/13 (b)       250,000      255,093
                                                       -----------
                                                         1,210,851
                                                       -----------

------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.3%)
Celulosa Arauco Constitu, 5.13%,
07/09/13 (b)                                  300,000      291,839
Centex Corp., 7.88%, 02/01/11                 250,000      291,725
Hanson Australia Funding, 5.25%,
03/15/13                                      250,000      248,142
Korea Development Bank Corp.,
4.25%, 11/13/07                               250,000      253,319
Lennar Corp., 5.95%, 03/01/13                  90,000       93,842
Masco Corp., 6.00%, 05/03/04                  135,000      137,797
MDC Holdings, Inc., 5.50%, 05/15/13           100,000       99,632
Pulte Homes, Inc., 7.88%, 08/01/11             40,000       46,851
Toll Brothers, Inc., 6.88%, 11/15/12          150,000      164,631
                                                       -----------
                                                         1,627,778
                                                       -----------

                                           PRINCIPAL
                                              AMOUNT      VALUE
------------------------------------------------------------------
BUSINESS SERVICES (0.1%)
Fiserv Inc., 4.00%, 04/15/08               $  200,000  $   198,790
Pitney Bowes, Inc., 4.75%, 05/15/18           150,000      142,148
                                                       -----------
                                                           340,938
                                                       -----------

------------------------------------------------------------------
CABLE (0.3%)
Comcast Corp., 5.85%, 01/15/10                465,000      494,005
Comcast Corp., 7.05%, 03/15/33                250,000      266,350
Cox Communications, Inc., 7.13%, 10/01/12     200,000      227,000
Harris Corp., 6.35%, 02/01/28                 250,000      265,484
USA Interactive, 7.00%, 01/15/13              290,000      320,371
                                                       -----------
                                                         1,573,210
                                                       -----------

------------------------------------------------------------------
CHEMICALS (0.1%)
Chevron Phillips Chemical, 5.38%, 06/15/07    100,000      106,189
Dow Chemical Co., 5.75%, 11/15/09             170,000      179,260
ICI North America, 8.88%, 11/15/06            300,000      347,529
Praxair, Inc., 6.85%, 06/15/05                 70,000       74,968
                                                       -----------
                                                           707,946
                                                       -----------

------------------------------------------------------------------
COMMERCIAL SERVICES (0.2%)
Aramark Corp., 6.75%, 08/01/04                100,000      103,191
Aramark Services, Inc., 6.38%,02/15/08        140,000      149,538
Cendant Corp., 6.88%, 08/15/06                580,000      637,354
                                                       -----------
                                                           890,083
                                                       -----------

------------------------------------------------------------------
COMPUTERS (0.2%)
First Data Corp., 6.38%, 12/15/07             350,000      384,965
Hewlett-Packard Co., 6.50%, 07/01/12          250,000      277,922
Hewlett-Packard Co., 3.63%, 03/15/08          250,000      249,442
IBM Corp., 6.45%, 08/01/07                    115,000      127,695
IBM Corp., 4.75%, 11/29/12                    100,000       99,997
Kern River Funding Corp., 4.89%,04/30/18 (b)   97,964       96,107
                                                       -----------
                                                         1,236,128
                                                       -----------

------------------------------------------------------------------
CONTAINERS (0.2%)
Newell Rubbermaid, Inc., 4.63%, 12/15/09      350,000      349,779
Newell Rubbermaid, Inc., 4.00%, 05/01/1       150,000      141,656
Packaging Corp. of America, 5.75%,
 08/01/13 (b)                                  150,000      149,540
Sealed Air Corp., 5.38%, 04/15/08 (b)         200,000      207,870
Sealed Air Corp., 6.95%, 05/15/09 (b)          55,000       60,739
                                                       -----------
                                                           909,584
                                                       -----------

------------------------------------------------------------------
DEPARTMENT STORES (0.4%)
Federated Department Stores, 6.63%, 04/01/11  370,000      411,281
Federated Department Stores, 6.90%, 04/01/29  250,000      267,539
Kimberly-Clark Corp., 7.10%, 08/01/07         106,000      120,747
Kohl's Corp., 6.30%, 03/01/11                  50,000       55,659

2003  ANNUAL  REPORT  85
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  BOND  INDEX  FUND  (Continued)

CORPORATE  BONDS  (CONTINUED)

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
--------------------------------------------------------------------------

DEPARTMENT STORES (continued)

Sears Roebuck Acceptance Corp., 7.00%, 06/01/32     $  260,000  $  283,988
Target Corp., 10.00%, 01/01/11                         112,000     147,090
Target Corp., 7.00%, 07/15/31                          295,000     333,084
Wal-Mart Stores, Inc., 6.88%, 08/10/09                 300,000     344,232
                                                                ----------
                                                                 1,963,620
                                                                ----------

--------------------------------------------------------------------------
ELECTRIC - INTEGRATED (1.0%)
Amerenenergy Generating Co.,
 7.95%, 06/01/32                                       105,000     127,819
American Electric Power Co.,
 6.13%, 05/15/06                                       400,000     429,620
Cincinnati Gas & Electric Corp.,
5.70%, 09/15/12                                         70,000      72,972
Commonwealth Edison Corp.,
6.15%, 03/15/12                                        200,000     217,200
Conectiv, Inc., 5.30%, 06/01/05                         45,000      46,386
Consolidated Edison, Co., 7.15%,
12/01/09                                                60,000      69,166
Consolidated Edison Co., 4.88%,
 02/01/13                                               60,000      60,106
Constellation Energy Group, Inc.,
6.13%, 09/01/09                                        280,000     306,341
Consumers Energy Co., 4.25%,
 04/15/08 (b)                                          205,000     206,316
Consumers Energy Co., 4.00%,
 05/15/10 (b)                                          200,000     191,373
Dominion Resource, Inc., 6.30%,
 03/15/33                                              125,000     125,740
Duke Energy Corp., 3.75%, 03/05/08                     200,000     199,910
Duke Energy Corp., 6.25%, 01/15/12                     325,000     348,602
Emerson Electric Co., 7.88%, 06/01/05                  115,000     125,573
Entergy Mississippi, Inc., 5.15%,
02/01/13 (b)                                           490,000     477,832
General Electric Co., 5.00%, 02/01/13                  200,000     201,267
Georgia Power Corp., 5.13%, 11/15/12                   180,000     183,846
Midamerican Energy Holdings Co.,
5.88%, 10/01/12                                        175,000     181,068
New York State Electric & Gas Corp.,
5.75%, 05/01/23                                        100,000      93,929
Ohio Power Co., 6.60%, 02/15/33 (b)                    200,000     207,868
Oncor, Inc., 6.38%, 05/01/12                           165,000     180,776
Pepco Holdings, Inc., 4.00%, 05/15/10                  200,000     193,509
PSEG Power Corp., 6.95%, 06/01/12                      125,000     139,960
Public Service Electric & Gas, 5.13%,
09/01/12                                               330,000     334,141
Public Service New Mexico Corp.,
 4.40%, 09/15/08                                       175,000     176,517
Southern Power Co., 6.25%, 07/15/12                    225,000     242,921
Wisconsin Electric Power, 5.63%,
05/15/33                                               100,000      95,554
                                                                ----------
                                                                 5,236,312
                                                                ----------

--------------------------------------------------------------------------
ELECTRIC - DISTRIBUTION (0.2%)
Entergy Gulf States, Inc., 5.25%,
 08/01/15                                              300,000     288,377
Hydro Quebec Corp., 8.88%,
03/01/26                                               265,000     366,878
Pepco Holdings, Inc., 6.45%,
 08/15/12                                              180,000     195,073
                                                                ----------
                                                                   850,328
                                                                ----------

--------------------------------------------------------------------------
ELECTRONICS (0.2%)
Exelon Corp., 6.75%, 05/01/11                           80,000      88,650
Florida Power & Light Co., 6.88%,
12/01/05                                               225,000     245,744
Progress Energy, Inc., 5.85%, 10/30/08                 105,000     112,735
Progress Energy, Inc., 7.10%, 03/01/11                 440,000     496,292
Scana Corp., 6.88%, 05/15/11                            50,000      56,264
                                                                ----------
                                                                   999,685
                                                                ----------

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
--------------------------------------------------------------------------
FARM MACHINERY & EQUIPMENT (0.1%)
Deere & Co., 7.85%, 05/15/10                        $  220,000  $  264,937
                                                                ----------

--------------------------------------------------------------------------
FINANCIAL SERVICES (4.6%)
Ace Ina Holdings, 8.30%, 08/15/06                      250,000     283,923
American Express Co,, 6.88%,
 11/01/05                                              100,000     109,310
American Honda Financial, 1.42%,
10/03/05 (b) (d)                                       245,000     245,915
Aristar, Inc., 7.38%, 09/01/04                         150,000     157,230
Associates Corp. of North America,
6.95%, 11/01/18                                        575,000     655,529
AXA Financial, Inc., 7.75%, 08/01/10                   100,000     117,999
Bear Stearns Co., Inc., 7.63%
, 02/01/05                                             165,000     177,084
Bear Stearns Co., Inc., 5.70%,
 11/15/14                                              325,000     337,488
Boeing Capital Corp., 6.10%,
 03/01/11                                               85,000      90,454
Capital One Bank, 6.88%, 02/01/06                      120,000     130,248
Capital One Bank, 4.88%, 05/15/08                      200,000     205,089
Caterpillar Financial Services Corp.,
4.88%, 06/15/07                                         90,000      95,724
CIT Group, Inc., 5.63%, 05/17/04                       105,000     107,338
CitiFinancial Credit Co., 10.00%,
05/15/09                                               100,000     127,342
Countrywide Financial Corp., 5.25%,
06/15/04                                               290,000     296,551
Countrywide Financial Corp., 5.63%,
07/15/09                                               500,000     533,742
Credit Suisse First Boston USA, Inc.,
5.88%, 08/01/06                                        600,000     648,196
Credit Suisse First Boston USA, Inc.,
6.13%, 11/15/11                                        200,000     216,138
Credit Suisse First Boston USA, Inc.,
6.50%, 01/15/12                                        250,000     276,080
Ford Motor Credit Co., 6.88%,
 02/01/06                                              680,000     711,683
Ford Motor Credit Co., 6.50%,
 01/25/07                                              650,000     670,663
Ford Motor Credit Co., 7.38%,
 02/01/11                                              435,000     442,897
Ford Motor Credit Co., 7.25%,
10/25/11                                               840,000     853,174
Ford Motor Credit Co., 7.00%,
10/01/13                                               250,000     245,761
General Electric Capital Corp,
6.00%, 06/15/12                                        150,000     161,417
General Electric Capital Corp.,
4.25%, 01/15/08                                        210,000     216,228
General Electric Capital Corp.,
5.88%, 02/15/12                                        100,000     106,781
General Electric Capital Corp.,
6.75%, 03/15/32                                      1,140,000   1,264,103
General Motors Acceptance Corp.,
6.85%, 06/17/04                                        725,000     746,527
General Motors Acceptance Corp.,
6.13%, 08/28/07                                        400,000     421,378
General Motors Acceptance Corp.,
7.75%, 01/19/10                                         50,000      54,374
General Motors Acceptance Corp.,
7.00%, 02/01/12                                        390,000     403,083
General Motors Acceptance Corp.,
6.88%, 08/28/12                                        450,000     461,282
General Motors Acceptance Corp.,
8.00%, 11/01/31                                        800,000     822,721
Golden West Financial Corp.,
 4.75%, 10/01/12                                       265,000     263,734
Goldman Sachs Group, Inc.,
 7.63%, 08/17/05                                       525,000     576,198
Goldman Sachs Group, Inc.,
 4.13%, 01/15/08                                        80,000      81,677
Goldman Sachs Group, Inc.,
6.88%, 01/15/11                                        175,000     197,914
Goldman Sachs Group, Inc.,
6.13%, 02/15/33                                        500,000     499,206
Household Finance Corp.,
5.88%, 02/01/09                                        720,000     778,623
Household Finance Corp.,
7.00%, 05/15/12                                        500,000     567,836
International Lease Finance Corp.,
5.35%, 05/03/04                                        200,000     203,676
International Lease Finance Corp.,
4.38%, 12/15/05                                        450,000     466,509
International Lease Finance Corp.,
4.00%, 01/17/06                                        250,000     257,145
J. Paul Getty Trust Corp., 5.88%,
10/01/33                                             2,500,000   2,455,609
John Hancock Financial Services, Inc.,
5.63%, 12/01/08                                        100,000     107,794
Lehman Brothers Holdings, Inc.,
6.63%, 04/01/04                                        200,000     204,381

86     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT                VALUE
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES (continued)
Lehman Brothers Holdings, Inc.,
3.50%, 08/07/08                                                $  400,000           $   394,198
Lehman Brothers Holdings, Inc.,
 7.88%, 08/15/10                                                   97,000               114,481
Lehman Brothers Holdings, Inc.,
6.63%, 01/18/12                                                   500,000               559,497
Mellon Financial Corp., 7.00%, 03/15/06                           200,000               221,537
Mellon Financial Corp., 6.40%, 05/14/11                           450,000               499,284
Mellon Financial Corp., 5.00%, 12/01/14                           200,000               200,103
Morgan Stanley, 7.75%, 06/15/05                                   200,000               218,182
Morgan Stanley, 6.10%, 04/15/06                                   300,000               325,129
Morgan Stanley, 3.63%, 04/01/08                                   350,000               348,847
Morgan Stanley, 6.60%, 04/01/12                                   450,000               501,065
Morgan Stanley, 5.30%, 03/01/13                                   325,000               329,830
Nisource Finance Corp., 7.63%, 11/15/05                           170,000               186,396
Prudential Financial, Inc., 3.75%,
05/01/08                                                          205,000               204,370
Synovus Financial Corp., 4.88%,
02/15/13                                                          150,000               146,760
Textron Financial Corp., 2.75%, 06/01/06                          435,000               432,160
Wachovia Corp., 4.95%, 11/1/06,
4.95%, 11/01/06                                                   650,000               689,721
Washington Mutual, Inc., 4.38%, 01/15/08                          250,000               255,997
Washington Mutual, Inc., 5.50%, 01/15/13                          100,000               102,367
                                                                                    -----------
                                                                                     24,783,678
                                                                                    -----------

-----------------------------------------------------------------------------------------------
FOOD & RELATED (1.0%)
Anheuser-Busch Co., Inc., 6.00%, 11/01/41                         250,000               252,250
Archer Daniels Midland Co., 5.94%, 10/01/32                       285,000               282,452
Campbell Soup Co., 4.88%, 10/01/13                                400,000               397,641
Coca-Cola Bottling Co., 5.00%, 11/15/12                           150,000               147,858
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11                      160,000               175,503
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28                      395,000               435,708
Conagra Foods, Inc., 6.75%, 09/15/11                              150,000               168,829
Conagra Foods, Inc., 7.00%, 10/01/28                              300,000               328,202
Diageo Capital PLC, 3.50%, 11/19/07                                60,000                60,191
General Mills, Inc., 6.00%, 02/15/12                              550,000               588,013
Kellogg Co., 6.00%, 04/01/06                                      163,000               175,546
Kraft Foods, Inc., 4.63%, 11/01/06                                 15,000                15,634
Kraft Foods, Inc., 5.63%, 11/01/11                                260,000               270,420
Kroger Co., 6.20%, 06/15/12                                       400,000               427,456
Kroger Co., 7.50%, 04/01/31                                       135,000               154,448
Pepsi Bottling Holdings, Inc., 5.38%, 02/17/04 (b)                120,000               121,385
PepsiCo, Inc., 4.50%, 09/15/04                                     80,000                82,138
Safeway, Inc., 6.15%, 03/01/06                                    150,000               161,240
Safeway, Inc., 6.50%, 03/01/11                                    400,000               436,418
Sara Lee Corp., 6.25%, 09/15/11                                   125,000               137,986
Supervalu, Inc., 7.50%, 05/15/12                                  125,000               141,326
Unilever Capital Corp., 7.13%, 11/01/10                           150,000               173,669
                                                                                    -----------
                                                                                      5,134,313
                                                                                    -----------

-----------------------------------------------------------------------------------------------
HEALTHCARE SERVICES (0.1%)
Eli Lilly & Co., 7.13%, 06/01/25                                  200,000               235,046
Health Care Property Investors, Inc., 6.45%, 06/25/12              95,000               101,451
Manor Care Inc., 6.25%, 05/01/13                                  160,000               164,200
                                                                                    -----------
                                                                                        500,697
                                                                                    -----------

                                                               PRINCIPAL
                                                                 AMOUNT                VALUE
-----------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Dial Corp., 6.50%, 09/15/08 $                                     250,000           $   270,463
                                                                                    -----------

-----------------------------------------------------------------------------------------------
INDUSTRIALS (0.0%)
News America Corp., 7.28%, 06/30/28                               130,000               142,702
                                                                                    -----------

-----------------------------------------------------------------------------------------------
INSURANCE (0.4%)
Allstate Corp., 5.38%, 12/01/06                                   150,000               161,705
Berkley Corp., 5.13%, 09/30/10                                    175,000               176,324
Hartford Life, Inc., 7.38%, 03/01/31                              100,000               113,917
Marsh & McLennan Cos., Inc., 6.25%, 03/15/12                      175,000               189,943
Metlife, Inc., 6.13%, 12/01/11                                    200,000               216,141
New York Life Insurance, 5.88%, 05/15/33 (b)                      200,000               196,097
NLV Financial Corp., 7.50%, 08/15/33 (b)                          125,000               128,745
Principal Life Global Funding, 6.25%, 02/15/12 (b)                150,000               162,682
Progressive Corp., 6.25%, 12/01/32                                150,000               154,073
Travelers Property Casualty Corp., 6.38%, 03/15/33                200,000               207,732
Western & Southern Finance, 5.75%, 07/15/33 (b)                   250,000               233,787
                                                                                    -----------
                                                                                      1,941,146
                                                                                    -----------

-----------------------------------------------------------------------------------------------
MANUFACTURING (0.2%)
Cooper Industries, Inc., 5.50%, 11/01/09                          175,000               187,307
Honeywell International, Inc., 6.13%, 11/01/11                    250,000               272,977
Norsk Hydro A/S, 6.36%, 01/15/09                                  460,000               511,639
                                                                                    -----------
                                                                                        971,923
                                                                                    -----------

-----------------------------------------------------------------------------------------------
MEDICAL PRODUCTS (0.0%)
Baxter International, Inc., 4.63%, 03/15/15 (b)                   130,000               123,747
                                                                                    -----------

-----------------------------------------------------------------------------------------------
METALS & MINERALS (0.4%)
Alcan, Inc., 6.45%, 03/15/11                                       75,000                83,083
Alcoa, Inc., 6.00%, 01/15/12                                      150,000               162,911
BHP Billiton Ltd., 4.80%, 04/15/13                                400,000               398,044
Codelco, Inc., 6.38%, 11/30/12 (b)                                120,000               128,564
Inco Ltd., 7.75%, 05/15/12                                        300,000               348,780
Noranda, Inc., 7.00%, 07/15/05                                    510,000               540,875
Placer Dome, Inc., 6.38%, 03/01/33                                 65,000                64,993
Timken Co., 6.75%, 08/21/06                                       200,000               212,790
                                                                                    -----------
                                                                                      1,940,040
                                                                                    -----------

-----------------------------------------------------------------------------------------------
MULTIMEDIA (0.9%)
AOL Time Warner, Inc., 6.88%, 05/01/12                            450,000               498,237
AOL Time Warner, Inc., 7.70%, 05/01/32                            630,000               711,831
Belo Corp., 8.00%, 11/01/08                                       145,000               169,559
Clear Channel Communications, Inc., 4.40%, 05/15/11               200,000               192,291
Comcast Corp., 6.20%, 11/15/08                                    100,000               108,993
Gannett Co., Inc., 5.50%, 04/01/07                                185,000               200,423
Johnson Controls, Inc., 4.88%, 09/15/13                           300,000               300,101
Liberty Media Corp., 7.88%, 07/15/09                              265,000               299,467
Liberty Media Corp., 5.70%, 05/15/13                              300,000               293,300


2003 ANNUAL REPORT 87
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  BOND  INDEX  FUND  (Continued)

CORPORATE  BONDS  (CONTINUED)

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
------------------------------------------------------------------------------

MULTIMEDIA (continued)
Liberty Media Corp., 8.25%, 02/01/30                   $  200,000  $   228,348
News America Holdings, Inc.,
8.00%, 10/17/16                                           200,000      241,753
Reed Elsevier Capital, 6.13%, 08/01/06                    900,000      981,417
Time Warner, Inc., 6.88%, 06/15/18                        298,000      320,668
Viacom, Inc., 7.75%, 06/01/05                             215,000      234,187
                                                                   -----------
                                                                     4,780,575
                                                                   -----------

------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL (0.2%)
Waste Management, Inc., 6.50%, 05/15/04                   125,000      128,072
Waste Management, Inc., 7.38%, 08/01/10                   250,000      289,111
Waste Management, Inc., 6.38%, 11/15/12                   350,000      381,430
                                                                   -----------
                                                                       798,613
                                                                   -----------

------------------------------------------------------------------------------
OIL & GAS (2.0%)
AGL Capital Corp., 4.45%, 04/15/13 (b)                    300,000      283,251
Anadarko Petroleum Corp., 5.38%, 03/01/07               1,000,000    1,071,270
Apache Corp., 6.25%, 04/15/12                              30,000       33,276
Apache Corp., 7.63%, 07/01/19                             100,000      121,083
Apache Finance Canada, 4.38%, 05/15/15 (b)                400,000      375,517
Atmos Energy Corp., 5.13%, 01/15/13                       225,000      225,375
Australian Gas Light Co., 5.30%, 09/25/15 (b)             150,000      149,978
BP Amoco PLC, 5.90%, 04/15/09                             200,000      220,894
Brascan Corp., 5.75%, 03/01/10                            305,000      320,243
Burlington Resources, Inc., 6.50%, 12/01/11               350,000      389,416
ChevronTexaco Capital Corp., 3.50%, 09/17/07               90,000       91,171
ChevronTexaco Capital Corp., 8.63%, 06/30/10              120,000      150,381
Colonial Pipeline, 7.63%, 04/15/32 (b)                    165,000      200,174
Conoco Funding Co., 4.75%, 10/15/12                       800,000      796,522
Conoco, Inc., 6.35%, 04/15/09                             250,000      278,357
Conoco, Inc., 6.95%, 04/15/29                             170,000      190,447
Consolidated Natural Gas, Inc., 5.38%, 11/01/06            60,000       64,115
Consolidated Natural Gas, Inc., 6.25%, 11/01/11           264,000      289,149
EnCana Corp., 4.75%, 10/15/13                             150,000      147,304
Enterprise Products Partners LP,6.88%, 03/01/33           150,000      155,300
Firstenergy Corp., 6.45%, 11/15/11                        335,000      355,848
Kinder Morgan Energy Partners LP, 6.65%, 03/01/05         120,000      127,350
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10         351,000      409,382
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11         155,000      174,466
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)             125,000      126,887
Murphy Oil Corp., 6.38%, 05/01/12                         100,000      109,924
Nabors, Inc., 5.38%, 08/15/12                              70,000       72,343
Ocean Energy, Inc., 7.25%, 10/01/11                       170,000      194,409
Pemex Project Funding Master, 9.13%, 10/13/10             485,000      570,481
Pemex Project Funding Master, 7.38%, 12/15/14             300,000      315,000
Petroleos Mexicanos, 8.85%, 09/15/07                      475,000      545,063
Phillips Petroleum Co., 8.50%,05/25/05                    225,000      247,438
Praxair, Inc., 6.50%, 03/01/08                            390,000      434,432
South Carolina Electric & Gas Corp., 4.80%, 10/01/12      650,000      647,439
Transocean Sedco Forex, Inc., 6.63%, 04/15/11             163,000      180,431
Valero Energy Corp., 6.88%, 04/15/12                      150,000      164,760
Vectren Utility Holdings Corp., 5.25%, 08/01/13           250,000      247,575
                                                                   -----------
                                                                    10,476,451
                                                                   -----------

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Domtar, Inc., 7.88%, 10/15/11                          $   90,000   $  105,014
International Paper Co., 8.13%, 07/08/05                  215,000      235,533
Inversiones CMPC SA, 4.88%, 06/18/13 (b)                  300,000      285,259
Meadwestvaco Corp., 6.80%, 11/15/32                       120,000      122,298
Norske Skogindustrier, 6.13%, 10/15/15 (b)                150,000      150,548
Rock-Tenn Co., 5.63%, 03/15/13                            305,000      303,334
Sappi Papier Holding AG, 6.75%, 06/15/12 (b)               80,000       86,206
Weyerhaeuser Co., 5.95%, 11/01/08                         320,000      342,428
                                                                   -----------
                                                                     1,630,620
                                                                   -----------

------------------------------------------------------------------------------
PHARMACEUTICALS (0.2%)
Abbott Laboratories, 5.63%, 07/01/06                      104,000      112,687
Abbott Laboratories, 6.40%, 12/01/06                      550,000      613,022
Pfizer, Inc., 5.63%, 02/01/06                             400,000      429,920
                                                                   -----------
                                                                     1,155,629
                                                                   -----------

------------------------------------------------------------------------------
PIPELINES (0.1%)
Centerpoint Energy Resource, 7.88%, 04/01/13              100,000      113,628
Texas Gas Transmission, 4.60%, 06/01/15 (b)               300,000      280,760
TGT Pipelines, 5.20%, 06/01/18 (b)                        150,000      140,520
                                                                   -----------
                                                                       534,908
                                                                   -----------
------------------------------------------------------------------------------

PUBLISHING - NEWSPAPERS (0.1%)
Thomson Corp., 4.25%, 08/15/09                           425,000       425,754
                                                                   -----------

------------------------------------------------------------------------------
REAL ESTATE (0.4%)
Avalonbay Communities, Inc., 6.63%, 09/15/11             150,000       165,239
BRE Properties, Inc., 5.95%, 03/15/07                    140,000       149,371
Centerpoint Properties Corp., 4.75%, 08/01/10            350,000       350,262
Developers Diversified Realty Corp., 6.63%, 01/15/08     250,000       269,204
Duke Realty Corp., 5.25%, 01/15/10                       300,000       311,315
EOP Operating, LP, 6.75%, 02/15/12                       195,000       214,708
Equity Residential, 6.88%, 11/01/04                      200,000       209,695
Highwoods Realty LP, Corp., 8.00%, 12/01/03              125,000       125,610
Liberty Property Trust, 7.25%, 03/15/11                   65,000        73,422
New Plan Realty Corp., 5.88%, 06/15/07                    90,000        96,899
Shurgard Storage Centers, Inc., 5.88%, 03/15/13          270,000       275,578
Simon Property Group, Inc., 7.75%, 08/15/04 (b)           60,000        62,736
                                                                   -----------
                                                                     2,304,039
                                                                   -----------

------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REIT) (0.2%)
Camden Property Trust Corp., 7.00%, 11/15/06             600,000       654,274
Health Care REIT, Inc., 6.00%, 11/15/13                  300,000       301,776
HRPT Properties Trust Corp., 5.75%, 02/15/14             300,000       300,420
JDN Realty Corp., 6.95%, 08/01/07                         20,000        21,926
                                                                   -----------
                                                                     1,278,396
                                                                   -----------

------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT (0.1%)
Science Applications International Co.,
5.50%, 07/01/33 (b)                                       300,000      266,099
                                                                   -----------

88     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT                   VALUE
---------------------------------------------------------------------------------------
RETAIL (0.1%)
Limited Brands, Inc., 6.13%, 12/01/12               $  250,000              $   267,853
                                                                            -----------

---------------------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY (3.6%)
FPL Group Capital, Inc., 7.63%, 09/15/06                85,000                   95,927
Morgan Stanley TRACERS, 5.88%, 03/01/07 (b) (d)     17,599,000               18,884,782
Morgan Stanley TRACERS, 6.80%, 06/15/12 (d)            135,000                  149,314
                                                                            -----------
                                                                             19,130,023
                                                                            -----------

---------------------------------------------------------------------------------------
TELECOMMUNICATIONS (2.4%)
360 Communications Co.,
 7.50%, 03/01/06                                       180,000                  199,542
Alltel Corp., 7.00%, 07/01/12                          110,000                  125,129
Ameritech Capital Funding,
 6.45%, 01/15/18                                       150,000                  167,094
AT&T Corp., 7.80%, 11/15/11                            200,000                  226,655
AT&T Wireless Services, Inc.,
8.13%, 05/01/12                                         75,000                   86,991
AT&T Wireless Services, Inc.,
8.75%, 03/01/31                                        545,000                  655,388
BellSouth Corp., 6.00%, 10/15/11                       346,000                  373,596
British Telecom PLC, 8.38%, 12/15/10                   820,000                  990,281
Centurytel Inc., 7.88%, 08/15/12                       130,000                  155,257
Citizens Communications Co.,
8.50%, 05/15/06                                        500,000                  564,787
Citizens Communications Co.,
7.63%, 08/15/08                                        120,000                  137,742
Clear Channel Communications, Inc.,
7.65%, 09/15/10                                        200,000                  232,944
Deutsche Telekom AG, 8.25%, 06/15/05                   700,000                  764,799
Deutsche Telekom AG, 8.50%, 06/15/10                   550,000                  661,930
Deutsche Telekom AG, 8.75%, 06/15/30                   350,000                  440,319
France Telecom, 9.25%, 03/01/11                        550,000                  663,530
France Telecom, 9.75%, 03/01/31                        165,000                  217,770
GTE Corp., 6.84%, 04/15/18                             350,000                  379,855
GTE Corp., 6.94%, 04/15/28                             250,000                  258,839
International Telecom Satellite,
6.50%, 11/01/13                                        100,000                  102,000
Koninklijke KPN NV, 8.00%, 10/01/10                    250,000                  297,960
SBC Communications, Inc.,
6.25%, 03/15/11                                        205,000                  222,561
SBC Communications, Inc.,
5.88%, 08/15/12                                        220,000                  232,706
Sprint Capital Corp., 8.38%, 03/15/12                  550,000                  627,804
Sprint Capital Corp., 6.90%, 05/01/19                  650,000                  644,207
Telecom Italia Capital Corp.,
5.25%, 11/15/13 (b)                                    500,000                  496,111
Tele-Communications, Inc.,
9.80%, 02/01/12                                        520,000                  675,510
Time Warner, Inc., 7.75%, 06/15/05                     130,000                  140,883
Univison Communication, Inc.,
7.85%, 07/15/11                                        250,000                  294,141
Verizon Global Funding Corp.,
 6.75%, 12/01/05                                       190,000                  206,856
Verizon Global Funding Corp.,
 6.88%, 06/15/12                                        80,000                   88,902
Verizon Global Funding Corp.,
7.38%, 09/01/12                                        350,000                  401,386
Verizon Global Funding Corp.,
 7.75%, 12/01/30                                       250,000                  289,372
Verizon New York, Inc., 6.88%,
04/01/12                                                35,000                   38,397
Vodafone Group PLC, 7.75%, 02/15/10                    150,000                  177,406
Vodafone Group PLC, 7.88%, 02/15/30                    100,000                  120,160
                                                                            -----------
                                                                             12,358,810
                                                                            -----------

---------------------------------------------------------------------------------------
TOOLS & ACCESSORIES (0.0%)
Stanley Works, 4.90%, 11/01/12                          75,000                   75,108
                                                                            -----------

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------

TRANSPORTATION & SHIPPING (0.5%)
Burlington Northern Santa Fe Corp.,
6.75%, 07/15/11                           $  365,000  $    410,799
Canadian National Railway Co.,
6.90%, 07/15/28                              210,000       231,413
CSX Corp., 7.45%, 05/01/07                   180,000       206,027
CSX Corp., 6.75%, 03/15/11                   225,000       251,036
Norfolk Southern Corp., 6.75%, 02/15/11      225,000       252,810
Norfolk Southern Corp., 7.25%, 02/15/31      300,000       338,876
Union Pacific Corp., 6.50%, 05/15/05         250,000       266,520
Union Pacific Corp., 5.75%, 10/15/07         475,000       509,772
United Parcel Service, Inc.,
8.38%, 04/01/20                              200,000       261,601
                                                     -------------
                                                         2,728,854
                                                     -------------

TOTAL CORPORATE BONDS                                  135,574,633
                                                     -------------

SOVEREIGN BONDS (1.1%)

------------------------------------------------------------------
CANADA (0.4%)
British Columbia, 4.63%, 10/03/06            100,000       105,329
Government of Canada, 5.25%, 11/05/08        630,000       683,871
Ontario Province, 5.50%, 10/01/08            350,000       378,062
Province of Saskatchewan, 8.00%, 07/15/04    147,000       153,627
Quebec Province, 7.50%, 09/15/29             500,000       615,038
                                                     -------------
                                                         1,935,927
                                                     -------------

------------------------------------------------------------------
FINLAND (0.1%)
Republic of Finland, 5.88%, 02/27/06         300,000       323,585
                                                     -------------

------------------------------------------------------------------
ITALY (0.3%)
Republic of Italy, 5.25%, 04/05/06           300,000       320,258
Republic of Italy, 4.38%, 10/25/06           675,000       707,907
Republic of Italy, 5.38%, 06/15/33           450,000       429,480
                                                     -------------
                                                         1,457,645
                                                     -------------

------------------------------------------------------------------
MEXICO (0.3%)
United Mexican States, 9.88%, 02/01/10       750,000       941,250
United Mexican States, 6.38%, 01/16/13       850,000       874,650
                                                     -------------
                                                         1,815,900
                                                     -------------

TOTAL SOVEREIGN BONDS                                    5,533,057
                                                     -------------

2003  ANNUAL  REPORT  89
--------------------------------------------------------------------------------

October  31,  2003

NATIONWIDE  BOND  INDEX  FUND  (Continued)

REPURCHASE  AGREEMENTS  (19.1%)

                                         PRINCIPAL
                                          AMOUNT                       VALUE
--------------------------------------------------------------------------------

CS First Boston, 0.94%, dated
10/31/03, due 11/03/03, repurchase
price $50,392,833 (Fully collateralized
by AA Rated Corporate Bonds)            $50,388,886                 $ 50,388,886
Lehman Brothers, Inc., 0.94%, dated
10/31/03, due 11/03/03, repurchase
price $9,331,965 (Fully collateralized
by U.S. Agency Securities )               9,331,234                    9,331,234
Nomura Securities, 0.94%, dated
10/31/03, due 11/03/03, repurchase
price 40,314,267 (Fully collateralized
by AA Rated Corporate Bonds)             40,311,109                   40,311,109
                                                                   -------------

TOTAL REPURCHASE AGREEMENTS                                          100,031,229
                                                                   -------------

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
RECEIVED FOR SECURITIES ON  LOAN (13.0%)

REPURCHASE AGREEMENT (11.1%)

Nomura Securities, 1.07%, dated
10/31/03, due 11/03/03, repurchase
price 58,079,707 (Fully collateralized
by U.S. Agency Securities)               58,074,529                   58,074,529

GUARANTEED INSURANCE CONTRACT (1.9%)

Protective Life Insurance Co.,
1.28%, 11/30/04 (d)                      10,000,000                   10,000,000
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES ON LOAN                            68,074,529
                                                                   -------------

TOTAL INVESTMENTS (COST $679,908,934) (A) - 130.5%                   683,483,316

LIABILITIES IN EXCESS OF OTHER ASSETS - (30.5) %                   (159,609,340)
                                                                   -------------

NET ASSETS - 100.0%                                                 $523,873,976
                                                                   =============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)  Mortgage  Dollar  Rolls.
(d) Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on October 31,2003.

TBA      To  Be  Announced
TRACERS  Tradable  Custodial  Receipts

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

90     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENTS  OF  ASSETS  AND  LIABILITIES
October  31,  2003

                                                           NATIONWIDE
                                                            MID CAP
                                           NATIONWIDE        MARKET      NATIONWIDE     NATIONWIDE      NATIONWIDE
                                             S&P 500         INDEX       SMALL CAP     INTERNATIONAL       BOND
                                           INDEX FUND         FUND       INDEX FUND     INDEX FUND      INDEX FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
(cost $1,001,062,673;
208,006,835;
111,834,029; $286,957,702
and $511,803,176; respectively)          $  973,290,901   $245,276,304  $130,921,473  $  333,720,318   $515,377,558
Repurchase agreements, at cost              113,576,720     40,081,998    10,958,768      33,341,401    100,031,229
Investments purchased with
 cash collateral received for
securities on loan, at cost                  43,117,885     46,837,905    25,220,192      12,203,613     68,074,529
                                         ---------------------------------------------------------------------------
Total Investments                         1,129,985,506    332,196,207   167,100,433     379,265,332    683,483,316
                                         ---------------------------------------------------------------------------
Cash                                         11,120,431      2,408,727       492,039       2,560,926         26,086
Foreign currency, at value
 (cost $0; $0;
0; $6,328,930
and $0; respectively)                                 -              -             -       6,370,771              -
Interest and dividends receivable             1,390,272        179,184        86,032         462,407      5,366,002
Receivable for investments sold                       -        470,650       169,696               -        380,422
Unrealized appreciation on forward
foreign currency contracts                            -              -             -          25,060              -
Receivable from adviser                           4,084         42,344        10,079          29,968         41,357
Receivable for variation margin
 on futures contracts                           120,625         75,212             -         134,551              -
Reclaims receivable                                   -              -             -         182,941              -
Prepaid expenses and other assets                 5,641          5,691         3,406           7,636          8,916
                                         ---------------------------------------------------------------------------
Total Assets                              1,142,626,559    335,378,015   167,861,685     389,039,592    689,306,099
                                         ---------------------------------------------------------------------------

LIABILITIES:
Distributions payable                                 -              -             -               -      1,701,510
Payable for investments purchased               164,310      1,475,319             -               -     95,254,127
Unrealized depreciation on
forward foreign currency contracts                    -              -             -         254,390              -
Unrealized depreciation on
open swap contracts                                   -              -             -               -        179,151
Payable for variation margin on
 futures contracts                                    -              -        58,100         194,753              -
Payable for return of collateral
 received for securities on loan             43,117,885     46,837,905    25,220,192      12,203,613     68,074,529
Accrued expenses and
other payables
Investment advisory fees                        116,421         50,439        22,695          82,469         95,285
Fund administration and transfer
agent fees                                      111,596         28,348        19,186          47,905         63,635
Distribution fees                                55,545          7,977         8,583           3,524          9,404
Administrative servicing fees                    95,133          4,517         4,790           2,110          5,769
Other                                             1,463          4,919        11,620          37,074         48,713
                                         ---------------------------------------------------------------------------
Total Liabilities                            43,662,353     48,409,424    25,345,166      12,825,838    165,432,123
                                         ---------------------------------------------------------------------------
NET ASSETS                               $1,098,964,206   $286,968,591  $142,516,519  $  376,213,754   $523,873,976
                                        ============================================================================
REPRESENTED BY:
Capital                                  $1,148,057,640   $246,296,353  $120,609,368  $  333,399,194   $521,240,311
Accumulated net investment
 income (loss)                                1,749,578        216,743       146,068       1,837,443          1,989
Accumulated net realized gains
 (losses) from investment, futures,
foreign currency and
 swap transactions                          (25,610,775)     1,778,687     2,571,894      (5,432,830)      (763,555)
Net unrealized appreciation
 (depreciation) on
investments, futures,
translation of assets and liabilities
denominated
in foreign currencies
 and swaps                                  (25,232,237)    38,676,808    19,189,189      46,409,947      3,395,231
                                         ---------------------------------------------------------------------------
NET ASSETS                               $1,098,964,206   $286,968,591  $142,516,519  $  376,213,754   $523,873,976
                                         ===========================================================================

See  notes  to  financial  statements.

2003  ANNUAL  REPORT  91
--------------------------------------------------------------------------------

October  31,  2003

                                                      NATIONWIDE
                                      NATIONWIDE        MID CAP       NATIONWIDE      NATIONWIDE      NATIONWIDE
                                        S&P 500         MARKET        SMALL CAP     INTERNATIONAL       BOND
                                       INDEX FUND       INDEX FUND     INDEX FUND      INDEX FUND     INDEX FUND
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Class A Shares                       $    5,794,704   $ 38,692,966   $ 42,343,003   $   16,403,552   $ 42,292,030
Class B Shares                            3,712,689        295,418        248,643          104,841        255,953
Class C Shares                               10,204         20,581         20,594                -              -
Institutional Class Shares              620,598,168    247,959,626     99,904,279      359,705,361    481,325,993
Service Class Shares                    413,554,020              -              -                -              -
Institutional Service Class Shares       55,197,013              -              -                -              -
Local Fund Shares                            97,408              -              -                -              -
                                    ------------------------------------------------------------------------------
Total                                $1,098,964,206   $286,968,591   $142,516,519   $  376,213,754   $523,873,976
                                    ==============================================================================
SHARES OUTSTANDING (unlimited
number of shares authorized):
Class A Shares                              640,892      3,260,373      4,130,626        2,503,463      3,850,608
Class B Shares                              412,369         25,106         24,363           16,190         23,301
Class C Shares                                1,133          1,750          2,018                -              -
Institutional Class Shares               68,391,759     20,757,702      9,675,961       54,852,323     43,852,261
Service Class Shares                     45,774,965              -              -                -              -
Institutional Service Class Shares        6,088,263              -              -                -              -
Local Fund Shares                            10,714              -              -                -              -
                                    ------------------------------------------------------------------------------
Total                                   121,320,095     24,044,931     13,832,968       57,371,976     47,726,170
                                    ==============================================================================
NET ASSET VALUE:
Class A Shares                       $         9.04   $      11.87   $      10.25   $         6.55   $      10.98
Class B Shares (a)                   $         9.00   $      11.77   $      10.21   $         6.48   $      10.98
Class C Shares (b)                   $         9.01   $      11.76   $      10.20   $            -   $          -
Institutional Class Shares           $         9.07   $      11.95   $      10.32   $         6.56   $      10.98
Service Class Shares                 $         9.03   $          -   $          -   $            -   $          -
Institutional Service Class Shares   $         9.07   $          -   $          -   $            -   $          -
Local Fund Shares                    $         9.09   $          -   $          -   $            -   $          -
MAXIMUM OFFERING PRICE PER SHARE
(100%/100%-maximum sales charge)
of net asset value adjusted to
the nearest cent):
Class A Shares                       $         9.59   $      12.59   $      10.88   $         6.95   $      11.65
Class C Shares                       $         9.10   $      11.88   $      10.30   $            -   $          -
                                    ------------------------------------------------------------------------------
Maximum Sales Charge -
Class A Shares                                 5.75%          5.75%          5.75%            5.75%          5.75%
                                    ==============================================================================
Maximum Sales Charge -
 Class C Shares                                1.00%          1.00%          1.00%               -              -
                                    ==============================================================================

(a) For Class B shares, the redemption price per share varies by length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.
See  notes  to  financial  statements.

92     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENTS  OF  OPERATIONS
For  the  Year  Ended  October  31,  2003

                                                        NATIONWIDE
                                          NATIONWIDE      MID CAP     NATIONWIDE      NATIONWIDE     NATIONWIDE
                                           S&P 500        MARKET       SMALL CAP     INTERNATIONAL       BOND
                                          INDEX FUND    INDEX FUND     INDEX FUND     INDEX FUND      INDEX FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                         $    571,817   $   164,292   $    83,665   $      175,158   $13,193,931
Dividend income (net of foreign
witholding tax of $0; $0; $0;
584,801 and $0; respectively)             13,007,714     1,883,221       958,752        5,218,487             -
                                        -----------------------------------------------------------------------
Total Income                              13,579,531     2,047,513     1,042,417        5,393,645    13,193,931
                                        -----------------------------------------------------------------------
EXPENSES:
Investment advisory fees                   1,002,610       382,404       157,390          617,738       802,650
Fund administration and
 transfer agent fees                       1,032,300       236,433       140,163          368,062       556,932
Distribution fees Class A                     11,628        61,220        48,906           35,806       116,867
Distribution fees Class B                     28,663         1,414         1,283              872         1,076
Distribution fees Class C                          3             6             6                -             -
Distribution fees Service Class              482,627             -             -                -             -
Distribution fees Local Class                     60             -             -                -             -
Administrative servicing fees
Class A                                          210        36,195        28,743           20,749        70,276
Administrative servicing fees
Service Class                                804,374             -             -                -             -
Administrative servicing fees
 Institutional Service Class                 122,493             -             -                -             -
Registration and filing fees                  45,711        28,804        24,697           39,391        42,273
Other                                        246,939        81,265        21,957           74,015       115,251
                                        -----------------------------------------------------------------------
Total expenses before
reimbursed
expenses                                   3,777,618       827,741       423,145        1,156,633     1,705,325
Expenses reimbursed                         (553,633)     (190,070)     (115,995)        (275,555)     (385,991)
                                        -----------------------------------------------------------------------
Total Expenses                             3,223,985       637,671       307,150          881,078     1,319,334
                                        -----------------------------------------------------------------------
Net Investment Income (Loss)              10,355,546     1,409,842       735,267        4,512,567    11,874,597
                                        -----------------------------------------------------------------------
REALIZED/UNREALIZED
GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains (losses)
 on investment transactions               (4,377,515)      408,301     1,485,991          623,299     1,598,080
Net realized gains (losses) on
 future transactions                       6,343,070     2,969,931     2,255,733        1,130,428             -
Net realized gains (losses) on
 foreign currency transactions                     -             -             -        2,362,406             -
Net realized gains (losses on
swap transactions                                  -             -             -                -       153,810
                                        -----------------------------------------------------------------------
Net realized gains (losses) on
investment, futures,
foreign currency and swap
transactions                               1,965,555     3,378,232     3,741,724        4,116,133     1,751,890
Net change in unrealized
appreciation/depreciation on
investments, futures, translation of
assets and liabilities
denominated in foreign currencies
 and swaps                               144,937,306    49,692,253    26,652,394       57,935,263    (1,002,957)
                                        -----------------------------------------------------------------------
Net realized/unrealized gains
 (losses) on investments,
futures, foreign currencies
 and swaps                               146,902,861    53,070,485    30,394,118       62,051,396       748,933
                                        -----------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING
 FROM OPERATIONS                        $157,258,407   $54,480,327   $31,129,385   $   66,563,963   $12,623,530
                                        =======================================================================

See  notes  to  financial  statements.

2003  ANNUAL  REPORT  93
--------------------------------------------------------------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     NATIONWIDE S&P 500            NATIONWIDE MID CAP            NATIONWIDE SMALL CAP
                                         INDEX FUND                     INDEX FUND                     INDEX FUND
                                 -----------------------------------------------------------------------------------------
                                   YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED   YEAR ENDED
                                   OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,  OCTOBER 31,
                                      2003            2002           2003           2002           2003          2002
--------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
Net investment income (loss)     $   10,355,546   $  5,297,094   $  1,409,842   $    488,832   $    735,267   $    315,549
Net realized gains (losses) on
investment and
futures transactions                  1,965,555    (20,246,125)     3,378,232     (1,368,568)     3,741,724     (1,152,632)
Net change in unrealized
appreciation/
depreciation on investments
 and futures                        144,937,306    (75,977,981)    49,692,253     (9,421,985)    26,652,394     (6,316,448)
                                 -----------------------------------------------------------------------------------------
Change in net assets
 resulting from operations          157,258,407    (90,927,012)    54,480,327    (10,301,721)    31,129,385     (7,153,531)
                                 -----------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A
SHAREHOLDERS FROM:
Net investment income                   (53,816)       (39,097)      (102,486)       (64,417)      (108,894)       (53,073)

DISTRIBUTIONS TO CLASS B
SHAREHOLDERS FROM:
Net investment income                   (13,370)        (7,428)           (49)           (36)          (116)      (126) (a)

DISTRIBUTIONS TO INSTITUTIONAL
CLASS SHAREHOLDERS FROM:
Net investment income                (5,401,331)    (2,093,414)    (1,165,898)      (405,386)      (540,240)      (218,804)

DISTRIBUTIONS TO
SERVICE CLASS
SHAREHOLDERS FROM:
Net investment income                (3,281,327)    (2,338,484)             -              -              -              -

DISTRIBUTIONS TO
INSTITUTIONAL SERVICE
CLASS SHAREHOLDERS FROM:
Net investment income                  (564,817)      (431,912)             -              -              -              -

DISTRIBUTIONS TO LOCAL FUND
SHAREHOLDERS FROM:
Net investment income                    (1,148)        (1,090)             -              -              -              -
                                 -----------------------------------------------------------------------------------------
Change in net assets from
shareholder distributions            (9,315,809)    (4,911,425)    (1,268,433)      (469,839)      (649,250)      (272,003)
                                 -----------------------------------------------------------------------------------------
Change in net assets
from capital transactions           401,229,702    263,425,114    130,541,811     78,234,383     67,621,008     36,376,316
                                 -----------------------------------------------------------------------------------------
Change in net assets                549,172,300    167,586,677    183,753,705     67,462,823     98,101,143     28,950,782

NET ASSETS:
Beginning of period                 549,791,906    382,205,229    103,214,886     35,752,063     44,415,376     15,464,594
                                 -----------------------------------------------------------------------------------------
End of period                    $1,098,964,206   $549,791,906   $286,968,591   $103,214,886   $142,516,519   $ 44,415,376
                                 =========================================================================================

(a) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
See  notes  to  financial  statements.

94     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                     NATIONWIDE INTERNATIONAL           NATIONWIDE BOND
                                                             INDEX FUND                   INDEX FUND
                                                   ----------------------------------------------------------
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                        2003           2002           2003           2002
--------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                        $  4,512,567   $  1,302,632   $ 11,874,597   $  5,461,321
Net realized gains (losses) on investment,
futures, foreign currency
and swap transactions                                  4,116,133     (6,278,449)     1,751,890        497,008
Net change in unrealized appreciation/
depreciation on investments, futures,
translation of assets and liabilities denominated
 in foreign currencies and swaps                      57,935,263    (10,210,318)    (1,002,957)     3,200,524
                                                   ----------------------------------------------------------
Change in net assets resulting from operations        66,563,963    (15,186,135)    12,623,530      9,158,853
                                                   ----------------------------------------------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                   (253,106)      (176,651)    (1,681,042)    (1,035,728)
Net realized gains on investments                              -              -        (46,646)       (12,495)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                     (1,222)          (791)        (3,112)          (634)
Net realized gains on investments                              -              -            (32)           (11)

DISTRIBUTIONS TO INSTITUTIONAL CLASS
SHAREHOLDERS FROM:
Net investment income                                 (4,721,725)    (1,346,579)   (12,615,132)    (4,718,441)
Net realized gains on investments                              -              -       (246,690)       (60,021)
                                                   ----------------------------------------------------------
Change in net assets from shareholder
distributions                                         (4,976,053)    (1,524,021)   (14,592,654)    (5,827,330)
                                                   ----------------------------------------------------------
Change in net assets from capital
transactions                                         182,494,474    105,483,310    302,227,401    164,830,991
                                                   ----------------------------------------------------------
Change in net assets                                 244,082,384     88,773,154    300,258,277    168,162,514

NET ASSETS:
Beginning of period                                  132,131,370     43,358,216    223,615,699     55,453,185
                                                   ----------------------------------------------------------
End of period                                       $376,213,754   $132,131,370   $523,873,976   $223,615,699
                                                   ===========================================================

See  notes  to  financial  statements.

2003  ANNUAL  REPORT  95
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding\

NATIONWIDE  S&P  500  INDEX  FUND

                                                   INVESTMENT ACTIVITIES              DISTRIBUTIONS
                              --------------------------------------------------------------------------------------------------
                                                          NET
                                                        REALIZED
                                NET                       AND                                                              NET
                               ASSET                   UNREALIZED                                                         ASSET
                               VALUE,        NET         GAINS         TOTAL                                             VALUE,
                             BEGINNING   INVESTMENT     (LOSSES)       FROM          NET         NET                       END
                                 OF        INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL         OF
                               PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
      October 31, 2000 (d)   $    12.73        0.05         (0.24)       (0.19)       (0.08)         -           (0.08)  $ 12.46
Year Ended
      October 31, 2001       $    12.46        0.06         (3.17)       (3.11)       (0.06)     (0.17)          (0.23)  $  9.12
Year Ended
      October 31, 2002       $     9.12        0.09         (1.50)       (1.41)       (0.09)         -           (0.09)  $  7.62
Year Ended
      October 31, 2003       $     7.62        0.10          1.41         1.51        (0.09)         -           (0.09)  $  9.04

CLASS B SHARES
Period Ended
      October 31, 2000 (d)   $    12.73       (0.01)        (0.25)       (0.26)       (0.05)         -           (0.05)  $ 12.42
Year Ended
      October 31, 2001       $    12.42        0.01         (3.16)       (3.15)       (0.01)     (0.17)          (0.18)  $  9.09
Year Ended
      October 31, 2002       $     9.09        0.03         (1.50)       (1.47)       (0.03)         -           (0.03)  $  7.59
Year Ended
      October 31, 2003       $     7.59        0.04          1.41         1.45        (0.04)         -           (0.04)  $  9.00

CLASS C SHARES
Period Ended
      October 31, 2003 (e)   $     8.83           -          0.18         0.18            -          -               -   $  9.01

INSTITUTIONAL CLASS SHARES
Period Ended
      October 31, 2000 (d)   $    12.73        0.09         (0.25)       (0.16)       (0.08)         -           (0.08)  $ 12.49
Year Ended
      October 31, 2001       $    12.49        0.11         (3.17)       (3.06)       (0.11)     (0.17)          (0.28)  $  9.15
Year Ended
      October 31, 2002       $     9.15        0.11         (1.51)       (1.40)       (0.11)         -           (0.11)  $  7.64
Year Ended
     October 31, 2003        $     7.64        0.11          1.43         1.54        (0.11)         -           (0.11)  $  9.07

SERVICE CLASS SHARES
Period Ended
     October 31, 1999 (f)    $     9.66        0.09          2.25         2.34        (0.09)         -           (0.09)  $ 11.91
Year Ended
     October 31, 2000        $    11.91        0.07          0.56         0.63        (0.07)     (0.02)          (0.09)  $ 12.45
Year Ended
     October 31, 2001        $    12.45        0.07         (3.17)       (3.10)       (0.07)     (0.17)          (0.24)  $  9.11
Year Ended
     October 31, 2002        $     9.11        0.08         (1.50)       (1.42)       (0.08)         -           (0.08)  $  7.61
Year Ended
     October 31, 2003        $     7.61        0.09          1.41         1.50        (0.08)         -           (0.08)  $  9.03
--------------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS SUPPLEMENTAL DATA
                              ------------------------------------------------------------------------------------------
                                                                                                  RATIO
                                                                                                   OF
                                                                                 RATIO             NET
                                                                                  OF           INVESTMENT
                                                                  RATIO        EXPENSES          INCOME
                                                                   OF           (PRIOR           (LOSS)
                                                                   NET            TO             (PRIOR
                                            NET       RATIO    INVESTMENT   REIMBURSEMENTS)        TO
                                          ASSETS       OF        INCOME           TO         REIMBURSEMENTS)
                                            AT      EXPENSES     (LOSS)         AVERAGE            TO
                                            END        TO          TO             NET            AVERAGE
                               TOTAL        OF       AVERAGE     AVERAGE        ASSETS             NET        PORTFOLIO
                               RETURN     PERIOD       NET         NET                           ASSETS        TURNOVER
                                (A)       (000S)     ASSETS      ASSETS           (B)              (B)           (C)
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
      October 31, 2000 (d)    5.71% (g)  $   2,214  0.63% (h)    0.47% (h)        0.88% (h)         0.22%(h)       9.72%
Year Ended
      October 31, 2001         (25.24%)  $   3,237      0.63%        0.70%            1.03%            0.30%       1.85%
Year Ended
      October 31, 2002         (15.62%)  $   3,942      0.52%        1.06%            0.61%            0.97%       3.06%
Year Ended
      October 31, 2003           20.03%  $   5,795      0.48%        1.28%            0.56%            1.21%       1.30%

CLASS B SHARES
Period Ended
      October 31, 2000 (d)    5.17% (g)  $     987  1.23% (h)  (0.12%) (h)        2.05% (h)      (0.94%) (h)       9.72%
Year Ended
      October 31, 2001         (25.65%)  $   1,879      1.23%        0.11%            2.21%          (0.87%)       1.85%
Year Ended
      October 31, 2002         (16.24%)  $   2,423      1.23%        0.35%            1.39%            0.19%       3.06%
Year Ended
      October 31, 2003           19.14%  $   3,713      1.23%        0.54%            1.30%            0.47%       1.30%

CLASS C SHARES
Period Ended
      October 31, 2003 (e)    2.04% (g)  $      10  1.23% (h)    0.48% (h)        1.23% (h)        0.48% (h)       1.30%

INSTITUTIONAL CLASS SHARES
Period Ended
      October 31, 2000 (d)    6.01% (g)  $  92,190  0.23% (h)    0.83% (h)        0.30% (h)        0.76% (h)       9.72%
Year Ended
      October 31, 2001         (24.84%)  $ 107,955      0.23%        1.10%            0.29%            1.04%       1.85%
Year Ended
      October 31, 2002         (15.44%)  $ 235,333      0.23%        1.37%            0.33%            1.27%       3.06%
Year Ended
     October 31, 2003            20.39%  $ 620,598      0.23%        1.52%            0.30%            1.45%       1.30%

SERVICE CLASS SHARES
Period Ended
     October 31, 1999 (f)    24.27% (g)  $  72,049  0.63% (h)    0.69% (h)        0.83% (h)        0.49% (h)      55.07%
Year Ended
     October 31, 2000             5.25%  $ 189,443      0.63%        0.54%            0.70%            0.47%       9.72%
Year Ended
     October 31, 2001          (25.22%)  $ 233,943      0.63%        0.70%            0.69%            0.64%       1.85%
Year Ended
     October 31, 2002          (15.73%)  $ 266,515      0.63%        0.94%            0.72%            0.85%       3.06%
Year Ended
     October 31, 2003            19.89%  $ 413,554      0.63%        1.14%            0.70%            1.06%       1.30%
------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(f) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(g)  Not  annualized.
(h)  Annualized.

See  notes  to  financial  statements.

96     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                         INVESTMENT ACTIVITIES                            DISTRIBUTIONS
                       ---------------------------------------------------------------------------------------------------
                                                    NET
                                                  REALIZED
                          NET                       AND                                                              NET
                         ASSET                   UNREALIZED                                                         ASSET
                         VALUE,        NET         GAINS         TOTAL                                             VALUE,
                       BEGINNING   INVESTMENT     (LOSSES)       FROM          NET         NET                       END
                           OF        INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL         OF
                         PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
                       ---------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended
 October 31, 1999 (d)  $     9.66         0.10         2.27         2.37        (0.09)         -           (0.09)  $ 11.94
Year Ended
October 31, 2000       $    11.94         0.08         0.56         0.64        (0.08)     (0.02)          (0.10)  $ 12.48
Year Ended
October 31, 2001       $    12.48         0.08        (3.17)       (3.09)       (0.08)     (0.17)          (0.25)  $  9.14
Year Ended
 October 31, 2002      $     9.14         0.09        (1.50)       (1.41)       (0.09)         -           (0.09)  $  7.64
Year Ended
 October 31, 2003      $     7.64         0.10         1.42         1.52        (0.09)         -           (0.09)  $  9.07

LOCAL FUND SHARES
Year Ended
October 31, 1999       $     9.66         0.12         2.27         2.39        (0.10)         -           (0.10)  $ 11.95
Year Ended
October 31, 2000       $    11.95         0.11         0.54         0.65        (0.10)     (0.02)          (0.12)  $ 12.48
Year Ended
October 31, 2001       $    12.48         0.07        (3.14)       (3.07)       (0.07)     (0.17)          (0.24)  $  9.17
Year Ended
October 31, 2002       $     9.17         0.11        (1.52)       (1.41)       (0.10)         -           (0.10)  $  7.66
Year Ended
October 31, 2003       $     7.66         0.12         1.42         1.54        (0.11)         -           (0.11)  $  9.09
--------------------------------------------------------------------------------------------------------------------------

                            DISTRIBUTIONS            RATIOS/SUPPLEMENTAL DATA
                       -------------------------------------------------------------------------------------------------
                                                                            RATIO            RATIO
                                                                             OF               OF
                                                             RATIO        EXPENSES            NET
                                                              OF           (PRIOR         INVESTMENT
                                                 RATIO        NET            TO             INCOME
                                                  OF      INVESTMENT   REIMBURSEMENTS)      (LOSS)
                                               EXPENSES     INCOME           TO             (PRIOR
                                   NETASSETS      TO        (LOSS)         AVERAGE            TO
                         TOTAL     AT END OF    AVERAGE       TO             NET        REIMBURSEMENTS)
                        RETURN      PERIOD        NET       AVERAGE        ASSETS         TO AVERAGE      PORTFOLIO
                          (A)       (000S)      ASSETS    NET ASSETS         (B)        NET ASSETS (B)   TURNOVER (C)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended
 October 31, 1999 (d)  24.64%(e)  $    17,389  0.48% (f)     0.87%(f)        0.67% (f)        0.68% (f)        55.07%
Year Ended
October 31, 2000           5.37%  $    31,917      0.48%        0.69%            0.55%            0.62%         9.72%
Year Ended
October 31, 2001        (25.04%)  $    35,097      0.48%        0.84%            0.54%            0.78%         1.85%
Year Ended
 October 31, 2002       (15.56%)  $    41,498      0.48%        1.09%            0.57%            1.00%         3.06%
Year Ended
 October 31, 2003         20.11%  $    55,197      0.48%        1.29%            0.55%            1.21%         1.30%

LOCAL FUND SHARES
Year Ended
October 31, 1999          24.85%  $    30,674      0.35%        1.05%            0.52%            0.88%        55.07%
Year Ended
October 31, 2000           5.43%  $    10,555      0.35%        0.84%            0.38%            0.81%         9.72%
Year Ended
October 31, 2001        (24.91%)  $        96      0.35%        0.94%            0.37%            0.92%         1.85%
Year Ended
October 31, 2002        (15.47%)  $        81      0.31%        1.25%            0.39%            1.17%         3.06%
Year Ended
October 31, 2003          20.26%  $        97      0.30%        1.47%            0.37%            1.40%         1.30%
---------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e)  Not  annualized.
(f)  Annualized.

See  notes  to  financial  statements.

2003  ANNUAL  REPORT  97
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND

                                        INVESTMENT  ACTIVITIES                               DISTRIBUTIONS
                      ---------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                         NET                       AND                                                              NET
                         ASSE                   UNREALIZED                                                         ASSET
                        VALUE,        NET         GAINS         TOTAL                                             VALUE,
                      BEGINNING   INVESTMENT     (LOSSES)       FROM          NET         NET                       END
                          OF        INCOME\         ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL         OF
                        PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $    10.00        0.09          1.76         1.85        (0.08)         -           (0.08)  $ 11.77
Year Ended
October 31, 2001      $    11.77        0.07         (1.50)       (1.43)       (0.08)     (0.47)          (0.55)  $  9.79
Year Ended
October 31, 2002      $     9.79        0.04         (0.59)       (0.55)       (0.05)         -           (0.05)  $  9.19
Year Ended
October 31, 2003      $     9.19        0.04          2.68         2.72        (0.04)         -           (0.04)  $ 11.87

CLASS B SHARES
Period Ended
October 31, 2001 (e)  $    11.62           -         (1.83)       (1.83)           -      (0.05)          (0.05)  $  9.74
Year Ended
October 31, 2002      $     9.74       (0.01)        (0.58)       (0.59)       (0.02)         -           (0.02)  $  9.13
Year Ended
October 31, 2003      $     9.13       (0.02)         2.66         2.64            -          -               -   $ 11.77

CLASS C SHARES
Period Ended
October 31, 2003 (f)  $    11.43           -          0.33         0.33            -          -               -   $ 11.76

INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (d)  $    10.00        0.14          1.76         1.90        (0.10)         -           (0.10)  $ 11.80
Year Ended
October 31, 2001      $    11.80        0.10         (1.49)       (1.39)       (0.10)     (0.47)          (0.57)  $  9.84
Year Ended
October 31, 2002      $     9.84        0.08         (0.58)       (0.50)       (0.09)         -           (0.09)  $  9.25
Year Ended
October 31, 2003      $     9.25        0.08          2.70         2.78        (0.08)         -           (0.08)  $ 11.95
-------------------------------------------------------------------------------------------------------------------------

                                          RATIOS  /  SUPPLEMENTAL  DATA
                      --------------------------------------------------------------------------------------------
                                                             RATIO          RATIO
                                                              OF             OF              RATIO
                                                              NET         EXPENSES          OF NET
                                       NET       RATIO    INVESTMENT       (PRIOR         INVESTMENT
                                     ASSETS       OF        INCOME           TO             INCOME
                                       AT      EXPENSES     (LOSS)     REIMBURSEMENTS)      (LOSS)
                                       END        TO          TO             TO            (PRIOR TO
                         TOTAL         OF       AVERAGE     AVERAGE        AVERAGE      REIMBURSEMENTS)  PORTFOLIO
                         RETURN      PERIOD       NET         NET            NET          TO AVERAGE      TURNOVER
                          (A)        (000S)     ASSETS      ASSETS       ASSETS (B)     NET ASSETS (B)      (C)
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)    18.51% (g)  $   3,049  0.81% (h)    0.95% (h)        3.12% (h)      (1.36%) (h)      35.19%
Year Ended
October 31, 2001          (12.57%)  $   9,028      0.81%        0.56%            1.27%            0.10%     119.76%
Year Ended
October 31, 2002           (5.67%)  $  19,002      0.73%        0.42%            0.83%            0.32%      15.82%
Year Ended
October 31, 2003            29.72%  $  38,693      0.71%        0.48%            0.82%            0.37%       8.26%

CLASS B SHARES
Period Ended
October 31, 2001 (e)  (16.05%) (g)  $       6  1.41% (h)  (0.38%) (h)        3.66% (h)      (2.63%) (h)     119.76%
Year Ended
October 31, 2002           (6.13%)  $      86      1.32%      (0.16%)            1.44%          (0.28%)      15.82%
Year Ended
October 31, 2003            28.96%  $     295      1.31%      (0.13%)            1.42%          (0.25%)       8.26%

CLASS C SHARES
Period Ended
October 31, 2003 (f)     2.89% (g)  $      21  1.31% (h)    0.16% (h)        1.71% (h)      (0.24%) (h)       8.26%

INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (d)    19.03% (g)  $   7,957  0.31% (h)    1.49% (h)        2.76% (h)      (0.96%) (h)      35.19%
Year Ended
October 31, 2001          (12.17%)  $  26,719      0.31%        1.08%            1.00%            0.39%     119.76%
Year Ended
October 31, 2002           (5.19%)  $  84,128      0.31%        0.84%            0.44%            0.71%      15.82%
Year Ended
October 31, 2003            30.21%  $ 247,960      0.31%        0.87%            0.42%            0.76%       8.26%
                      ---------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)  Not  annualized.
(h)  Annualized.

See  notes  to  financial  statements.

98     ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

NATIONWIDE  SMALL  CAP  INDEX  FUND

                                    INVESTMENT  ACTIVITIES                      DISTRIBUTIONS
                      ------------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                         NET                       AND
                        ASSET                   UNREALIZED                                               NET
                        VALUE,        NET         GAINS         TOTAL                                   ASSET
                      BEGINNING   INVESTMENT     (LOSSES)       FROM          NET                      VALUE,      TOTAL
                          OF        INCOME          ON       INVESTMENT   INVESTMENT       TOTAL       END OF      RETURN
                        PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD       (A)
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $    10.00         0.07        (0.34)       (0.27)       (0.06)          (0.06)  $  9.67   (2.71%) (g)
Year Ended
October 31, 2001      $     9.67         0.07        (1.32)       (1.25)       (0.08)          (0.08)  $  8.34      (12.95%)
Year Ended
October 31, 2002      $     8.34         0.05        (1.07)       (1.02)       (0.05)          (0.05)  $  7.27      (12.29%)
Year Ended
October 31, 2003      $     7.27         0.05         2.98         3.03        (0.05)          (0.05)  $ 10.25        41.89%

CLASS B SHARES
Period Ended
October 31, 2002 (e)  $     8.84         0.03        (1.59)       (1.56)       (0.03)          (0.03)  $  7.25  (17.68%) (g)
Year Ended
October 31, 2003      $     7.25            -         2.97         2.97        (0.01)          (0.01)  $ 10.21        40.98%

CLASS C SHARES
Period Ended
October 31, 2003 (f)  $     9.91            -         0.29         0.29            -               -   $ 10.20     2.93% (g)

INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (d)  $    10.00         0.09        (0.32)       (0.23)       (0.07)          (0.07)  $  9.70   (2.30%) (g)
Year Ended
October 31, 2001      $     9.70         0.11        (1.32)       (1.21)       (0.11)          (0.11)  $  8.38      (12.54%)
Year Ended
October 31, 2002      $     8.38         0.08        (1.06)       (0.98)       (0.08)          (0.08)  $  7.32      (11.80%)
Year Ended
October 31, 2003      $     7.32         0.08         3.00         3.08        (0.08)          (0.08)  $ 10.32        42.49%
----------------------------------------------------------------------------------------------------------------------------

                                         RATIOS  /  SUPPLEMENTAL  DATA
                      ------------------------------------------------------------------------------
                                              RATIO                           RATIO
                                             OF NET                          OF NET
                                           INVESTMENT      RATIO OF        INVESTMENT
                        NET     RATIO OF     INCOME        EXPENSES          INCOME
                       ASSETS   EXPENSES     (LOSS)        (PRIOR TO         (LOSS)
                       AT END      TO          TO       REIMBURSEMENTS)     (PRIOR TO
                         OF      AVERAGE     AVERAGE      TO AVERAGE     REIMBURSEMENTS)  PORTFOLIO
                       PERIOD      NET         NET            NET          TO AVERAGE      TURNOVER
                       (000S)    ASSETS      ASSETS       ASSETS (B)     NET ASSETS (B)      (C)
----------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $     32  0.79% (h)    1.00% (h)      329.04% (h)    (327.25%) (h)      48.27%
Year Ended
October 31, 2001      $  4,098      0.79%        0.75%            1.64%          (0.10%)      50.19%
Year Ended
October 31, 2002      $ 11,079      0.71%        0.71%            0.97%            0.45%      34.77%
Year Ended
October 31, 2003      $ 42,343      0.69%        0.61%            0.83%            0.47%      25.63%

CLASS B SHARES
Period Ended
October 31, 2002 (e)  $     89  1.29% (h)    0.15% (h)        1.55% (h)      (0.11%) (h)      34.77%
Year Ended
October 31, 2003      $    249      1.29%        0.04%            1.44%          (0.11%)      25.63%

CLASS C SHARES
Period Ended
October 31, 2003 (f)  $     21  1.29% (h)    0.07% (h)        1.38% (h)      (0.02%) (h)      25.63%

INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (d)  $  2,301  0.29% (h)    1.69% (h)       19.76% (h)     (17.78%) (h)      48.27%
Year Ended
October 31, 2001      $ 11,366      0.29%        1.30%            1.94%          (0.35%)      50.19%
Year Ended
October 31, 2002      $ 33,247      0.29%        1.14%            0.58%            0.85%      34.77%
Year Ended
October 31, 2003      $ 99,904      0.29%        1.04%            0.44%            0.89%      25.63%
----------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)  Not  annualized.
(h)  Annualized.

See  notes  to  financial  statements.

2003  ANNUAL  REPORT  99
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NATIONWIDE  INTERNATIONAL  INDEX  FUND

                                        INVESTMENT  ACTIVITIES                     DISTRIBUTIONS
                      ---------------------------------------------------------------------------------------------------------
                                                      NET
                                                    REALIZED
                                                      AND
                                                   UNREALIZED                                               NET
                           NET           NET         GAINS         TOTAL                                   ASSET
                      ASSET VALUE,   INVESTMENT     (LOSSES)       FROM          NET                      VALUE,      TOTAL
                        BEGINNING      INCOME          ON       INVESTMENT   INVESTMENT       TOTAL       END OF      RETURN
                        OF PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD       (A)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $       10.00         0.06        (1.36)       (1.30)       (0.05)          (0.05)  $  8.65  (13.03%) (e)
Year Ended
October 31, 2001      $        8.65         0.08        (2.28)       (2.20)       (0.08)          (0.08)  $  6.37      (25.44%)
Year Ended
October 31, 2002      $        6.37         0.08        (1.06)       (0.98)       (0.08)          (0.08)  $  5.31      (15.65%)
Year Ended
October 31, 2003      $        5.31         0.09         1.25         1.34        (0.10)          (0.10)  $  6.55        25.51%

CLASS B SHARES
Period Ended
October 31, 2000 (d)  $       10.00         0.02        (1.38)       (1.36)       (0.02)          (0.02)  $  8.62  (13.62%) (e)
Year Ended
October 31, 2001      $        8.62         0.04        (2.30)       (2.26)       (0.04)          (0.04)  $  6.32      (26.17%)
Year Ended
October 31, 2002      $        6.32         0.03        (1.04)       (1.01)       (0.05)          (0.05)  $  5.26      (16.12%)
Year Ended
October 31, 2003      $        5.26         0.06         1.24         1.30        (0.08)          (0.08)  $  6.48        24.88%

INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (d)  $       10.00         0.09        (1.35)       (1.26)       (0.08)          (0.08)  $  8.66  (12.65%) (e)
Year Ended
October 31, 2001      $        8.66         0.10        (2.29)       (2.19)       (0.10)          (0.10)  $  6.37      (25.28%)
Year Ended
October 31, 2002      $        6.37         0.09        (1.04)       (0.95)       (0.10)          (0.10)  $  5.32      (15.20%)
Year Ended
October 31, 2003      $        5.32         0.11         1.25         1.36        (0.12)          (0.12)  $  6.56        25.90%
-------------------------------------------------------------------------------------------------------------------------------

                                            RATIOS  /  SUPPLEMENTAL  DATA
                      ------------------------------------------------------------------------------
                                             RATIO OF
                                                NET                        RATIO OF NET
                                   RATIO    INVESTMENT                      INVESTMENT
                         NET        OF        INCOME        RATIO OF          INCOME
                       ASSETS    EXPENSES     (LOSS)        EXPENSES          (LOSS)
                       AT END       TO          TO          (PRIOR TO        (PRIOR TO
                         OF       AVERAGE     AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)  PORTFOLIO
                       PERIOD       NET         NET        TO AVERAGE       TO AVERAGE      TURNOVER
                       (000S)     ASSETS      ASSETS     NET ASSETS (B)   NET ASSETS (B)      (C)
----------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $     230  0.86% (f)    1.01% (f)       49.77% (f)     (47.90%) (f)       5.66%
Year Ended
October 31, 2001      $  10,877      0.86%        1.17%            3.97%          (1.94%)      30.18%
Year Ended
October 31, 2002      $  12,549      0.79%        1.15%            0.96%            0.98%      32.45%
Year Ended
October 31, 2003      $  16,404      0.75%        1.71%            0.88%            1.58%       7.71%

CLASS B SHARES
Period Ended
October 31, 2000 (d)  $      53  1.46% (f)    0.39% (f)       63.29% (f)     (61.44%) (f)       5.66%
Year Ended
October 31, 2001      $      59      1.46%        0.42%            7.41%          (5.53%)      30.18%
Year Ended
October 31, 2002      $      80      1.39%        0.64%            1.72%            0.31%      32.45%
Year Ended
October 31, 2003      $     105      1.36%        1.03%            1.48%            0.90%       7.71%

INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (d)  $   2,858  0.36% (f)    1.16% (f)        8.18% (f)      (6.66%) (f)       5.66%
Year Ended
October 31, 2001      $  32,422      0.36%        1.42%            2.60%          (0.82%)      30.18%
Year Ended
October 31, 2002      $ 119,502      0.36%        1.66%            0.56%            1.46%      32.45%
Year Ended
October 31, 2003      $ 359,705      0.36%        1.99%            0.48%            1.87%       7.71%
-----------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)  Not  annualized.
(f)  Annualized.

See  notes  to  financial  statements.

100  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

NATIONWIDE  BOND  INDEX  FUND

                                       INVESTMENT  ACTIVITIES                   DISTRIBUTIONS
                      ----------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                         NET                       AND                                                             NET
                        ASSET                   UNREALIZED                                                        ASSET
                        VALUE,        NET         GAINS        TOTAL                                             VALUE,
                      BEGINNING   INVESTMENT     (LOSSES)       FROM         NET         NET                       END
                          OF        INCOME          ON       INVESTMENT  INVESTMENT   REALIZED       TOTAL         OF
                        PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES    INCOME       GAINS    DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  $    10.00         0.50          0.08        0.58       (0.50)         -           (0.50)  $ 10.08
Year Ended
October 31, 2001      $    10.08         0.57          0.93        1.50       (0.57)     (0.08)          (0.65)  $ 10.93
Year Ended
October 31, 2002      $    10.93         0.47          0.05        0.52       (0.48)     (0.01)          (0.49)  $ 10.96
Year Ended
October 31, 2003      $    10.96         0.34          0.09        0.43       (0.40)     (0.01)          (0.41)  $ 10.98

CLASS B SHARES
Period Ended
October 31, 2001 (e)  $    10.75         0.02          0.18        0.20       (0.02)         -           (0.02)  $ 10.93
Year Ended
October 31, 2002      $    10.93         0.41          0.05        0.46       (0.42)     (0.01)          (0.43)  $ 10.96
Year Ended
October 31, 2003      $    10.96         0.29          0.07        0.36       (0.33)     (0.01)          (0.34)  $ 10.98

INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (d)  $    10.00         0.54          0.09        0.63       (0.54)         -           (0.54)  $ 10.09
Year Ended
October 31, 2001      $    10.09         0.63          0.91        1.54       (0.63)     (0.08)          (0.71)  $ 10.92
Year Ended
October 31, 2002      $    10.92         0.52          0.05        0.57       (0.53)     (0.01)          (0.54)  $ 10.95
Year Ended
October 31, 2003      $    10.95         0.39          0.09        0.48       (0.44)     (0.01)          (0.45)  $ 10.98
------------------------------------------------------------------------------------------------------------------------

                                              RATIOS  /  SUPPLEMENTAL  DATA
                      ------------------------------------------------------------------------------------------
                                                        RATIO OF                        RATIO OF
                                                           NET         RATIO OF            NET
                                                       INVESTMENT      EXPENSES        INVESTMENT
                                    NET     RATIO OF     INCOME        (PRIOR TO         INCOME
                                  ASSETS    EXPENSES     (LOSS)     REIMBURSEMENTS)      (LOSS)
                                  AT END       TO          TO             TO            (PRIOR TO
                        TOTAL       OF       AVERAGE     AVERAGE        AVERAGE      REIMBURSEMENTS)  PORTFOLIO
                       RETURN     PERIOD       NET         NET            NET          TO AVERAGE      TURNOVER
                         (A)      (000S)     ASSETS      ASSETS       ASSETS (B)     NET ASSETS (B)      (C)
----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended
October 31, 2000 (d)  5.92% (f)  $   8,352  0.81% (g)    6.06% (g)        3.48% (g)        3.39% (g)      35.74%
Year Ended
October 31, 2001         15.28%  $   9,693      0.81%        5.04%            1.12%            4.73%     150.27%
Year Ended
October 31, 2002          5.01%  $  38,447      0.72%        4.29%            0.84%            4.17%     124.75%
Year Ended
October 31, 2003          3.96%  $  42,292      0.71%        3.07%            0.82%            2.96%     139.66%

CLASS B SHARES
Period Ended
October 31, 2001 (e)  1.85% (f)  $      10  1.41% (g)    3.05% (g)        1.63% (g)        2.83% (g)     150.27%
Year Ended
October 31, 2002          4.38%  $      28      1.33%        3.69%            1.44%            3.58%     124.75%
Year Ended
October 31, 2003          3.34%  $     256      1.31%        2.10%            1.41%            2.00%     139.66%

INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (d)  6.47% (f)  $   3,763  0.31% (g)    6.49% (g)       10.87% (g)      (4.07%) (g)      35.74%
Year Ended
October 31, 2001         15.71%  $  45,750      0.31%        5.51%            1.10%            4.72%     150.27%
Year Ended
October 31, 2002          5.46%  $ 185,141      0.31%        4.67%            0.45%            4.53%     124.75%
Year Ended
October 31, 2003          4.47%  $ 481,326      0.31%        3.34%            0.42%            3.23%     139.66%
----------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

See  notes  to  financial  statements.

2003  ANNUAL  REPORT  101
--------------------------------------------------------------------------------

NORTHPOINTE  SMALL  CAP  VALUE  FUND

Institutional  Class  symbol:  NNSVX

HOW  DID  THE  FUND  PERFORM?

For the annual period ended Oct. 31, 2003, the Fund returned 38.25%* versus 43.35% for its benchmark, the Russell 2000(R) Index.

For  broader  comparison,  the  average  return  for  this  Fund's peer category

(Small-Cap Core Funds) was 38.95%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

The market surged during the second half of the period as the economic slowdown appeared to have ended and an earnings recovery was on the horizon. On the surface, the move in the market appeared to be broad-based. A closer examination of the performance, however, revealed that the rally was fueled by a risky and speculative segment of the market.

Small-cap market returns, as measured by the Russell 2000 Index, were dominated by the micro-cap segment of the small-cap market. These micro-cap stocks tend to be illiquid, trading unprofitably at less than $5 per share. Many of these stocks come with negative earnings forecasts for calendar-year 2003 and only marginal improvement projections for next year. This challenging environment for the Fund's style of investing, which emphasizes liquidity and earnings quality, led to the Fund's performance lagging that of the benchmark.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's top holdings as of Oct. 31, 2003, were BankAtlantic Bancorp, Inc., a diversified financial holding company; CBL & Associates Properties Inc., a self-managed, self-administered, fully integrated real estate investment trust; and Provident Financial Group, Inc., a commercial banking and financial services company. The Fund prefers financial stocks due to the improving credit quality they are enjoying as a result of the recovering economy. The Fund favors real-estate stocks because they have benefited from increased minimum rent revenues and gains on the sale of real estate.

The Fund initiated a position in The Timberland Co., the footwear manufacturer, which has an impressive product line and conservative earnings expectations, a combination that typically creates an attractive investment opportunity. The Fund took advantage of the strong performance in the technology sector to sell positions in Photronics Inc. and Polycom, Inc.

HOW  IS  THE  FUND  POSITIONED?

The economy truly appears to be recovering, although the market may be overestimating its pace. Given the quick run-up in third-quarter 2003 share prices, the Fund is more inclined to be cautious in the near term to see how the economic and earnings data unfold. The environment is likely to shift soon to one in which fundamentals, rather than investor sentiment, move the market. In such an environment, well-positioned companies with strong profitability and visible earnings growth will be rewarded, as will the Fund's style of investing.

PORTFOLIO  MANAGER:  NorthPointe  Capital,  LLC  -  Subadviser
* Performance of Institutional Class shares assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $47,817,539
OCTOBER  31,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  October  31,  2003)

                     1 YR.   INCEPTION1
----------------------------------------
Institutional Class  38.25%       11.94%
----------------------------------------

There  are  no  sales  charges  on the shares of the NorthPointe Small Cap Value
Fund.
1    Fund  commenced  operations  on  June  29,  2000.

GROWTH  OF  A  $10,000  INVESTMENT

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

DATE        INSTITUTIONAL CLASS  RUSSELL 2000   CPI
------------------------------------------------------
6/30/2000                10,000        10,000  10,000
10/31/2000               10,514         9,659  10,099
10/31/2001               11,264         8,433  10,313
10/31/2002               10,539         7,457  10,522
10/31/2003               14,571        10,691  10,787

Comparative performance of $10,000 invested in the Institutional Class of the NorthPointe Small Cap Value Fund, Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.
(a) The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

102  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENT  OF  INVESTMENTS
October  31,  2003

NORTHPOINTE  SMALL  CAP  VALUE  FUND

COMMON  STOCKS  (94.7%)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT      VALUE
---------------------------------------------------------------

AEROSPACE (1.0%)
Alliant Techsystems, Inc. (b)                 4,000  $  207,040
Orbital Sciences Corp. (b)                   20,100     184,719
                                                     ----------
                                                        391,759
                                                     ----------
---------------------------------------------------------------

---------------------------------------------------------------
AIR TRANSPORT (0.9%)
SkyWest, Inc.                                20,192     373,350
                                                     ----------

---------------------------------------------------------------
AUTO PARTS-AFTER MARKET (0.9%)
Aftermarket Technology Corp. (b)             12,900     152,865
Superior Industries International, Inc.       4,500     191,250
                                                     ----------
                                                        344,115
                                                     ----------

---------------------------------------------------------------
AUTO PARTS-TRUCK (0.3%)
Wabash National Corp. (b)                     5,100     117,657
                                                     ----------

---------------------------------------------------------------
BANKS - OUTSIDE NEW YORK CITY (5.4%)
Capital Corp of the West (b)                  4,500     172,530
Community First Bankshares, Inc.             14,600     396,390
East West Bancorp, Inc.                       7,573     371,759
First Community Bancorp, Inc.                 8,900     311,500
Macatawa Bank Corp.                           5,571     146,016
Provident Financial Group, Inc.              16,340     481,212
South Financial Group, Inc. (The)             9,000     235,170
                                                     ----------
                                                      2,114,577
                                                     ----------

---------------------------------------------------------------
BIOTECHNOLOGY RESEARCH & PRODUCTION (1.6%)
Nabi Biopharmaceuticals (b)                  23,700     261,411
Serologicals Corp. (b)                       16,600     265,600
Transkaryotic Therapies, Inc. (b)             8,900     116,679
                                                     ----------
                                                        643,690
                                                     ----------

---------------------------------------------------------------
BUILDING MATERIALS (0.5%)
LSI Industries, Inc.                         11,050     180,447
                                                     ----------

---------------------------------------------------------------
BUILDING-AIR CONDITIONING (0.4%)
York International Corp.                      4,200     166,908
                                                     ----------

---------------------------------------------------------------
CASINOS & GAMBLING (1.2%)
Ameristar Casinos, Inc. (b)                   8,700     183,744
Scientific Games Corp., Class A (b)          22,500     299,250
                                                     ----------
                                                        482,994
                                                     ----------

---------------------------------------------------------------
CHEMICALS (2.2%)
A. Schulman, Inc.                            10,600     201,294
Aceto Corp.                                   8,900     139,107
Cabot Corp.                                   8,200     228,780
Lubrizol Corp.                                9,500     287,850
                                                     ----------
                                                        857,031
                                                     ----------
---------------------------------------------------------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT     VALUE
---------------------------------------------------------------

COAL (1.4%)
Consol Energy, Inc.                           7,900  $  171,430
Peabody Energy Corp.                         11,900     396,627
                                                     ----------
                                                        568,057
                                                     ----------

---------------------------------------------------------------
COMMERCIAL INFORMATION SERVICES (0.4%)
InfoUSA, Inc. (b)                            17,500     143,500
                                                     ----------

---------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (3.1%)
Ditech Communications Corp. (b)              24,000     253,200
Enterasys Networks, Inc. (b)                 69,200     269,880
Harris Corp.                                  8,000     297,760
Inter-Tel, Inc.                               9,800     246,862
Westell Technologies, Inc. (b)               17,500     145,775
                                                     ----------
                                                      1,213,477
                                                     ----------

---------------------------------------------------------------
COMPUTER SERVICES SOFTWARE & SYSTEMS (4.5%)
Compuware Corp. (b)                          41,500     233,230
Gartner, Inc. (b)                            18,000     229,500
MRO Software, Inc. (b)                       12,514     158,302
Novell, Inc. (b)                             66,500     390,355
Parametric Technology Corp. (b)              67,300     209,303
Quovadx, Inc. (b)                            54,500     286,670
Verity, Inc. (b)                             19,700     276,785
                                                     ----------
                                                      1,784,145
                                                     ----------

---------------------------------------------------------------
COMPUTER TECHNOLOGY (2.1%)
Advanced Digital Information Corp. (b)       15,700     255,125
Intergraph Corp. (b)                         15,500     403,930
Komag, Inc. (b)                               8,400     158,424
                                                     ----------
                                                        817,479
                                                     ----------

---------------------------------------------------------------
CONSTRUCTION (0.5%)
Chicago Bridge and Iron Co. N.V.              7,430     202,468
                                                     ----------

---------------------------------------------------------------
CONSUMER ELECTRONICS (0.5%)
CNET Networks, Inc. (b)                      24,900     202,686
                                                     ----------

---------------------------------------------------------------
COSMETICS (0.4%)
Alberto-Culver Co., Class A                   2,700     171,153
                                                     ----------

---------------------------------------------------------------
DRUGS & PHARMACEUTICALS (2.3%)
CV Therapeutics, Inc. (b)                     7,100     125,173
Guilford Pharmaceuticals, Inc. (b)           25,000     184,250
K-V Pharmaceutical Co. (b)                    8,100     194,400
Pharmaceutical Resources, Inc. (b)            5,500     397,540
                                                     ----------
                                                        901,363
                                                     ----------

2003  ANNUAL  REPORT  103
--------------------------------------------------------------------------------

October  31,  2003

NORTHPOINTE  SMALL  CAP  VALUE  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT     VALUE
-----------------------------------------------------------

ELECTRONICS (1.3%)
Aeroflex, Inc. (b)                         29,300  $271,904
Flir Systems, Inc. (b)                      7,300   228,198
                                                   --------
                                                    500,102
                                                   --------

-----------------------------------------------------------
ELECTRONICS - INSTRUMENTS, GAUGES & METERS (0.4%)
Tektronix, Inc.                             6,000   154,020
                                                   --------

-----------------------------------------------------------
ELECTRONICS - MEDICAL SYSTEMS (0.4%)
CardioDynamics International
Corp. (b)                                  25,290   145,418
                                                   --------

-----------------------------------------------------------
ELECTRONICS - SEMI-CONDUCTORS & COMPONENTS (0.9%)
Atmel Corp. (b)                            50,100   282,564
ChipPAC, Inc. (b)                           8,800    73,392
                                                   --------
                                                    355,956
                                                   --------

-----------------------------------------------------------
FERTILIZERS (0.7%)
Scotts Co., Class A (The) (b)               5,100   294,525
                                                   --------

-----------------------------------------------------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.9%)
Hypercom Corp. (b)                         39,800   195,816
TradeStation Group, Inc. (b)               17,600   149,776
                                                   --------
                                                    345,592
                                                   --------

-----------------------------------------------------------
FINANCIAL - MISCELLANEOUS (0.7%)
New Century Financial Corp.                 7,300   270,684
                                                   --------

-----------------------------------------------------------
FOODS (1.9%)
Del Monte Foods Co. (b)                    34,700   329,997
International Multi-Foods Corp. (b)         6,700   149,477
NBTY, Inc. (b)                              9,700   264,325
                                                   --------
                                                    743,799
                                                   --------

-----------------------------------------------------------
HEALTH CARE FACILITIES (0.7%)
Triad Hospitals, Inc. (b)                   8,400   258,132
                                                   --------

-----------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES (0.6%)
Select Medical Corp. (b)                    7,100   238,347
                                                   --------

-----------------------------------------------------------
HEALTH CARE SERVICES (1.1%)
Apria Healthcare Group, Inc. (b)           14,300   414,700
                                                   --------

-----------------------------------------------------------
HOMEBUILDING (0.4%)
Beazer Homes USA, Inc. (b)                  1,500   149,250
                                                   --------

-----------------------------------------------------------
HOUSEHOLD FURNISHINGS (0.7%)
Furniture Brands International, Inc.        6,000   145,560
La-Z-Boy, Inc.                              7,000   141,400
                                                   --------
                                                    286,960
                                                   --------

                                        SHARES OR
                                        PRINCIPAL
                                           AMOUNT     VALUE
-----------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES (0.8%)
Hubbell, Inc.                               5,500  $235,620
Pall Corp.                                  3,100    72,540
                                                   --------
                                                    308,160
                                                   --------

-----------------------------------------------------------
INSURANCE - LIFE (0.6%)
Scottish Annuity & Life Holdings Ltd.      11,700   255,177
                                                   --------

-----------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY (2.0%)
IPC Holdings Ltd.                           6,600   247,170
ProAssurance Corp. (b)                     10,900   328,090
RLI Corp.                                   6,500   218,400
                                                   --------
                                                    793,660
                                                   --------

-----------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES (1.1%)
Affiliated Managers Group, Inc. (b)         5,900   427,750
                                                   --------

-----------------------------------------------------------
LEISURE TIME (0.4%)
West Marine, Inc. (b)                       7,900   175,064
                                                   --------

-----------------------------------------------------------
MACHINERY - CONSTRUCTION & HANDLING (0.3%)
Manitowoc Co. (The)                         6,300   136,710
                                                   --------

-----------------------------------------------------------
MACHINERY - INDUSTRIAL & SPECIALTY (2.1%)
Gardner Denver, Inc. (b)                    6,800   140,488
Joy Global, Inc. (b)                       13,500   257,310
Kadant, Inc. (b)                           11,400   208,050
Kennametal, Inc.                            6,000   221,280
                                                   --------
                                                    827,128
                                                   --------

-----------------------------------------------------------
MACHINERY - OIL WELL EQUIPMENT & SERVICES (1.7%)
Key Energy Services, Inc. (b)              29,500   257,535
Rowan Co., Inc. (b)                        17,800   426,310
                                                   --------
                                                    683,845
                                                   --------

-----------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (0.6%)
Osteotech, Inc. (b)                        10,100    81,709
Owens & Minor, Inc.                         7,650   155,601
                                                   --------
                                                    237,310
                                                   --------
-----------------------------------------------------------

MEDICAL SERVICES (0.6%)
Curative Health Services, Inc. (b)         17,000   242,930
                                                   --------

-----------------------------------------------------------
METAL FABRICATING (1.5%)
Maverick Tube Corp. (b)                    23,210   392,017
NN, Inc.                                   17,500   210,000
                                                   --------
                                                    602,017
                                                   --------

-----------------------------------------------------------
METALS & GLASS PACKING (0.4%)
Anchor Glass Container Corp. (b)            9,700   156,655
                                                   --------

104  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT               VALUE
-----------------------------------------------------------------------------

METALS & MINERALS MISCELLANEOUS (0.5%)
GrafTech International Ltd. (b)                   19,200           $  199,488
                                                                   ----------

-----------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & PROCESSING (0.8%)
USEC, Inc.                                        42,800              318,860
                                                                   ----------

-----------------------------------------------------------------------------
MULTI-SECTOR COMPANIES (0.6%)
Jacuzzi Brands, Inc. (b)                          31,300              220,665
                                                                   ----------

-----------------------------------------------------------------------------
OIL - CRUDE PRODUCERS (2.3%)
Chesapeake Energy Corp.                           33,200              396,076
Energy Partners Ltd. (b)                          24,040              288,720
Newfield Exploration Co. (b)                       5,200              206,596
                                                                   ----------
                                                                      891,392
                                                                   ----------

-----------------------------------------------------------------------------
PAINTS & COATINGS (0.7%)
RPM International, Inc.                           18,000              260,100
                                                                   ----------

-----------------------------------------------------------------------------
PAPER (0.6%)
Albany International
 Corp., Class A                                    7,500              231,750
                                                                   ----------

-----------------------------------------------------------------------------
POLLUTION CONTROL & ENVIRONMENTAL SERVICES (0.9%)
Headwaters, Inc. (b)                              18,600              348,564
                                                                   ----------

-----------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT (1.9%)
Credence Systems Corp. (b)                        18,400              300,104
FEI Co. (b)                                       12,400              294,500
Mykrolis Corp. (b)                                11,200              165,200
                                                                   ----------
                                                                      759,804
                                                                   ----------

-----------------------------------------------------------------------------
PUBLISHING - NEWSPAPERS (0.4%)
Lee Enterprises, Inc.                              3,800              160,208
                                                                   ----------

-----------------------------------------------------------------------------
RADIO & TV BROADCASTERS (1.6%)
Cumulus Media, Inc. (b)                           14,247              266,846
Emmis Communications Corp., Class A (b)            7,700              170,786
Sinclair Broadcast Group, Inc., Class A           16,400              190,896
                                                                   ----------
                                                                      628,528
                                                                   ----------

-----------------------------------------------------------------------------
RAILROADS (1.0%)
RailAmerica, Inc. (b)                             37,200              395,064
                                                                   ----------

-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REIT) (6.3%)
American Financial Realty Trust                   28,900              439,280
Anworth Mortgage Asset Corp.                      16,600              233,064
Ashford Hospitality Trust (b)                     29,500              269,925
Brandywine Realty Trust                            9,100              230,594
CBL & Associates Properties, Inc.                  9,600              511,681
Friedman Billings Ramsey Group, Inc.              13,070              260,354
Ramco-Gershenson Properties Trust                 11,700              282,555
SL Green Realty Corp.                              7,200              260,280
                                                                   ----------
                                                                    2,487,733
                                                                   ----------

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
-----------------------------------------------------------------------------

RECREATIONAL VEHICLES & BOATS (0.4%)
Fleetwood Enterprises, Inc. (b)                   16,000           $  161,280
                                                                   ----------

-----------------------------------------------------------------------------
RENTAL & LEASING SERVICES - CONSUMER (0.3%)
Dollar Thrifty Automotive Group, Inc. (b)          4,700              123,093
                                                                   ----------

-----------------------------------------------------------------------------
RESTAURANTS (1.1%)
Ruby Tuesday, Inc.                                10,400              284,440
Triarc Cos., Inc.                                  4,900               51,058
Triarc Cos., Inc., Class B                         9,800              104,468
                                                                   ----------
                                                                      439,966
                                                                   ----------

-----------------------------------------------------------------------------
RETAIL (3.2%)
American Eagle Outfitters, Inc. (b)                7,300              116,727
AnnTaylor Stores Corp. (b)                         3,300              118,140
Central Garden & Pet Co. (b)                       6,610              182,833
Jo-Ann Stores, Inc., Class A (b)                   5,300              159,053
Linens 'n Things, Inc. (b)                        10,600              312,912
ShopKo Stores, Inc. (b)                           14,500              224,460
Wet Seal, Inc., Class A (The) (b)                 14,600              160,454
                                                                   ----------
                                                                    1,274,579
                                                                   ----------

-----------------------------------------------------------------------------
SAVINGS & LOAN (5.6%)
BankAtlantic Bancorp, Inc., Class A               30,552              512,968
BankUnited Financial Corp., Class A  (b)          11,200              247,632
Commercial Capital Bancorp, Inc. (b)              22,500              422,325
First Niagara Financial Group, Inc.               14,900              212,921
FirstFed Financial Corp. (b)                       9,500              427,500
ITLA Capital Corp. (b)                             8,300              386,365
                                                                   ----------
                                                                    2,209,711
                                                                   ----------

-----------------------------------------------------------------------------
SCIENTIFIC EQUIPMENT & SUPPLIERS (0.2%)
Newport Corp. (b)                                  3,800               59,888
                                                                   ----------
-----------------------------------------------------------------------------
SECURITIES BROKERAGE & SERVICES (1.4%)
American Capital
Strategies Ltd.                                    8,900              240,300
NCO Group, Inc. (b)                               12,900              307,020
                                                                   ----------
                                                                      547,320
                                                                   ----------

-----------------------------------------------------------------------------
SERVICES - COMMERCIAL (2.7%)
Integrated Alarm Services Group, Inc. (b)         37,000              325,970
Labor Ready, Inc. (b)                             11,500              125,005
MPS Group, Inc. (b)                               15,987              152,676
Navigant International, Inc. (b)                   6,150               92,681
Waste Connections, Inc. (b)                       10,000              346,799
                                                                   ----------
                                                                    1,043,131
                                                                   ----------

-----------------------------------------------------------------------------
SHOES (0.7%)
Timberland Co., Class A (The) (b)                  5,200              270,140
                                                                   ----------

2003  ANNUAL  REPORT  105
--------------------------------------------------------------------------------

October  31,  2003

NORTHPOINTE  SMALL  CAP  VALUE  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT                   VALUE
--------------------------------------------------------------------------------

STEEL (0.4%)
Carpenter Technology Corp.                       6,600              $   170,610
                                                                    ------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (1.5%)
Arris Group, Inc. (b)                           29,200                  175,200
Polycom, Inc. (b)                               20,100                  402,603
                                                                    ------------
                                                                        577,803
                                                                    ------------

--------------------------------------------------------------------------------
TOYS (0.6%)
Hasbro, Inc.                                    10,600                  231,080
                                                                    ------------

--------------------------------------------------------------------------------
TRANSPORTATION MISC. (1.0%)
Pacer International, Inc. (b)                   18,300                  377,346
                                                                    ------------

--------------------------------------------------------------------------------
TRUCKERS (1.1%)
J.B. Hunt Transport Services, Inc. (b)          12,400                  314,712
Overnite Corp. (b)                               5,900                  130,744
                                                                    ------------
                                                                        445,456
                                                                    ------------

--------------------------------------------------------------------------------
UTILITIES - ELECTRIC (1.6%)
Black Hills Corp.                                9,520                  306,258
Duquesne Light Holdings, Inc.                   20,600                  331,042
                                                                    ------------
                                                                        637,300
                                                                    ------------

--------------------------------------------------------------------------------
UTILITIES - GAS DISTRIBUTORS (1.8%)
Questar Corp.                                   11,700                  371,475
Southwestern Energy Co. (b)                     16,700                  323,980
                                                                    ------------
                                                                        695,455
                                                                    ------------

--------------------------------------------------------------------------------
UTILITIES - TELECOMMUNICATIONS (0.6%)
Nextel Partners, Inc., Class A (b)              18,100                  217,562
                                                                    ------------

--------------------------------------------------------------------------------
UTILITIES - WATER (0.5%)
American States Water Co.                        7,704                  188,748
                                                                    ------------

TOTAL COMMON STOCKS                                                  37,253,371
                                                                    ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.9%)

CS First Boston, 0.94% dated 10/31/03,
due 11/03/03, repurchase price $1,170,018
(Fully collateralized by AA Rated
Corporate Bonds)                            $1,169,926              $ 1,169,926
Lehman Brothers, Inc., 0.94%
dated 10/31/03, due 11/03/03;
repurchase price $216,669
(Fully collateralized by U.S.
 Agency Securities)                            216,652                  216,652
Nomura Securities, 0.94%
dated 10/31/03, due 11/03/03;
repurchase price $936,014
(Fully collateralized by AA Rated
Corporate Bonds)                               935,941                  935,941
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS                                           2,322,519
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS PURCHASED
 WITH CASH COLLATERAL RECEIVED FOR
 SECURITIES ON LOAN (21.0%)
                                            SHARES OR
                                            PRINCIPAL
                                            AMOUNT                  VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (21.0%)
Nomura Securities, 1.07%,
dated 10/31/03, due 11/03/03;
repurchase price $8,242,384
(Fully collateralized by U.S.
Agency Securities)                          $8,241,649              $ 8,241,649
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH
COLLATERAL RECEIVED FOR SECURITIES
ON LOAN                                                               8,241,649
                                                                    ------------

TOTAL INVESTMENTS (COST $41,285,562) (A) - 121.6%                     47,817,539

LIABILITIES IN EXCESS OF OTHER ASSETS - (21.6)%                      (8,489,499)
                                                                    ------------

NET ASSETS - 100.0%                                                 $39,328,040
                                                                    ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

106  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
October  31,  2003

                                                                                           NORTHPOINTE
                                                                                      SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $30,721,394)                                              $          37,253,371
Repurchase agreements, at cost                                                                    2,322,519
Investments purchased with cash collateral received for securities on loan, at cost               8,241,649
                                                                                      ---------------------
Total Investments                                                                                47,817,539
                                                                                      ---------------------
Cash                                                                                                    720
Interest and dividends receivable                                                                    16,271
Receivable for investments sold                                                                     243,891
Prepaid expenses and other assets                                                                       243
                                                                                      ---------------------
Total Assets                                                                                     48,078,664
                                                                                      ---------------------
LIABILITIES:
Payable to investment adviser                                                                         4,228
Payable for investments purchased                                                                   468,389
Payable for return of collateral received for securities on loan                                  8,241,649
Accrued expenses and other payables
Investment advisory fees                                                                             27,906
Fund administration and transfer agent fees                                                           4,462
Other                                                                                                 3,990
                                                                                      ---------------------
Total Liabilities                                                                                 8,750,624
                                                                                      ---------------------
NET ASSETS                                                                            $          39,328,040
                                                                                      =====================
REPRESENTED BY:
Capital                                                                               $          30,859,725
Accumulated net investment income (loss)                                                                  -
Accumulated net realized gains (losses) from investment transactions                              1,936,338
Net unrealized appreciation (depreciation) on investments                                         6,531,977
                                                                                      ---------------------
NET ASSETS                                                                            $          39,328,040
                                                                                      =====================
NET ASSETS:
Institutional Class Shares                                                            $          39,328,040
                                                                                      ---------------------
Total                                                                                 $          39,328,040
                                                                                      =====================
SHARES OUTSTANDING (unlimited number of shares authorized):
Institutional Class Shares                                                                        2,906,502
                                                                                      ---------------------
Total                                                                                             2,906,502
                                                                                      =====================
NET ASSET VALUE: (a)
Institutional Class Shares                                                            $               13.53

(a)  Institutional  class  shares  are  not subject to a front-end sales charge.

See notes  to  financial  statements.

2003  ANNUAL  REPORT  107
--------------------------------------------------------------------------------

STATEMENT  OF  OPERATIONS

For  the  Year  Ended  October  31,  2003

                                                                         NORTHPOINTE
                                                                     SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                            $       27,243
Dividend income                                                                   375,009
                                                                           --------------
Total Income                                                                      402,252
                                                                           --------------

EXPENSES:
Investment advisory fees                                                          274,247
Fund administration and transfer agent fees                                        46,405
Other                                                                               6,787
                                                                           --------------
Total expenses before waived or reimbursed expenses                               327,439
                                                                           --------------
Expenses reimbursed                                                                (4,795)
                                                                           --------------
Total Expenses                                                                    322,644
                                                                           --------------
NET INVESTMENT INCOME (LOSS)                                                       79,608
                                                                           --------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investments transactions                             2,327,065
Net change in unrealized appreciation/depreciation on investments               8,548,390
                                                                           --------------
Net realized/unrealized gains (losses) on investments                          10,875,455
                                                                           --------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                             $   10,955,063
                                                                           ==============

See  notes  to  financial  statements.

108  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                                            NORTHPOINTE SMALL CAP
                                                                                VALUE FUND
                                                                    --------------------------------------
                                                                      YEAR ENDED             YEAR ENDED
                                                                    OCTOBER 31, 2003      OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                        $          79,608   $         176,348
Net realized gains (losses) on investment transactions                      2,327,065            (345,795)
Net change in unrealized appreciation/depreciation on investments           8,548,390          (2,036,800)
                                                                    --------------------------------------
Change in net assets resulting from operations                             10,955,063          (2,206,247)
                                                                    --------------------------------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                                        (102,987)           (185,936)
Net realized gains on investments                                                   -          (1,731,237)
                                                                    --------------------------------------
Change in net assets from shareholder distributions                          (102,987)         (1,917,173)
                                                                    --------------------------------------
Change in net assets from capital transactions                             (1,484,707)          3,613,636
                                                                    --------------------------------------
Change in net assets                                                        9,367,369            (509,784)

NET ASSETS:
Beginning of period                                                        29,960,671          30,470,455
                                                                    --------------------------------------
End of period                                                       $      39,328,040   $      29,960,671
                                                                    ======================================

See  notes  to  financial  statements.

2003  ANNUAL  REPORT  109
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NORTHPOINTE  SMALL  CAP  VALUE  FUND

                                      INVESTMENT  ACTIVITIES             DISTRIBUTIONS
                       --------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                                                   AND
                         NET                    UNREALIZED                                                          NET
                        ASSET         NET         GAINS         TOTAL                                              ASSET
                        VALUE,    INVESTMENT     (LOSSES)       FROM          NET         NET                     VALUE,
                      BEGINNING     INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                      OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (b)  $    10.00         0.02         0.49         0.51        (0.01)         -           (0.01)  $ 10.50
Year Ended
October 31, 2001      $    10.50         0.13         0.62         0.75        (0.11)         -           (0.11)  $ 11.14
Year Ended
October 31, 2002      $    11.14         0.06        (0.69)       (0.63)       (0.06)     (0.63)          (0.69)  $  9.82
Year Ended
October 31, 2003      $     9.82         0.03         3.72         3.75        (0.04)         -           (0.04)  $ 13.53
-------------------------------------------------------------------------------------------------------------------------

                                       RATIOS  /  SUPPLEMENTAL  DATA
                      -----------------------------------------------------------------------------------------------------
                                                          RATIO
                                                         OF NET                        RATIO OF NET
                                   NET       RATIO     INVESTMENT      RATIO OF         INVESTMENT
                                 ASSETS       OF         INCOME        EXPENSES           INCOME
                                 AT END    EXPENSES      (LOSS)        (PRIOR TO     (LOSS) (PRIOR TO
                                   OF     TO AVERAGE   TO AVERAGE   REIMBURSEMENTS)   REIMBURSEMENTS)
                        TOTAL    PERIOD       NET          NET        TO AVERAGE        TO AVERAGE      PORTFOLIO
                       RETURN    (000S)     ASSETS       ASSETS     NET ASSETS (A)    NET ASSETS (A)     TURNOVER
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
CLASS SHARES
Period Ended
October 31, 2000 (b)  5.14% (c)           $    23,359    1.00% (d)        0.82% (d)          1.79% (d)   0.03% (d)   49.93%
Year Ended
October 31, 2001          7.13%           $    30,470        1.00%            1.00%              1.38%       0.62%  150.45%
Year Ended
October 31, 2002        (6.43%)           $    29,961        1.00%            0.52%              1.06%       0.46%  105.59%
Year Ended
October 31, 2003         38.25%           $    39,328        1.00%            0.25%              1.01%       0.23%  102.63%
---------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(c)  Not  annualized.
(d)  Annualized.

See  notes  to  financial  statements.

110  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

NOTES  TO  FINANCIAL  STATEMENTS
October  31,  2003

1.  ORGANIZATION

Gartmore Mutual Funds (the "Trust") is an open-end management investment company. Prior to January 25, 2002, the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust operates thirty-eight (38) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the 8 funds listed below (individually a "Fund", collectively the "Funds"):

          -    Nationwide  Large  Cap  Growth  Fund  ("Large  Cap  Growth")
          -    Nationwide  Small  Cap  Fund  ("Small  Cap")
          -    Nationwide  S&P  500  Index  Fund  ("S&P  500  Index")
          -    Nationwide  Mid  Cap  Market  Index Fund ("Mid Cap Market Index")
          -    Nationwide  Small  Cap  Index  Fund  ("Small  Cap  Index")  -
          -    Nationwide  International  Index  Fund  ("International Index") -
          -    Nationwide  Bond  Index  Fund  ("Bond  Index")
          -    NorthPointe  Small  Cap  Value  Fund  ("Small  Cap  Value")

2.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     (A)  SECURITY  VALUATION

          Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

          Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

          Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     (B)  REPURCHASE  AGREEMENTS

          The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S.
          Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

2003  ANNUAL  REPORT  111
--------------------------------------------------------------------------------

October  31,  2003

     (C)  FOREIGN  CURRENCY  TRANSACTIONS

          The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     (D)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

          Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

          Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

     (E)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

          Certain Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     (F)  FUTURES  CONTRACTS

          Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin,'' are made each day, depending on the daily fluctuations in the value/market value of the underlying security.

          A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

          Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

     (G)  SWAP  CONTRACTS

          The Funds may engage in swap contracts in order to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon ter-

112  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------
          mination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller.

          At October 31, 2003, Bond Index's open swap contracts were as follows:

                                                                                    UNREALIZED
                                                     EXPIRATION    UNDERLYING      APPRECIATION
DESCRIPTION                                             DATE     NOTIONAL VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------
Index Swap with Deutsche Bank Ag London,
pays net of the total return of the Lehman Brothers
CMBS Investment Grade plus 100 bps minus Libor
minus 40 bps. Nationwide Bond Index Fund receives
positive pays negative                                 03/31/04  $    13,000,000      ($179,151)
------------------------------------------------------------------------------------------------

     (H)  MORTGAGE  DOLLAR  ROLLS

          Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA's on the Statement of Investments of the applicable funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

     (I)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

          Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

     (J)  SECURITIES  LENDING

          To generate additional income, each of the Funds may lend up to 331/3% of the Fund's total assets pursuant to agreements, requiring that the Fund receives cash or securities as collateral with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market the collateral on a daily basis so that the market value of the collateral does not fall below 100% of the market value of the portfolio securities loaned. Cash collateral invested is shown in the Statement of Investments as fund securities. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers. As of October 31, 2003, the following Funds had securites with the following market values on loan:

2003  ANNUAL  REPORT  113
--------------------------------------------------------------------------------

October  31,  2003

                      MARKET VALUE OF
                           LOANED
                         SECURITIES     MARKET VALUE OF
FUND                                      COLLATERAL*
-------------------------------------------------------
Small Cap             $      8,127,755        8,358,877
-------------------------------------------------------
S&P 500 Index               42,299,411       43,117,885
-------------------------------------------------------
Mid Cap Market Index        46,018,502       46,837,905
-------------------------------------------------------
Small Cap Index             24,615,589       25,286,874
-------------------------------------------------------
Bond Index                 128,486,219      130,985,090
-------------------------------------------------------
Small Cap Value              8,084,404        8,241,649
-------------------------------------------------------

*  Includes  securities  and  cash  collateral

     (K)  FEDERAL  INCOME  TAXES

          It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

          The tax character of distributions paid during the fiscal year ended October 31, 2003, were as follows:

                                   DISTRIBUTIONS PAID FROM
                      ---------------------------------------
                              ORDINARY          TERM CAPITAL   TOTAL TAXABLE     TAX EXEMPT           TOTAL
FUND                           INCOME               GAINS      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS PAID
------------------------------------------------------------------------------------------------------------------
Large Cap Growth      $                      -  $           -  $            -  $            -  $                 -
------------------------------------------------------------------------------------------------------------------
Small Cap                                    -              -               -               -                    -
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                        9,315,809              -       9,315,809               -            9,315,809
------------------------------------------------------------------------------------------------------------------
Mid Cap Market Index                 1,268,433              -       1,268,433               -            1,268,433
------------------------------------------------------------------------------------------------------------------
Small Cap Index                        649,250              -         649,250               -              649,250
------------------------------------------------------------------------------------------------------------------
International Index                  4,976,053              -       4,976,053               -            4,976,053
------------------------------------------------------------------------------------------------------------------
Bond Index                          13,692,112         21,047      13,713,159               -           13,713,159
------------------------------------------------------------------------------------------------------------------
Small Cap Value                        102,987              -         102,987               -              102,987
------------------------------------------------------------------------------------------------------------------

As of October 31, 2003, the components of accumulated earning (deficit) on a tax basis were as follows:

                      UNDISTRIBUTED   UNDISTRIBUTED  UNDISTRIBUTED                                   ACCUMULATED
                           TAX          ORDINARY         LONG-                                       CAPITAL AND
                          EXEMPT        INCOME           TERM         ACCUMULATED    DISTRIBUTIONS     OTHER
                          INCOME                        CAPITAL        EARNINGS         PAYABLE        LOSSES
FUND                                                     GAINS
------------------------------------------------------------------------------------------------------------------
Large Cap Growth      $            -  $            -  $            -  $          -  $            -   $(23,644,255)
------------------------------------------------------------------------------------------------------------------
Small Cap                          -               -         562,666       562,666               -              -
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                      -       1,749,579               -     1,749,579               -    (18,410,995)
------------------------------------------------------------------------------------------------------------------
Mid Cap Market Index               -         686,430       2,960,433     3,646,863               -              -
------------------------------------------------------------------------------------------------------------------
Small Cap Index                    -       1,553,229       1,293,354     2,846,583               -              -
------------------------------------------------------------------------------------------------------------------
International Index                -       1,856,848               -     1,856,848               -              -
------------------------------------------------------------------------------------------------------------------
Bond Index                         -       1,703,498               -     1,703,498      (1,701,510)      (668,708)
------------------------------------------------------------------------------------------------------------------
Small Cap Value                    -       1,157,478         847,456     2,004,934               -              -
------------------------------------------------------------------------------------------------------------------

                                             TOTAL
                         UNREALIZED       ACCUMULATED
                        APPRECIATION       EARNINGS
FUND                   (DEPRECIATION)*     (DEFICIT)
------------------------------------------------------
Large Cap Growth      $      1,541,882   $(22,102,373)
------------------------------------------------------
Small Cap                    7,045,599      7,608,265
------------------------------------------------------
S&P 500 Index              (32,432,018)   (49,093,434)
------------------------------------------------------
Mid Cap Market Index        37,025,375     40,672,238
------------------------------------------------------
Small Cap Index             19,060,662     21,907,245
------------------------------------------------------
International Index         40,957,712     42,814,560
------------------------------------------------------
Bond Index                   3,300,385      2,633,665
------------------------------------------------------
Small Cap Value              6,463,381      8,468,315
------------------------------------------------------

* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

114  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

As of October 31, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                           TAX                                        NET UNREALIZED
                         COST OF       UNREALIZED      UNREALIZED      APPRECIATION
FUND                    SECURITIES    APPRECIATION    DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------------------
Large Cap Growth      $   36,114,589  $   4,757,893  $  (3,216,011)  $     1,541,882
-------------------------------------------------------------------------------------
Small Cap                 42,564,917      7,799,597       (753,998)        7,045,599
-------------------------------------------------------------------------------------
S&P 500 Index          1,162,417,524    117,997,193   (150,429,211)      (32,432,018)
-------------------------------------------------------------------------------------
Mid Cap Market Index     295,170,832     47,665,181    (10,639,806)       37,025,375
-------------------------------------------------------------------------------------
Small Cap Index          148,039,771     24,922,195     (5,861,533)       19,060,662
-------------------------------------------------------------------------------------
International Index      338,184,302     55,515,366    (14,434,337)       41,081,029
-------------------------------------------------------------------------------------
Bond Index               680,003,780      7,374,461     (4,074,076)        3,300,385
-------------------------------------------------------------------------------------
Small Cap Value           41,285,562      7,367,193       (903,812)        6,463,381
-------------------------------------------------------------------------------------

As of October 31, 2003, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any to the extent provided by the treasury regulations:

FUND                AMOUNT     EXPIRES
--------------------------------------
Large Cap Growth  $10,691,738     2009
--------------------------------------
Large Cap Growth   11,447,754     2010
--------------------------------------
Large Cap Growth    1,504,763     2011
--------------------------------------
S&P 500 Index      18,410,994     2010
--------------------------------------
Bond Index            668,709     2011
--------------------------------------

For the taxable year ended October 31, 2003, the following percentage of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

FUND                  PERCENTAGE
---------------------------------
S&P 500 Index                100%
---------------------------------
Mid Cap Market Index         100%
---------------------------------
Small Cap Index               51%
---------------------------------
Small Cap Value               47%
---------------------------------

2003  ANNUAL  REPORT  115
--------------------------------------------------------------------------------

October  31,  2003

     (L)  DISTRIBUTIONS  TO  SHAREHOLDERS

          Net investment income, if any, is declared daily and paid monthly for the Bond Index Fund and is declared and paid quarterly for all other Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

          Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

     (M)  EXPENSES

          Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, these expenses are allocated to the classes based on total settled shares outstanding of each class for the Bond Index Fund and are based on relative net assets of each class for all other Funds. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

116  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

     (N)  CAPITAL  SHARE  TRANSACTIONS

Transactions  in  capital  shares  of  the  Funds  were  as  follows:

                                                           LARGE  CAP  GROWTH                          SMALL  CAP
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                  OCTOBER 31, 2003    OCTOBER 31, 2002    OCTOBER 31, 2003    OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued (a)                  $      10,420,981   $      16,759,175   $      13,361,740   $      22,393,255
Cost of shares redeemed                                (16,306,042)        (16,782,137)        (19,926,369)        (21,354,058)
                                                 ------------------------------------------------------------------------------
                                                        (5,885,061)            (22,962)         (6,564,629)          1,039,197
                                                 ------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued (a)                            154,688             429,303             181,450             401,755
Dividends reinvested                                          (840)                  -                   -                   -
Cost of shares redeemed                                   (258,136)           (429,897)           (163,081)           (149,336)
                                                 ------------------------------------------------------------------------------
                                                          (104,288)               (594)             18,369             252,419
                                                 ------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued (a)                             25,535              23,309              46,554              16,185
Cost of shares redeemed                                    (18,233)            (11,317)             (8,167)             (3,141)
                                                 ------------------------------------------------------------------------------
                                                             7,302              11,992              38,387              13,044
                                                 ------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Proceeds from shares issued (a)                          2,607,995           2,021,038          11,749,731           5,340,172
Cost of shares redeemed                                   (902,786)         (2,018,146)         (2,368,474)         (2,777,916)
                                                 ------------------------------------------------------------------------------
                                                         1,705,209               2,892           9,381,257           2,562,256
                                                 ------------------------------------------------------------------------------
Change in net assets from capital transactions   $      (4,276,838)  $          (8,672)  $       2,873,384   $       3,866,916
                                                 ==============================================================================
SHARE TRANSACTIONS:
CLASS A SHARES
Issued                                                   1,549,679           2,178,548           1,197,541           2,001,106
Redeemed                                                (2,341,316)         (2,150,855)         (1,759,018)         (1,853,856)
                                                 ------------------------------------------------------------------------------
                                                          (791,637)             27,693            (561,477)            147,250
                                                 ------------------------------------------------------------------------------
CLASS B SHARES
Issued                                                      23,342              54,351              17,705              34,514
Reinvested                                                     (92)                  -                   -                   -
Redeemed                                                   (39,207)            (58,745)            (15,954)            (13,843)
                                                 ------------------------------------------------------------------------------
                                                           (15,957)             (4,394)              1,751              20,671
                                                 ------------------------------------------------------------------------------
CLASS C SHARES
Issued                                                       3,851               2,815               4,623               1,425
Redeemed                                                    (2,615)             (1,428)               (852)               (320)
                                                 ------------------------------------------------------------------------------
                                                             1,236               1,387               3,771               1,105
                                                 ------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Issued                                                     358,930             254,315             946,746             444,292
Redeemed                                                  (125,847)           (250,352)           (204,231)           (252,618)
                                                 ------------------------------------------------------------------------------
                                                           233,083               3,963             742,515             191,674
                                                 ------------------------------------------------------------------------------
Total change in shares                                    (573,275)             28,649             186,560             360,700
                                                 ==============================================================================

(a)  Amount  includes  redemption  fees,  if  any.

2003  ANNUAL  REPORT  117
--------------------------------------------------------------------------------

October  31,  2003

INDEX

                                 S&P  500  INDEX               MID  CAP MARKET INDEX            SMALL CAP
                             ---------------------------------------------------------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                              OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                 2003           2002           2003           2002           2003           2002
---------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued  $  1,828,678   $  2,166,227   $ 22,747,677   $ 22,364,971   $ 35,834,926   $ 12,725,413
Dividends reinvested               52,980         38,516        102,486         64,420        108,894         53,079
Cost of shares redeemed          (888,404)      (664,992)   (10,104,677)    (9,456,835)   (11,941,012)    (3,641,883)
                             ---------------------------------------------------------------------------------------
                                  993,254      1,539,751     12,745,486     12,972,556     24,002,808      9,136,609
                             ---------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued     1,202,549      1,382,101        172,330        103,364        117,116     120,562 (a)
Dividends reinvested               13,037          7,293             49             36            116         126 (a)
Cost of shares redeemed          (438,620)      (322,821)        (7,981)        (8,287)        (4,489)    (6,026) (a)
                             ---------------------------------------------------------------------------------------
                                  776,966      1,066,573        164,398         95,113        112,743        114,662
                             ---------------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued      9,977 (b)             -      20,011 (b)             -      20,111 (b)             -
                             ---------------------------------------------------------------------------------------
                                    9,977              -         20,011              -         20,111              -
                             ---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Proceeds from shares issued   381,796,247    208,000,180    145,491,963     85,344,030     59,524,627     34,484,947
Dividends reinvested            5,403,845      2,092,852      1,165,898        405,386        540,240        218,804
Cost of shares redeemed       (80,291,097)   (49,074,639)   (29,045,945)   (20,582,702)   (16,579,521)    (7,578,706)
                             ---------------------------------------------------------------------------------------
                              306,908,995    161,018,393    117,611,916     65,166,714     43,485,346     27,125,045
                             ---------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Proceeds from shares issued   115,667,745    107,644,742              -              -              -              -
Dividends reinvested            3,283,193      2,338,484              -              -              -              -
Cost of shares redeemed       (31,059,326)   (24,818,428)             -              -              -              -
                             ---------------------------------------------------------------------------------------
                               87,891,612     85,164,798              -              -              -              -
                             ---------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Proceeds from shares issued    21,783,046     26,834,379              -              -              -              -
Dividends reinvested              565,062        431,912              -              -              -              -
Cost of shares redeemed       (17,700,358)   (12,631,782)             -              -              -              -
                             ---------------------------------------------------------------------------------------
                                4,647,750     14,634,509              -              -              -              -
                             ---------------------------------------------------------------------------------------
LOCAL FUND SHARES
Dividends reinvested                1,148          1,090              -              -              -              -
                             ---------------------------------------------------------------------------------------
                                    1,148          1,090              -              -              -              -
                             ---------------------------------------------------------------------------------------
Change in net assets from
capital transactions         $401,229,702   $263,425,114   $130,541,811   $ 78,234,383   $ 67,621,008   $ 36,376,316
                             =======================================================================================

(a) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(b) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

118  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                              S&P  500  INDEX          MID  CAP  MARKET  INDEX     SMALL  CAP  INDEX
                        ---------------------------------------------------------------------------------
                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                        OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                            2003          2002          2003          2002          2003          2002
---------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES
Issued                      224,195       234,360     2,175,011     2,065,062     3,998,321     1,443,843
Reinvested                    6,546         4,501        10,230         6,270        13,066         6,294
Redeemed                   (107,324)      (76,123)     (992,214)     (926,518)   (1,403,843)     (418,693)
                        ---------------------------------------------------------------------------------
                            123,417       162,738     1,193,027     1,144,814     2,607,544     1,031,444
                        ---------------------------------------------------------------------------------
CLASS B SHARES
Issued                      147,704       149,144        16,581         9,649        12,631     13,020 (a)
Reinvested                    1,630           868             5             3            15         13 (a)
Redeemed                    (56,310)      (37,403)         (861)         (864)         (598)     (718) (a)
                        ---------------------------------------------------------------------------------
                             93,024       112,609        15,725         8,788        12,048        12,315
                        ---------------------------------------------------------------------------------
CLASS C SHARES
Issued                     1,133 (b)            -      1,750 (b)            -      2,018 (b)            -
                        ---------------------------------------------------------------------------------
                              1,133             -         1,750             -         2,018             -
                        ---------------------------------------------------------------------------------
INSTITUTIONAL
CLASS SHARES
Issued                   46,941,237    24,712,089    14,421,674     8,374,096     7,033,832     4,074,841
Reinvested                  660,006       248,868       114,442        39,823        64,463        26,014
Redeemed                (10,009,047)   (5,961,179)   (2,875,636)   (2,031,448)   (1,963,299)     (915,960)
                        ---------------------------------------------------------------------------------
                         37,592,196    18,999,778    11,660,480     6,382,471     5,134,996     3,184,895
                        ---------------------------------------------------------------------------------
SERVICE CLASS SHARES
Issued                   14,209,589    11,969,770             -             -             -             -
Reinvested                  406,279       272,213             -             -             -             -
Redeemed                 (3,862,780)   (2,890,421)            -             -             -             -
                        ---------------------------------------------------------------------------------
                         10,753,088     9,351,562             -             -             -             -
                        ---------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Issued                    2,727,480     3,026,182             -             -             -             -
Reinvested                   69,828        49,754             -             -             -             -
Redeemed                 (2,144,113)   (1,479,191)            -             -             -             -
                        ---------------------------------------------------------------------------------
                            653,195     1,596,745             -             -             -             -
                        ---------------------------------------------------------------------------------
LOCAL FUND SHARES
Reinvested                      141           125             -             -             -             -
                        ---------------------------------------------------------------------------------
                                141           125             -             -             -             -
                        ---------------------------------------------------------------------------------
Total change in shares   49,216,194    30,223,557    12,870,982     7,536,073     7,756,606     4,228,654
                       ==================================================================================

(a) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(b) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

2003  ANNUAL  REPORT  119
--------------------------------------------------------------------------------

October  31,  2003

                                 INTERNATIONAL  INDEX               BOND  INDEX
                             ----------------------------------------------------------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                              OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                  2003           2002           2003           2002
----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued  $ 119,622,571   $ 84,979,808   $ 30,725,035   $ 86,302,550
Dividends reinvested               252,921        176,030      1,726,592        937,092
Cost of shares redeemed       (119,862,372)   (82,335,161)   (28,679,148)   (59,036,005)
                             ----------------------------------------------------------
                                    13,120      2,820,677      3,772,479     28,203,637
                             ----------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued         13,648         54,685        261,455         16,353
Dividends reinvested                 1,222            786          2,592            580
Cost of shares redeemed            (10,145)       (18,040)       (31,327)            (5)
                             ----------------------------------------------------------
                                     4,725         37,431        232,720         16,928
                             ----------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Proceeds from shares issued    248,081,936    158,914,467    335,894,088    177,175,915
Dividends reinvested             4,721,725      1,346,579     11,973,979      4,181,307
Cost of shares redeemed        (70,327,032)   (57,635,844)   (49,645,865)   (44,746,796)
                             ----------------------------------------------------------
                               182,476,629    102,625,202    298,222,202    136,610,426
                             ----------------------------------------------------------
Change in net assets from
 capital transactions        $ 182,494,474   $105,483,310   $302,227,401   $164,830,991
                             ==========================================================
SHARE TRANSACTIONS:
CLASS A SHARES
Issued                          21,676,575     15,244,053      2,776,357      7,956,207
Reinvested                          45,133         29,880        155,870         87,254
Redeemed                       (21,579,769)   (14,620,795)    (2,589,441)    (5,422,533)
                             ----------------------------------------------------------
                                   141,939        653,138        342,786      2,620,928
                             ----------------------------------------------------------
CLASS B SHARES
Issued                               2,702          8,757         23,372          1,527
Reinvested                             218            134            235             54
Redeemed                            (1,900)        (3,042)        (2,816)            (1)
                             ----------------------------------------------------------
                                     1,020          5,849         20,791          1,580
                             ----------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Issued                          44,034,205     27,589,163     30,355,893     16,464,473
Reinvested                         828,041        232,836      1,082,080        389,083
Redeemed                       (12,488,487)   (10,434,624)    (4,489,431)    (4,138,782)
                             ----------------------------------------------------------
                                32,373,759     17,387,375     26,948,542     12,714,774
                             ----------------------------------------------------------
Total change in shares          32,516,718     18,046,362     27,312,119     15,337,282
                             ==========================================================

120  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

                                                        SMALL  CAP  VALUE
                                                --------------------------------------
                                                    YEAR ENDED          YEAR ENDED
                                                 OCTOBER 31, 2003    OCTOBER 31, 2002
--------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
Proceeds from shares issued                     $       2,061,469   $       1,994,386
Dividends reinvested                                       64,171           1,849,661
Cost of shares redeemed                                (3,610,347)           (230,411)
                                                --------------------------------------
Change in net assets from capital transactions  $      (1,484,707)  $       3,613,636
                                                ======================================
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
Issued                                                    195,363             172,664
Reinvested                                                  6,148             162,630
Redeemed                                                 (345,488)            (19,130)
                                                --------------------------------------
Total change in shares                                   (143,977)            316,164
                                                ======================================

2003  ANNUAL  REPORT  121
--------------------------------------------------------------------------------

October  31,  2003

3.  TRANSACTIONS  WITH  AFFILIATES

Under the terms of the Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust ("GMF") manages the investment of the assets and supervises the daily business affairs of their respective Funds (as shown in the table below). GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy-holders. GMF also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers, if applicable, for the Funds that GMF advises. The subadvisers manage each of their respective Fund's investments (or portion thereof) and have the responsibility for making all investment decisions for the applicable Funds. The adviser and subadviser, if applicable, for each Fund is as follows:

FUND                  ADVISER            SUBADVISER
-------------------------------------------------------------
Large Cap Growth      GMF      Goldman Sachs Asset Management
-------------------------------------------------------------
Small Cap             GMF      INVESCO, Inc.
-------------------------------------------------------------
S&P 500 Index         GMF      Fund Asset Management, L.P.
-------------------------------------------------------------
Mid Cap Market Index  GMF      Fund Asset Management, L.P.
-------------------------------------------------------------
Small Cap Index       GMF      Fund Asset Management, L.P.
-------------------------------------------------------------
International Index   GMF      Fund Asset Management, L.P.
-------------------------------------------------------------
Bond Index            GMF      Fund Asset Management, L.P.
-------------------------------------------------------------
Small Cap Value       GMF      NorthPointe Capital, LLC (a)
-------------------------------------------------------------

(a)  Affiliate  of  GMF.

Under the terms of the Investment Advisory Agreements, each Fund pays GMF an investment advisory fee based on that Fund's average daily net assets. From these fees, pursuant to the subadvisory agreements, the adviser pays fees to the applicable subadviser, if any. Additional information regarding the investment advisory fees and subadvisory fees for GMF and the sub-advisers, where applicable, is as follows for the year ended October 31, 2003:

                                                   TOTAL     FEES       PAID TO
FUND                           FEE SCHEDULE         FEES   RETAINED   SUBADVISER
---------------------------------------------------------------------------------
Large Cap Growth         Up to $150 million         0.80%      0.40%        0.40%
                         On $150 million and more   0.70%      0.40%        0.30%
---------------------------------------------------------------------------------
Small Cap                Up to $100 million         0.95%      0.40%        0.55%
                         On $100 million and more   0.80%      0.40%        0.40%
---------------------------------------------------------------------------------
S&P 500 Index (a)        Up to $1.5 billion         0.13%      0.11%        0.02%
                         On the next $1.5 billion   0.12%      0.10%        0.02%
                         On $3 billion and more     0.11%      0.09%        0.02%
---------------------------------------------------------------------------------
Mid Cap Market Index     All Assets                 0.22%      0.13%        0.09%
---------------------------------------------------------------------------------
Small Cap Index          All Assets                 0.20%      0.13%        0.07%
---------------------------------------------------------------------------------
International Index (b)  All Assets                 0.27%      0.15%        0.12%
---------------------------------------------------------------------------------
Bond Index               All Assets                 0.22%      0.13%        0.09%
---------------------------------------------------------------------------------
Small Cap Value          All Assets                 0.85%         -         0.85%
---------------------------------------------------------------------------------

(a) Prior to January 1, 2003, the subadvisory fee was 0.04% on assets up to $200 million and 0.02% on assets of $200 million and more.

(b) Prior to January 1, 2003, the subadvisory fee was 0.13% on all asset levels.

122  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

Effective July 1, 2002, GMF and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative services fees) from exceeding the amounts listed in the table below until at least February 29, 2004:

EXPENSE CAPS
                          -------------------------------------------------------------------------------
                                                                           INSTITUTIONAL
                                                           INSTITUTIONAL      SERVICES    SERVICE   LOCAL
                           CLASS A     CLASS B   CLASS C       CLASS          CLASS        CLASS     FUND
FUNDS                      SHARES       SHARES    SHARES       SHARES         SHARES       SHARES  SHARES
---------------------------------------------------------------------------------------------------------
Large Cap Growth                 1.05%     1.05%     1.05%       n/a          1.05%         n/a       n/a
---------------------------------------------------------------------------------------------------------
Small Cap                        1.20%     1.20%     1.20%        n/a         1.20%         n/a       n/a
---------------------------------------------------------------------------------------------------------
S&P 500 Index                    0.63%     1.23%     1.23%       0.23%        0.48%        0.63%    0.35%
---------------------------------------------------------------------------------------------------------
Mid Cap Market Index             0.81%     1.41%     1.41%       0.31%         n/a          n/a       n/a
---------------------------------------------------------------------------------------------------------
Small Cap Index (a)              0.79%     1.39%     1.39%       0.29%         n/a          n/a       n/a
---------------------------------------------------------------------------------------------------------
International Index (a)          0.86%     1.46%       n/a       0.36%         n/a          n/a       n/a
---------------------------------------------------------------------------------------------------------
Bond Index (a)                   0.81%     1.41%       n/a       0.31%         n/a          n/a       n/a
---------------------------------------------------------------------------------------------------------
Small Cap Value                   n/a        n/a       n/a       1.00%         n/a          n/a       n/a
---------------------------------------------------------------------------------------------------------

(a) The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% until at least March 1, 2011.

GMF may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted. As of the year ended October 31, 2003, the cumulative potential reimbursements were as follows:

FUND                   AMOUNT        EXPIRES
-------------------------------------------------
Large Cap Growth      $873,014  November 2, 2003
-------------------------------------------------
Small Cap              615,490  November 2, 2003
-------------------------------------------------
Mid Cap Market Index   500,510  December 29, 2004
-------------------------------------------------
Small Cap Index        418,337  December 29, 2004
-------------------------------------------------
International Index    702,940  December 29, 2004
-------------------------------------------------
Bond Index             752,307  December 29, 2004
-------------------------------------------------
Small Cap Value        177,106  June 29, 2005
-------------------------------------------------

2003  ANNUAL  REPORT  123
--------------------------------------------------------------------------------

October  31,  2003

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Funds' distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed the following:

                                CLASS
                       CLASS      B      CLASS   SERVICE    LOCAL
                         A      CLASS      C      CLASS     FUND
FUND                  SHARES   SHARES   SHARES    SHARES   SHARES
------------------------------------------------------------------
Large Cap Growth        0.25%    1.00%    1.00%      n/a       n/a
------------------------------------------------------------------
Small Cap               0.25%    1.00%    1.00%      n/a       n/a
------------------------------------------------------------------
S&P 500 Index           0.25%    1.00%    1.00%     0.15%    0.07%
------------------------------------------------------------------
Mid Cap Market Index    0.25%    1.00%    1.00%      n/a       n/a
------------------------------------------------------------------
Small Cap Index         0.25%    1.00%    1.00%      n/a       n/a
------------------------------------------------------------------
International Index     0.25%    1.00%      n/a      n/a       n/a
------------------------------------------------------------------
Bond Index              0.25%    1.00%      n/a      n/a       n/a
------------------------------------------------------------------
Small Cap Value           n/a      n/a      n/a      n/a       n/a
------------------------------------------------------------------

Pursuant to an Underwriting Agreement, GDSI serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. These fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From these fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. These fees are contingent deferred sales charges ("CDSCs") ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the year ended October 31, 2003, GDSI received commissions of $158,009 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $80,890 was reallowed to affiliated broker-dealers of the Funds.

The Small Cap Fund will assess a 1.50% redemption fee on all classes of shares that are purchased and are sold or exchanged within 90 days of purchase. The redemption fee, if any, is allocated to each share class through capital for the applicable Fund and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides for various administrative and accounting services to the Funds. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees then are allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI's services.

124  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

COMBINED FEE SCHEDULE*
--------------------------------------------
Up to $1 billion                       0.25%
--------------------------------------------
1 billion and more up to $3 billion    0.18%
--------------------------------------------
3 billion and more up to $4 billion    0.14%
--------------------------------------------
4 billion and more up to $5 billion    0.07%
--------------------------------------------
5 billion and more up to $10 billion   0.04%
--------------------------------------------
10 billion and more up to $12 billion  0.02%
--------------------------------------------
12 billion or more                     0.01%
--------------------------------------------

* The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds (collectively, the "Investor Destinations Funds") are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Service Class, and Institutional Service Class of shares of each of the applicable Funds.

4.  BANK  LOANS

Prior to April 7, 2003, the Trust had an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bore interest at the Federal Funds rate plus 0.50%. Any interest costs would be included in custodian fees in the Statements of Operations. No compensating balances were required under the terms of the line of credit. For the period from April 7, 2003 to October 31, 2003, the Trust did not maintain an unsecured bank line of credit. There were no unsecured bank loans outstanding as of October 31, 2002.

5.  INVESTMENT  TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2003, are summarized as follows:

FUND                   PURCHASES       SALES
------------------------------------------------
Large Cap Growth      $ 36,615,678  $ 41,287,860
------------------------------------------------
Small Cap               32,294,169    29,026,953
------------------------------------------------
S&P 500 Index          318,040,219     9,310,747
------------------------------------------------
Mid Cap Market Index   115,229,509    13,232,305
------------------------------------------------
Small Cap Index         80,103,033    18,592,259
------------------------------------------------
International Index    173,122,788    16,231,317
------------------------------------------------
------------------------------------------------
Bond Index             795,685,574   488,752,413
------------------------------------------------
Small Cap Value         30,945,212    31,585,239
------------------------------------------------

2003  ANNUAL  REPORT  125
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS TO THE TRUSTEES AND SHAREHOLDERS OF GARTMORE MUTUAL FUNDS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nationwide Large Cap Growth Fund, Nationwide Small Cap Fund, Nationwide S&P 500 Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Small Cap Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, and NorthPointe Small Cap Value Fund (eight series of Gartmore Mutual Funds, hereafter referred to as the "Funds") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years (or periods) then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the periods ended on or before October 31, 2001 were audited by other independent accountants whose report dated December 14, 2001 expressed an unqualified opinion on those financial statements.

PRICEWATERHOUSECOOPERS  LLP
PHILADELPHIA,  PENNSYLVANIA
DECEMBER  18,  2003

126  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

SUPPLEMENTAL  INFORMATION  (Unaudited)
October  31,  2003

SHAREHOLDER  MEETING

On December 12, 2003, a Special Meeting of the Shareholders of the Nationwide Large Cap Growth Fund was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

PROPOSAL  1:

To approve a Plan of Reorganization adopted by Gartmore Mutual Funds (the "Trust"), on behalf of the Nationwide Large Cap Growth Fund (the "Large Cap Growth Fund") and the Gartmore Growth Fund (the "Growth Fund") series of the Trust, that provides for the acquisition by the Growth Fund of all of the Assets, subject to liabilities, of the Large Cap Growth Fund, in exchange for Class A, Class B, Class C and Institutional Service Class shares of the Growth Fund, the distribution of such shares to the shareholders of the Large Cap Growth Fund and the dissolution of the Large Cap Growth Fund.

FOR          AGAINST   ABSTAIN
------------------------------
27,456,711  1,031,870  716,590

PROPOSAL  2:

To grant the proxyholders authority to vote upon any other business that may properly come before the Meeting.

FOR          AGAINST   ABSTAIN
------------------------------
26,883,019  1,343,995  978,157

OTHER  FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED)

For the period ended October 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

For the period ended October 31, 2003, the following Funds paid qualified dividend income:

                      QUALIFIED
                       DIVIDEND
FUND                    INCOME
--------------------------------
S&P 500 Index         $7,086,452
--------------------------------
Mid Cap Market Index   1,015,815
--------------------------------
Small Cap Index          479,019
--------------------------------
International Index    4,705,535
--------------------------------
Small Cap Value           42,937
--------------------------------

2003  ANNUAL  REPORT  127
--------------------------------------------------------------------------------

MANAGEMENT  INFORMATION  (Unaudited)

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS OCTOBER 31, 2003


NAME,                         POSITION(S)      TERM                      PRINCIPAL                   NUMBER        OTHER
ADDRESS,                         HELD           OF                     OCCUPATION(S)                   OF      DIRECTORSHIPS
AND                              WITH         OFFICE                      DURING                   PORTFOLIOS      HELD
AGE                              FUND          WITH                        PAST                        IN           BY
                                               TRUST                       PAST                       FUND       TRUSTEE2
                                                 -                           5                      COMPLEX
                                              LENGTH                       YEARS                    OVERSEEN
                                                OF                                                     BY
                                               TIME                                                 TRUSTEE
                                              SERVED1
----------------------------------------------------------------------------------------------------------------------------
Charles E. Allen,             Trustee      Since          Mr. Allen is Chairman, Chief                     83  None
8162 E. Jefferson Ave., #15B               July 2000      Executive Officer and President of
Detroit, MI 48214                                         Graimark Realty Advisors, Inc. (real
                                                          estate development, investment and
Age 55                                                    asset management).
----------------------------------------------------------------------------------------------------------------------------
Paula H.J. Cholmondeley       Trustee      Since          Ms. Cholmondeley is Vice President               83  None
c/o Sappi Fine Paper                       July 2000      and General Manager of Special
225 Franklin Street                                       Products at Sappi Fine Paper North
Boston, MA 02110                                          America. Prior to 1998, she held
                                                          various positions with Owens
Age 56                                                    Corning, including Vice President
                                                          and General Manager of the
                                                          Residential Insulation Division (1997
                                                          to 1998).
----------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore               Trustee      Since          Dr. DeVore is President                          83  None
111 N. West Street                         May 1998       of Otterbein College.
Westerville, OH 43081

Age 63
----------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan              Trustee      Since          Since 1999, Mr. Duncan has worked                83  None
1397 Haddon Road                           April 1997     as an arbitration and mediation
Columbus, OH 43209                                        consultant. From 1996 to 1999, he
Age 76                                                    was Commissioner of the Ohio
                                                          Elections Commission.
----------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar           Trustee      Since          Retired; Ms. Hennigar is the former              83  None
6363 So. Sicily Way                        July 2000      Chairman of OppenheimerFunds
Aurora, CO 80016                                          Services and Shareholder Services
                                                          Inc. Ms. Hennigar held this position
Age 67                                                    from October 1999 to June, 2000.
                                                          Prior to that, she served as
                                                          President and Chief Executive
                                                          Officer of OppenheimerFunds
                                                          Services.
----------------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV            Trustee      Since          Dr. Kerr is President Emeritus of                83  None
4890 Smoketalk Lane                        June 1981      Kendall College.
Westerville, OH 43081

Age 69
----------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler            Trustee      Since          Mr. Kridler is the President and Chief           83  None
2355 Brixton Road                          September1997  Executive Officer of the Columbus
Columbus, OH 43221                                        Foundation (a founda- tion which
                                                          manages over 1,000 individual
Age 48                                                    endowment funds). Prior to January
                                                          31, 2002, Mr. Kridler was the
                                                          President of the Columbus
                                                          Association for the Performing Arts
                                                          and Chairman of the Greater
                                                          Columbus Convention and Visitors
                                                          Bureau.
----------------------------------------------------------------------------------------------------------------------------

128  ANNUAL  REPORT  2003
--------------------------------------------------------------------------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS (continued)
OCTOBER  31,  2003

                                      TERM
                                       OF                                                NUMBER
                                     OFFICE                                                OF
                                      WITH                   PRINCIPAL                 PORTFOLIOS
                                     TRUST                 OCCUPATION(S)                   IN
                                       -                      DURING                      FUND         OTHER
NAME,                  POSITION(S)   LENGTH                    PAST                     COMPLEX    DIRECTORSHIPS
ADDRESS,                  HELD         OF                      PAST                     OVERSEEN       HELD
AND                       WITH        TIME                       5                         BY           BY
AGE                       FUND      SERVED1                    YEARS                    TRUSTEE      TRUSTEE2
----------------------------------------------------------------------------------------------------------------
David C. Wetmore       Trustee      Since     Retired; Mr. Wetmore is the former            83[3]  None
26 Turnbridge Drive                 May 1995  Managing Director of Updata
Long Cove Plantation                          Capital, Inc., a venture capital firm.
Hilton Head, SC 29928
Age 55

TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS OCTOBER 31, 2003


NAME,                              POSITION(S)      TERM                      PRINCIPAL                   NUMBER        OTHER
ADDRESS,                              HELD           OF                     OCCUPATION(S)                   OF      DIRECTORSHIPS
AND                                   WITH         OFFICE                      DURING                   PORTFOLIOS      HELD
AGE                                   FUND         LENGTH                       PAST                        IN           BY
                                                     OF                         PAST                       FUND      TRUSTEE[2]
                                                    TIME                          5                      COMPLEX
                                                  SERVED[1]                     YEARS                    OVERSEEN
                                                                                                            BY
                                                                                                         TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Paul J. Hondros                    Trustee      Since          Mr. Hondros is President and Chief            83[3]  None
Gartmore Global Investments, Inc.  and          July 2000      Executive Officer of Gartmore
1200 River Road,                   Chairman                    Distribution Services, Inc. ("GDSI")*,
Conshohocken, PA 19428                                         Gartmore Investors Services, Inc.*,
                                                               Gartmore Morley Capital
Age 55                                                         Management, Inc.*, Gartmore
                                                               Morley Financial Services, Inc.,*
                                                               NorthPointe Capital, LLC*, GGAMT*,
                                                               GGI*, GMF*, and GSA* and a
                                                               Director of Nationwide Securities,
                                                               Inc.* as well as several entities
                                                               within Nationwide Financial
                                                               Services, Inc.* Prior to that, Mr.
                                                               Hondros served as President and
                                                               Chief Operations Officer of Pilgrim
                                                               Baxter and Associates, Ltd., an
                                                               invest-ment manage- ment firm, and
                                                               its affiliated investment man-
                                                               agement arm, Pilgrim Baxter Value
                                                               Investors, Inc. and as Executive Vice
                                                               President to the PBHG Funds,
                                                               PBHG Insurance Series Funds and
                                                               PBHG Adviser Funds.
---------------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                   Trustee      Since          Mr. Shisler is President and Chief               83  None
1356 North Wenger Rd.                           February 2000  Executive Officer of K&B Transport,
Dalton, OH 44618                                               Inc., a trucking firm, Chairman of the
                                                               Board for Nationwide Mutual
Age 61                                                         Insurance Company* and a Director
                                                               of Nationwide Financial Services,
                                                               Inc.*
---------------------------------------------------------------------------------------------------------------------------------

2003  ANNUAL  REPORT  129
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS
(continued)
OCTOBER  31,  2003


NAME,                              POSITION(S)      TERM                     PRINCIPAL                  NUMBER        OTHER
ADDRESS,                              HELD           OF                    OCCUPATION(S)                  OF      DIRECTORSHIPS
AND                                   WITH         OFFICE                     DURING                  PORTFOLIOS      HELD
AGE                                   FUND          WITH                       PAST                       IN           BY
                                                    TRUST                        5                       FUND       TRUSTEE2
                                                      -                        YEARS                   COMPLEX
                                                   LENGTH                                              OVERSEEN
                                                     OF                                                   BY
                                                    TIME                                               TRUSTEE
                                                   SERVED1
---------------------------------------------------------------------------------------------------------------------------------
                                   Treasurer    Since          Mr. Holland is Senior Vice President           83  None
Gerald J. Holland                               March 2001     - Chief Administrative Officer for
Gartmore Global Investments, Inc.                              GGI*, GMF*, GSA* and GDSI.*
1200 River Road,                                               From July 2000 to March 2002 he
Conshohocken, PA 19428                                         was Senior Vice President -
                                                               Operations for GGI, GMF and GSA.
Age 52                                                         Prior to July 2000, he was Vice
                                                               President for First Data Investor
                                                               Services, an invest-ment company
                                                               service provider.
---------------------------------------------------------------------------------------------------------------------------------
                                   Secretary    Since          Mr. Miller is Senior Vice President,           83  None
Eric E. Miller                                  December 2002  Chief Counsel for GGI*, GMF* and
Gartmore Global Investments, Inc.                              GSA*. Prior to August 2002, he was
1200 River Road,                                               a Partner with Stradley Ronon
Conshohocken, PA 19428                                         Stevens & Young, LLP.

Age 50
---------------------------------------------------------------------------------------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.

3 Mr.Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for each of the various hedge funds managed by Gartmore SA Capital Trust ("GSA") (Mr. Wetmore resigned as a member of these Administrative Committees effective as of December 5, 2003.)

* This position is held with an affiliated person or principal underwriter of the Funds.

Trustees  and  Officers  who  are not Interested Persons (as defined in the 1940
Act) of the Funds received aggregate compensation of $272,625 from the Trust for the year ended October 31, 2003. Additional information regarding the Trustees and Officers may be found in the Trust's statement of additional information which is available without charge (i) upon request, by calling 1-800-848-0920,
(ii) on the Fund's website at WWW.GARTMOREFUNDS.COM, or (iii) on the Securities and Exchange Commission's website at www.sec.gov.

130  ANNUAL  REPORT  2003
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

OFFICERS

Paul  J.  Hondros,  Chairman,  Chief  Executive  Officer
Eric  E.  Miller,  Secretary
James  Bernstein,  Assistant  Secretary
Elizabeth  A.  Davin,  Assistant  Secretary
Jill  R.  Whitelaw,  Assistant  Secretary
Michael  A.  Krulikowski,  Assistant  Secretary
Alaina  V.  Metz,  Assistant  Secretary
Peter  Sullivan,  Assistant  Secretary
Scott  Zoltowski,  Assistant  Secretary
Gerald  J.  Holland,  Treasurer,  Chief  Financial  Officer
William  J.  Baltrus,  Assistant  Treasurer
Joseph  A.  Finelli,  Assistant  Treasurer
Bryan  C.  Haft,  Assistant  Treasurer
Michael  D.  Leonard,  Assistant  Treasurer
Brian  J.  O'Neill,  Assistant  Treasurer
Mary  L.  Vitale,  Assistant  Treasurer

INVESTMENT  ADVISERS

GARTMORE  MUTUAL  FUND  CAPITAL  TRUST
1200  River  Road,
Suite  1000
Conshohocken,  Pennsylvania  19428

GARTMORE  MORLEY  CAPITAL  MANAGEMENT,  INC.
5665  S.W.  Meadows  Road
Lake  Oswego,  OR  97035

TRANSFER  AGENT

GARTMORE  INVESTORS  SERVICES,  INC.
P.O.  Box  1492
Columbus,  Ohio  43216-1492

CUSTODIAN

J.P.  MORGAN  CHASE  BANK
270  Park  Avenue  New  York,  NY  10017

LEGAL  COUNSEL

STRADLEY  RONON  STEVENS  &  YOUNG,  LLP
2600  One  Commerce  Square
Philadelphia,  Pennsylvania  19103-7098

INDEPENDENT  AUDITOR

PRICEWATERHOUSECOOPERS  LLP
Two  Commerce  Square
2001  Market  Street,
Suite  1700
Philadelphia,  PA  19103

DISTRIBUTOR

GARTMORE  DISTRIBUTION  SERVICES,  INC.
1200  River  Road,
Suite  1000
Conshohocken,  PA  19428

Gartmore Global Investments is the investment adviser to Gartmore Funds. "Look Beyond." is a service mark of Gartmore Global Investments, Inc. Nationwide is a registered service mark of Nationwide Mutual Insurance Company.

Securities  offered  through  GARTMORE DISTRIBUTION SERVICES, INC., Member NASD.

This report is for the information of shareholders of Gartmore Funds. For more complete information, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send money.

FEDERAL LAW REQUIRES THE TRUST, AND EACH OF ITS INVESTMENT ADVISERS AND SUB-ADVISERS, TO ADOPT PROCEDURES FOR VOTING PROXIES ("PROXY VOTING GUIDELINES") AND TO PROVIDE A SUMMARY OF THOSE PROXY VOTING GUIDELINES USED TO VOTE THE SECURITIES HELD BY THE FUNDS. THE FUND'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) UPON REQUEST, BY CALLING 800-848-0920, (II) ON THE FUND'S WEB SITE AT WWW.GARTMOREFUNDS.COM, OR (III) ON THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV.

GARTMORE  FUNDS
1200  River  Road
Conshohocken,  PA  19428

888-223-2116

WWW.GARTMOREFUNDS.COM

Gartmore  Funds  Shareholder  Services:
800-848-0920

GG-0094  12/03

--------------------------------------------------------------------------------

ITEM  2.  CODE  OF  ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 10 (A)(1).

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If  the  registrant  provides  the  disclosure  required  by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in
               Section  2(a)(19)  of  the  Act  (15  U.S.C.  80a-  2(a)(19)).

     (3)  If  the  registrant  provides  the  disclosure  required  by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

     3(a)(1)  THE  REGISTRANT'S  BOARD  OF  DIRECTORS  HAS  DETERMINED  THAT THE
          REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

     3(a)(2)  THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID C. WETMORE. HE IS AN
          INDEPENDENT  TRUSTEE.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (2)  Disclose  the  percentage  of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM  5.      AUDIT  COMMITTEE  OF  LISTED  REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT  APPLICABLE.

ITEM  6.      [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM  8.  [RESERVED]

ITEM  9.  CONTROLS  AND  PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE  WERE  NO  CHANGES  IN  THE  REGISTRANT'S  INTERNAL CONTROL OVER FINANCIAL
REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM  10.  EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GARTMORE  MUTUAL  FUNDS

By      /s/     GERALD  J.  HOLLAND
Name:           Gerald  J.  Holland
Title:          Treasurer

Date:           January 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/     PAUL  J.  HONDROS
Name:           Paul  J.  Hondros
Title:          President  &  Chairman  of  the  Board

Date:           January 9, 2004

By     /s/      GERALD  J.  HOLLAND
Name:           Gerald  J.  Holland
Title:          Treasurer

Date:           January 9, 2004